UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2021

Date of reporting period:	06/30/2021

Item 1 – Reports to Stockholders

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2021

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2021, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

PSF Global Portfolio

PSF International Growth Portfolio

PSF Mid-Cap Growth Portfolio

PSF Natural Resources Portfolio

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM Government Income Portfolio

PSF PGIM Government Money Market Portfolio

PSF PGIM High Yield Bond Portfolio

PSF PGIM Jennison Blend Portfolio

PSF PGIM Jennison Focused Blend Portfolio

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Value Portfolio

PSF PGIM Total Return Bond Portfolio

PSF Small-Cap Stock Index Portfolio

PSF Small-Cap Value Portfolio

PSF Stock Index Portfolio

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The Prudential Series Fund may offer three classes of shares in each portfolio: Class I, Class II and Class III. Class I and Class III shares are sold to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts (Contracts). Class I shares are also sold to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such nonaffiliated insurance companies for the same types of Contracts. (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2021

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	PSF Global Portfolio	A2
	PSF International Growth Portfolio	A10
	PSF Mid-Cap Growth Portfolio	A16
	PSF Natural Resources Portfolio	A21
	PSF PGIM 50/50 Balanced Portfolio	A25
	PSF PGIM Flexible Managed Portfolio	A60
	PSF PGIM Government Income Portfolio	A92
	PSF PGIM Government Money Market Portfolio	A101
	PSF PGIM High Yield Bond Portfolio	A105
	PSF PGIM Jennison Blend Portfolio	A125
	PSF PGIM Jennison Focused Blend Portfolio	A130
	PSF PGIM Jennison Growth Portfolio	A135
	PSF PGIM Jennison Value Portfolio	A139
	PSF PGIM Total Return Bond Portfolio	A144
	PSF Small-Cap Stock Index Portfolio	A176
	PSF Small-Cap Value Portfolio	A189
	PSF Stock Index Portfolio	A196

Section B	Notes to Financial Statements

Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2021

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 31, 2021

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2021

PSF Global Portfolio
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Microsoft Corp.	Software	United States	2.2%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	United States	1.8%
PayPal Holdings, Inc.	IT Services	United States	1.4%
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	China	1.4%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	United States	1.4%
Intuitive Surgical, Inc.	Health Care Equipment & Supplies	United States	1.3%
Mastercard, Inc. (Class A Stock)	IT Services	United States	1.3%
Intuit, Inc.	Software	United States	1.3%
Wells Fargo & Co.	Banks	United States	1.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.2%

PSF International Growth Portfolio
Ten Largest Holdings	Line of Business	Country	% of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.8%
Adyen NV, 144A	IT Services	Netherlands	2.7%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	2.2%
MercadoLibre, Inc.	Internet & Direct Marketing Retail	Argentina	2.1%
Sea Ltd., ADR	Entertainment	Taiwan	2.1%
Straumann Holding AG	Health Care Equipment & Supplies	Switzerland	1.8%
Techtronic Industries Co. Ltd.	Machinery	Hong Kong	1.8%
Shopify, Inc. (Class A Stock)	IT Services	Canada	1.7%
Wuxi Biologics Cayman, Inc., 144A	Life Sciences Tools & Services	China	1.6%
L’Oreal SA	Personal Products	France	1.6%

PSF Mid-Cap Growth Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
Roku, Inc.	Entertainment	2.4%
Generac Holdings, Inc.	Electrical Equipment	2.0%
Dexcom, Inc.	Health Care Equipment & Supplies	1.9%
Trane Technologies PLC	Building Products	1.7%
Match Group, Inc.	Interactive Media & Services	1.6%
HubSpot, Inc.	Software	1.6%
Agilent Technologies, Inc.	Life Sciences Tools & Services	1.5%
Zebra Technologies Corp. (Class A Stock)	Electronic Equipment, Instruments & Components	1.5%
Crowdstrike Holdings, Inc. (Class A Stock)	Software	1.4%
Entegris, Inc.	Semiconductors & Semiconductor Equipment	1.4%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

PSF Natural Resources Portfolio
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Exxon Mobil Corp.	Integrated Oil & Gas	United States	5.2%
Chevron Corp.	Integrated Oil & Gas	United States	5.1%
ConocoPhillips	Oil & Gas Exploration & Production	United States	5.0%
Valero Energy Corp.	Oil & Gas Refining & Marketing	United States	3.9%
Marathon Petroleum Corp.	Oil & Gas Refining & Marketing	United States	3.5%
Rio Tinto PLC	Diversified Metals & Mining	Australia	3.3%
BHP Group Ltd.	Diversified Metals & Mining	Australia	3.0%
Royal Dutch Shell PLC (Class B Stock)	Integrated Oil & Gas	Netherlands	3.0%
Diamondback Energy, Inc.	Oil & Gas Exploration & Production	United States	2.7%
Schlumberger NV	Oil & Gas Equipment & Services	United States	2.6%

PSF PGIM 50/50 Balanced Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.2%
Microsoft Corp.	Software	3.0%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.2%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.2%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.1%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.0%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	0.8%
Tesla, Inc.	Automobiles	0.8%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	0.7%
JPMorgan Chase & Co.	Banks	0.7%

PSF PGIM Flexible Managed Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	4.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.8%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.8%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.5%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.4%
Johnson & Johnson	Pharmaceuticals	1.1%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.1%
Adobe, Inc.	Software	0.9%
JPMorgan Chase & Co.	Banks	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

PSF PGIM Government Income Portfolio
Credit Quality	% of Total Investments
AAA	99.3%
AA	0.6%
NR	-0.2%
Cash/Cash Equivalents	0.3%
Total Investments	100.0%

PSF PGIM Government Money Market Portfolio
Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
Federal Home Loan Bank	0.284%	10/28/2021	4.3%
U.S. Treasury Bills	0.061%	07/22/2021	4.0%
U.S. Cash Management Bills	0.046%	07/20/2021	3.9%
U.S. Cash Management Bills	0.043%	07/27/2021	3.2%
U.S. Treasury Bills	0.030%	11/26/2021	3.1%
U.S. Treasury Bills	0.035%	11/12/2021	3.0%
Federal Home Loan Bank	0.024%	09/13/2021	2.5%
Federal Home Loan Bank	0.071%	08/04/2021	2.4%
Federal National Mortgage Assoc.	0.150%	12/03/2021	2.2%
Federal Farm Credit Bank	0.080%	05/13/2022	2.2%

Holdings reflect only short-term investments.

PSF PGIM High Yield Bond Portfolio
Credit Quality	% of Total Investments
BBB	1.3%
BB	33.4%
B	37.0%
CCC	19.0%
CC	0.5%
NR	5.0%
Cash/Cash Equivalents	3.8%
Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

PSF PGIM Jennison Blend Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.6%
Microsoft Corp.	Software	3.4%
Tesla, Inc.	Automobiles	3.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.9%
Shopify, Inc. (Canada) (Class A Stock)	IT Services	2.7%
ConocoPhillips	Oil, Gas & Consumable Fuels	2.6%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.3%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.3%
Adobe, Inc.	Software	1.8%

PSF PGIM Jennison Focused Blend Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	4.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.7%
Shopify, Inc. (Canada) (Class A Stock)	IT Services	2.9%
Eli Lilly & Co.	Pharmaceuticals	2.8%
Tesla, Inc.	Automobiles	2.7%
ConocoPhillips	Oil, Gas & Consumable Fuels	2.7%
Goldman Sachs Group, Inc. (The)	Capital Markets	2.5%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.4%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.3%

PSF PGIM Jennison Growth Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
Amazon.com, Inc.	Internet & Direct Marketing Retail	7.1%
Tesla, Inc.	Automobiles	4.9%
Shopify, Inc. (Canada) (Class A Stock)	IT Services	4.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.5%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	4.4%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	4.0%
Microsoft Corp.	Software	3.9%
Adobe, Inc.	Software	3.4%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.9%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	2.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

PSF PGIM Jennison Value Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
JPMorgan Chase & Co.	Banks	3.4%
Goldman Sachs Group, Inc. (The)	Capital Markets	2.7%
Bank of America Corp.	Banks	2.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.5%
General Motors Co.	Automobiles	2.5%
Chevron Corp.	Oil, Gas & Consumable Fuels	2.4%
ConocoPhillips	Oil, Gas & Consumable Fuels	2.2%
PNC Financial Services Group, Inc. (The)	Banks	2.1%
Walt Disney Co. (The)	Entertainment	2.1%
Johnson Controls International PLC	Building Products	2.0%

PSF PGIM Total Return Bond Portfolio
Credit Quality	% of Total Investments
AAA	39.8%
AA	8.8%
A	12.3%
BBB	21.3%
BB	8.1%
B	3.5%
CCC	1.3%
NR	4.0%
Cash/Cash Equivalents	0.9%
Total Investments	100.0%

PSF Small-Cap Stock Index Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
GameStop Corp. (Class A Stock)	Specialty Retail	1.1%
Omnicell, Inc.	Health Care Technology	0.6%
Macy’s, Inc.	Multiline Retail	0.5%
Saia, Inc.	Road & Rail	0.5%
iShares Core S&P Small-Cap ETF	Exchange-Traded Funds	0.5%
NeoGenomics, Inc.	Life Sciences Tools & Services	0.5%
MicroStrategy, Inc. (Class A Stock)	Software	0.5%
Chart Industries, Inc.	Machinery	0.5%
3D Systems Corp.	Technology Hardware, Storage & Peripherals	0.5%
Power Integrations, Inc.	Semiconductors & Semiconductor Equipment	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2021

PSF Small-Cap Value Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
Avient Corp.	Chemicals	1.3%
Rexnord Corp.	Machinery	1.1%
Adient PLC	Auto Components	1.0%
KBR, Inc.	Professional Services	0.9%
Tenet Healthcare Corp.	Health Care Providers & Services	0.9%
WESCO International, Inc.	Trading Companies & Distributors	0.9%
PennyMac Mortgage Investment Trust	Mortgage Real Estate Investment Trusts (REITs)	0.9%
Resideo Technologies, Inc.	Building Products	0.9%
Healthcare Realty Trust, Inc.	Equity Real Estate Investment Trusts (REITs)	0.8%
South State Corp.	Banks	0.8%

PSF Stock Index Portfolio
Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.8%
Microsoft Corp.	Software	5.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.2%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.0%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.9%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.4%
Tesla, Inc.	Automobiles	1.4%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.3%
JPMorgan Chase & Co.	Banks	1.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2021

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

PSF Global (Class I)	Actual	$1,000.00	$1,132.10	0.75%	$3.96
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

PSF Global (Class III)	Actual**	$1,000.00	$1,023.50	1.00%	$1.83
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

PSF International Growth (Class I)	Actual	$1,000.00	$1,088.10	1.01%	$5.23
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

PSF International Growth (Class II)	Actual	$1,000.00	$1,086.00	1.41%	$7.29
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

PSF Mid-Cap Growth (Class I)	Actual	$1,000.00	$1,084.90	0.65%	$3.36
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

PSF Mid-Cap Growth (Class II)	Actual	$1,000.00	$1,082.50	1.05%	$5.42
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

PSF Mid-Cap Growth (Class III)	Actual**	$1,000.00	$1,008.40	0.90%	$1.63
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

PSF Natural Resources (Class I)	Actual	$1,000.00	$1,194.30	0.52%	$2.83
	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61

PSF Natural Resources (Class II)	Actual	$1,000.00	$1,191.90	0.92%	$5.00
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

PSF Natural Resources (Class III)	Actual**	$1,000.00	$1,051.60	0.76%	$1.41
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

PSF PGIM 50/50 Balanced (Class I)	Actual	$1,000.00	$1,071.20	0.58%	$2.98
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2021

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

PSF PGIM 50/50 Balanced (Class III)	Actual**	$1,000.00	$1,019.30	0.83%	$1.52
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

PSF PGIM Flexible Managed (Class I)	Actual	$1,000.00	$1,102.60	0.62%	$3.23
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

PSF PGIM Flexible Managed (Class III)	Actual**	$1,000.00	$1,017.70	0.87%	$1.59
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

PSF PGIM Government Income (Class I)	Actual	$1,000.00	$ 975.90	0.50%	$2.45
	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

PSF PGIM Government Income (Class III)	Actual**	$1,000.00	$ 999.30	0.73%	$1.32
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

PSF PGIM Government Money Market (Class I)	Actual	$1,000.00	$1,000.00	0.07%	$0.35
	Hypothetical	$1,000.00	$1,024.45	0.07%	$0.35

PSF PGIM Government Money Market (Class III)	Actual	$1,000.00	$1,000.00	0.07%	$0.35
	Hypothetical	$1,000.00	$1,024.45	0.07%	$0.35

PSF PGIM High Yield Bond (Class I)	Actual	$1,000.00	$1,058.30	0.57%	$2.91
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

PSF PGIM High Yield Bond (Class III)	Actual**	$1,000.00	$1,020.30	0.82%	$1.50
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

PSF PGIM Jennison Blend (Class I)	Actual	$1,000.00	$1,120.60	0.46%	$2.42
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

PSF PGIM Jennison Blend (Class II)	Actual	$1,000.00	$1,118.50	0.86%	$4.52
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

PSF PGIM Jennison Blend (Class III)	Actual**	$1,000.00	$1,040.50	0.71%	$1.31
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

PSF PGIM Jennison Focused Blend (Class I)	Actual	$1,000.00	$1,114.80	0.84%	$4.40
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

PSF PGIM Jennison Focused Blend (Class II)	Actual	$1,000.00	$1,112.60	1.24%	$6.50
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

PSF PGIM Jennison Focused Blend (Class III)	Actual**	$1,000.00	$1,024.70	1.09%	$2.00
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

PSF PGIM Jennison Growth (Class I)	Actual	$1,000.00	$1,101.30	0.62%	$3.23
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

PSF PGIM Jennison Growth (Class II)	Actual	$1,000.00	$1,099.10	1.02%	$5.31
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

PSF PGIM Jennison Growth (Class III)	Actual**	$1,000.00	$1,055.10	0.87%	$1.62
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

PSF PGIM Jennison Value (Class I)	Actual	$1,000.00	$1,177.00	0.42%	$2.27
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

PSF PGIM Jennison Value (Class II)	Actual	$1,000.00	$1,174.90	0.82%	$4.42
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

PSF PGIM Jennison Value (Class III)	Actual**	$1,000.00	$1,025.70	0.67%	$1.23
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

PSF PGIM Total Return Bond (Class I)	Actual	$1,000.00	$ 989.20	0.43%	$2.12
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2021

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

PSF PGIM Total Return Bond (Class III)	Actual**	$1,000.00	$1,016.30	0.68%	$1.24
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

PSF Small-Cap Stock Index (Class I)	Actual	$1,000.00	$1,233.00	0.38%	$2.10
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

PSF Small-Cap Stock Index (Class III)	Actual**	$1,000.00	$1,019.60	0.63%	$1.15
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

PSF Small-Cap Value (Class I)	Actual	$1,000.00	$1,198.30	0.98%	$5.34
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

PSF Stock Index (Class I)	Actual	$1,000.00	$1,150.60	0.29%	$1.55
	Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

PSF Stock Index (Class III)	Actual**	$1,000.00	$1,029.80	0.54%	$0.99
	Hypothetical	$1,000.00	$1,022.12	0.54%	$2.71

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2021, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses are calculated using the 66-day period ended June 30, 2021 due to the Class inception date on April 26, 2021.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ABS — Asset-Backed Security
Aces — Alternative Credit Enhancements Securities
ADR — American Depositary Receipt
BABs — Build America Bonds
BBR — New Zealand Bank Bill Rate
BBSW — Australian Bank Bill Swap Reference Rate
BROIS — Brazil Overnight Index Swap
BUBOR — Budapest Interbank Offered Rate
CDX — Credit Derivative Index
CLO — Collateralized Loan Obligation
CLOIS — Sinacofi Chile Interbank Rate Average
COOIS — Colombia Overnight Interbank Reference Rate
CPI — Consumer Price Index
CVA — Certificate Van Aandelen (Bearer)
CVT — Convertible Security
EAFE — Europe, Australasia, Far East
EMTN — Euro Medium Term Note
ETF — Exchange-Traded Fund
EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
GMTN — Global Medium Term Note
GNMA — Government National Mortgage Association
IO — Interest Only (Principal amount represents notional)
JIBAR — Johannesburg Interbank Agreed Rate
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
M — Monthly payment frequency for swaps
MASTR — Morgan Stanley Structured Asset Security
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
NSA — Non-Seasonally Adjusted
OTC — Over-the-counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PRFC — Preference Shares
Q — Quarterly payment frequency for swaps
REITs — Real Estate Investment Trust
REMICS — Real Estate Mortgage Investment Conduit Security
RSP — Savings Shares
S — Semiannual payment frequency for swaps
S&P — Standard & Poor’s
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
SPDR — Standard & Poor’s Depositary Receipts
Strips — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TBA — To Be Announced
USAID — United States Agency for International Development
USOIS — United States Overnight Index Swap
WIBOR — Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS

A1

PSF GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 97.8%
Argentina — 0.2%
MercadoLibre, Inc.*	1,690	$2,632,665

Australia — 1.4%
AGL Energy Ltd.	66,200	407,236
Aristocrat Leisure Ltd.	132,872	4,297,851
Australia & New Zealand Banking Group Ltd.	37,400	791,367
Beach Energy Ltd.	395,200	368,974
BHP Group Ltd.	29,300	1,073,077
CSL Ltd.	8,481	1,817,836
Fortescue Metals Group Ltd.	201,900	3,549,692
Harvey Norman Holdings Ltd.	196,000	806,961
Inghams Group Ltd.	268,900	804,993
Metcash Ltd.	412,500	1,237,832
Perenti Global Ltd.	432,300	217,479
Qantas Airways Ltd.*	225,300	789,211
Rio Tinto Ltd.	20,600	1,966,214
Service Stream Ltd.	343,700	224,504
St. Barbara Ltd.	343,600	440,571
Stockland, REIT	279,500	975,368
Super Retail Group Ltd.	105,600	1,027,679

		20,796,845

Austria — 0.3%
BAWAG Group AG, 144A*	20,500	1,097,835
OMV AG	33,700	1,930,849
Wienerberger AG	26,400	1,019,143

		4,047,827

Belgium — 0.2%
Bekaert SA	22,500	1,001,738
Telenet Group Holding NV	23,500	886,814
UCB SA	15,000	1,564,563

		3,453,115

Brazil — 0.1%
Yara International ASA	18,800	990,013

Canada — 2.1%
Canadian National Railway Co.	41,691	4,398,811
Magna International, Inc.	63,909	5,920,530
Shopify, Inc. (Class A Stock)*	11,777	17,205,961
TC Energy Corp.(a)	82,124	4,066,780

		31,592,082

China — 2.7%
Alibaba Group Holding Ltd.*	180,244	5,094,802
China Resources Cement Holdings Ltd.	1,042,000	990,712
Kingboard Holdings Ltd.	216,000	1,198,818
Lee & Man Paper Manufacturing Ltd.	1,049,000	798,725
NetEase, Inc.	181,825	4,133,719
NXP Semiconductors NV	99,932	20,558,011
TAL Education Group, ADR*	53,579	1,351,798
Tencent Holdings Ltd.	69,800	5,264,131
Wilmar International Ltd.	203,400	684,270
Wuxi Biologics Cayman, Inc., 144A*	33,000	604,494

		40,679,480

	Shares	Value
COMMON STOCKS (continued)
Denmark — 1.2%
Chr Hansen Holding A/S	19,415	$1,753,154
Coloplast A/S (Class B Stock)	19,562	3,213,278
D/S Norden A/S	32,500	1,035,004
Danske Bank A/S	61,200	1,078,820
DFDS A/S*	11,300	638,007
DSV Panalpina A/S	14,010	3,271,093
Jyske Bank A/S*	19,600	950,180
Novo Nordisk A/S (Class B Stock)	46,966	3,935,783
Orsted A/S, 144A	16,586	2,346,085

		18,221,404

Finland — 0.4%
Neste OYJ	51,792	3,175,546
Nordea Bank Abp	83,600	931,879
Valmet OYJ	41,500	1,814,934

		5,922,359

France — 4.6%
Airbus SE*	51,639	6,658,982
Arkema SA	11,900	1,496,144
AXA SA	54,100	1,373,926
BNP Paribas SA	28,200	1,767,285
Bouygues SA	27,600	1,021,308
Capgemini SE	5,300	1,019,588
Carrefour SA	89,600	1,767,318
Cie de Saint-Gobain	15,800	1,043,721
Cie Generale des Etablissements Michelin SCA	9,600	1,531,778
CNP Assurances	55,200	941,637
Credit Agricole SA	78,500	1,101,370
Faurecia SE	1,269	62,391
L’Oreal SA	8,157	3,642,848
LVMH Moet Hennessy Louis Vuitton SE	10,734	8,429,891
Natixis SA	146,400	695,291
Nexity SA	13,100	656,291
Orange SA(a)	140,000	1,598,651
Rubis SCA(a)	15,500	690,007
Safran SA	37,807	5,242,758
Sanofi	45,700	4,796,287
Sartorius Stedim Biotech	6,177	2,927,656
Societe BIC SA	15,900	1,105,702
Societe Generale SA	28,600	846,024
Sopra Steria Group SACA	7,100	1,367,647
Teleperformance	6,024	2,449,960
TotalEnergies SE	58,800	2,663,332
TotalEnergies SE, ADR(a)	250,130	11,320,884

		68,218,677

Germany — 2.2%
Allianz SE	6,300	1,571,992
Aurubis AG	10,800	1,003,243
Bayer AG	23,300	1,418,408
Bayerische Motoren Werke AG	12,500	1,326,349
Daimler AG	17,600	1,573,854
Deutsche Lufthansa AG*(a)	54,200	612,440
Deutsche Post AG	50,800	3,459,756
Deutsche Telekom AG	59,200	1,252,222

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (cont’d.)
Fresenius SE & Co. KGaA	25,700	$1,341,830
HOCHTIEF AG(a)	11,400	877,396
Infineon Technologies AG	118,438	4,768,406
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,500	1,234,441
Rational AG	3,078	2,792,782
Rheinmetall AG	12,300	1,217,216
Siltronic AG(a)	8,900	1,482,859
TeamViewer AG, 144A*	58,485	2,205,539
United Internet AG	24,700	1,009,348
Volkswagen AG	8,600	2,831,946

		31,980,027

Hong Kong — 0.7%
AIA Group Ltd.	328,200	4,088,185
PAX Global Technology Ltd.	933,000	1,078,407
Skyworth Group Ltd.*	793,433	222,696
Tongda Group Holdings Ltd.*	8,180,000	501,157
WH Group Ltd., 144A	1,971,500	1,771,990
Xinyi Glass Holdings Ltd.	428,000	1,748,470
Yue Yuen Industrial Holdings Ltd.*	296,500	734,985

		10,145,890

India — 0.6%
HDFC Bank Ltd., ADR*	53,429	3,906,728
Reliance Industries Ltd., 144A, GDR	82,083	4,651,423

		8,558,151

Ireland — 0.4%
ICON PLC*	1,229	254,047
Kingspan Group PLC	41,273	3,903,571
Ryanair Holdings PLC, ADR*	23,259	2,516,856

		6,674,474

Israel — 0.1%
Check Point Software Technologies Ltd.*(a)	9,500	1,103,235

Italy — 0.4%
A2A SpA	546,200	1,117,702
Enel SpA	173,400	1,615,773
Leonardo SpA*	97,000	786,881
Mediobanca Banca di Credito Finanziario SpA*	87,600	1,023,673
Pirelli & C SpA, 144A	171,800	997,883
UnipolSai Assicurazioni SpA(a)	253,700	738,924

		6,280,836

Japan — 5.4%
Air Water, Inc.	52,700	811,931
Aozora Bank Ltd.	36,000	807,650
Asahi Intecc Co. Ltd.	42,900	1,025,489
Astellas Pharma, Inc.	167,000	2,908,647
Brother Industries Ltd.	44,300	883,042
Credit Saison Co. Ltd.	42,600	521,623
Dai-ichi Life Holdings, Inc.	39,900	733,328
Daikin Industries Ltd.	18,600	3,463,612
Daiwa House Industry Co. Ltd.	31,900	957,604

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
DTS Corp.	30,500	$725,450
EDION Corp.	63,900	623,874
Haseko Corp.	53,900	737,622
Hazama Ando Corp.	85,900	632,108
Hitachi Ltd.	35,700	2,038,818
Honda Motor Co. Ltd.	61,600	1,965,481
Hoya Corp.	27,600	3,641,262
Isuzu Motors Ltd.	78,200	1,030,751
ITOCHU Corp.	71,400	2,039,259
Itoham Yonekyu Holdings, Inc.	72,200	464,790
Japan Airlines Co. Ltd.*	35,700	769,298
Japan Aviation Electronics Industry Ltd.	46,000	813,614
Kaneka Corp.	9,900	399,621
KDDI Corp.	98,800	3,078,061
Keiyo Bank Ltd. (The)	76,500	280,591
Keyence Corp.	8,700	4,390,980
Lintec Corp.	30,000	651,361
M3, Inc.	17,100	1,242,021
Marubeni Corp.	173,200	1,510,731
Matsumotokiyoshi Holdings Co. Ltd.	23,800	1,050,092
Medipal Holdings Corp.	30,600	584,330
Mitsubishi Chemical Holdings Corp.	82,800	696,859
Mitsubishi Gas Chemical Co., Inc.	26,000	552,120
Mitsubishi HC Capital, Inc.	305,400	1,639,369
Mitsubishi UFJ Financial Group, Inc.	214,300	1,156,801
Mitsui & Co. Ltd.	56,300	1,270,506
Mitsui Chemicals, Inc.	42,400	1,468,970
Mizuho Financial Group, Inc.	73,620	1,053,157
Nihon M&A Center, Inc.	71,400	1,845,476
Nippon Telegraph & Telephone Corp.	107,900	2,807,819
Nishi-Nippon Financial Holdings, Inc.	48,600	277,704
Nisshin Oillio Group Ltd. (The)	21,400	591,450
Nomura Holdings, Inc.	270,700	1,383,369
Nomura Real Estate Holdings, Inc.	38,100	964,775
Obayashi Corp.	97,500	777,139
ORIX Corp.	79,000	1,334,244
Rengo Co. Ltd.	134,300	1,119,748
Resona Holdings, Inc.	366,600	1,413,005
Sankyu, Inc.	18,100	784,832
Sawai Group Holdings Co. Ltd.	14,300	637,655
Seino Holdings Co. Ltd.	72,500	928,905
Shionogi & Co. Ltd.	16,600	864,891
Shiseido Co. Ltd.	23,900	1,756,926
SKY Perfect JSAT Holdings, Inc.	151,000	550,690
SMC Corp.	5,500	3,248,124
Sompo Holdings, Inc.	20,100	742,293
Sumitomo Heavy Industries Ltd.	32,300	894,856
Sumitomo Mitsui Financial Group, Inc.	40,900	1,406,918
Taisei Corp.	19,200	631,340
Teijin Ltd.	67,300	1,026,761
Toagosei Co. Ltd.	28,700	291,839
Toho Holdings Co. Ltd.	12,400	199,188
Tokuyama Corp.	26,500	540,611
Towa Pharmaceutical Co. Ltd.	28,200	686,223
Toyota Motor Corp.	15,730	1,374,230
Tsubakimoto Chain Co.	17,000	486,248
Ube Industries Ltd.	41,500	841,871

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Yokohama Rubber Co. Ltd. (The)	62,000	$1,332,799

		80,362,752

Netherlands — 1.5%
ABN AMRO Bank NV, 144A, CVA*	45,300	547,757
Adyen NV, 144A*	1,749	4,281,553
Aegon NV(a)	215,700	897,572
ASML Holding NV	7,779	5,361,103
ASR Nederland NV	21,200	819,737
ING Groep NV	93,300	1,238,136
Koninklijke Ahold Delhaize NV	95,900	2,849,470
NN Group NV	27,800	1,314,032
Royal Dutch Shell PLC (Class B Stock)	96,500	1,874,993
Signify NV, 144A	37,900	2,403,019

		21,587,372

New Zealand — 0.1%
Air New Zealand Ltd.*	485,600	526,532
Fisher & Paykel Healthcare Corp. Ltd.	72,410	1,576,758

		2,103,290

Norway — 0.3%
DNB ASA	53,600	1,168,940
Equinor ASA	41,200	876,174
Leroy Seafood Group ASA	71,800	630,402
TOMRA Systems ASA	41,188	2,279,312

		4,954,828

Singapore — 0.2%
DBS Group Holdings Ltd.	62,300	1,391,269
Venture Corp. Ltd.	79,500	1,138,282

		2,529,551

South Africa — 0.2%
Anglo American PLC	48,300	1,933,178
Investec PLC	79,700	320,566

		2,253,744

Spain — 0.7%
Amadeus IT Group SA*	58,263	4,101,561
Banco Santander SA*	390,156	1,493,616
Enagas SA	18,000	416,397
Endesa SA(a)	37,700	915,920
Mapfre SA(a)	494,400	1,047,032
Repsol SA(a)	117,700	1,477,497
Telefonica SA	176,500	825,745

		10,277,768

Sweden — 1.5%
Atlas Copco AB (Class A Stock)	76,063	4,667,196
Boliden AB	35,400	1,364,667
Hexagon AB (Class B Stock)	335,223	4,970,891
Nibe Industrier AB (Class B Stock)	282,492	2,974,651
Securitas AB (Class B Stock)	65,700	1,037,299
Skanska AB (Class B Stock)	31,100	825,109
SKF AB (Class B Stock)	70,400	1,794,772
Swedbank AB (Class A Stock)	27,700	515,841
Swedish Orphan Biovitrum AB*	51,000	930,527

	Shares	Value
COMMON STOCKS (continued)
Sweden (cont’d.)
Volvo AB (Class B Stock)(a)	113,600	$2,741,950

		21,822,903

Switzerland — 2.8%
Adecco Group AG	25,100	1,710,058
Baloise Holding AG	6,000	936,448
Credit Suisse Group AG	136,900	1,436,775
Helvetia Holding AG	7,600	818,815
Lonza Group AG	7,192	5,109,128
Novartis AG	37,100	3,381,634
Partners Group Holding AG	2,966	4,499,591
Roche Holding AG	17,900	6,744,487
Sika AG	9,682	3,178,020
Straumann Holding AG	3,754	5,993,198
Swiss Life Holding AG	4,900	2,383,614
Temenos AG	16,588	2,673,065
UBS Group AG	166,700	2,552,769

		41,417,602

Taiwan — 0.6%
Sea Ltd., ADR*	9,154	2,513,688
Taiwan Semiconductor Manufacturing Co. Ltd.	284,000	6,070,804

		8,584,492

United Kingdom — 4.6%
3i Group PLC	92,900	1,513,846
Ashtead Group PLC	69,491	5,167,583
Aviva PLC	197,000	1,106,854
Babcock International Group PLC*	113,300	455,964
BAE Systems PLC	419,100	3,036,551
Barclays PLC	373,500	888,250
Barratt Developments PLC	61,900	595,363
Bellway PLC	23,200	1,045,693
British American Tobacco PLC	75,200	2,921,557
BT Group PLC*	455,900	1,227,313
Centrica PLC*	457,200	326,384
CK Hutchison Holdings Ltd.	205,000	1,595,447
Compass Group PLC*	126,036	2,656,999
Crest Nicholson Holdings PLC*	143,814	841,818
Diageo PLC	55,060	2,649,907
Dialog Semiconductor PLC*	14,700	1,144,443
Experian PLC	96,172	3,713,518
GlaxoSmithKline PLC	248,900	4,894,645
Go-Ahead Group PLC (The)*	34,500	540,196
Halma PLC	58,604	2,189,228
Imperial Brands PLC	56,400	1,215,981
International Consolidated Airlines Group SA*	150,000	360,516
J Sainsbury PLC	458,700	1,727,026
Keller Group PLC	48,200	533,536
Kingfisher PLC	357,200	1,808,300
Legal & General Group PLC	302,800	1,081,171
Lloyds Banking Group PLC	1,666,000	1,080,149
London Stock Exchange Group PLC	35,336	3,898,528
Marks & Spencer Group PLC*	279,900	569,003
Micro Focus International PLC	73,300	555,180
Paragon Banking Group PLC	105,900	754,207

SEE NOTES TO FINANCIAL STATEMENTS.

A4

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (cont’d.)
Premier Foods PLC*	357,756	$547,929
QinetiQ Group PLC	88,900	424,573
Redrow PLC	77,600	661,346
Rentokil Initial PLC	310,744	2,129,336
Segro PLC, REIT	209,436	3,172,260
Spirax-Sarco Engineering PLC	14,117	2,656,720
Tate & Lyle PLC	141,000	1,444,182
Taylor Wimpey PLC	263,400	580,257
Tesco PLC	482,592	1,489,196
Trainline PLC, 144A*	340,676	1,386,891
Vistry Group PLC	39,822	648,281
Wm Morrison Supermarkets PLC	291,000	998,288

		68,234,415

United States — 62.3%
AbbVie, Inc.	63,808	7,187,333
Adobe, Inc.*	28,986	16,975,361
Alphabet, Inc. (Class C Stock)*	10,350	25,940,412
Amazon.com, Inc.*	5,297	18,222,527
Ameren Corp.	58,618	4,691,785
American International Group, Inc.	259,850	12,368,860
Anthem, Inc.	20,195	7,710,451
Applied Materials, Inc.	75,534	10,756,042
Atlassian Corp. PLC (Class A Stock)*	7,808	2,005,563
Autodesk, Inc.*	56,070	16,366,833
AvalonBay Communities, Inc., REIT	17,807	3,716,143
Bank of America Corp.	213,479	8,801,739
Becton, Dickinson & Co.	29,651	7,210,827
Boeing Co. (The)*	15,480	3,708,389
Brown-Forman Corp. (Class B Stock)	137,925	10,336,099
Bunge Ltd.	49,044	3,832,789
Caterpillar, Inc.	20,257	4,408,531
CF Industries Holdings, Inc.	125,842	6,474,571
Charles Schwab Corp. (The)	122,961	8,952,790
Chewy, Inc. (Class A Stock)*(a)	134,917	10,754,234
Chubb Ltd.	64,058	10,181,378
Cigna Corp.	7,659	1,815,719
Cintas Corp.	37,716	14,407,512
Cisco Systems, Inc.	93,274	4,943,522
Citrix Systems, Inc.	38,713	4,539,873
Coca-Cola Co. (The)	76,219	4,124,210
Comcast Corp. (Class A Stock)	126,916	7,236,750
Conagra Brands, Inc.	130,186	4,736,167
ConocoPhillips	106,640	6,494,376
Costco Wholesale Corp.	24,931	9,864,449
Cummins, Inc.	15,978	3,895,596
CVS Health Corp.	76,266	6,363,635
Danaher Corp.	30,092	8,075,489
Dexcom, Inc.*	35,291	15,069,257
Edison International	42,592	2,462,669
Edwards Lifesciences Corp.*	138,759	14,371,270
Elanco Animal Health, Inc.*	135,095	4,686,446
Electronic Arts, Inc.	96,076	13,818,611
Entergy Corp.	36,814	3,670,356
Equitable Holdings, Inc.	167,207	5,091,453
Estee Lauder Cos., Inc. (The) (Class A Stock)	47,107	14,983,795
Exxon Mobil Corp.	97,761	6,166,764
Fifth Third Bancorp	217,251	8,305,506

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Fiserv, Inc.*	31,500	$3,367,035
Fortune Brands Home & Security, Inc.	11,653	1,160,755
Fox Corp. (Class B Stock)	82,072	2,888,934
General Electric Co.	1,312,331	17,663,975
Gilead Sciences, Inc.	28,285	1,947,705
Goldman Sachs Group, Inc. (The)	13,835	5,250,798
Hologic, Inc.*	58,552	3,906,589
Huntington Bancshares, Inc.	125,200	1,786,604
IDEX Corp.	49,396	10,869,590
Illinois Tool Works, Inc.	18,712	4,183,255
International Flavors & Fragrances, Inc.	40,143	5,997,364
International Paper Co.	199,871	12,254,091
Intuit, Inc.	38,051	18,651,459
Intuitive Surgical, Inc.*	21,477	19,751,108
Johnson & Johnson	46,908	7,727,624
JPMorgan Chase & Co.	35,319	5,493,517
Kimberly-Clark Corp.	35,056	4,689,792
Kohl’s Corp.(a)	48,580	2,677,244
L3Harris Technologies, Inc.	52,578	11,364,735
Las Vegas Sands Corp.*	65,827	3,468,425
Lululemon Athletica, Inc.*	33,500	12,226,495
Marsh & McLennan Cos., Inc.	41,675	5,862,839
Mastercard, Inc. (Class A Stock)	52,908	19,316,182
Match Group, Inc.*	91,051	14,681,974
Medtronic PLC	75,663	9,392,048
Merck & Co., Inc.	61,493	4,782,311
MetLife, Inc.	168,616	10,091,668
Microsoft Corp.	121,605	32,942,794
Morgan Stanley	126,080	11,560,275
News Corp. (Class A Stock)	171,679	4,424,168
NextEra Energy, Inc.	65,761	4,818,966
Nielsen Holdings PLC	106,461	2,626,393
PayPal Holdings, Inc.*	71,106	20,725,977
Perrigo Co. PLC(a)	67,549	3,097,122
Pfizer, Inc.	113,066	4,427,665
Philip Morris International, Inc.	72,371	7,172,690
Pinterest, Inc. (Class A Stock)*	100,879	7,964,397
Pioneer Natural Resources Co.	19,211	3,122,172
QUALCOMM, Inc.	66,437	9,495,840
Rockwell Automation, Inc.	12,477	3,568,671
Roper Technologies, Inc.	25,649	12,060,160
SBA Communications Corp., REIT	45,516	14,505,949
Sempra Energy	48,254	6,392,690
ServiceNow, Inc.*	25,164	13,828,876
Sherwin-Williams Co. (The)	53,179	14,488,618
Signature Bank	17,550	4,311,157
Southern Co. (The)	190,860	11,548,939
Southwest Airlines Co.*	73,119	3,881,888
State Street Corp.	9,375	771,375
Stellantis NV	74,557	1,469,283
Stericycle, Inc.*	32,860	2,351,133
TE Connectivity Ltd.	31,773	4,296,027
Texas Instruments, Inc.	39,987	7,689,500
Thermo Fisher Scientific, Inc.	39,774	20,064,790
TJX Cos., Inc. (The)	102,631	6,919,382
Tyson Foods, Inc. (Class A Stock)	86,470	6,378,027
United Parcel Service, Inc. (Class B Stock)	71,591	14,888,780
Veeva Systems, Inc. (Class A Stock)*	36,824	11,450,423

SEE NOTES TO FINANCIAL STATEMENTS.

A5

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Walmart, Inc.	32,885	$4,637,443
Walt Disney Co. (The)*	32,698	5,747,327
Wells Fargo & Co.	404,757	18,331,444
Welltower, Inc., REIT	52,395	4,354,024
Weyerhaeuser Co., REIT	236,661	8,145,872
Zimmer Biomet Holdings, Inc.	34,518	5,551,185
Zoetis, Inc.	79,061	14,733,808

		921,925,428

TOTAL COMMON STOCKS (cost $883,205,151)		1,447,351,225

PREFERRED STOCKS — 0.4%
Germany — 0.2%
Porsche Automobil Holding SE (PRFC)	22,730	2,440,938

United States — 0.2%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	18,231	975,541
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	2,497	133,989
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21	5,748	567,730
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	34,946	1,769,316

		3,446,576

TOTAL PREFERRED STOCKS (cost $4,861,363)		5,887,514

TOTAL LONG-TERM INVESTMENTS (cost $888,066,514)		1,453,238,739

SHORT-TERM INVESTMENTS — 3.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	22,916,531	22,916,531

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $34,824,485; includes $34,822,529 of cash collateral for securities on loan)(b)(wa)	34,863,130	$34,842,212

TOTAL SHORT-TERM INVESTMENTS (cost $57,741,016)		57,758,743

TOTAL INVESTMENTS—102.1% (cost $945,807,530)		1,510,997,482

Liabilities in excess of other assets — (2.1)%		(31,365,706)

NET ASSETS — 100.0%		$1,479,631,776

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,233,282; cash collateral of $34,822,529 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Argentina	$2,632,665	$—	$—
Australia	—	20,796,845	—
Austria	—	4,047,827	—
Belgium	—	3,453,115	—
Brazil	—	990,013	—
Canada	31,592,082	—	—
China	21,909,809	18,769,671	—

SEE NOTES TO FINANCIAL STATEMENTS.

A6

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Denmark	$—	$18,221,404	$—
Finland	—	5,922,359	—
France	11,320,884	56,897,793	—
Germany	—	31,980,027	—
Hong Kong	—	10,145,890	—
India	3,906,728	4,651,423	—
Ireland	2,770,903	3,903,571	—
Israel	1,103,235	—	—
Italy	—	6,280,836	—
Japan	—	80,362,752	—
Netherlands	—	21,587,372	—
New Zealand	—	2,103,290	—
Norway	—	4,954,828	—
Singapore	—	2,529,551	—
South Africa	—	2,253,744	—
Spain	—	10,277,768	—
Sweden	—	21,822,903	—
Switzerland	—	41,417,602	—
Taiwan	2,513,688	6,070,804	—
United Kingdom	—	68,234,415	—
United States	920,456,145	1,469,283	—
Preferred Stocks
Germany	—	2,440,938	—
United States	3,446,576	—	—
Short-Term Investments
Affiliated Mutual Funds	57,758,743	—	—

Total	$1,059,411,458	$451,586,024	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Software	7.5%
Health Care Equipment & Supplies	6.7
Banks	5.5
IT Services	4.8
Pharmaceuticals	4.7
Semiconductors & Semiconductor Equipment	4.5
Insurance	4.3
Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	3.9
Interactive Media & Services	3.7
Oil, Gas & Consumable Fuels	3.2
Machinery	3.0
Capital Markets	3.0
Chemicals	2.7
Equity Real Estate Investment Trusts (REITs)	2.5
Internet & Direct Marketing Retail	2.4
Industrial Conglomerates	2.3
Aerospace & Defense	2.0
Electric Utilities	2.0
Life Sciences Tools & Services	1.9
Entertainment	1.8
Food & Staples Retailing	1.8
Commercial Services & Supplies	1.6

Textiles, Apparel & Luxury Goods	1.5%
Electronic Equipment, Instruments & Components	1.5
Air Freight & Logistics	1.4
Food Products	1.3
Personal Products	1.3
Beverages	1.2
Health Care Providers & Services	1.1
Media	1.0
Automobiles	1.0
Building Products	0.9
Containers & Packaging	0.9
Health Care Technology	0.9
Metals & Mining	0.9
Professional Services	0.9
Multi-Utilities	0.8
Biotechnology	0.8
Hotels, Restaurants & Leisure	0.8
Tobacco	0.8
Specialty Retail	0.7
Trading Companies & Distributors	0.7
Auto Components	0.7
Airlines	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A7

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Diversified Telecommunication Services	0.6%
Diversified Financial Services	0.5
Road & Rail	0.5
Electrical Equipment	0.4
Construction & Engineering	0.4
Household Durables	0.3
Communications Equipment	0.3
Household Products	0.3
Multiline Retail	0.3
Wireless Telecommunication Services	0.2
Real Estate Management & Development	0.2
Construction Materials	0.2
Marine	0.1

Diversified Consumer Services	0.1%
Technology Hardware, Storage & Peripherals	0.1
Thrifts & Mortgage Finance	0.1
Gas Utilities	0.0	*
Paper & Forest Products	0.0	*
Consumer Finance	0.0	*

	102.1
Liabilities in excess of other assets	(2.1)

	100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$33,233,282	$(33,233,282)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

PSF GLOBAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $33,233,282:
Unaffiliated investments (cost $888,066,514)	$1,453,238,739
Affiliated investments (cost $57,741,016)	57,758,743
Foreign currency, at value (cost $2,217,471)	2,183,349
Receivable for investments sold	3,326,623
Tax reclaim receivable	2,120,752
Dividends and interest receivable	1,534,589
Receivable from affiliate	15,325
Receivable for Portfolio shares sold	10,882
Prepaid expenses	2,231

Total Assets	1,520,191,233

LIABILITIES
Payable to broker for collateral for securities on loan	34,822,529
Payable for investments purchased	3,634,520
Payable to affiliate	895,076
Management fee payable	865,739
Accrued expenses and other liabilities	188,139
Payable for Portfolio shares purchased	152,456
Affiliated transfer agent fee payable	980
Distribution fee payable	18

Total Liabilities	40,559,457

NET ASSETS	$1,479,631,776

Net assets were comprised of:
Partners’ Equity	$1,479,631,776

Class I:
Net asset value and redemption price per share, $1,479,545,461 / 27,192,398 outstanding shares of beneficial interest	$54.41

Class III:
Net asset value and redemption price per share, $86,315 / 1,587 outstanding shares of beneficial interest	$54.38

Net Asset Values Per Share may not recalculate due to rounding.

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,119,325 foreign withholding tax, of which $195,169 is reimbursable by an affiliate)	$13,439,981
Income from securities lending, net (including affiliated income of $4,111)	78,558
Affiliated dividend income	18,037

Total income	13,536,576

EXPENSES
Management fee	5,335,871
Distribution fee—Class III	24
Custodian and accounting fees	131,367
Shareholders’ reports	46,027
Audit fee	14,869
Trustees’ fees	12,673
Legal fees and expenses	11,157
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	29,737

Total expenses	5,587,022
Less: Fee waivers and/or expense reimbursement	(258,256)

Net expenses	5,328,766

NET INVESTMENT INCOME (LOSS)	8,207,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,839))	71,737,684
Foreign currency transactions	(4,399)

71,733,285

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(358))	98,272,547
Foreign currencies	(113,274)

98,159,273

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	169,892,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$178,100,368

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$8,207,810	$11,999,429
Net realized gain (loss) on investment and foreign currency transactions	71,733,285	96,903,741
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	98,159,273	74,773,343

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	178,100,368	183,676,513

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	9,349,769	15,803,644
Portfolio shares purchased	(84,867,507)	(86,119,207)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(75,517,738)	(70,315,563)

TOTAL INCREASE (DECREASE)	102,582,630	113,360,950
NET ASSETS:
Beginning of period	1,377,049,146	1,263,688,196

End of period	$1,479,631,776	$1,377,049,146

SEE NOTES TO FINANCIAL STATEMENTS.

A9

PSF INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 97.8%
Argentina — 2.1%
MercadoLibre, Inc.*	1,453	$2,263,469

Australia — 0.9%
Aristocrat Leisure Ltd.	22,578	730,304
CSL Ltd.	1,441	308,867

		1,039,171

Austria — 0.5%
BAWAG Group AG, 144A*	10,365	555,076

Belgium — 0.3%
KBC Group NV	3,604	274,540

Canada — 2.4%
Canadian National Railway Co.	7,084	747,432
Shopify, Inc. (Class A Stock)*	1,278	1,867,132

		2,614,564

China — 7.0%
Alibaba Group Holding Ltd.*	30,616	865,396
Bilibili, Inc., ADR*(a)	4,202	511,972
Contemporary Amperex Technology Co. Ltd. (Class A Stock)*	9,500	786,377
Meituan (Class B Stock), 144A*	7,836	323,593
NetEase, Inc.	30,925	703,068
NXP Semiconductors NV	3,849	791,816
Shenzhou International Group Holdings Ltd.	8,200	206,825
TAL Education Group, ADR*	9,104	229,694
Tencent Holdings Ltd.	19,280	1,454,046
Wuxi Biologics Cayman, Inc., 144A*	98,560	1,805,422

		7,678,209

Denmark — 2.2%
Chr Hansen Holding A/S	3,281	296,271
Coloplast A/S (Class B Stock)	3,324	546,004
DSV Panalpina A/S	2,381	555,922
Novo Nordisk A/S (Class B Stock)	7,980	668,730
Orsted A/S, 144A	2,818	398,605

		2,465,532

Finland — 0.9%
Neste OYJ	8,801	539,620
Nordea Bank Abp	42,482	473,541

		1,013,161

France — 13.1%
Air Liquide SA(a)	1,515	265,807
Airbus SE*	8,594	1,108,218
Arkema SA	2,083	261,888
Dassault Systemes SE	3,701	899,139
Hermes International	526	767,989
Kering SA	1,555	1,364,452
L’Oreal SA	3,922	1,751,532
LVMH Moet Hennessy Louis Vuitton SE	3,914	3,073,840
Pernod Ricard SA	6,777	1,505,415
Remy Cointreau SA	2,591	535,269
Safran SA	6,424	890,827

	Shares	Value
COMMON STOCKS (continued)
France (cont’d.)
Sartorius Stedim Biotech	1,050	$497,659
Teleperformance	2,674	1,087,515
TotalEnergies SE	9,000	407,653

		14,417,203

Germany — 4.5%
adidas AG	1,696	632,670
Brenntag SE	6,351	592,144
Deutsche Boerse AG	1,465	256,023
Gerresheimer AG	6,702	742,064
Infineon Technologies AG	20,125	810,248
Rational AG	523	474,537
SAP SE	714	100,586
SAP SE, ADR	4,718	662,690
Scout24 AG, 144A*	4,348	366,792
TeamViewer AG, 144A*	9,884	372,738

		5,010,492

Hong Kong — 2.9%
AIA Group Ltd.	98,400	1,225,708
Techtronic Industries Co. Ltd.	114,062	1,990,810

		3,216,518

India — 1.9%
HDFC Bank Ltd., ADR*	9,372	685,280
Infosys Ltd., ADR(a)	29,648	628,241
Reliance Industries Ltd., 144A, GDR	14,059	796,686

		2,110,207

Ireland — 3.2%
AerCap Holdings NV*	6,637	339,881
CRH PLC	18,936	959,288
ICON PLC*	207	42,789
Kerry Group PLC (Class A Stock)	4,327	603,848
Kingspan Group PLC	7,013	663,284
Ryanair Holdings PLC, ADR*	3,952	427,646
Smurfit Kappa Group PLC	9,612	523,389

		3,560,125

Israel — 1.6%
Check Point Software Technologies Ltd.*(a)	5,399	626,986
Wix.com Ltd.*	3,803	1,103,935

		1,730,921

Italy — 2.0%
Brunello Cucinelli SpA*(a)	12,999	763,566
Ferrari NV	4,740	976,897
Nexi SpA, 144A*	19,677	430,370

		2,170,833

Japan — 9.2%
Asahi Intecc Co. Ltd.	7,300	174,500
Bridgestone Corp.	12,000	547,346
Daikin Industries Ltd.	5,100	949,700
Fujitsu Ltd.	1,900	355,994
GMO Payment Gateway, Inc.	4,345	564,181
Hoya Corp.	8,900	1,174,175

SEE NOTES TO FINANCIAL STATEMENTS.

A10

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Keyence Corp.	3,102	$1,565,611
M3, Inc.	2,900	210,635
Menicon Co. Ltd.	8,639	602,815
Nihon M&A Center, Inc.	12,100	312,749
Otsuka Corp.	7,600	398,921
Sanwa Holdings Corp.	33,400	409,984
SCSK Corp.	6,000	357,476
Shiseido Co. Ltd.	4,300	316,100
SMC Corp.	900	531,511
Sony Group Corp.	2,900	280,718
Subaru Corp.	14,800	292,693
Terumo Corp.	9,600	388,993
Tokio Marine Holdings, Inc.	7,400	340,412
Toyota Motor Corp.	4,700	410,609

		10,185,123

Luxembourg — 0.7%
Eurofins Scientific SE*	7,123	815,577

Netherlands — 6.9%
Adyen NV, 144A*	1,206	2,952,288
Argenx SE, ADR*	1,936	582,872
ASML Holding NV	3,511	2,419,698
Heineken NV	6,402	776,310
Koninklijke DSM NV	1,521	284,262
Koninklijke Philips NV	12,311	610,527

		7,625,957

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	12,304	267,925

Norway — 0.4%
TOMRA Systems ASA	6,999	387,319

Singapore — 0.4%
DBS Group Holdings Ltd.	21,664	483,795

Spain — 0.6%
Amadeus IT Group SA*	9,900	696,934

Sweden — 3.2%
Assa Abloy AB (Class B Stock)	22,131	668,084
Atlas Copco AB (Class A Stock)	12,925	793,073
Autoliv, Inc.(a)	3,645	356,335
Evolution AB, 144A	2,196	348,204
Hexagon AB (Class B Stock)	56,959	844,623
Nibe Industrier AB (Class B Stock)	48,000	505,441

		3,515,760

Switzerland — 10.0%
Alcon, Inc.	4,194	294,533
Givaudan SA	194	903,664
Julius Baer Group Ltd.	6,688	437,644
Lonza Group AG	1,861	1,322,036
Novartis AG	6,688	609,606
Partners Group Holding AG	732	1,110,486
Roche Holding AG	2,786	1,049,728
SGS SA	129	398,645
SIG Combibloc Group AG*	26,936	733,845
Sika AG	1,636	537,001
Sonova Holding AG	1,596	601,326
Straumann Holding AG	1,273	2,032,323

	Shares	Value
COMMON STOCKS (continued)
Switzerland (cont’d.)
Temenos AG	2,818	$454,105
UBS Group AG	35,346	541,273

		11,026,215

Taiwan — 4.2%
Sea Ltd., ADR*	8,230	2,259,958
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	1,026,051
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,029	1,325,245

		4,611,254

United Kingdom — 12.4%
Abcam PLC*	18,076	346,386
Ashtead Group PLC	22,941	1,705,969
Barratt Developments PLC	28,198	271,212
Bunzl PLC	25,364	837,007
Compass Group PLC*	21,416	451,477
DCC PLC	9,217	755,819
Diageo PLC	19,622	944,360
Electrocomponents PLC	25,376	361,725
Experian PLC	16,342	631,018
Fevertree Drinks PLC	10,357	369,680
Halma PLC	9,958	371,994
London Stock Exchange Group PLC	10,571	1,166,271
Prudential PLC	28,855	548,068
Reckitt Benckiser Group PLC	7,558	669,906
RELX PLC	27,172	720,844
Rentokil Initial PLC	52,802	361,819
Rightmove PLC	28,408	254,815
Segro PLC, REIT	35,588	539,040
Smith & Nephew PLC	16,415	356,530
Spirax-Sarco Engineering PLC	2,399	451,475
St. James’s Place PLC	17,373	354,687
Trainline PLC, 144A*	57,873	235,601
Unilever PLC	8,925	522,535
Weir Group PLC (The)*	17,878	459,527

		13,687,765

United States — 3.7%
Aon PLC (Class A Stock)	2,098	500,919
Atlassian Corp. PLC (Class A Stock)*	5,571	1,430,967
Ferguson PLC	6,164	858,123
Lululemon Athletica, Inc.*	1,219	444,898
QIAGEN NV*	5,245	253,753
Schneider Electric SE	4,036	635,866

		4,124,526

Uruguay — 0.3%
Dlocal Ltd.*(a)	6,704	352,161

TOTAL COMMON STOCKS (cost $62,053,258)		107,900,332

SEE NOTES TO FINANCIAL STATEMENTS.

A11

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
PREFERRED STOCK — 1.3%
Germany
Sartorius AG (PRFC)	2,618	$1,365,331

(cost $250,952)
TOTAL LONG-TERM INVESTMENTS (cost $62,304,210)		109,265,663

SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MUTUAL FUNDS — 1.8%
PGIM Core Ultra Short Bond Fund(wa)	230,791	230,791
PGIM Institutional Money Market Fund (cost $1,775,800; includes $1,775,558 of cash collateral for securities on loan)(b)(wa)	1,780,210	1,779,142

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,006,591)		2,009,933

UNAFFILIATED FUND — 0.2%
BlackRock Liquidity FedFund, (Institutional Shares)	259,339	259,339

(cost $259,339)

TOTAL SHORT-TERM INVESTMENTS (cost $2,265,930)		2,269,272

TOTAL INVESTMENTS—101.1% (cost $64,570,140)		111,534,935

Liabilities in excess of other assets — (1.1)%		(1,229,905)

NET ASSETS — 100.0%		$110,305,030

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,706,826; cash collateral of $1,775,558 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Argentina	$2,263,469	$—	$—
Australia	—	1,039,171	—
Austria	—	555,076	—
Belgium	—	274,540	—
Canada	2,614,564	—	—
China	1,533,482	6,144,727	—
Denmark	—	2,465,532	—
Finland	—	1,013,161	—
France	—	14,417,203	—
Germany	662,690	4,347,802	—
Hong Kong	—	3,216,518	—
India	1,313,521	796,686	—
Ireland	810,316	2,749,809	—

SEE NOTES TO FINANCIAL STATEMENTS.

A12

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Israel	$1,730,921	$—	$—
Italy	—	2,170,833	—
Japan	—	10,185,123	—
Luxembourg	—	815,577	—
Netherlands	582,872	7,043,085	—
New Zealand	—	267,925	—
Norway	—	387,319	—
Singapore	—	483,795	—
Spain	—	696,934	—
Sweden	356,335	3,159,425	—
Switzerland	—	11,026,215	—
Taiwan	3,585,203	1,026,051	—
United Kingdom	—	13,687,765	—
United States	2,630,537	1,493,989	—
Uruguay	352,161	—	—
Preferred Stock
Germany	—	1,365,331	—
Short-Term Investments
Affiliated Mutual Funds	2,009,933	—	—
Unaffiliated Fund	259,339	—	—

Total	$20,705,343	$90,829,592	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

IT Services	8.8%
Health Care Equipment & Supplies	7.5
Textiles, Apparel & Luxury Goods	6.6
Semiconductors & Semiconductor Equipment	5.7
Life Sciences Tools & Services	4.9
Trading Companies & Distributors	4.3
Machinery	4.2
Software	4.2
Beverages	3.8
Capital Markets	3.5
Entertainment	3.3
Internet & Direct Marketing Retail	3.2
Building Products	3.0
Professional Services	3.0
Electronic Equipment, Instruments & Components	2.5
Personal Products	2.4
Insurance	2.3
Chemicals	2.3
Banks	2.2
Pharmaceuticals	2.1
Interactive Media & Services	1.8
Aerospace & Defense	1.8
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	1.8
Oil, Gas & Consumable Fuels	1.6

Automobiles	1.6%
Hotels, Restaurants & Leisure	1.5
Electrical Equipment	1.3
Containers & Packaging	1.2
Biotechnology	1.1
Construction Materials	0.9
Auto Components	0.8
Industrial Conglomerates	0.7
Commercial Services & Supplies	0.7
Road & Rail	0.7
Household Products	0.6
Food Products	0.5
Air Freight & Logistics	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Household Durables	0.4
Airlines	0.4
Electric Utilities	0.3
Diversified Consumer Services	0.2
Health Care Technology	0.2
Unaffiliated Fund	0.2

101.1
Liabilities in excess of other assets	(1.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A13

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,706,826	$(1,706,826)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $1,706,826:
Unaffiliated investments (cost $62,563,549)	$109,525,002
Affiliated investments (cost $2,006,591)	2,009,933
Foreign currency, at value (cost $65,248)	64,612
Receivable for investments sold	377,943
Tax reclaim receivable	319,922
Receivable for Portfolio shares sold	180,666
Dividends receivable	67,030
Receivable from affiliate	755
Prepaid expenses	767

Total Assets	112,546,630

LIABILITIES
Payable to broker for collateral for securities on loan	1,775,558
Payable for investments purchased	146,071
Payable to affiliate	138,105
Accrued expenses and other liabilities	106,508
Management fee payable	70,084
Payable for Portfolio shares purchased	4,232
Affiliated transfer agent fee payable	980
Distribution fee payable	39
Administration fee payable	23

Total Liabilities	2,241,600

NET ASSETS	$110,305,030

Net assets were comprised of:
Partners’ Equity	$110,305,030

Class I:
Net asset value and redemption price per share, $110,115,956 / 8,255,118 outstanding shares of beneficial interest	$13.34

Class II:
Net asset value and redemption price per share, $189,074 / 14,814 outstanding shares of beneficial interest	$12.76

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $82,076 foreign withholding tax, of which $10,432 is reimbursable by an affiliate)	$674,655
Income from securities lending, net (including affiliated income of $1,905)	3,317
Affiliated dividend income	562

Total income	678,534

EXPENSES
Management fee	447,874
Distribution fee—Class II	228
Administration fee—Class II	137
Custodian and accounting fees	72,126
Audit fee	15,612
Shareholders’ reports	15,585
Legal fees and expenses	8,933
Trustees’ fees	5,397
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	13,480

Total expenses	584,669
Less: Fee waivers and/or expense reimbursement	(52,124)

Net expenses	532,545

NET INVESTMENT INCOME (LOSS)	145,989

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $271)	5,186,305
Foreign currency transactions	(7,245)

5,179,060

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,184))	3,716,435
Foreign currencies	(8,013)

3,708,422

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	8,887,482

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,033,471

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$145,989	$38,409
Net realized gain (loss) on investment and foreign currency transactions	5,179,060	8,925,584
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,708,422	16,525,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,033,471	25,489,811

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	2,687,020	5,403,610
Portfolio shares purchased	(4,752,702)	(13,300,644)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,065,682)	(7,897,034)

TOTAL INCREASE (DECREASE)	6,967,789	17,592,777
NET ASSETS:
Beginning of period	103,337,241	85,744,464

End of period	$110,305,030	$103,337,241

SEE NOTES TO FINANCIAL STATEMENTS.

A15

PSF MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 0.4%
HEICO Corp. (Class A Stock)	14,568	$1,809,054

Airlines — 1.5%
Delta Air Lines, Inc.*	98,061	4,242,119
Frontier Group Holdings, Inc.*(a)	98,864	1,684,642

		5,926,761

Banks — 2.0%
First Republic Bank	17,530	3,281,090
Signature Bank	8,616	2,116,520
SVB Financial Group*	5,144	2,862,276

		8,259,886

Beverages — 0.7%
Constellation Brands, Inc. (Class A Stock)	12,456	2,913,334

Biotechnology — 5.4%
Agios Pharmaceuticals, Inc.*(a)	48,740	2,686,061
Alnylam Pharmaceuticals, Inc.*	21,907	3,713,675
Exact Sciences Corp.*	32,355	4,022,050
Exelixis, Inc.*	104,391	1,902,004
Horizon Therapeutics PLC*	50,002	4,682,187
Ionis Pharmaceuticals, Inc.*(a)	20,847	831,587
Neurocrine Biosciences, Inc.*	21,740	2,115,737
Seagen, Inc.*	13,119	2,071,228

		22,024,529

Building Products — 3.5%
Fortune Brands Home & Security, Inc.	41,136	4,097,557
Trane Technologies PLC	37,498	6,904,882
Trex Co., Inc.*(a)	32,890	3,361,687

		14,364,126

Capital Markets — 3.9%
Affiliated Managers Group, Inc.	12,195	1,880,591
Blackstone Group, Inc. (The)(a)	29,678	2,882,921
Charles Schwab Corp. (The)	45,854	3,338,630
Evercore, Inc. (Class A Stock)	18,274	2,572,431
MarketAxess Holdings, Inc.	5,528	2,562,725
MSCI, Inc.	4,962	2,645,143

		15,882,441

Commercial Services & Supplies — 1.5%
ACV Auctions, Inc. (Class A Stock)*	31,160	798,631
Copart, Inc.*	40,528	5,342,806

		6,141,437

Construction & Engineering — 0.8%
Quanta Services, Inc.	35,492	3,214,510

Consumer Finance — 0.7%
Discover Financial Services	25,733	3,043,957

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	16,881	2,483,364

Electrical Equipment — 2.8%
AMETEK, Inc.	25,255	3,371,542

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*	19,420	$8,062,213

		11,433,755

Electronic Equipment, Instruments & Components — 4.4%
Itron, Inc.*	24,631	2,462,607
Keysight Technologies, Inc.*	28,934	4,467,699
Littelfuse, Inc.	11,690	2,978,495
Trimble, Inc.*	25,537	2,089,693
Zebra Technologies Corp. (Class A Stock)*	11,046	5,848,747

		17,847,241

Entertainment — 4.0%
Roku, Inc.*	21,041	9,663,079
Spotify Technology SA*	14,621	4,029,401
Take-Two Interactive Software, Inc.*	14,792	2,618,480

		16,310,960

Food Products — 0.3%
Oatly Group AB, ADR*(a)	55,821	1,365,382

Health Care Equipment & Supplies — 4.8%
Align Technology, Inc.*	3,464	2,116,504
Cooper Cos., Inc. (The)	8,577	3,398,808
Dexcom, Inc.*	18,509	7,903,343
Insulet Corp.*(a)	13,180	3,618,042
ResMed, Inc.	10,611	2,615,823

		19,652,520

Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.*	35,086	2,201,646
Amedisys, Inc.*	10,444	2,558,049
Centene Corp.*	44,146	3,219,568
Cigna Corp.	15,641	3,708,012
McKesson Corp.	17,739	3,392,406

		15,079,681

Health Care Technology — 0.8%
Teladoc Health, Inc.*(a)	19,027	3,164,000

Hotels, Restaurants & Leisure — 4.3%
Airbnb, Inc. (Class A Stock)*	6,854	1,049,622
Aramark	62,664	2,334,234
Booking Holdings, Inc.*	893	1,953,964
Chipotle Mexican Grill, Inc.*	2,080	3,224,707
DraftKings, Inc. (Class A Stock)*(a)	71,880	3,749,980
Las Vegas Sands Corp.*	53,619	2,825,185
Royal Caribbean Cruises Ltd.*(a)	29,846	2,545,267

		17,682,959

Household Durables — 1.5%
Garmin Ltd.	19,168	2,772,460
Helen of Troy Ltd.*(a)	14,694	3,351,995

		6,124,455

Insurance — 0.5%
Progressive Corp. (The)	20,617	2,024,796

Interactive Media & Services — 4.0%
Bumble, Inc. (Class A Stock)*(a)	32,505	1,872,288

SEE NOTES TO FINANCIAL STATEMENTS.

A16

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.*	41,555	$6,700,744
Pinterest, Inc. (Class A Stock)*	51,634	4,076,504
Zillow Group, Inc. (Class C Stock)*(a)	30,967	3,784,787

		16,434,323

Internet & Direct Marketing Retail — 0.5%
Chewy, Inc. (Class A Stock)*(a)	25,660	2,045,359

IT Services — 3.4%
Affirm Holdings, Inc.*(a)	16,873	1,136,396
Global Payments, Inc.	21,440	4,020,858
MongoDB, Inc.*(a)	9,855	3,562,780
Okta, Inc.*	15,591	3,814,806
Snowflake, Inc. (Class A Stock)*(a)	4,870	1,177,566

		13,712,406

Leisure Products — 0.5%
Brunswick Corp.	22,260	2,217,541

Life Sciences Tools & Services — 3.4%
Agilent Technologies, Inc.	41,661	6,157,912
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	70,216	2,930,114
Mettler-Toledo International, Inc.*	3,403	4,714,312

		13,802,338

Machinery — 2.3%
Ingersoll Rand, Inc.*	76,097	3,714,295
ITT, Inc.	34,331	3,144,376
Stanley Black & Decker, Inc.	12,823	2,628,587

		9,487,258

Media — 0.5%
Discovery, Inc. (Class C Stock)*	69,722	2,020,543

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	82,308	3,054,450

Oil, Gas & Consumable Fuels — 0.6%
EOG Resources, Inc.	28,254	2,357,514

Pharmaceuticals — 1.9%
Catalent, Inc.*	26,588	2,874,694
Jazz Pharmaceuticals PLC*	15,309	2,719,491
Royalty Pharma PLC (Class A Stock)(a)	50,590	2,073,684

		7,667,869

Professional Services — 3.3%
Booz Allen Hamilton Holding Corp.	46,378	3,950,478
CoStar Group, Inc.*	17,680	1,464,258
Equifax, Inc.	19,084	4,570,809
IHS Markit Ltd.	31,052	3,498,318

		13,483,863

Road & Rail — 2.2%
Lyft, Inc. (Class A Stock)*	62,431	3,775,827
Old Dominion Freight Line, Inc.	19,738	5,009,504

		8,785,331

Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.*	31,590	2,967,249

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cree, Inc.*(a)	21,586	$2,113,917
Entegris, Inc.(a)	46,083	5,666,826
Lam Research Corp.	7,013	4,563,359
Marvell Technology, Inc.	48,922	2,853,620
Microchip Technology, Inc.(a)	30,071	4,502,832
SolarEdge Technologies, Inc.*	16,290	4,502,067
Teradyne, Inc.	37,660	5,044,934
Xilinx, Inc.	17,064	2,468,137

		34,682,941

Software — 12.4%
Avalara, Inc.*	13,983	2,262,449
Bill.com Holdings, Inc.*	10,875	1,992,083
Cadence Design Systems, Inc.*	34,806	4,762,157
Confluent, Inc. (Class A Stock)*	1,302	61,845
Coupa Software, Inc.*	10,326	2,706,548
Crowdstrike Holdings, Inc. (Class A Stock)*	22,722	5,710,266
DocuSign, Inc.*	16,823	4,703,206
Five9, Inc.*	23,216	4,257,582
HubSpot, Inc.*	11,427	6,658,741
RingCentral, Inc. (Class A Stock)*	12,759	3,707,510
Synopsys, Inc.*	16,211	4,470,832
Trade Desk, Inc. (The) (Class A Stock)*(a)	62,080	4,802,509
UiPath, Inc. (Class A Stock)*	14,600	991,778
Zscaler, Inc.*	16,379	3,538,847

		50,626,353

Specialty Retail — 5.3%
Burlington Stores, Inc.*	12,958	4,172,346
CarMax, Inc.*(a)	25,038	3,233,658
National Vision Holdings, Inc.*(a)	43,349	2,216,434
O’Reilly Automotive, Inc.*	5,431	3,075,087
Tractor Supply Co.	26,026	4,842,398
Ulta Beauty, Inc.*	11,672	4,035,827

		21,575,750

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.*	6,131	2,237,631

TOTAL LONG-TERM INVESTMENTS (cost $254,545,467)		400,940,618

SHORT-TERM INVESTMENTS — 15.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	7,515,341	7,515,341
PGIM Institutional Money Market Fund (cost $55,134,422; includes $55,131,707 of cash collateral for securities on loan)(b)(wa)	55,218,627	55,185,496

TOTAL SHORT-TERM INVESTMENTS (cost $62,649,763)		62,700,837

TOTAL INVESTMENTS — 113.4% (cost $317,195,230)		463,641,455
Liabilities in excess of other assets — (13.4)%		(54,838,419)

NET ASSETS — 100.0%		$408,803,036

SEE NOTES TO FINANCIAL STATEMENTS.

A17

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,326,578; cash collateral of $55,131,707 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,809,054	$—	$—
Airlines	5,926,761	—	—
Banks	8,259,886	—	—
Beverages	2,913,334	—	—
Biotechnology	22,024,529	—	—
Building Products	14,364,126	—	—
Capital Markets	15,882,441	—	—
Commercial Services & Supplies	6,141,437	—	—
Construction & Engineering	3,214,510	—	—
Consumer Finance	3,043,957	—	—
Diversified Consumer Services	2,483,364	—	—
Electrical Equipment	11,433,755	—	—
Electronic Equipment, Instruments & Components	17,847,241	—	—
Entertainment	16,310,960	—	—
Food Products	1,365,382	—	—
Health Care Equipment & Supplies	19,652,520	—	—
Health Care Providers & Services	15,079,681	—	—
Health Care Technology	3,164,000	—	—
Hotels, Restaurants & Leisure	17,682,959	—	—
Household Durables	6,124,455	—	—
Insurance	2,024,796	—	—
Interactive Media & Services	16,434,323	—	—
Internet & Direct Marketing Retail	2,045,359	—	—
IT Services	13,712,406	—	—
Leisure Products	2,217,541	—	—
Life Sciences Tools & Services	13,802,338	—	—
Machinery	9,487,258	—	—
Media	2,020,543	—	—
Metals & Mining	3,054,450	—	—
Oil, Gas & Consumable Fuels	2,357,514	—	—
Pharmaceuticals	7,667,869	—	—
Professional Services	13,483,863	—	—
Road & Rail	8,785,331	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A18

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$34,682,941	$—	$—
Software	50,626,353	—	—
Specialty Retail	21,575,750	—	—
Textiles, Apparel & Luxury Goods	2,237,631	—	—
Short-Term Investments
Affiliated Mutual Funds	62,700,837	—	—

Total	$463,641,455	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (13.5% represents investments purchased with collateral from securities on loan)	15.3%
Software	12.4
Semiconductors & Semiconductor Equipment	8.5
Biotechnology	5.4
Specialty Retail	5.3
Health Care Equipment & Supplies	4.8
Electronic Equipment, Instruments & Components	4.4
Hotels, Restaurants & Leisure	4.3
Interactive Media & Services	4.0
Entertainment	4.0
Capital Markets	3.9
Health Care Providers & Services	3.7
Building Products	3.5
Life Sciences Tools & Services	3.4
IT Services	3.4
Professional Services	3.3
Electrical Equipment	2.8
Machinery	2.3
Road & Rail	2.2
Banks	2.0
Pharmaceuticals	1.9

Commercial Services & Supplies	1.5%
Household Durables	1.5
Airlines	1.5
Construction & Engineering	0.8
Health Care Technology	0.8
Metals & Mining	0.7
Consumer Finance	0.7
Beverages	0.7
Diversified Consumer Services	0.6
Oil, Gas & Consumable Fuels	0.6
Textiles, Apparel & Luxury Goods	0.5
Leisure Products	0.5
Internet & Direct Marketing Retail	0.5
Insurance	0.5
Media	0.5
Aerospace & Defense	0.4
Food Products	0.3

113.4
Liabilities in excess of other assets	(13.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$53,326,578	$(53,326,578)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $53,326,578:
Unaffiliated investments (cost $254,545,467)	$400,940,618
Affiliated investments (cost $62,649,763)	62,700,837
Cash	12,843
Receivable for investments sold	856,788
Dividends receivable	55,355
Tax reclaim receivable	14,688
Prepaid expenses	16,843

Total Assets	464,597,972

LIABILITIES
Payable to broker for collateral for securities on loan	55,131,707
Payable for investments purchased	259,951
Management fee payable	195,033
Accrued expenses and other liabilities	114,687
Payable for Portfolio shares purchased	82,413
Payable to affiliate	10,061
Affiliated transfer agent fee payable	980
Distribution fee payable	67
Administration fee payable	37

Total Liabilities	55,794,936

NET ASSETS	$408,803,036

Net assets were comprised of:
Partners’ Equity	$408,803,036

Class I:
Net asset value and redemption price per share, $408,432,275 / 13,600,208 outstanding shares of beneficial interest	$30.03

Class II:
Net asset value and redemption price per share, $308,028 / 11,024 outstanding shares of beneficial interest	$27.94

Class III:
Net asset value and redemption price per share, $62,733 / 2,090 outstanding shares of beneficial interest	$30.02

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $108 foreign withholding tax)	$697,706
Income from securities lending, net (including affiliated income of $11,050)	37,785
Affiliated dividend income	3,734

Total income	739,225

EXPENSES
Management fee	1,172,040
Distribution fee—Class II	389
Distribution fee—Class III	7
Administration fee—Class II	233
Custodian and accounting fees	31,160
Shareholders’ reports	26,187
Audit fee	14,875
Legal fees and expenses	9,462
Trustees’ fees	7,008
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	11,592

Total expenses	1,278,250

NET INVESTMENT INCOME (LOSS)	(539,025)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(4,217))	36,361,447

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,039))	(3,964,360)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	32,397,087

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,858,062

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(539,025)	$(456,313)
Net realized gain (loss) on investment transactions	36,361,447	44,796,196
Net change in unrealized appreciation (depreciation) on investments	(3,964,360)	80,524,571

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,858,062	124,864,454

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	15,457,288	21,356,366
Portfolio shares purchased	(20,956,231)	(44,027,064)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(5,498,943)	(22,670,698)

TOTAL INCREASE (DECREASE)	26,359,119	102,193,756
NET ASSETS:
Beginning of period	382,443,917	280,250,161

End of period	$408,803,036	$382,443,917

SEE NOTES TO FINANCIAL STATEMENTS.

A20

PSF NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS
Agricultural Products — 0.7%
Darling Ingredients, Inc.*	44,205	$2,983,838

Automobile Manufacturers — 0.6%
Ford Motor Co.*	189,745	2,819,611

Building Products — 1.0%
Johnson Controls International PLC	67,825	4,654,830

Commodity Chemicals — 0.6%
LG Chem Ltd. (South Korea)	3,360	2,545,187

Construction & Engineering — 0.9%
Quanta Services, Inc.	46,170	4,181,617

Copper — 3.5%
First Quantum Minerals Ltd. (Zambia)	239,929	5,529,825
Freeport-McMoRan, Inc.	274,990	10,204,879

		15,734,704

Diversified Chemicals — 1.0%
Chemours Co. (The)	125,955	4,383,234

Diversified Metals & Mining — 7.1%
BHP Group Ltd. (Australia)	358,863	13,142,920
Glencore PLC (Australia)*	832,830	3,587,733
Rio Tinto PLC (Australia)	176,146	14,584,170

		31,314,823

Electrical Components & Equipment — 5.3%
Eaton Corp. PLC	31,335	4,643,220
Generac Holdings, Inc.*	20,525	8,520,954
Plug Power, Inc.*(a)	128,640	4,398,202
Sunrun, Inc.*(a)	105,575	5,888,973

		23,451,349

Electronic Components — 1.1%
Samsung SDI Co. Ltd. (South Korea)	7,845	4,884,576

Fertilizers & Agricultural Chemicals — 0.8%
Sociedad Quimica y Minera de Chile SA (Chile), ADR	72,200	3,417,226

Gold — 3.6%
Barrick Gold Corp. (Canada)(a)	240,280	4,968,990
Newcrest Mining Ltd. (Australia)	225,721	4,305,639
Newmont Corp.	83,550	5,295,399
Wheaton Precious Metals Corp. (Brazil)	35,052	1,545,048

		16,115,076

Heavy Electrical Equipment — 0.8%
Siemens Gamesa Renewable Energy SA (Spain)	56,410	1,886,222
TPI Composites, Inc.*	37,600	1,820,592

		3,706,814

Industrial Gases — 5.4%
Air Liquide SA (France)	31,867	5,591,065
Air Products & Chemicals, Inc.	24,805	7,135,902
Linde PLC (United Kingdom)	38,295	11,071,085

		23,798,052

	Shares	Value
COMMON STOCKS (continued)
Industrial Machinery — 1.1%
Chart Industries, Inc.*	32,415	$4,742,963

Integrated Oil & Gas — 21.0%
BP PLC (United Kingdom), ADR	418,500	11,056,770
Chevron Corp.	215,665	22,588,752
Equinor ASA (Norway)	445,485	9,473,841
Exxon Mobil Corp.	368,305	23,232,679
Royal Dutch Shell PLC (Netherlands)(Class B Stock)	676,300	13,140,496
Suncor Energy, Inc. (Canada)	140,979	3,376,627
TotalEnergies SE (France), ADR(a)	229,145	10,371,103

		93,240,268

Oil & Gas Equipment & Services — 4.8%
Baker Hughes Co.(a)	435,070	9,950,051
Schlumberger NV	357,455	11,442,134

		21,392,185

Oil & Gas Exploration & Production — 16.2%
ConocoPhillips	367,306	22,368,935
Devon Energy Corp.	308,045	8,991,834
Diamondback Energy, Inc.	125,795	11,810,892
EOG Resources, Inc.	66,760	5,570,454
Hess Corp.	110,455	9,644,931
Marathon Oil Corp.	215,340	2,932,931
Pioneer Natural Resources Co.	64,098	10,417,207

		71,737,184

Oil & Gas Refining & Marketing — 8.5%
Marathon Petroleum Corp.	258,115	15,595,309
Neste OYJ (Finland)	81,831	5,017,341
Valero Energy Corp.	218,862	17,088,744

		37,701,394

Oil & Gas Storage & Transportation — 7.6%
Cheniere Energy, Inc.*	51,805	4,493,566
Kinder Morgan, Inc.	478,090	8,715,581
ONEOK, Inc.	103,400	5,753,176
TC Energy Corp. (Canada)(a)	93,114	4,607,625
Williams Cos., Inc. (The)	389,205	10,333,393

		33,903,341

Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	23,216

Renewable Electricity — 1.2%
Sunnova Energy International, Inc.*(a)	136,000	5,121,760

Semiconductor Equipment — 2.6%
Enphase Energy, Inc.*	37,840	6,948,559
SolarEdge Technologies, Inc.*	15,910	4,397,047

		11,345,606

Semiconductors — 0.5%
First Solar, Inc.*(a)	22,995	2,081,277

Specialty Chemicals — 3.3%
Albemarle Corp.	43,375	7,306,953

SEE NOTES TO FINANCIAL STATEMENTS.

A21

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Chemicals (cont’d.)
Livent Corp.*(a)	128,025	$2,478,564
Shin-Etsu Chemical Co. Ltd. (Japan)	27,800	4,648,630

		14,434,147

Steel — 0.8%
Vale SA (Brazil), ADR	154,540	3,525,057

TOTAL LONG-TERM INVESTMENTS (cost $314,483,921)		443,239,335

SHORT-TERM INVESTMENTS — 8.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	554,318	554,318
PGIM Institutional Money Market Fund (cost $36,322,558; includes $36,320,048 of cash collateral for securities on loan)(b)(wa)	36,364,296	36,342,478

TOTAL SHORT-TERM INVESTMENTS (cost $36,876,876)		36,896,796

TOTAL INVESTMENTS—108.3% (cost $351,360,797)		480,136,131
Liabilities in excess of other assets — (8.3)%		(36,676,792)

NET ASSETS — 100.0%		$443,459,339

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $23,216 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,401,802; cash collateral of $36,320,048 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $23,216 is 0.0% of net assets.

(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$35,620,462	$—
Brazil	5,070,105	—	—
Canada	12,953,242	—	—
Chile	3,417,226	—	—
Finland	—	5,017,341	—
France	10,371,103	5,591,065	—
Japan	—	4,648,630	—
Netherlands	—	13,140,496	—
Norway	—	9,473,841	—
South Africa	—	—	23,216
South Korea	—	7,429,763	—
Spain	—	1,886,222	—
United Kingdom	22,127,855	—	—
United States	300,938,943	—	—
Zambia	5,529,825	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A22

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$36,896,796	$—	$—

Total	$397,305,095	$82,807,820	$23,216

Country Classification:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

United States (including 8.2% of collateral for securities on loan)	76.2%
Australia	8.1
United Kingdom	5.0
France	3.6
Netherlands	3.0
Canada	2.9
Norway	2.1
South Korea	1.7
Zambia	1.2
Brazil	1.1

Finland	1.1%
Japan	1.1
Chile	0.8
Spain	0.4
South Africa	0.0 *

108.3
Liabilities in excess of other assets	(8.3)

100.0%

* Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$35,401,802	$(35,401,802)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $35,401,802:
Unaffiliated investments (cost $314,483,921)	$443,239,335
Affiliated investments (cost $36,876,876)	36,896,796
Foreign currency, at value (cost $2,071)	2,061
Tax reclaim receivable	944,730
Dividends receivable	404,176
Receivable for Portfolio shares sold	33,711
Receivable from affiliate	1,467
Prepaid expenses	1,092

Total Assets	481,523,368

LIABILITIES
Payable to broker for collateral for securities on loan	36,320,048
Payable to affiliate	719,861
Payable for investments purchased	664,643
Management fee payable	162,635
Accrued expenses and other liabilities	138,039
Payable for Portfolio shares purchased	46,365
Distribution fee payable	7,164
Administration fee payable	4,294
Affiliated transfer agent fee payable	980

Total Liabilities	38,064,029

NET ASSETS	$443,459,339

Net assets were comprised of:
Partners’ Equity	$443,459,339

Class I:
Net asset value and redemption price per share, $408,836,243 / 12,527,466 outstanding shares of beneficial interest	$32.64

Class II:
Net asset value and redemption price per share, $34,563,733 / 1,106,400 outstanding shares of beneficial interest	$31.24

Class III:
Net asset value and redemption price per share, $59,363 / 1,820 outstanding shares of beneficial interest	$32.62

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $154,722 foreign withholding tax, of which $10,267 is reimbursable by an affiliate)	$6,459,861
Income from securities lending, net (including affiliated income of $14,534)	133,729
Affiliated dividend income	1,388

Total income	6,594,978

EXPENSES
Management fee	962,848
Distribution fee—Class II	42,415
Distribution fee—Class III	18
Administration fee—Class II	25,448
Shareholders’ reports	45,371
Custodian and accounting fees	43,203
Audit fee	14,484
Legal fees and expenses	9,464
Trustees’ fees	7,023
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	14,394

Total expenses	1,169,965
Less: Fee waivers and/or expense reimbursement	(17,117)

Net expenses	1,152,848

NET INVESTMENT INCOME (LOSS)	5,442,130

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,617)) (net of foreign capital gains taxes $(88,814))	67,718,586
Foreign currency transactions	(4,931)

67,713,655

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $115)	702,085
Foreign currencies	(7,688)

694,397

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	68,408,052

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,850,182

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,442,130	$7,278,252
Net realized gain (loss) on investment and foreign currency transactions	67,713,655	(34,800,100)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	694,397	67,213,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,850,182	39,691,336

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	6,928,473	18,902,478
Portfolio shares purchased	(21,572,182)	(56,008,630)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(14,643,709)	(37,106,152)

TOTAL INCREASE (DECREASE)	59,206,473	2,585,184
NET ASSETS:
Beginning of period	384,252,866	381,667,682

End of period	$443,459,339	$384,252,866

SEE NOTES TO FINANCIAL STATEMENTS.

A24

PSF PGIM 50/50 BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 89.3%
COMMON STOCKS — 54.4%
Aerospace & Defense — 0.9%
Boeing Co. (The)*	22,350	$5,354,166
General Dynamics Corp.	9,500	1,788,470
Howmet Aerospace, Inc.*	15,080	519,808
Huntington Ingalls Industries, Inc.	1,900	400,425
L3Harris Technologies, Inc.	8,670	1,874,020
Lockheed Martin Corp.	10,120	3,828,902
Northrop Grumman Corp.	6,362	2,312,142
Raytheon Technologies Corp.	62,755	5,353,629
Teledyne Technologies, Inc.*	1,960	820,907
Textron, Inc.	9,800	673,946
TransDigm Group, Inc.*	2,300	1,488,767

		24,415,182

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	5,800	543,286
Deutsche Post AG (Germany)	6,002	408,769
Expeditors International of Washington, Inc.	7,300	924,180
FedEx Corp.	10,080	3,007,166
SG Holdings Co. Ltd. (Japan)	3,600	94,430
United Parcel Service, Inc. (Class B Stock)	29,600	6,155,912
Yamato Holdings Co. Ltd. (Japan)	2,900	82,498

		11,216,241

Airlines — 0.1%
Alaska Air Group, Inc.*	4,900	295,519
American Airlines Group, Inc.*(a)	25,100	532,371
Delta Air Lines, Inc.*	25,500	1,103,130
Southwest Airlines Co.*	24,300	1,290,087
United Airlines Holdings, Inc.*(a)	12,400	648,396

		3,869,503

Auto Components — 0.1%
Aisin Corp. (Japan)	400	17,157
Aptiv PLC*	11,100	1,746,363
BorgWarner, Inc.	9,600	465,984
Sumitomo Electric Industries Ltd. (Japan)	1,600	23,668

		2,253,172

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	1,749	185,583
Daimler AG (Germany)	4,512	403,479
Ford Motor Co.*	159,785	2,374,405
General Motors Co.*	52,600	3,112,342
Isuzu Motors Ltd. (Japan)	7,500	98,857
Mazda Motor Corp. (Japan)*	2,100	19,782
Stellantis NV	2,124	41,851
Tesla, Inc.*	31,710	21,553,287
Toyota Motor Corp. (Japan)	1,700	148,518
Volkswagen AG (Germany)	65	21,404
Yamaha Motor Co. Ltd. (Japan)	7,900	214,498

		28,174,006

	Shares	Value

COMMON STOCKS (continued)
Banks — 2.4%
Australia & New Zealand Banking Group Ltd. (Australia)	5,797	$122,662
Bank Hapoalim BM (Israel)*	2,380	19,110
Bank Leumi Le-Israel BM (Israel)*	2,970	22,556
Bank of America Corp.	311,341	12,836,589
BNP Paribas SA (France)	5,669	355,274
Chiba Bank Ltd. (The) (Japan)	36,300	219,520
Citigroup, Inc.	85,835	6,072,826
Citizens Financial Group, Inc.	17,800	816,486
Comerica, Inc.	5,600	399,504
Commonwealth Bank of Australia (Australia)	4,709	353,906
Credit Agricole SA (France)	9,888	138,731
DBS Group Holdings Ltd. (Singapore)	15,100	337,210
DNB ASA (Norway)	10,487	228,707
Fifth Third Bancorp	29,021	1,109,473
First Republic Bank	7,400	1,385,058
Huntington Bancshares, Inc.	56,736	809,623
Japan Post Bank Co. Ltd. (Japan)	1,400	11,795
JPMorgan Chase & Co.	125,545	19,527,269
KBC Group NV (Belgium)	384	29,252
KeyCorp	39,300	811,545
M&T Bank Corp.	5,400	784,674
Mitsubishi UFJ Financial Group, Inc. (Japan)	28,600	154,384
Mizuho Financial Group, Inc. (Japan)	4,920	70,382
National Australia Bank Ltd. (Australia)	6,699	132,144
Nordea Bank Abp (Finland)	25,783	287,400
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,000	62,367
People’s United Financial, Inc.	15,300	262,242
PNC Financial Services Group, Inc. (The)	17,633	3,363,671
Regions Financial Corp.	37,703	760,847
Resona Holdings, Inc. (Japan)	4,000	15,417
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,021	39,053
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,000	137,596
SVB Financial Group*	2,300	1,279,789
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,245	36,696
Truist Financial Corp.	55,101	3,058,106
U.S. Bancorp	56,085	3,195,162
United Overseas Bank Ltd. (Singapore)	2,300	44,337
Wells Fargo & Co.	169,064	7,656,909
Westpac Banking Corp. (Australia)	4,664	90,372
Zions Bancorp NA	6,350	335,661

		67,374,305

Beverages — 0.8%
Brown-Forman Corp. (Class B Stock)	7,775	582,658
Carlsberg A/S (Denmark) (Class B Stock)	195	36,372
Coca-Cola Co. (The)	159,201	8,614,366
Coca-Cola HBC AG (Russia)*	420	15,243
Constellation Brands, Inc. (Class A Stock)	7,000	1,637,230
Diageo PLC (United Kingdom)	3,698	177,976

SEE NOTES TO FINANCIAL STATEMENTS.

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Kirin Holdings Co. Ltd. (Japan)	1,700	$33,127
Molson Coors Beverage Co. (Class B Stock)*(a)	7,300	391,937
Monster Beverage Corp.*	15,100	1,379,385
PepsiCo, Inc.	56,907	8,431,910

		21,300,204

Biotechnology — 1.0%
AbbVie, Inc.	72,701	8,189,041
Alexion Pharmaceuticals, Inc.*	9,000	1,653,390
Amgen, Inc.	23,837	5,810,269
Biogen, Inc.*	6,360	2,202,277
Gilead Sciences, Inc.	51,300	3,532,518
Incyte Corp.*	7,500	630,975
Regeneron Pharmaceuticals, Inc.*	4,340	2,424,063
Vertex Pharmaceuticals, Inc.*	10,700	2,157,441

		26,599,974

Building Products — 0.3%
A.O. Smith Corp.	5,600	403,536
AGC, Inc. (Japan)	400	16,778
Allegion PLC	3,833	533,937
Carrier Global Corp.	32,802	1,594,177
Cie de Saint-Gobain (France)	4,482	296,073
Fortune Brands Home & Security, Inc.	5,900	587,699
Geberit AG (Switzerland)	76	57,077
Johnson Controls International PLC	29,622	2,032,958
Kingspan Group PLC (Ireland)	303	28,658
Lixil Corp. (Japan)	600	15,486
Masco Corp.	10,900	642,119
Nibe Industrier AB (Sweden) (Class B Stock)	2,970	31,274
Trane Technologies PLC	9,900	1,822,986
Xinyi Glass Holdings Ltd. (Hong Kong)	52,000	212,431

		8,275,189

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	5,126	83,530
Ameriprise Financial, Inc.	4,820	1,199,602
Amundi SA (France), 144A	128	11,307
Bank of New York Mellon Corp. (The)	33,358	1,708,930
BlackRock, Inc.	5,850	5,118,574
Cboe Global Markets, Inc.	4,500	535,725
Charles Schwab Corp. (The)	61,050	4,445,050
CME Group, Inc.	14,700	3,126,396
Daiwa Securities Group, Inc. (Japan)	40,000	219,951
Franklin Resources, Inc.(a)	10,100	323,099
Goldman Sachs Group, Inc. (The)	14,300	5,427,279
Intercontinental Exchange, Inc.	22,955	2,724,759
Invesco Ltd.	13,800	368,874
Julius Baer Group Ltd. (Switzerland)	3,770	246,698
MarketAxess Holdings, Inc.	1,620	751,016
Moody’s Corp.	6,650	2,409,761
Morgan Stanley	61,819	5,668,184
MSCI, Inc.	3,400	1,812,472
Nasdaq, Inc.	5,000	879,000
Northern Trust Corp.	8,900	1,029,018

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Partners Group Holding AG (Switzerland)	47	$71,302
Raymond James Financial, Inc.	5,200	675,480
S&P Global, Inc.	9,860	4,047,037
SBI Holdings, Inc. (Japan)	400	9,483
Schroders PLC (United Kingdom)	4,358	211,780
St. James’s Place PLC (United Kingdom)	1,116	22,784
Standard Life Aberdeen PLC (United Kingdom)	4,050	15,230
State Street Corp.	14,300	1,176,604
T. Rowe Price Group, Inc.(a)	9,300	1,841,121
UBS Group AG (Switzerland)	22,476	344,187

		46,504,233

Chemicals — 1.0%
Air Products & Chemicals, Inc.	9,100	2,617,888
Akzo Nobel NV (Netherlands)	400	49,507
Albemarle Corp.	4,700	791,762
Arkema SA (France)	130	16,345
BASF SE (Germany)	1,887	149,040
Celanese Corp.	5,000	758,000
CF Industries Holdings, Inc.	8,900	457,905
Corteva, Inc.	30,247	1,341,455
Covestro AG (Germany), 144A	3,724	241,305
Dow, Inc.	30,347	1,920,358
DuPont de Nemours, Inc.	21,947	1,698,917
Eastman Chemical Co.	5,700	665,475
Ecolab, Inc.	10,200	2,100,894
Evonik Industries AG (Germany)	440	14,788
FMC Corp.	5,600	605,920
International Flavors & Fragrances, Inc.	10,100	1,508,940
Linde PLC (United Kingdom)	21,500	6,215,650
LyondellBasell Industries NV (Class A Stock)	10,500	1,080,135
Mitsubishi Chemical Holdings Corp. (Japan)	2,000	16,832
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	12,741
Mitsui Chemicals, Inc. (Japan)	400	13,858
Mosaic Co. (The)	14,100	449,931
PPG Industries, Inc.	9,700	1,646,769
Sherwin-Williams Co. (The)	10,050	2,738,123
Tosoh Corp. (Japan)	9,500	164,258

		27,276,796

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	2,993	25,779
Cintas Corp.	3,600	1,375,200
Copart, Inc.*	8,400	1,107,372
Dai Nippon Printing Co. Ltd. (Japan)	400	8,454
Republic Services, Inc.	8,965	986,240
Rollins, Inc.(a)	8,600	294,120
Securitas AB (Sweden) (Class B Stock)	663	10,468
Waste Management, Inc.	15,942	2,233,633

		6,041,266

SEE NOTES TO FINANCIAL STATEMENTS.

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment — 0.4%
Arista Networks, Inc.*	2,400	$869,544
Cisco Systems, Inc.	172,800	9,158,400
F5 Networks, Inc.*	2,600	485,316
Juniper Networks, Inc.	12,000	328,200
Motorola Solutions, Inc.	6,989	1,515,565
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,150	52,207

		12,409,232

Construction & Engineering — 0.0%
Kajima Corp. (Japan)	800	10,162
Quanta Services, Inc.	6,100	552,477
Skanska AB (Sweden) (Class B Stock)	437	11,594

		574,233

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	115	9,876
Holcim Ltd. (Switzerland)*	3,376	203,064
Martin Marietta Materials, Inc.	2,600	914,706
Vulcan Materials Co.	5,600	974,792

		2,102,438

Consumer Finance — 0.4%
American Express Co.	27,100	4,477,733
Capital One Financial Corp.	19,161	2,964,015
Discover Financial Services	12,540	1,483,357
Synchrony Financial	21,572	1,046,673

		9,971,778

Containers & Packaging — 0.2%
Amcor PLC	61,450	704,217
Avery Dennison Corp.	3,400	714,816
Ball Corp.	13,400	1,085,668
International Paper Co.	16,473	1,009,959
Packaging Corp. of America	3,800	514,596
Sealed Air Corp.	6,700	396,975
Smurfit Kappa Group PLC (Ireland)	476	25,919
Westrock Co.	10,444	555,830

		5,007,980

Distributors — 0.1%
Genuine Parts Co.	5,900	746,173
LKQ Corp.*	11,700	575,874
Pool Corp.	1,700	779,722

		2,101,769

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	78,230	21,741,682
Industrivarden AB (Sweden) (Class C Stock)	323	11,826
M&G PLC (United Kingdom)	5,329	16,918

		21,770,426

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	294,036	8,462,356
BT Group PLC (United Kingdom)*	18,031	48,541
Deutsche Telekom AG (Germany)	3,551	75,112

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Elisa OYJ (Finland)	297	$17,737
Koninklijke KPN NV (Netherlands)	7,037	22,016
Lumen Technologies, Inc.(a)	37,179	505,263
Nippon Telegraph & Telephone Corp. (Japan)	5,400	140,521
Proximus SADP (Belgium)	330	6,371
Swisscom AG (Switzerland)	294	168,017
Telecom Italia SpA (Italy)	21,280	10,578
Telecom Italia SpA (Italy), RSP	22,010	11,707
Telefonica SA (Spain)	11,160	52,211
Telstra Corp. Ltd. (Australia)	8,608	24,337
Verizon Communications, Inc.	170,176	9,534,961

		19,079,728

Electric Utilities — 0.9%
Alliant Energy Corp.(a)	10,200	568,752
American Electric Power Co., Inc.	20,360	1,722,252
Chubu Electric Power Co., Inc. (Japan)	1,200	14,658
CK Infrastructure Holdings Ltd. (Hong Kong)	1,500	8,949
Duke Energy Corp.	31,161	3,076,214
Edison International	15,900	919,338
Endesa SA (Spain)	8,223	199,777
Enel SpA (Italy)	16,295	151,840
Entergy Corp.	8,200	817,540
Evergy, Inc.	9,000	543,870
Eversource Energy	13,900	1,115,336
Exelon Corp.	39,913	1,768,545
FirstEnergy Corp.	21,406	796,517
Fortum OYJ (Finland)	9,624	265,626
Iberdrola SA (Spain)	12,489	152,264
Kansai Electric Power Co., Inc. (The) (Japan)	1,400	13,363
NextEra Energy, Inc.	80,100	5,869,728
NRG Energy, Inc.	10,000	403,000
Pinnacle West Capital Corp.	4,700	385,259
Power Assets Holdings Ltd. (Hong Kong)	2,500	15,344
PPL Corp.	30,500	853,085
Red Electrica Corp. SA (Spain)	9,854	183,169
Southern Co. (The)	43,200	2,614,032
SSE PLC (United Kingdom)	2,211	46,127
Tohoku Electric Power Co., Inc. (Japan)	900	7,046
Xcel Energy, Inc.	22,310	1,469,783

		23,981,414

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	11,420	388,149
AMETEK, Inc.	9,700	1,294,950
Eaton Corp. PLC	16,337	2,420,817
Emerson Electric Co.	24,500	2,357,880
Generac Holdings, Inc.*	2,700	1,120,905
Legrand SA (France)	306	32,429
Mitsubishi Electric Corp. (Japan)	3,700	53,648
Rockwell Automation, Inc.	5,000	1,430,100
Schneider Electric SE	2,237	352,436

		9,451,314

SEE NOTES TO FINANCIAL STATEMENTS.

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	24,600	$1,682,886
CDW Corp.	5,950	1,039,167
Corning, Inc.	31,200	1,276,080
Ibiden Co. Ltd. (Japan)	200	10,780
IPG Photonics Corp.*	1,700	358,309
Keysight Technologies, Inc.*	7,600	1,173,516
Shimadzu Corp. (Japan)	500	19,337
TE Connectivity Ltd.	13,600	1,838,856
Trimble, Inc.*	10,000	818,300
Zebra Technologies Corp. (Class A Stock)*	2,230	1,180,763

		9,397,994

Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	29,598	676,906
Halliburton Co.	34,700	802,264
NOV, Inc.*	14,100	216,012
Schlumberger NV	55,924	1,790,127
Tenaris SA	1,020	11,172

		3,496,481

Entertainment — 1.1%
Activision Blizzard, Inc.	31,600	3,015,904
Capcom Co. Ltd. (Japan)	400	11,711
Electronic Arts, Inc.	11,900	1,711,577
Konami Holdings Corp. (Japan)	3,000	179,506
Live Nation Entertainment, Inc.*	6,000	525,540
Netflix, Inc.*	18,210	9,618,704
Nintendo Co. Ltd. (Japan)	600	347,981
Take-Two Interactive Software, Inc.*	4,700	831,994
Walt Disney Co. (The)*	74,682	13,126,855

		29,369,772

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	5,380	978,837
American Tower Corp.	18,560	5,013,798
AvalonBay Communities, Inc.	5,775	1,205,185
Boston Properties, Inc.(a)	6,000	687,540
Crown Castle International Corp.	17,700	3,453,270
Dexus (Australia)*	2,288	18,272
Digital Realty Trust, Inc.	11,600	1,745,336
Duke Realty Corp.	15,100	714,985
Equinix, Inc.	3,704	2,972,830
Equity Residential	14,000	1,078,000
Essex Property Trust, Inc.	2,650	795,026
Extra Space Storage, Inc.	5,700	933,774
Federal Realty Investment Trust(a)	2,700	316,359
Goodman Group (Australia)	18,356	291,149
Healthpeak Properties, Inc.	21,500	715,735
Host Hotels & Resorts, Inc.*	26,682	455,995
Iron Mountain, Inc.(a)	11,502	486,765
Japan Metropolitan Fund Investment Corp. (Japan)	18	19,430
Japan Real Estate Investment Corp. (Japan)	2	12,305
Kimco Realty Corp.(a)	16,700	348,195
Link REIT (Hong Kong)	4,100	39,675

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartment Communities, Inc.	4,900	$825,258
Prologis, Inc.	30,277	3,619,010
Public Storage	6,320	1,900,361
Realty Income Corp.(a)	15,300	1,021,122
Regency Centers Corp.	6,500	416,455
SBA Communications Corp.	4,600	1,466,020
Simon Property Group, Inc.	13,693	1,786,663
Stockland (Australia)	72,605	253,369
UDR, Inc.	11,300	553,474
Ventas, Inc.	15,318	874,658
Vornado Realty Trust(a)	6,325	295,188
Welltower, Inc.	17,000	1,412,700
Weyerhaeuser Co.	29,918	1,029,777

		37,736,516

Food & Staples Retailing — 0.7%
Carrefour SA (France)	1,080	21,302
Costco Wholesale Corp.	18,300	7,240,761
Etablissements Franz Colruyt NV (Belgium)	848	47,498
ICA Gruppen AB (Sweden)	210	9,779
J Sainsbury PLC (United Kingdom)	3,648	13,735
Kesko OYJ (Finland) (Class B Stock)	528	19,518
Koninklijke Ahold Delhaize NV (Netherlands)	9,594	285,066
Kroger Co. (The)(a)	31,892	1,221,782
Seven & i Holdings Co. Ltd. (Japan)	1,600	76,472
Sysco Corp.	20,800	1,617,200
Tesco PLC (United Kingdom)	26,808	82,725
Walgreens Boots Alliance, Inc.	29,400	1,546,734
Walmart, Inc.	57,100	8,052,242

		20,234,814

Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	1,000	25,978
Archer-Daniels-Midland Co.	22,726	1,377,196
Campbell Soup Co.(a)	7,900	360,161
Conagra Brands, Inc.	20,100	731,238
General Mills, Inc.	25,000	1,523,250
Hershey Co. (The)	6,300	1,097,334
Hormel Foods Corp.(a)	11,100	530,025
J.M. Smucker Co. (The)(a)	4,600	596,022
Kellogg Co.(a)	10,100	649,733
Kraft Heinz Co. (The)	26,417	1,077,285
Lamb Weston Holdings, Inc.	6,100	492,026
McCormick & Co., Inc.	10,140	895,565
Mondelez International, Inc. (Class A Stock)	58,453	3,649,805
Nestle SA (Switzerland)	4,179	520,626
NH Foods Ltd. (Japan)	200	7,787
Orkla ASA (Norway)	22,383	228,335
Tate & Lyle PLC (United Kingdom)	7,241	74,165
Tyson Foods, Inc. (Class A Stock)	12,400	914,624
WH Group Ltd. (Hong Kong), 144A	20,000	17,976
Wilmar International Ltd. (China)	67,600	227,417

		14,996,548

SEE NOTES TO FINANCIAL STATEMENTS.

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	5,300	$509,383
Enagas SA (Spain)	527	12,191
Osaka Gas Co. Ltd. (Japan)	800	14,889
Snam SpA (Italy)	10,531	60,812

		597,275

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	72,700	8,428,111
ABIOMED, Inc.*	1,860	580,524
Align Technology, Inc.*	3,000	1,833,000
Baxter International, Inc.	20,900	1,682,450
Becton, Dickinson & Co.	12,210	2,969,350
Boston Scientific Corp.*	58,567	2,504,325
Cooper Cos., Inc. (The)	2,040	808,391
Danaher Corp.	26,200	7,031,032
DENTSPLY SIRONA, Inc.	8,600	544,036
Dexcom, Inc.*	4,000	1,708,000
DiaSorin SpA (Italy)	48	9,070
Edwards Lifesciences Corp.*	25,500	2,641,035
GN Store Nord A/S (Denmark)	252	22,055
Hologic, Inc.*	10,800	720,576
Hoya Corp. (Japan)	800	105,544
IDEXX Laboratories, Inc.*	3,600	2,273,580
Intuitive Surgical, Inc.*	4,920	4,524,629
Medtronic PLC	55,590	6,900,387
ResMed, Inc.	6,000	1,479,120
Sonova Holding AG (Switzerland)	510	192,153
STERIS PLC	3,850	794,255
Stryker Corp.	13,700	3,558,301
Teleflex, Inc.	2,000	803,580
West Pharmaceutical Services, Inc.	3,200	1,149,120
Zimmer Biomet Holdings, Inc.	8,500	1,366,970

		54,629,594

Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	6,300	721,287
Amplifon SpA (Italy)	266	13,139
Anthem, Inc.	10,200	3,894,360
Cardinal Health, Inc.	12,050	687,935
Centene Corp.*	23,750	1,732,087
Cigna Corp.	14,600	3,461,222
CVS Health Corp.	54,183	4,521,030
DaVita, Inc.*	3,300	397,419
Fresenius Medical Care AG & Co. KGaA (Germany)	2,017	167,802
Fresenius SE & Co. KGaA (Germany)	4,007	209,211
HCA Healthcare, Inc.	11,100	2,294,814
Henry Schein, Inc.*	6,000	445,140
Humana, Inc.	5,450	2,412,824
Laboratory Corp. of America Holdings*	4,200	1,158,570
McKesson Corp.	6,630	1,267,921
Medipal Holdings Corp. (Japan)	10,800	206,234
Quest Diagnostics, Inc.	5,500	725,835
Sonic Healthcare Ltd. (Australia)	5,701	164,527
UnitedHealth Group, Inc.	38,860	15,561,098
Universal Health Services, Inc. (Class B Stock)	3,400	497,862

		40,540,317

	Shares	Value

COMMON STOCKS (continued)
Health Care Technology — 0.0%
Cerner Corp.	12,300	$961,368

Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.*	1,720	3,763,515
Caesars Entertainment, Inc.*	8,200	850,750
Carnival Corp.*(a)	31,600	832,976
Chipotle Mexican Grill, Inc.*	1,170	1,813,898
Darden Restaurants, Inc.	5,450	795,645
Domino’s Pizza, Inc.	1,600	746,384
Evolution AB (Sweden), 144A	1,688	267,654
Expedia Group, Inc.*	5,850	957,703
Hilton Worldwide Holdings, Inc.*	11,300	1,363,006
La Francaise des Jeux SAEM (France), 144A	1,594	93,888
Las Vegas Sands Corp.*	13,300	700,777
Marriott International, Inc. (Class A Stock)*	10,928	1,491,891
McDonald’s Corp.	30,800	7,114,492
McDonald’s Holdings Co. Japan Ltd. (Japan)	1,500	66,210
MGM Resorts International	15,900	678,135
Norwegian Cruise Line Holdings Ltd.*(a)	13,800	405,858
Penn National Gaming, Inc.*	5,700	435,993
Royal Caribbean Cruises Ltd.*(a)	8,700	741,936
Starbucks Corp.	48,500	5,422,785
Tabcorp Holdings Ltd. (Australia)	4,464	17,371
Wynn Resorts Ltd.*(a)	4,300	525,890
Yum! Brands, Inc.	12,400	1,426,372

		30,513,129

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	22,403	215,475
D.R. Horton, Inc.	13,500	1,219,995
Electrolux AB (Sweden) (Class B Stock)	450	12,512
Garmin Ltd.	6,100	882,304
Husqvarna AB (Sweden) (Class B Stock)	1,631	21,713
Iida Group Holdings Co. Ltd. (Japan)	10,100	260,206
Leggett & Platt, Inc.(a)	5,400	279,774
Lennar Corp. (Class A Stock)	11,100	1,102,785
Mohawk Industries, Inc.*	2,540	488,163
Newell Brands, Inc.	13,814	379,471
NVR, Inc.*	150	745,995
Panasonic Corp. (Japan)	4,700	54,327
Persimmon PLC (United Kingdom)	658	27,058
PulteGroup, Inc.	11,322	617,842
Sekisui House Ltd. (Japan)	1,300	26,632
Sony Group Corp. (Japan)	2,700	261,358
Whirlpool Corp.	2,726	594,322

		7,189,932

Household Products — 0.7%
Church & Dwight Co., Inc.	10,500	894,810
Clorox Co. (The)(a)	5,400	971,514
Colgate-Palmolive Co.	35,100	2,855,385
Henkel AG & Co. KGaA (Germany)	198	18,251

SEE NOTES TO FINANCIAL STATEMENTS.

A29

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Kimberly-Clark Corp.	13,900	$1,859,542
Procter & Gamble Co. (The)	101,125	13,644,796
Reckitt Benckiser Group PLC (United Kingdom)	700	62,045

		20,306,343

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	26,600	693,462
Electric Power Development Co. Ltd. (Japan)	4,500	64,323

		757,785

Industrial Conglomerates — 0.7%
3M Co.	23,900	4,747,257
CK Hutchison Holdings Ltd. (United Kingdom)	5,000	38,913
DCC PLC (United Kingdom)	628	51,498
General Electric Co.	358,230	4,821,776
Hitachi Ltd. (Japan)	2,000	114,220
Honeywell International, Inc.	28,712	6,297,977
Roper Technologies, Inc.	4,320	2,031,264
Siemens AG (Germany)	173	27,426

		18,130,331

Insurance — 1.0%
Aflac, Inc.	26,300	1,411,258
Ageas SA/NV (Belgium)	4,320	239,594
AIA Group Ltd. (Hong Kong)	7,000	87,195
Allianz SE (Germany)	843	210,348
Allstate Corp. (The)	12,500	1,630,500
American International Group, Inc.	35,239	1,677,376
Aon PLC (Class A Stock)(a)	9,400	2,244,344
Arthur J. Gallagher & Co.	8,200	1,148,656
Assicurazioni Generali SpA (Italy)	2,319	46,577
Assurant, Inc.	2,500	390,450
Chubb Ltd.	18,486	2,938,165
Cincinnati Financial Corp.	6,437	750,683
Dai-ichi Life Holdings, Inc. (Japan)	5,900	108,437
Everest Re Group Ltd.	1,840	463,698
Gjensidige Forsikring ASA (Norway)	421	9,298
Globe Life, Inc.	3,825	364,331
Hartford Financial Services Group, Inc. (The)	15,000	929,550
Japan Post Holdings Co. Ltd. (Japan)*	3,200	26,220
Japan Post Insurance Co. Ltd. (Japan)	500	9,261
Legal & General Group PLC (United Kingdom)	63,787	227,756
Lincoln National Corp.	7,318	459,863
Loews Corp.	9,775	534,204
Marsh & McLennan Cos., Inc.	20,800	2,926,144
Medibank Private Ltd. (Australia)	5,662	13,432
MetLife, Inc.	31,250	1,870,312
NN Group NV (Netherlands)	5,746	271,598
Poste Italiane SpA (Italy), 144A	19,839	262,305
Principal Financial Group, Inc.	10,600	669,814
Progressive Corp. (The)	24,000	2,357,040
Swiss Life Holding AG (Switzerland)	53	25,782
Travelers Cos., Inc. (The)	10,435	1,562,224

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Unum Group	6,610	$187,724
W.R. Berkley Corp.	5,700	424,251
Willis Towers Watson PLC	5,340	1,228,307

		27,706,697

Interactive Media & Services — 3.4%
Alphabet, Inc. (Class A Stock)*	12,390	30,253,778
Alphabet, Inc. (Class C Stock)*	11,803	29,582,095
Auto Trader Group PLC (United Kingdom), 144A*	1,230	10,782
Facebook, Inc. (Class A Stock)*	98,830	34,364,180
REA Group Ltd. (Australia)	100	12,728
Twitter, Inc.*	32,500	2,236,325

		96,459,888

Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.*	17,650	60,718,824
eBay, Inc.	26,800	1,881,628
Etsy, Inc.*	5,200	1,070,368
HelloFresh SE (Germany)*	906	88,303
Zalando SE (Germany), 144A*	282	34,165
ZOZO, Inc. (Japan)	400	13,566

		63,806,854

IT Services — 2.8%
Accenture PLC (Class A Stock)	26,200	7,723,498
Adyen NV (Netherlands), 144A*	37	90,576
Akamai Technologies, Inc.*	7,000	816,200
Automatic Data Processing, Inc.	17,600	3,495,712
Broadridge Financial Solutions, Inc.	5,000	807,650
Capgemini SE (France)	319	61,368
Cognizant Technology Solutions Corp. (Class A Stock)	21,900	1,516,794
DXC Technology Co.*	10,428	406,066
Fidelity National Information Services, Inc.	25,400	3,598,418
Fiserv, Inc.*	24,300	2,597,427
FleetCor Technologies, Inc.*	3,400	870,604
Fujitsu Ltd. (Japan)	1,700	318,521
Gartner, Inc.*	3,800	920,360
Global Payments, Inc.	12,277	2,302,428
International Business Machines Corp.	36,900	5,409,171
Jack Henry & Associates, Inc.(a)	3,100	506,881
Mastercard, Inc. (Class A Stock)	35,950	13,124,985
Paychex, Inc.	13,100	1,405,630
PayPal Holdings, Inc.*	48,300	14,078,484
SCSK Corp. (Japan)	3,600	214,486
VeriSign, Inc.*	4,300	979,067
Visa, Inc. (Class A Stock)(a)	69,700	16,297,254
Western Union Co. (The)	15,510	356,265

		77,897,845

Leisure Products — 0.0%
Hasbro, Inc.	5,100	482,052
Shimano, Inc. (Japan)	700	166,424

		648,476

SEE NOTES TO FINANCIAL STATEMENTS.

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	12,514	$1,849,694
Bio-Rad Laboratories, Inc. (Class A Stock)*	900	579,861
Charles River Laboratories International, Inc.*	2,160	799,027
Eurofins Scientific SE (Luxembourg)*	2,412	276,172
Illumina, Inc.*	6,000	2,839,260
IQVIA Holdings, Inc.*	7,900	1,914,328
Mettler-Toledo International, Inc.*	1,000	1,385,340
PerkinElmer, Inc.	4,500	694,845
Sartorius Stedim Biotech (France)	139	65,881
Thermo Fisher Scientific, Inc.	16,340	8,243,040
Waters Corp.*	2,600	898,586

		19,546,034

Machinery — 0.9%
Amada Co. Ltd. (Japan)	1,200	12,160
Atlas Copco AB (Sweden) (Class A Stock)	1,397	85,719
Atlas Copco AB (Sweden) (Class B Stock)	754	39,715
Caterpillar, Inc.	22,600	4,918,438
CNH Industrial NV (United Kingdom)	2,107	35,036
Cummins, Inc.	6,200	1,511,622
Deere & Co.	12,880	4,542,905
Dover Corp.	5,900	888,540
Epiroc AB (Sweden) (Class A Stock)	1,385	31,604
Epiroc AB (Sweden) (Class B Stock)	784	15,412
FANUC Corp. (Japan)	400	96,453
Fortive Corp.	14,150	986,821
GEA Group AG (Germany)	323	13,093
IDEX Corp.	3,210	706,361
Illinois Tool Works, Inc.	11,800	2,638,008
Ingersoll Rand, Inc.*	14,600	712,626
Kubota Corp. (Japan)	2,200	44,530
Makita Corp. (Japan)	400	18,828
MINEBEA MITSUMI, Inc. (Japan)	700	18,504
MISUMI Group, Inc. (Japan)	600	20,285
Nabtesco Corp. (Japan)	300	11,329
Otis Worldwide Corp.	16,701	1,365,641
PACCAR, Inc.	14,143	1,262,263
Parker-Hannifin Corp.	5,465	1,678,356
Pentair PLC(a)	6,577	443,882
Sandvik AB (Sweden)	6,528	166,981
Schindler Holding AG (Switzerland)	71	20,772
SKF AB (Sweden) (Class B Stock)	750	19,120
SMC Corp. (Japan)	200	118,114
Snap-on, Inc.	2,400	536,232
Spirax-Sarco Engineering PLC (United Kingdom)	153	28,794
Stanley Black & Decker, Inc.	6,597	1,352,319
Techtronic Industries Co. Ltd. (Hong Kong)	7,000	122,176
Volvo AB (Sweden) (Class A Stock)	442	10,988
Volvo AB (Sweden) (Class B Stock)	2,997	72,338
Westinghouse Air Brake Technologies Corp.	7,251	596,757

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Xylem, Inc.	7,600	$911,696

		26,054,418

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	6	16,704
AP Moller - Maersk A/S (Denmark) (Class B Stock)	90	259,320
Kuehne + Nagel International AG (Switzerland)	102	34,932
Nippon Yusen KK (Japan)	400	20,307

		331,263

Media — 0.7%
Charter Communications, Inc. (Class A Stock)*(a)	5,860	4,227,697
Comcast Corp. (Class A Stock)	187,780	10,707,215
CyberAgent, Inc. (Japan)	900	19,278
Discovery, Inc. (Class A Stock)*(a)	6,400	196,352
Discovery, Inc. (Class C Stock)*(a)	11,800	341,964
DISH Network Corp. (Class A Stock)*	9,017	376,911
Fox Corp. (Class A Stock)	13,600	504,968
Fox Corp. (Class B Stock)	5,733	201,802
Interpublic Group of Cos., Inc. (The)	14,531	472,112
News Corp. (Class A Stock)	15,975	411,676
News Corp. (Class B Stock)	4,800	116,880
Omnicom Group, Inc.	9,200	735,908
Publicis Groupe SA (France)	1,060	67,867
ViacomCBS, Inc. (Class B Stock)	24,330	1,099,716

		19,480,346

Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)	8,083	250,163
BHP Group Ltd. (Australia)	6,240	228,532
BHP Group PLC (Australia)	11,455	339,372
BlueScope Steel Ltd. (Australia)	987	16,364
Boliden AB (Sweden)	2,169	83,615
Evraz PLC (Russia)	8,554	70,401
Fortescue Metals Group Ltd. (Australia)	17,134	301,240
Freeport-McMoRan, Inc.	59,388	2,203,889
Newcrest Mining Ltd. (Australia)	1,120	21,364
Newmont Corp.	32,900	2,085,202
Norsk Hydro ASA (Norway)	2,565	16,412
Nucor Corp.	12,800	1,227,904
Rio Tinto Ltd. (Australia)	705	67,290
Rio Tinto PLC (Australia)	5,004	414,311
Sumitomo Metal Mining Co. Ltd. (Japan)	400	15,645

		7,341,704

Multiline Retail — 0.3%
Dollar General Corp.	10,100	2,185,539
Dollar Tree, Inc.*	9,665	961,667
Next PLC (United Kingdom)*	276	30,107
Target Corp.	20,800	5,028,192
Wesfarmers Ltd. (Australia)	2,342	103,941

		8,309,446

SEE NOTES TO FINANCIAL STATEMENTS.

A31

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities — 0.4%
Ameren Corp.	10,500	$840,420
CenterPoint Energy, Inc.	23,900	586,028
CMS Energy Corp.	12,100	714,868
Consolidated Edison, Inc.	14,300	1,025,596
Dominion Energy, Inc.	33,415	2,458,342
DTE Energy Co.	8,200	1,062,720
E.ON SE (Germany)	4,661	53,986
NiSource, Inc.	15,200	372,400
Public Service Enterprise Group, Inc.	20,600	1,230,644
Sempra Energy	12,819	1,698,261
WEC Energy Group, Inc.	12,913	1,148,611

		11,191,876

Oil, Gas & Consumable Fuels — 1.4%
APA Corp.	13,914	300,960
Cabot Oil & Gas Corp.	14,200	247,932
Chevron Corp.	79,122	8,287,238
ConocoPhillips	55,419	3,375,017
Devon Energy Corp.(a)	22,900	668,451
Diamondback Energy, Inc.	7,500	704,175
ENEOS Holdings, Inc. (Japan)	44,400	186,241
EOG Resources, Inc.	23,900	1,994,216
Equinor ASA (Norway)	1,985	42,214
Exxon Mobil Corp.	173,699	10,956,933
Hess Corp.	11,300	986,716
Kinder Morgan, Inc.	78,598	1,432,842
Lundin Energy AB (Sweden)	723	25,659
Marathon Oil Corp.	28,782	392,011
Marathon Petroleum Corp.	26,619	1,608,320
Occidental Petroleum Corp.	33,704	1,053,924
OMV AG (Austria)	4,685	268,428
ONEOK, Inc.	18,500	1,029,340
Phillips 66	17,838	1,530,857
Pioneer Natural Resources Co.	9,550	1,552,066
Repsol SA (Spain)	3,172	39,818
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	8,420	169,049
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	6,280	122,020
TotalEnergies SE (France)	5,236	237,163
Valero Energy Corp.	16,700	1,303,936
Washington H Soul Pattinson & Co. Ltd. (Australia)	3,024	76,624
Williams Cos., Inc. (The)	48,100	1,277,055

		39,869,205

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	1,014	26,818

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,500	3,021,760
L’Oreal SA (France)	495	221,063
Unilever PLC (United Kingdom)	9,077	531,254

		3,774,077

Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	3,600	62,701
AstraZeneca PLC (United Kingdom)	621	74,657

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Bayer AG (Germany)	1,021	$62,154
Bristol-Myers Squibb Co.	92,770	6,198,891
Catalent, Inc.*	7,000	756,840
Chugai Pharmaceutical Co. Ltd. (Japan)	700	27,670
Eli Lilly & Co.	32,800	7,528,256
GlaxoSmithKline PLC (United Kingdom)	10,828	212,934
Hikma Pharmaceuticals PLC (Jordan)	367	12,414
Ipsen SA (France)	2,296	238,997
Johnson & Johnson	108,458	17,867,371
Merck & Co., Inc.	103,533	8,051,761
Merck KGaA (Germany)	264	50,638
Novartis AG (Switzerland)	4,242	386,655
Novo Nordisk A/S (Denmark) (Class B Stock)	3,644	305,370
Ono Pharmaceutical Co. Ltd. (Japan)	800	17,842
Organon & Co.*	10,353	313,282
Otsuka Holdings Co. Ltd. (Japan)	3,300	136,774
Perrigo Co. PLC	5,100	233,835
Pfizer, Inc.	230,470	9,025,205
Roche Holding AG (Switzerland)	1,435	540,689
Sanofi (France)	4,420	463,886
Shionogi & Co. Ltd. (Japan)	1,900	98,994
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	7,100	148,896
Takeda Pharmaceutical Co. Ltd. (Japan)	3,300	110,497
UCB SA (Belgium)	252	26,285
Viatris, Inc.	46,386	662,856
Zoetis, Inc.	19,500	3,634,020

		57,250,370

Professional Services — 0.2%
Adecco Group AG (Switzerland)	2,370	161,468
Equifax, Inc.	5,200	1,245,452
IHS Markit Ltd.	15,300	1,723,698
Jacobs Engineering Group, Inc.	5,600	747,152
Leidos Holdings, Inc.	5,700	576,270
Nielsen Holdings PLC	13,200	325,644
Persol Holdings Co. Ltd. (Japan)	400	7,900
Randstad NV (Netherlands)	3,076	235,718
Recruit Holdings Co. Ltd. (Japan)	2,200	108,000
Robert Half International, Inc.	4,700	418,159
SGS SA (Switzerland)	5	15,451
Teleperformance (France)	38	15,454
Verisk Analytics, Inc.	6,700	1,170,624

		6,750,990

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	13,700	1,174,501
CK Asset Holdings Ltd. (Hong Kong)	4,500	31,021
Daito Trust Construction Co. Ltd. (Japan)	100	10,935
Daiwa House Industry Co. Ltd. (Japan)	1,200	36,023
Deutsche Wohnen SE (Germany)	708	43,330
Fastighets AB Balder (Sweden) (Class B Stock)*	221	13,862

SEE NOTES TO FINANCIAL STATEMENTS.

A32

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Henderson Land Development Co. Ltd. (Hong Kong)	3,000	$14,214
Mitsubishi Estate Co. Ltd. (Japan)	2,400	38,700
Sino Land Co. Ltd. (Hong Kong)	4,000	6,303
Sumitomo Realty & Development Co. Ltd. (Japan)	600	21,442
Sun Hung Kai Properties Ltd. (Hong Kong)	10,000	148,819
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	10,171
Swiss Prime Site AG (Switzerland)	156	15,486

		1,564,807

Road & Rail — 0.5%
CSX Corp.	93,900	3,012,312
J.B. Hunt Transport Services, Inc.	3,600	586,620
Kansas City Southern	3,800	1,076,806
Nippon Express Co. Ltd. (Japan)	200	15,261
Norfolk Southern Corp.	10,400	2,760,264
Old Dominion Freight Line, Inc.	3,965	1,006,317
Union Pacific Corp.	27,560	6,061,271

		14,518,851

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.*	49,900	4,687,107
Advantest Corp. (Japan)	400	35,903
Analog Devices, Inc.(a)	15,158	2,609,601
Applied Materials, Inc.	37,700	5,368,480
ASM International NV (Netherlands)	284	93,818
ASML Holding NV (Netherlands)	891	614,056
Broadcom, Inc.	16,960	8,087,206
Enphase Energy, Inc.*	5,400	991,602
Intel Corp.	167,600	9,409,064
KLA Corp.	6,350	2,058,733
Lam Research Corp.	5,970	3,884,679
Maxim Integrated Products, Inc.	10,900	1,148,424
Microchip Technology, Inc.	11,100	1,662,114
Micron Technology, Inc.*	46,100	3,917,578
Monolithic Power Systems, Inc.	1,800	672,210
NVIDIA Corp.	25,590	20,474,559
NXP Semiconductors NV (China)	11,600	2,386,352
Qorvo, Inc.*	4,707	920,925
QUALCOMM, Inc.	46,700	6,674,831
Skyworks Solutions, Inc.	6,800	1,303,900
STMicroelectronics NV (Switzerland)	506	18,422
Teradyne, Inc.	6,800	910,928
Texas Instruments, Inc.	37,900	7,288,170
Tokyo Electron Ltd. (Japan)	900	389,916
Xilinx, Inc.	10,100	1,460,864

		87,069,442

Software — 4.7%
Adobe, Inc.*	19,700	11,537,108
ANSYS, Inc.*	3,700	1,284,122
Autodesk, Inc.*	9,100	2,656,290
Cadence Design Systems, Inc.*	11,400	1,559,748
Citrix Systems, Inc.	5,000	586,350
Dassault Systemes SE (France)	270	65,595

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Fortinet, Inc.*	5,700	$1,357,683
Intuit, Inc.	11,280	5,529,118
Microsoft Corp.	310,120	84,011,508
NortonLifeLock, Inc.	24,178	658,125
Oracle Corp.	75,750	5,896,380
Paycom Software, Inc.*	2,020	734,209
PTC, Inc.*	4,300	607,418
salesforce.com, Inc.*	38,250	9,343,327
SAP SE (Germany)	3,704	521,808
ServiceNow, Inc.*	8,070	4,434,869
Synopsys, Inc.*	6,300	1,737,477
Tyler Technologies, Inc.*	1,750	791,648

		133,312,783

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	2,800	574,392
AutoZone, Inc.*	950	1,417,609
Best Buy Co., Inc.	9,425	1,083,686
CarMax, Inc.*(a)	6,900	891,135
Chow Tai Fook Jewellery Group Ltd. (China)	7,000	16,046
Gap, Inc. (The)	7,000	235,550
Home Depot, Inc. (The)	44,050	14,047,104
Industria de Diseno Textil SA (Spain)	2,261	79,722
JD Sports Fashion PLC (United Kingdom)	901	11,487
Kingfisher PLC (United Kingdom)	49,004	248,079
L Brands, Inc.	9,906	713,826
Lowe’s Cos., Inc.	29,300	5,683,321
O’Reilly Automotive, Inc.*	3,000	1,698,630
Ross Stores, Inc.	14,600	1,810,400
Shimamura Co. Ltd. (Japan)	2,200	211,291
TJX Cos., Inc. (The)	49,100	3,310,322
Tractor Supply Co.	4,900	911,694
Ulta Beauty, Inc.*	2,400	829,848
USS Co. Ltd. (Japan)	2,400	41,855
Yamada Holdings Co. Ltd. (Japan)	2,300	10,627

		33,826,624

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	646,240	88,509,030
Brother Industries Ltd. (Japan)	5,600	111,626
Canon, Inc. (Japan)	11,100	250,763
Hewlett Packard Enterprise Co.	50,648	738,448
HP, Inc.	52,248	1,577,367
Logitech International SA (Switzerland)	2,201	266,729
NetApp, Inc.	9,100	744,562
Ricoh Co. Ltd. (Japan)	1,400	15,691
Seagate Technology Holdings PLC (Ireland)	8,200	721,026
Seiko Epson Corp. (Japan)	2,800	49,252
Western Digital Corp.*	12,803	911,189

		93,895,683

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC (United Kingdom)*	874	25,053
Hanesbrands, Inc.	12,500	233,375

SEE NOTES TO FINANCIAL STATEMENTS.

A33

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Hermes International (France)	72	$105,124
LVMH Moet Hennessy Louis Vuitton SE (France)	715	561,521
NIKE, Inc. (Class B Stock)	51,900	8,018,031
Pandora A/S (Denmark)	196	26,351
PVH Corp.*	2,800	301,252
Ralph Lauren Corp.	2,100	247,401
Swatch Group AG (The) (Switzerland)	77	5,085
Tapestry, Inc.*	10,900	473,932
Under Armour, Inc. (Class A Stock)*	7,500	158,625
Under Armour, Inc. (Class C Stock)*	7,374	136,935
VF Corp.	13,100	1,074,724

		11,367,409

Tobacco — 0.4%
Altria Group, Inc.	76,000	3,623,680
British American Tobacco PLC (United Kingdom)	10,470	406,765
Imperial Brands PLC (United Kingdom)	1,916	41,309
Japan Tobacco, Inc. (Japan)	12,300	232,113
Philip Morris International, Inc.	63,700	6,313,307
Swedish Match AB (Sweden)	26,980	230,274

		10,847,448

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	860	63,952
Brenntag SE (Germany)	3,047	284,091
Fastenal Co.	23,500	1,222,000
Ferguson PLC	2,136	297,364
ITOCHU Corp. (Japan)	2,500	71,403
Marubeni Corp. (Japan)	9,400	81,991
Mitsui & Co. Ltd. (Japan)	13,000	293,367
Sumitomo Corp. (Japan)	1,800	24,189
Toyota Tsusho Corp. (Japan)	2,100	99,592
United Rentals, Inc.*	3,000	957,030
W.W. Grainger, Inc.	1,840	805,920

		4,200,899

Water Utilities — 0.0%
American Water Works Co., Inc.	7,400	1,140,562

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	1,400	43,616
SoftBank Corp. (Japan)	6,000	78,481
SoftBank Group Corp. (Japan)	3,300	230,218
T-Mobile US, Inc.*	23,900	3,461,437
Vodafone Group PLC (United Kingdom)	115,847	195,450

		4,009,202

TOTAL COMMON STOCKS (cost $359,225,221)		1,530,808,599

EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P 500 ETF(a)	16,650	7,158,168
iShares MSCI EAFE ETF(a)	1,759	138,750

TOTAL EXCHANGE-TRADED FUNDS (cost $4,157,969)		7,296,918

	Shares	Value
PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	$6,742
Volkswagen AG (Germany) (PRFC)	692	173,899

		180,641

Banks — 0.0%
Citigroup Capital XIII, 6.556%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	20,000	558,000

Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	30,000	902,700

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	797	84,187

TOTAL PREFERRED STOCKS (cost $1,472,245)		1,725,528

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 7.0%
Automobiles — 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25	600	612,827
Series 2019-01, Class C
3.360%	02/18/25	700	727,244
Series 2019-02, Class C
2.740%	04/18/25	1,400	1,449,416
Series 2019-03, Class C
2.320%	07/18/25	2,300	2,370,506
Series 2020-02, Class C
1.480%	02/18/26	400	405,673
Series 2020-03, Class C
1.060%	08/18/26	700	704,950
Series 2021-02, Class C
1.010%	01/19/27	900	905,335
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	1,100	1,188,130
Series 2019-02A, Class A, 144A
3.350%	09/22/25	2,000	2,144,945
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,700	2,824,955
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,300	1,354,780
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,200	2,196,527
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	799,949
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD 982	799,724

SEE NOTES TO FINANCIAL STATEMENTS.

A34

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,700	$2,912,793
Series 2019-01, Class A, 144A
3.520%	07/15/30		3,300	3,544,916
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,500	2,594,771
Series 2020-02, Class A, 144A
1.060%	04/15/33		4,400	4,395,099
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		300	311,300
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,300	1,298,265
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		1,500	1,499,190
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		1,036	1,040,183
Series 2019-01A, Class A, 144A
3.630%	09/14/27		4,100	4,419,076
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		600	606,761
Series 2020-03, Class C
1.120%	01/15/26		1,800	1,815,927
Series 2020-04, Class C
1.010%	01/15/26		1,100	1,106,380
Series 2021-01, Class C
0.750%	02/17/26		2,100	2,098,884
Series 2021-02, Class C
0.900%	06/15/26		1,500	1,502,416
Series 2021-02, Class D
1.350%	07/15/27		2,000	2,001,975

				49,632,897

Collateralized Loan Obligations — 3.9%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.612%(c)	07/22/32		2,500	2,500,364
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.464%(c)	07/15/29		500	500,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A
0.000%(cc)	07/20/34		2,500	2,501,017
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.054%(c)	07/15/29		1,000	998,954
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	1,750	2,073,472

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.010%(c)	01/17/28		521	$520,875
Carlyle Euro CLO Ltd. (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	08/15/30	EUR	5,000	5,921,125
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.548%(c)	10/20/32		4,000	4,002,194
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.390%(c)	10/17/31		7,000	7,000,311
CVC Cordatus Loan Fund (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	05/24/32	EUR	1,750	2,072,636
Series 14A, Class A2R, 144A
1.250%	05/24/32	EUR	3,800	4,502,338
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
0.946%(c)	11/15/26		485	484,641
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.194%(c)	04/15/31		1,000	999,043
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.504%(c)	07/22/32		2,500	2,500,440
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.176%(c)	02/05/31		248	248,435
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.330%(c)	10/19/28		6,667	6,665,459
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.658%(c)	04/20/32		4,750	4,763,196
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.363%(c)	10/20/31		4,237	4,234,817
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.198%(c)	01/20/29		3,457	3,454,649
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.306%(c)	04/21/31		3,458	3,458,647

SEE NOTES TO FINANCIAL STATEMENTS.

A35

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.304%(c)	07/15/31	2,500	$2,499,514
OCP CLO Ltd. (Cayman Islands),
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.518%(c)	07/20/32	7,000	7,001,569
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.238%(c)	07/20/30	2,500	2,496,927
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.270%(c)	04/17/31	2,956	2,951,676
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.436%(c)	10/30/30	742	741,996
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.578%(c)	07/20/32	2,500	2,500,405
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.288%(c)	07/20/30	5,000	5,000,866
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.285%(c)	06/20/34	3,750	3,749,062
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A
—%(p)	07/25/34	4,750	4,750,000
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.490%(c)	07/17/26	310	310,042
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.388%(c)	07/20/31	1,750	1,750,128
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.648%(c)	07/20/32	7,500	7,512,639
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.386%(c)	01/25/31	1,750	1,750,244
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.064%(c)	07/15/27	463	462,974
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.340%(c)	01/17/31	2,000	2,000,658

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.388%(c)	10/20/31	3,750	$3,750,034
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.534%(c)	07/22/32	2,000	2,000,800

			110,632,147

Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32	800	834,603
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,400	1,423,483
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.770%(c)	06/16/36	1,900	1,926,979
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,100	1,100,807
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	800	803,990
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	600	601,718

			6,691,580

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,190,860
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	535,304
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,695,763
Series 2019-B, Class A5, 144A
2.290%	11/12/41	1,600	1,668,518

			6,090,445

Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.742%(c)	03/25/33	36	37,562

Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.892%(c)	06/25/24	2,240	2,215,116

Residential Mortgage-Backed Securities — 0.3%
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	03/25/34	242	241,253

SEE NOTES TO FINANCIAL STATEMENTS.

A36

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%
2.263%(c)	04/25/38		1,191	$1,198,148
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		127	127,679
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		828	830,140
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.887%(c)	06/25/34		136	134,003
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		708	718,572
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	1,634	1,743,678
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.692%(c)	02/25/57		1,064	1,063,604
Series 2020-04, Class A1, 144A
1.750%	10/25/60		847	856,516

				6,913,593

Student Loans — 0.5%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		807	823,080
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		607	630,617
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		185	190,488
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		376	380,905
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		672	685,638
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		491	500,085
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		1,274	1,290,602
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		605	615,575
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		1,152	1,176,783
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		1,070	1,086,243
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		1,011	1,048,687
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		1,127	1,155,274
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		1,629	1,663,086

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	1,382	$1,417,345
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,700	1,756,415

			14,420,823

TOTAL ASSET-BACKED SECURITIES (cost $194,857,068)			196,634,163

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,260,565
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	4,399,094
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	4,018,478
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	2,031,171
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	2,672,515
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	854	894,939
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,850,374
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,377,464
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	49	48,277
Series 2014-CR18, Class A4
3.550%	07/15/47	1,783	1,879,136
Series 2014-LC17, Class A4
3.648%	10/10/47	4,739	4,992,007
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,483	2,675,693
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	4,015,128
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22	17,556	150,466
Series K021, Class X1, IO
1.526%(cc)	06/25/22	4,855	37,285
Series K055, Class X1, IO
1.493%(cc)	03/25/26	4,497	250,434
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,906,604
Series K076, Class AM
3.900%	04/25/28	875	1,012,238
Series K077, Class AM
3.850%(cc)	05/25/28	690	798,571

SEE NOTES TO FINANCIAL STATEMENTS.

A37

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K080, Class AM
3.986%(cc)	07/25/28	5,150	$5,986,435
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,715,269
Series W5FX, Class AFX
3.336%(cc)	04/25/28	860	957,790
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.793%(c)	11/21/35	1,075	1,075,515
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	2,907	3,068,652
Series 2015-GC34, Class A3
3.244%	10/10/48	4,715	4,950,138
Series 2016-GS03, Class A3
2.592%	10/10/49	4,186	4,370,806
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	4,215,846
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	4,063,719
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	628	666,741
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,978	4,143,230
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,803,876
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,600,090
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	498	511,270
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
1.424%(c)	04/15/38	2,150	2,152,026
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,081	1,099,652
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,397,549
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	6,627,638
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	5,381,346
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,723,832
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,680,549
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	5,359,626

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	$1,984,977
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	3,264,268
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,413,179
Series 2013-C05, Class A3
2.920%	03/10/46	577	588,449
Series 2013-C06, Class A3
2.971%	04/10/46	1,455	1,494,764
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,748,622
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,583,882
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	8,028,567
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	4,941,959

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $149,097,390)			157,870,701

CORPORATE BONDS — 10.5%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,625,215
3.750%	02/01/50	1,470	1,516,382
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	551	582,550
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	817,515
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	1,048,116

			5,589,778

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	2,685	2,852,179
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	892,537

			3,744,716

Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28	1,849	1,836,002
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates
4.000%	04/29/26	253	267,840

SEE NOTES TO FINANCIAL STATEMENTS.

A38

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30	(a)	1,765	$1,810,295
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		590	610,789
4.625%	04/15/29		115	119,117

				4,644,043

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	(a)	665	742,732
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	199,565
3.350%	11/01/22		2,845	2,914,522
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		740	1,021,421
6.600%	04/01/36		585	800,345
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		1,700	1,831,576

				7,510,161

Banks — 2.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.308%(c)	04/12/23		400	405,341
Sr. Unsec’d. Notes
3.848%	04/12/23		800	845,666
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24	(oo)	1,145	1,221,143
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)	310	320,252
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		1,805	1,751,450
2.496%(ff)	02/13/31		5,165	5,280,890
3.194%(ff)	07/23/30		1,050	1,130,397
3.824%(ff)	01/20/28		615	683,034
Sub. Notes, MTN
4.000%	01/22/25		1,700	1,864,725
4.200%	08/26/24		745	817,711
4.450%	03/03/26		4,790	5,433,360
Bank of America NA,
Sub. Notes
6.000%	10/15/36		805	1,126,547
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		610	661,500
3.684%	01/10/23		320	325,428
4.375%	01/12/26		323	361,897
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		705	826,095

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		1,650	$1,701,235
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	1,675	1,726,989
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,270	1,293,824
3.200%	10/21/26		670	725,925
3.700%	01/12/26		1,610	1,779,331
3.887%(ff)	01/10/28		560	623,124
8.125%	07/15/39		365	630,416
Sub. Notes
4.450%	09/29/27		1,485	1,696,015
4.750%	05/18/46		440	559,722
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,100	1,126,088
3.091%(ff)	05/14/32		560	577,003
4.282%	01/09/28		980	1,090,487
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		460	467,094
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		1,350	1,386,079
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		595	668,361
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26	(a)(oo)	560	620,468
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,345	2,337,803
3.750%	02/25/26		1,165	1,288,827
3.814%(ff)	04/23/29		440	492,022
3.850%	01/26/27		2,625	2,894,951
Sub. Notes
6.750%	10/01/37		225	327,654
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24		400	430,656
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24	(oo)	540	570,422
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	1,245	1,289,061
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.656%(c)	07/30/21	(oo)	979	981,113
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(oo)	230	233,005
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32		1,585	1,628,412
3.782%(ff)	02/01/28		270	299,637
3.964%(ff)	11/15/48		2,240	2,624,647
4.005%(ff)	04/23/29		1,360	1,540,431
Sub. Notes
3.875%	09/10/24		3,525	3,842,896

SEE NOTES TO FINANCIAL STATEMENTS.

A39

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.794%(c)	10/15/21	(a)(oo)	640	$642,609
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42		1,570	1,661,258
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29		1,295	1,454,234
3.875%	01/27/26		550	614,760
4.431%(ff)	01/23/30		455	533,564
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		1,030	1,141,235
Sub. Notes, GMTN
4.350%	09/08/26		3,050	3,456,491
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30	(a)	1,570	1,861,500
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		3,200	3,172,688
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24		1,255	1,349,004
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		2,250	2,235,212
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,895	2,996,824

				81,628,513

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		1,220	1,496,298

Biotechnology — 0.0%
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50		395	360,080

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		300	313,907

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		740	915,773
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41		350	455,985
9.400%	05/15/39		30	52,826
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		620	801,464

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	875	$924,937
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	641,446
6.500%	09/27/28	405	455,999

			4,248,430

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	1,039,051
7.000%	10/15/37	390	582,345
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	735	780,040
5.250%	01/15/30	265	290,326
5.875%	09/15/26	150	155,645

			2,847,407

Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	445	448,475
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	479,203
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	942,953
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,100	1,244,984
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	276,281

			3,391,896

Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	372,267
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	762,901
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	461,572
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,400	1,333,510
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	425,004

SEE NOTES TO FINANCIAL STATEMENTS.

A40

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31		2,290	$2,307,802
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39		145	192,355
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38		530	753,134
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		845	1,127,902
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25		1,545	1,754,020
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30		400	410,450
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		1,375	1,693,843
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33		380	522,675
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		140	190,062
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28		2,105	2,367,850
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		575	644,460
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		1,560	1,681,023
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,035	1,178,611
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		225	227,777
2.450%	12/02/27		970	976,577
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		465	550,360
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		785	782,592
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	(a)	850	964,273
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		515	713,236
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		1,235	1,170,136

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48			1,010	$1,223,502
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47			350	368,551
First Ref. Mortgage, Series C
3.600%	02/01/45			690	692,137
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			495	508,150
Sr. Sec’d. Notes, 144A
3.550%	07/15/24			1,475	1,559,213
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41			480	589,782

					28,505,727

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)		1,000	1,114,191
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47			1,350	1,362,827

					2,477,018

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49			1,030	1,248,252
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40			535	514,749
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27			1,200	1,279,836

					3,042,837

Gas — 0.2%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	(a)		835	790,813
3.490%	05/15/27	(a)		2,355	2,590,824
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29			2,090	2,301,379

					5,683,016

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46			320	436,705
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	1,125	1,358,101

SEE NOTES TO FINANCIAL STATEMENTS.

A41

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	$261,437
2.250%	03/07/39	EUR	300	417,039

				2,473,282

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	699,353
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		885	972,546
4.625%	05/15/42		330	410,660
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		575	694,589
Sr. Sec’d. Notes
5.125%	06/15/39		665	830,364
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	834,530

				4,442,042

Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		405	459,054
6.625%	07/15/27		425	455,150
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		600	652,634

				1,566,838

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		2,010	2,240,982

Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	1,248,253
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		701	983,963
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		165	201,193
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		650	981,256
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		105	130,466
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,430	1,708,366

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
6.850%	12/16/39		122	$184,343

				5,437,840

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		805	822,648

Machinery-Diversified — 0.0%
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29	(a)	325	334,097
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,060	1,071,418

				1,405,515

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26		1,000	1,033,681
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		500	508,793
4.800%	03/01/50		870	1,002,332
6.384%	10/23/35		1,695	2,271,465
6.484%	10/23/45		1,000	1,380,210
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22		1,440	1,557,942
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		3,695	3,751,347
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		823	870,404
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		270	335,731
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		1,340	1,713,343
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		850	884,112
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28		515	712,533

				16,021,893

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		800	843,387

SEE NOTES TO FINANCIAL STATEMENTS.

A42

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29		2,415	$2,829,837

				3,673,224

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		480	481,911
2.750%	01/06/23		385	397,091
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		226	230,352

				1,109,354

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24		500	557,602

Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25		950	973,272
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		850	1,055,409
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44		595	798,492
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47		150	197,013
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	(a)	430	448,463
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		225	279,101
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		255	265,454
6.510%	03/07/22		440	457,550
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,555	1,730,893
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		400	448,630
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		530	536,204
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		1,000	520,000
6.450%	09/15/36		1,040	1,242,779

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.625%	08/15/37			240	$320,557
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30			280	305,508
5.600%	01/03/31	(a)		840	940,551
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	100	117,649
6.350%	02/12/48			458	389,716
6.490%	01/23/27			346	364,717
6.500%	03/13/27			130	137,089
Gtd. Notes, MTN
6.750%	09/21/47			561	495,167
6.875%	08/04/26			770	841,063
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31			545	539,207
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49			990	1,064,936
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29	(a)		580	647,613

					15,117,033

Packaging & Containers — 0.2%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26	(a)		3,570	3,574,602
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22			675	694,502

					4,269,104

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25			950	1,037,090
4.250%	11/21/49			1,480	1,774,502
4.500%	05/14/35			1,595	1,926,676
4.550%	03/15/35			1,770	2,145,170
4.700%	05/14/45			855	1,066,748
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25			1,150	1,282,121
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	(a)		372	405,186
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39			280	338,522
5.000%	08/15/45			566	774,491
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28			1,870	2,176,559

SEE NOTES TO FINANCIAL STATEMENTS.

A43

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes
3.200%	03/15/40		530	$550,133
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40		500	484,843
4.780%	03/25/38		210	258,308
5.125%	07/20/45		991	1,286,259
5.300%	12/05/43		185	244,638
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		590	733,479
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	(a)	925	943,757
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40		520	555,019

				17,983,501

Pipelines — 0.6%
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44		45	52,605
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28		795	921,903
5.000%	05/15/50		990	1,143,683
6.125%	12/15/45		120	152,759
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22		610	635,787
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	(a)	1,055	1,150,147
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	(a)	1,575	1,524,436
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		1,140	1,244,182
4.700%	04/15/48		750	872,027
4.875%	06/01/25		2,275	2,568,568
5.200%	03/01/47		25	30,689
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36		130	175,035
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	(a)	3,495	3,654,345
4.500%	03/15/50		245	273,462
4.950%	07/13/47		640	749,919
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		1,315	1,336,175
5.300%	03/01/48		80	84,924

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48		230	$279,944
4.900%	01/15/45		1,100	1,330,333

				18,180,923

Real Estate Investment Trusts (REITs) — 0.2%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		725	834,324
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,420	2,492,778
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		750	757,587
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		2,250	2,455,377

				6,540,066

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		650	658,125
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29		1,820	2,030,114
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		3,395	3,746,815
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		500	549,149
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	1,020	1,053,101

				8,037,304

Semiconductors — 0.2%
Broadcom, Inc.,
Gtd. Notes
4.750%	04/15/29		3,650	4,245,935

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/31	(a)	2,175	2,171,622
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		360	358,432
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30		1,425	1,337,057

				3,867,111

SEE NOTES TO FINANCIAL STATEMENTS.

A44

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43		1,070	$1,048,949
4.300%	02/15/30		490	566,538
4.500%	05/15/35		225	264,056
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33		1,371	1,358,831
3.500%	09/15/53		2,817	2,825,236
3.650%	09/15/59		4	4,053
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		350	542,747
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	(a)	1,300	1,329,814
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		250	265,769
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		88	87,971
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.875%	04/15/30		5,500	6,139,058
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31		1,515	1,550,066
2.650%	11/20/40		1,095	1,056,483
4.016%	12/03/29		1,365	1,565,791
4.500%	08/10/33		865	1,035,068

				19,640,430

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28		735	963,718
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		690	974,119
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25		120	140,366

				2,078,203

TOTAL CORPORATE BONDS (cost $272,683,555)				295,194,657

MUNICIPAL BONDS — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		180	206,044

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,305	2,113,434

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
Taxable, Revenue Bonds
2.574%	04/01/31	415	$440,282
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,995,513
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	550,487
7.625%	03/01/40	205	344,109

			5,443,825

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	895,531

Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,470,898
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,305	2,447,772

			3,918,670

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,644,220

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,403,325

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	561,308
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	275	325,864

			887,172

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	594,796

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	721,282

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	448,308

TOTAL MUNICIPAL BONDS (cost $11,796,226)			16,163,173

SEE NOTES TO FINANCIAL STATEMENTS.

A45

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES —1.7%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	10	$10,329
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.582%(cc)	02/25/35	74	76,744
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.692%(c)	04/25/28	87	87,050
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.492%(c)	06/25/30	27	27,304
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	06/25/30	232	231,730
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
1.210%(c)	06/25/31	2,014	2,016,175
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.227%(c)	09/15/21^	1,442	1,437,753
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.846%(c)	08/29/22	2,413	2,414,244
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.485%(cc)	02/25/37	110	110,813
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	749	782,619
FHLMC REMICS,
Series 4535, Class PA
3.000%	03/15/44	611	635,641
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	03/25/30	365	365,168
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.618%(c)	11/25/50	2,095	2,128,119
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.692%(c)	07/25/50	715	724,294
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.342%(c)	09/25/50	155	163,632
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.118%(c)	10/25/33	2,005	2,047,922
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	09/25/48	2	2,362

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.742%(c)	05/25/29	116	$115,946
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.727%(cc)	07/25/35	45	44,807
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	288	288,570
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	10/25/53	1,260	1,259,966
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.806%(c)	02/25/55	1,600	1,600,000
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	2,837	2,835,589
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.327%(c)	01/23/23	400	400,013
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23	380	380,182
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23	735	735,352
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.077%(c)	08/10/23	1,090	1,090,680
Series 2021-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)
0.577%(c)	03/10/22	2,600	2,600,376
MRA Issuance Trust,
Series 2020-15, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.592%(c)	07/15/21	6,030	6,030,253
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.841%(c)	06/25/54	1,500	1,499,724
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.991%(c)	06/25/54	270	269,950
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.191%(c)	06/25/54	230	229,956
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.391%(c)	06/25/54	90	89,982
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	01/25/48	280	280,840

SEE NOTES TO FINANCIAL STATEMENTS.

A46

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.642%(c)	07/25/28	103	$103,301
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	07/25/29	29	28,741
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.842%(c)	07/25/30	129	129,255
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.907%(c)	12/25/22	2,034	2,043,365
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.011%(c)	02/27/24	3,250	3,279,516
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.792%(c)	02/25/55	2,340	2,332,727
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,133	1,193,279
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.991%(c)	04/11/22^	2,600	2,600,000
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.891%(c)	06/20/22	2,040	2,040,918
Series 2021-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.742%(c)	01/26/54	1,970	1,971,055
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.537%(cc)	02/25/34	94	95,206

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $48,608,937)			48,831,448

SOVEREIGN BONDS — 0.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	2,420	2,658,776
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	465	465,059
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	220	233,046
7.375%	09/18/37	450	591,650
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28	745	806,334

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	$424,511
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,200	1,591,691
4.450%	02/11/24		355	388,704
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		750	846,231
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	1,510	1,896,908
4.750%	01/08/26		350	399,703
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	213,322
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	1,035,546
2.625%	04/20/22		1,400	1,426,034
3.000%	03/12/24		200	212,468
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50(a)		340	386,945
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	849,973
5.103%	04/23/48		665	883,076
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	960	1,348,909
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		980	986,101
2.875%	03/04/23		1,285	1,333,251
4.000%	04/17/25		750	828,289
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,200	1,223,801
3.250%	06/01/23		600	631,166
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		405	523,522
5.100%	06/18/50(a)		395	517,358

TOTAL SOVEREIGN BONDS (cost $20,928,191)				22,702,374

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Federal Home Loan Bank
5.500%	07/15/36		850	1,251,737
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,429	1,401,666
2.000%	01/01/32		561	581,109
2.000%	06/01/40		982	1,003,669
2.000%	10/01/40		1,570	1,594,029
2.000%	09/01/50		3,419	3,454,640
2.500%	03/01/30		332	348,792
2.500%	03/01/51		895	928,714
2.500%	04/01/51		7,579	7,849,408

SEE NOTES TO FINANCIAL STATEMENTS.

A47

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/01/28	219	$231,837
3.000%	06/01/29	464	492,112
3.000%	01/01/37	127	133,787
3.000%	06/01/42	201	212,947
3.000%	10/01/42	479	507,556
3.000%	01/01/43	449	475,394
3.000%	07/01/43	1,198	1,274,809
3.000%	11/01/49	1,990	2,074,184
3.000%	02/01/50	2,149	2,243,076
3.000%	05/01/50	482	502,500
3.500%	06/01/42	193	208,251
3.500%	01/01/47	380	404,588
3.500%	02/01/47	551	584,453
4.000%	06/01/26	235	250,557
4.000%	09/01/26	86	91,580
4.000%	03/01/38	251	270,628
4.000%	10/01/39	395	432,334
4.000%	09/01/40	489	532,753
4.000%	12/01/40	219	239,517
4.000%	10/01/41	226	246,159
4.000%	01/01/42	72	78,708
4.500%	02/01/39	58	64,445
4.500%	09/01/39	82	91,314
4.500%	10/01/39	744	827,359
4.500%	12/01/39	70	78,202
4.500%	07/01/41	84	90,470
4.500%	07/01/41	1,332	1,491,840
4.500%	08/01/41	116	125,761
4.500%	08/01/41	180	197,727
4.500%	08/01/41	201	222,073
4.500%	10/01/41	101	109,213
4.500%	12/01/47	177	192,161
4.500%	08/01/48	386	415,643
5.000%	05/01/34	15	17,195
5.000%	05/01/34	177	202,933
5.000%	10/01/35	5	5,168
5.000%	07/01/37	265	302,007
5.000%	05/01/39	37	42,548
5.500%	12/01/33	38	42,102
5.500%	01/01/34	37	42,003
5.500%	06/01/34	66	75,996
5.500%	07/01/34	135	156,045
5.500%	05/01/37	34	39,989
5.500%	02/01/38	264	307,378
5.500%	05/01/38	29	34,025
5.500%	07/01/38	71	83,068
6.000%	03/01/32	129	147,276
6.000%	12/01/33	47	52,332
6.000%	11/01/36	35	40,759
6.000%	01/01/37	34	40,369
6.000%	05/01/37	16	18,623
6.000%	02/01/38	3	3,032
6.000%	08/01/39	41	48,926
6.750%	03/15/31(k)	550	808,325
7.000%	05/01/31	6	6,086
7.000%	06/01/31	12	12,860
7.000%	08/01/31	99	112,166
7.000%	10/01/31	6	6,286

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.
1.500%	11/01/50	982	$963,483
1.500%	12/01/50	3,940	3,864,159
2.000%	08/01/31	543	562,581
2.000%	02/01/41	1,919	1,958,708
2.000%	05/01/41	10,168	10,342,151
2.000%	08/01/50	1,463	1,478,352
2.000%	10/01/50	8,045	8,127,860
2.000%	11/01/50	1,927	1,947,340
2.500%	TBA(tt)	4,000	4,137,188
2.500%	TBA	10,000	10,323,437
2.500%	01/01/28	443	463,896
2.500%	05/01/41	8,286	8,622,829
2.500%	10/01/43	449	468,835
2.500%	12/01/46	894	928,691
2.500%	03/01/50	934	968,796
2.500%	08/01/50	2,927	3,030,010
2.500%	08/01/50	3,139	3,249,189
2.500%	04/01/51	1,990	2,060,324
3.000%	TBA	12,000	12,508,359
3.000%	02/01/27	844	892,205
3.000%	08/01/30	603	637,415
3.000%	11/01/36	1,012	1,059,167
3.000%	12/01/42	877	927,998
3.000%	03/01/43	186	197,188
3.000%	11/01/46	627	662,899
3.000%	01/01/47	915	959,576
3.000%	02/01/47	946	995,510
3.000%	03/01/47	493	518,827
3.000%	06/01/49	26	27,217
3.000%	12/01/49	2,233	2,327,906
3.000%	02/01/50	4,617	4,815,217
3.000%	03/01/50	466	485,535
3.000%	03/01/50	592	617,440
3.000%	04/01/50	642	670,169
3.000%	05/01/50	371	386,402
3.500%	07/01/31	595	638,862
3.500%	02/01/33	1,388	1,494,286
3.500%	06/01/39	345	371,718
3.500%	01/01/42	2,320	2,499,181
3.500%	05/01/42	1,151	1,244,409
3.500%	07/01/42	555	601,356
3.500%	08/01/42	204	221,472
3.500%	08/01/42	585	634,405
3.500%	09/01/42	280	301,752
3.500%	09/01/42	1,132	1,227,347
3.500%	11/01/42	162	174,953
3.500%	03/01/43	1,704	1,850,199
3.500%	04/01/43	351	378,549
3.500%	04/01/43	485	523,725
3.500%	01/01/46	921	993,235
3.500%	07/01/46	800	850,423
3.500%	11/01/46	902	959,584
3.500%	09/01/47	444	469,489
3.500%	01/01/48	3,165	3,346,098
3.500%	05/01/48	766	808,347
3.500%	07/01/48	475	501,283
4.000%	10/01/41	1,520	1,671,232

SEE NOTES TO FINANCIAL STATEMENTS.

A48

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/44	1,088	$1,184,493
4.000%	10/01/46	326	352,064
4.000%	02/01/47	235	251,541
4.000%	09/01/47	776	831,035
4.000%	11/01/47	483	527,307
4.000%	11/01/47	1,223	1,311,215
4.000%	03/01/49	5,239	5,568,634
4.500%	07/01/33	34	37,518
4.500%	08/01/33	29	31,830
4.500%	09/01/33	62	68,622
4.500%	10/01/33	4	4,478
4.500%	10/01/33	26	28,575
4.500%	10/01/33	77	84,478
4.500%	01/01/35	1	1,115
4.500%	07/01/39	554	618,207
4.500%	08/01/39	839	935,790
4.500%	03/01/41	268	299,129
4.500%	11/01/47	1,723	1,869,155
4.500%	01/01/49	321	344,667
5.000%	03/01/34	159	180,844
5.000%	06/01/35	58	66,193
5.000%	07/01/35	78	88,859
5.000%	09/01/35	58	66,380
5.000%	11/01/35	64	73,124
5.000%	02/01/36	71	81,765
5.000%	05/01/36	36	40,886
5.500%	09/01/33	142	163,269
5.500%	10/01/33	64	73,909
5.500%	12/01/33	36	41,744
5.500%	01/01/34	1	953
5.500%	12/01/34	133	153,783
5.500%	10/01/35	508	588,009
5.500%	03/01/36	47	53,096
5.500%	05/01/36	111	127,977
5.500%	04/01/37	65	75,553
6.000%	08/01/22	7	6,796
6.000%	04/01/33	15	17,257
6.000%	06/01/33	3	3,783
6.000%	10/01/33	192	219,913
6.000%	11/01/33	4	4,185
6.000%	11/01/33	13	14,921
6.000%	11/01/33	43	48,543
6.000%	01/01/34	196	227,648
6.000%	02/01/34	47	53,790
6.000%	03/01/34	26	29,099
6.000%	03/01/34	39	43,657
6.000%	07/01/34	140	165,256
6.000%	08/01/34	1	644
6.000%	10/01/34	3	3,367
6.000%	11/01/34	2	2,687
6.000%	11/01/34	8	8,412
6.000%	01/01/35	51	57,935
6.000%	01/01/35	142	159,740
6.000%	02/01/35	42	46,649
6.000%	02/01/35	185	219,434
6.000%	03/01/35	1	1,555
6.000%	04/01/35	1	691
6.000%	07/01/36	29	33,850

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	02/01/37	51		$60,412
6.000%	05/01/37	19		23,089
6.000%	06/01/37	—	(r)	433
6.000%	08/01/37	10		11,981
6.000%	09/01/37	—	(r)	360
6.000%	10/01/37	32		38,419
6.000%	05/01/38	45		53,797
6.000%	06/01/38	2		2,248
6.250%	05/15/29(k)	610		830,657
6.500%	07/01/32	37		42,084
6.500%	09/01/32	1		1,622
6.500%	09/01/32	39		44,541
6.500%	09/01/32	55		62,516
6.500%	09/01/32	65		74,570
6.500%	04/01/33	63		72,599
6.500%	11/01/33	20		22,829
6.500%	01/01/34	30		34,240
6.500%	09/01/34	55		62,698
6.500%	09/01/36	47		55,160
6.500%	10/01/36	12		13,504
6.500%	11/01/36	20		22,272
6.500%	01/01/37	37		41,963
6.500%	01/01/37	97		110,362
6.625%	11/15/30(k)	800		1,157,419
7.000%	02/01/32	16		17,933
7.000%	05/01/32	11		13,188
7.000%	06/01/32	10		11,533
7.000%	07/01/32	40		45,894
7.125%	01/15/30(k)	3,195		4,654,881
Government National Mortgage Assoc.
2.000%	03/20/51	975		993,675
2.500%	TBA	3,000		3,104,531
2.500%	03/20/43	185		193,939
2.500%	12/20/46	372		387,449
2.500%	01/20/50	841		870,402
3.000%	12/20/44	139		147,537
3.000%	03/15/45	440		461,739
3.000%	11/20/45	432		457,011
3.000%	03/20/46	934		987,388
3.000%	07/20/46	2,402		2,534,550
3.000%	08/20/46	636		670,735
3.000%	10/20/46	557		585,436
3.000%	11/20/46	333		351,928
3.000%	12/20/46	598		631,292
3.000%	01/20/47	171		179,824
3.000%	04/20/47	754		794,788
3.000%	12/20/49	296		308,863
3.500%	12/20/42	780		835,061
3.500%	05/20/43	238		254,940
3.500%	04/20/45	784		836,331
3.500%	07/20/46	2,998		3,190,265
3.500%	07/20/48	2,463		2,601,940
3.500%	11/20/48	794		835,422
3.500%	06/20/49	3,347		3,516,056
4.000%	06/15/40	42		46,264
4.000%	05/20/41	40		43,595
4.000%	12/20/42	429		469,723
4.000%	08/20/44	170		186,355

SEE NOTES TO FINANCIAL STATEMENTS.

A49

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	11/20/45	350		$379,615
4.000%	12/20/45	949		1,025,509
4.000%	09/20/47	2,997		3,195,971
4.000%	02/20/49	1,199		1,268,719
4.000%	01/20/50	500		528,826
4.500%	04/15/40	269		302,388
4.500%	01/20/41	299		335,428
4.500%	02/20/41	475		532,441
4.500%	03/20/41	236		261,296
4.500%	06/20/44	357		394,370
4.500%	09/20/46	298		329,496
4.500%	11/20/46	431		475,670
4.500%	03/20/47	252		273,075
4.500%	05/20/48	469		500,252
4.500%	08/20/48	824		886,487
5.000%	10/20/37	63		70,620
5.000%	04/20/45	387		437,959
5.500%	08/15/33	166		185,432
5.500%	08/15/33	171		190,932
5.500%	09/15/33	37		41,386
5.500%	12/15/33	12		13,060
5.500%	03/15/34	109		121,349
5.500%	12/15/34	223		259,365
5.500%	07/15/35	42		49,311
5.500%	04/15/36	68		75,611
6.000%	11/15/23	—	(r)	53
6.000%	04/15/33	6		7,201
6.000%	12/15/33	71		79,909
6.000%	01/15/34	19		21,783
6.000%	01/15/34	24		28,140
6.000%	01/15/34	41		48,181
6.000%	06/20/34	78		91,593
6.000%	07/15/34	54		64,783
6.500%	10/15/23	—	(r)	408
6.500%	12/15/23	1		1,484
6.500%	01/15/24	—	(r)	210
6.500%	01/15/24	—	(r)	276
6.500%	01/15/24	2		2,129
6.500%	01/15/24	5		5,397
6.500%	01/15/24	6		6,246
6.500%	01/15/24	11		12,316
6.500%	01/15/24	24		26,931
6.500%	02/15/24	1		1,036
6.500%	02/15/24	2		2,451
6.500%	02/15/24	3		2,931
6.500%	02/15/24	3		3,205
6.500%	02/15/24	3		3,313
6.500%	02/15/24	4		4,400
6.500%	03/15/24	—	(r)	388
6.500%	03/15/24	2		2,044
6.500%	04/15/24	—	(r)	236
6.500%	04/15/24	1		930
6.500%	04/15/24	1		1,071
6.500%	04/15/24	1		1,262
6.500%	04/15/24	4		4,623
6.500%	04/15/24	5		6,077
6.500%	05/15/24	2		2,352
6.500%	05/15/24	2		2,596

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	05/15/24	8	$8,465
6.500%	10/15/24	7	7,421
6.500%	11/15/28	4	4,196
6.500%	08/15/31	4	4,292
6.500%	12/15/31	8	8,644
6.500%	02/15/32	26	29,371
6.500%	06/15/32	12	13,766
6.500%	07/15/32	30	33,150
6.500%	08/15/32	3	3,817
6.500%	08/15/32	5	5,980
6.500%	08/15/32	7	7,677
6.500%	08/15/32	24	26,777
6.500%	08/15/32	135	157,497
6.500%	08/15/34	23	26,278
6.500%	06/15/35	26	29,753
6.500%	09/15/36	37	43,941
8.000%	01/15/24	4	4,015
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	510	743,051

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $210,509,198)			215,788,829

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds
1.875%	02/15/51(a)	350	333,977
2.250%	05/15/41	1,280	1,332,000
2.500%	05/15/46	2,840	3,075,631
3.625%	02/15/44	490	632,942
U.S. Treasury Notes
0.125%	03/31/23	4,895	4,887,925
0.250%	05/15/24	425	422,742
0.875%	06/30/26	310	309,903
1.625%	05/15/31(a)	2,745	2,787,891
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40(k)	830	552,923
2.000%(s)	08/15/39(k)	360	246,164
2.378%(s)	11/15/43	3,600	2,195,578

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,528,182)			16,777,676

TOTAL LONG-TERM INVESTMENTS (cost $1,289,864,182)			2,509,794,066

		Shares

SHORT-TERM INVESTMENTS — 14.1%

AFFILIATED MUTUAL FUNDS — 14.0%
PGIM Core Ultra Short Bond Fund(wa)		328,450,616	328,450,616
PGIM Institutional Money Market Fund (cost $66,085,306; includes $66,081,198 of cash collateral for securities on loan)(b)(wa)		66,222,186	66,182,452

TOTAL AFFILIATED MUTUAL FUNDS (cost $394,535,922)			394,633,068

SEE NOTES TO FINANCIAL STATEMENTS.

A50

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.045%	09/16/21	100	$99,991
0.045%	09/16/21	175	174,983
0.045%	09/16/21	2,400	2,399,769

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,674,742)			2,674,743

TOTAL SHORT-TERM INVESTMENTS (cost $397,210,664)			397,307,811

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.4% (cost $1,687,074,846)			2,907,101,877

OPTION WRITTEN*~ — (0.0)%
(premiums received $0)			(1,536)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.4% (cost $1,687,074,846)			2,907,100,341
Liabilities in excess of other assets(z) — (3.4)%			(94,612,806)

NET ASSETS — 100.0%			$2,812,487,535

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,039,424 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,774,752; cash collateral of $66,081,198 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 4,000,000 is 0.1% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	9,100	$(1,536)

(premiums received $0)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
302	2 Year U.S. Treasury Notes	Sep. 2021	$66,536,734	$(93,870)
181	5 Year U.S. Treasury Notes	Sep. 2021	22,340,774	(48,416)
114	10 Year U.S. Treasury Notes	Sep. 2021	15,105,000	35,112
299	20 Year U.S. Treasury Bonds	Sep. 2021	48,064,250	1,269,952
325	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	62,623,438	2,660,354
7	Mini MSCI EAFE Index	Sep. 2021	806,435	(21,040)
186	S&P 500 E-Mini Index	Sep. 2021	39,883,980	483,006

				4,285,098

Short Positions:
54	5 Year Euro-Bobl	Sep. 2021	8,589,692	2,761
25	10 Year Euro-Bund	Sep. 2021	5,116,808	(25,079)
39	10 Year U.S. Ultra Treasury Notes	Sep. 2021	5,740,922	(114,265)
35	Euro Schatz Index	Sep. 2021	4,653,950	1,665

				(134,918)

				$4,150,180

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR	14,161	$16,908,155	$16,791,549	$—	$(116,606)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/20/21	Citibank, N.A.	CAD	1,700	$1,356,814	$1,371,393	$—	$(14,579)
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR	14,161	17,314,392	16,791,550	522,842	—
Expiring 08/03/21	Citibank, N.A.	EUR	14,161	16,918,962	16,802,569	116,393	—
Expiring 08/03/21	HSBC Bank PLC	EUR	5,418	6,468,494	6,429,072	39,422	—

				$42,058,662	$41,394,584	678,657	(14,579)

						$678,657	$(131,185)

Credit default swap agreement outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	08/14/21	0.250	%(M)	9,100	0.250%	$3,207	$(907)	$4,114	Goldman Sachs International

SEE NOTES TO FINANCIAL STATEMENTS.

A52

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreement outstanding at June 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	2,800	0.456%	$8,165	$7,176	$989	Bank of America, N.A.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
2,600	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(90,663)	$(90,663)
5,200	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(195,997)	(195,997)
15,685	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(48,627)	(468,725)	(420,098)
7,790	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(194,586)	(194,586)

				$(48,627)	$(949,971)	$(901,344)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$7,176	$(907)	$5,103	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A53

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$10,000	$5,031,948
Goldman Sachs & Co. LLC	—	2,674,743

Total	$10,000	$7,706,691

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,496,055,966	$34,752,633	$—
Exchange-Traded Funds	7,296,918	—	—
Preferred Stocks	1,460,700	264,828	—
Asset-Backed Securities
Automobiles	—	49,632,897	—
Collateralized Loan Obligations	—	110,632,147	—
Consumer Loans	—	6,691,580	—
Equipment	—	6,090,445	—
Home Equity Loans	—	37,562	—
Other	—	2,215,116	—
Residential Mortgage-Backed Securities	—	6,913,593	—
Student Loans	—	14,420,823	—
Commercial Mortgage-Backed Securities	—	157,870,701	—
Corporate Bonds	—	295,194,657	—
Municipal Bonds	—	16,163,173	—
Residential Mortgage-Backed Securities	—	44,793,695	4,037,753
Sovereign Bonds	—	22,702,374	—
U.S. Government Agency Obligations	—	215,788,829	—
U.S. Treasury Obligations	—	16,777,676	—
Short-Term Investments
Affiliated Mutual Funds	394,633,068	—	—
U.S. Treasury Obligations	—	2,674,743	—

Total	$1,899,446,652	$1,003,617,472	$4,037,753

Liabilities
Option Written	$—	$—	$(1,536)

Other Financial Instruments*
Assets
Futures Contracts	$4,452,850	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	678,657	—
OTC Credit Default Swap Agreements	—	8,165	3,207

Total	$4,452,850	$686,822	$3,207

Liabilities
Futures Contracts	$(302,670)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(131,185)	$—
Centrally Cleared Inflation Swap Agreements	—	(901,344)	—

Total	$(302,670)	$(1,032,529)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	14.0%
U.S. Government Agency Obligations	7.7
Commercial Mortgage-Backed Securities	5.6
Banks	5.3
Software	4.8
Collateralized Loan Obligations	3.9
Interactive Media & Services	3.4
Technology Hardware, Storage & Peripherals	3.3
Semiconductors & Semiconductor Equipment	3.1
Automobiles	2.8
IT Services	2.8
Pharmaceuticals	2.6
Internet & Direct Marketing Retail	2.3
Residential Mortgage-Backed Securities	2.0
Health Care Equipment & Supplies	1.9
Capital Markets	1.8
Health Care Providers & Services	1.4
Oil, Gas & Consumable Fuels	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Media	1.3
Specialty Retail	1.2
Insurance	1.2
Chemicals	1.2
Hotels, Restaurants & Leisure	1.1
Aerospace & Defense	1.1
Entertainment	1.1
Electric	1.0
Biotechnology	1.0
Machinery	0.9
Diversified Financial Services	0.9
Electric Utilities	0.9
Beverages	0.9
Sovereign Bonds	0.8
Household Products	0.7
Food & Staples Retailing	0.7
Telecommunications	0.7
Life Sciences Tools & Services	0.7
U.S. Treasury Obligations	0.7
Diversified Telecommunication Services	0.7
Industrial Conglomerates	0.7
Pipelines	0.6
Municipal Bonds	0.6
Oil & Gas	0.5
Food Products	0.5

Road & Rail	0.5%
Student Loans	0.5
Communications Equipment	0.4
Textiles, Apparel & Luxury Goods	0.4
Air Freight & Logistics	0.4
Multi-Utilities	0.4
Tobacco	0.4
Consumer Finance	0.4
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	0.3
Airlines	0.3
Multiline Retail	0.3
Building Products	0.3
Retail	0.3
Auto Manufacturers	0.3
Metals & Mining	0.3
Exchange-Traded Funds	0.3
Household Durables	0.3
Professional Services	0.2
Consumer Loans	0.2
Real Estate Investment Trusts (REITs)	0.2
Equipment	0.2
Commercial Services & Supplies	0.2
Gas	0.2
Containers & Packaging	0.2
Healthcare-Services	0.2
Packaging & Containers	0.2
Semiconductors	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.1
Personal Products	0.1
Agriculture	0.1
Miscellaneous Manufacturing	0.1
Energy Equipment & Services	0.1
Foods	0.1
Commercial Services	0.1
Engineering & Construction	0.1
Healthcare-Products	0.1
Auto Components	0.1
Housewares	0.1
Other	0.1
Construction Materials	0.1
Distributors	0.1
Transportation	0.1
Home Builders	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A55

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Real Estate Management & Development	0.1%
Machinery-Diversified	0.0	*
Water Utilities	0.0	*
Multi-National	0.0	*
Health Care Technology	0.0	*
Lodging	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Products	0.0	*
Gas Utilities	0.0	*
Construction & Engineering	0.0	*
Office/Business Equipment	0.0	*

Marine	0.0	*%
Building Materials	0.0	*
Home Equity Loans	0.0	*
Paper & Forest Products	0.0	*

	103.4
Option Written	(0.0	)*
Liabilities in excess of other assets	(3.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$7,176		Premiums received for OTC swap agreements	$907
Credit contracts	—	—		Options written outstanding, at value	1,536
Credit contracts	Unrealized appreciation on OTC swap agreements	5,103		—	—
Equity contracts	Due from/to broker-variation margin futures	483,006	*	Due from/to broker-variation margin futures	21,040	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	678,657		Unrealized depreciation on OTC forward foreign currency exchange contracts	131,185
Interest rate contracts	Due from/to broker-variation margin futures	3,969,844	*	Due from/to broker-variation margin futures	281,630	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	901,344	*

		$5,143,786			$1,337,642

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$5,697
Equity contracts	—	—	5,526,862	—	—
Foreign exchange contracts	—	—	—	(441,650)	—
Interest rate contracts	300,714	(131,928)	(11,353,174)	—	299,925

Total	$300,714	$(131,928)	$(5,826,312)	$(441,650)	$305,622

SEE NOTES TO FINANCIAL STATEMENTS.

A56

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(1,536)	$—	$—	$11,325
Equity contracts	—	(235,498)	—	—
Foreign exchange contracts	—	—	835,398	—
Interest rate contracts	—	4,310,965	—	(599,075)

Total	$(1,536)	$4,075,467	$835,398	$(587,750)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$37,767	$3,073,667	$217,257,471	$32,325,475	$11,210,571

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)
$29,120,812	$11,762,179

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$5,833,333	$7,338,214	$20,850,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$64,774,752	$(64,774,752)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$8,165	$—	$8,165	$(8,165)	$—
Citibank, N.A.	639,235	(131,185)	508,050	(380,000)	128,050
Goldman Sachs International	4,114	(2,443)	1,671	—	1,671

SEE NOTES TO FINANCIAL STATEMENTS.

A57

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
HSBC Bank PLC	$39,422	$—	$39,422	$—	$39,422

	$690,936	$(133,628)	$557,308	$(388,165)	$169,143

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $64,774,752:
Unaffiliated investments (cost $1,292,538,924)	$2,512,468,809
Affiliated investments (cost $394,535,922)	394,633,068
Cash	1,791,125
Foreign currency, at value (cost $573,136)	568,378
Dividends and interest receivable	5,677,039
Receivable for investments sold	1,351,263
Unrealized appreciation on OTC forward foreign currency exchange contracts	678,657
Due from broker-variation margin futures	607,714
Tax reclaim receivable	262,239
Receivable for Portfolio shares sold	25,503
Deposit with broker for centrally cleared/exchange-traded derivatives	10,000
Premiums paid for OTC swap agreements	7,176
Unrealized appreciation on OTC swap agreements	5,103
Receivable from affiliate	2,201
Prepaid expenses	4,192

Total Assets	2,918,092,467

LIABILITIES
Payable to broker for collateral for securities on loan	66,081,198
Payable for investments purchased	36,582,492
Management fee payable	1,262,896
Payable for Portfolio shares purchased	1,007,784
Accrued expenses and other liabilities	424,764
Unrealized depreciation on OTC forward foreign currency exchange contracts	131,185
Payable to affiliate	80,137
Due to broker-variation margin swaps	31,005
Options written outstanding, at value	1,536
Affiliated transfer agent fee payable	980
Premiums received for OTC swap agreements	907
Distribution fee payable	48

Total Liabilities	105,604,932

NET ASSETS	$2,812,487,535

Net assets were comprised of:
Partners’ Equity	$2,812,487,535

Class I:
Net asset value and redemption price per share, $2,812,146,182 / 75,032,231 outstanding shares of beneficial interest	$37.48

Class III:
Net asset value and redemption price per share, $341,353 / 9,113 outstanding shares of beneficial interest	$37.46

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$12,086,065
Unaffiliated dividend income (net of $94,281 foreign withholding tax, of which $14,622 is reimbursable by an affiliate)	10,795,490
Affiliated dividend income	266,799
Income from securities lending, net (including affiliated income of $19,869)	23,996

Total income	23,172,350

EXPENSES
Management fee	7,488,239
Distribution fee—Class III	73
Custodian and accounting fees	147,837
Shareholders’ reports	108,392
Audit fee	25,161
Trustees’ fees	21,005
Legal fees and expenses	13,808
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	36,241

Total expenses	7,846,053

NET INVESTMENT INCOME (LOSS)	15,326,297

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,235))	59,286,425
Futures transactions	(5,826,312)
Forward currency contract transactions	(441,650)
Options written transactions	(131,928)
Swap agreements transactions	305,622
Foreign currency transactions	282,367

53,474,524

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,992))	116,546,464
Futures	4,075,467
Forward currency contracts	835,398
Options written	(1,536)
Swap agreements	(587,750)
Foreign currencies	(29,075)

120,838,968

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	174,313,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$189,639,789

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$15,326,297	$40,139,745
Net realized gain (loss) on investment and foreign currency transactions	53,474,524	110,065,845
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	120,838,968	129,736,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	189,639,789	279,942,396

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	8,426,870	12,730,292
Portfolio shares purchased	(95,537,417)	(179,703,549)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(87,110,547)	(166,973,257)

TOTAL INCREASE (DECREASE)	102,529,242	112,969,139
NET ASSETS:
Beginning of period	2,709,958,293	2,596,989,154

End of period	$2,812,487,535	$2,709,958,293

SEE NOTES TO FINANCIAL STATEMENTS.

A59

PSF PGIM FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 66.7%
Aerospace & Defense — 1.6%
General Dynamics Corp.	103,600	$19,503,736
Howmet Aerospace, Inc.*	30,600	1,054,782
Huntington Ingalls Industries, Inc.	4,500	948,375
Lockheed Martin Corp.	64,800	24,517,080
Northrop Grumman Corp.	9,700	3,525,271
Raytheon Technologies Corp.	215,600	18,392,836
Teledyne Technologies, Inc.*	16,700	6,994,461

		74,936,541

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	8,352	568,817
SG Holdings Co. Ltd. (Japan)	5,100	133,776
United Parcel Service, Inc. (Class B Stock)	23,200	4,824,904
Yamato Holdings Co. Ltd. (Japan)	3,200	91,032

		5,618,529

Auto Components — 0.0%
Aisin Corp. (Japan)	500	21,447
Sumitomo Electric Industries Ltd. (Japan)	2,200	32,543

		53,990

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	2,801	297,208
Daimler AG (Germany)	6,263	560,059
General Motors Co.*	351,200	20,780,504
Harley-Davidson, Inc.	65,000	2,978,300
Isuzu Motors Ltd. (Japan)	8,600	113,356
Mazda Motor Corp. (Japan)*	1,700	16,014
Stellantis NV	2,982	58,757
Tesla, Inc.*	14,400	9,787,680
Toyota Motor Corp. (Japan)	2,300	200,936
Volkswagen AG (Germany)	88	28,978
Yamaha Motor Co. Ltd. (Japan)	10,900	295,954

		35,117,746

Banks — 2.5%
Australia & New Zealand Banking Group Ltd. (Australia)	8,084	171,054
Bank Hapoalim BM (Israel)*	3,332	26,754
Bank Leumi Le-Israel BM (Israel)*	4,110	31,214
Bank of America Corp.	118,700	4,894,001
BNP Paribas SA (France)	8,125	509,191
Chiba Bank Ltd. (The) (Japan)	49,000	296,322
Citigroup, Inc.	476,250	33,694,687
Commonwealth Bank of Australia (Australia)	6,252	469,871
Credit Agricole SA (France)	21,029	295,041
DBS Group Holdings Ltd. (Singapore)	21,000	468,967
DNB ASA (Norway)	14,880	324,512
Japan Post Bank Co. Ltd. (Japan)	1,000	8,425
JPMorgan Chase & Co.	265,394	41,279,383
KBC Group NV (Belgium)	744	56,675
KeyCorp	104,200	2,151,730

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	35,200	$190,011
Mizrahi Tefahot Bank Ltd. (Israel)*	420	12,934
Mizuho Financial Group, Inc. (Japan)	6,340	90,696
National Australia Bank Ltd. (Australia)	9,384	185,108
Nordea Bank Abp (Finland)	20,712	230,874
Oversea-Chinese Banking Corp. Ltd. (Singapore)	9,700	86,423
Resona Holdings, Inc. (Japan)	5,600	21,584
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	7,241	93,607
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,000	240,793
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,482	50,684
United Overseas Bank Ltd. (Singapore)	3,300	63,614
Wells Fargo & Co.	750,600	33,994,674
Westpac Banking Corp. (Australia)	7,632	147,882

		120,086,711

Beverages — 0.8%
Carlsberg A/S (Denmark) (Class B Stock)	275	51,294
Coca-Cola Co. (The)	595,900	32,244,149
Coca-Cola HBC AG (Russia)*	560	20,324
Diageo PLC (United Kingdom)	2,255	108,528
Kirin Holdings Co. Ltd. (Japan)	2,400	46,767
PepsiCo, Inc.	31,200	4,622,904

		37,093,966

Biotechnology — 0.8%
AbbVie, Inc.	175,800	19,802,112
Gilead Sciences, Inc.	214,950	14,801,457
Regeneron Pharmaceuticals, Inc.*	4,400	2,457,576

		37,061,145

Building Products — 0.3%
AGC, Inc. (Japan)	600	25,167
American Woodmark Corp.*	19,400	1,584,786
Carrier Global Corp.	32,200	1,564,920
Cie de Saint-Gobain (France)	6,230	411,543
Geberit AG (Switzerland)	98	73,600
Kingspan Group PLC (Ireland)	406	38,399
Lixil Corp. (Japan)	700	18,067
Masco Corp.	46,900	2,762,879
Nibe Industrier AB (Sweden) (Class B Stock)	4,140	43,594
UFP Industries, Inc.	95,500	7,099,470
Xinyi Glass Holdings Ltd. (Hong Kong)	76,000	310,476

		13,932,901

Capital Markets — 1.9%
3i Group PLC (United Kingdom)	9,359	152,509
Ameriprise Financial, Inc.	42,250	10,515,180
Amundi SA (France), 144A	176	15,547
Daiwa Securities Group, Inc. (Japan)	55,700	306,281
Evercore, Inc. (Class A Stock)	29,300	4,124,561
Goldman Sachs Group, Inc. (The)	72,500	27,515,925

SEE NOTES TO FINANCIAL STATEMENTS.

A60

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Julius Baer Group Ltd. (Switzerland)	5,269	$344,788
Morgan Stanley	325,500	29,845,095
Partners Group Holding AG (Switzerland)	66	100,126
Raymond James Financial, Inc.	131,000	17,016,900
SBI Holdings, Inc. (Japan)	700	16,595
Schroders PLC (United Kingdom)	5,826	283,118
St. James’s Place PLC (United Kingdom)	1,600	32,666
Standard Life Aberdeen PLC (United Kingdom)	6,075	22,845
Stifel Financial Corp.	21,800	1,413,948
UBS Group AG (Switzerland)	31,201	477,798

		92,183,882

Chemicals — 1.1%
Akzo Nobel NV (Netherlands)	553	68,444
Arkema SA (France)	182	22,882
BASF SE (Germany)	2,623	207,170
Celanese Corp.	20,400	3,092,640
Covestro AG (Germany), 144A	5,186	336,039
Dow, Inc.	75,500	4,777,640
DuPont de Nemours, Inc.	43,400	3,359,594
Evonik Industries AG (Germany)	616	20,703
Huntsman Corp.	151,100	4,007,172
Mitsubishi Gas Chemical Co., Inc. (Japan)	500	10,618
Mitsui Chemicals, Inc. (Japan)	500	17,323
Mosaic Co. (The)	393,800	12,566,158
Olin Corp.	68,500	3,168,810
Sherwin-Williams Co. (The)	63,500	17,300,575
Tosoh Corp. (Japan)	14,600	252,439
Trinseo SA	38,200	2,285,888
Westlake Chemical Corp.	39,000	3,513,510

		55,007,605

Commercial Services & Supplies — 0.0%
ABM Industries, Inc.	27,300	1,210,755
Brambles Ltd. (Australia)	4,182	36,020
Securitas AB (Sweden) (Class B Stock)	918	14,494

		1,261,269

Communications Equipment — 0.6%
Cisco Systems, Inc.	420,200	22,270,600
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,050	13,209
Ubiquiti, Inc.(a)	21,400	6,680,866

		28,964,675

Construction & Engineering — 0.2%
EMCOR Group, Inc.	65,500	8,068,945
Kajima Corp. (Japan)	1,200	15,243
Quanta Services, Inc.	30,700	2,780,499
Skanska AB (Sweden) (Class B Stock)	1,001	26,558

		10,891,245

Construction Materials — 0.0%
Holcim Ltd. (Switzerland)*	5,609	337,377

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance — 0.9%
American Express Co.	8,700	$1,437,501
Capital One Financial Corp.	167,800	25,956,982
OneMain Holdings, Inc.	15,700	940,587
Synchrony Financial	327,600	15,895,152

		44,230,222

Containers & Packaging — 0.0%
Smurfit Kappa Group PLC (Ireland)	713	38,824

Distributors — 0.5%
Genuine Parts Co.	119,800	15,151,106
LKQ Corp.*	211,600	10,414,952

		25,566,058

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	93,750	26,055,000
Industrivarden AB (Sweden) (Class A Stock)	312	12,139
Industrivarden AB (Sweden) (Class C Stock)	450	16,476
M&G PLC (United Kingdom)	7,367	23,389

		26,107,004

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	901,200	25,936,536
BT Group PLC (United Kingdom)*	24,888	67,000
Deutsche Telekom AG (Germany)	4,939	104,472
Elisa OYJ (Finland)	405	24,187
Koninklijke KPN NV (Netherlands)	9,765	30,551
Nippon Telegraph & Telephone Corp. (Japan)	7,600	197,770
Proximus SADP (Belgium)	444	8,572
Swisscom AG (Switzerland)	231	132,013
Telecom Italia SpA (Italy)	24,888	12,372
Telecom Italia SpA (Italy), RSP	18,981	10,096
Telefonica SA (Spain)	15,552	72,759
Telstra Corp. Ltd. (Australia)	11,968	33,836
United Internet AG (Germany)	322	13,158
Verizon Communications, Inc.	569,388	31,902,810

		58,546,132

Electric Utilities — 0.6%
Chubu Electric Power Co., Inc. (Japan)	1,700	20,765
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	11,932
Endesa SA (Spain)	11,426	277,594
Enel SpA (Italy)	22,623	210,805
Evergy, Inc.	162,700	9,831,961
Exelon Corp.	345,900	15,326,829
Fortum OYJ (Finland)	14,066	388,227
Iberdrola SA (Spain)	16,935	206,469
Kansai Electric Power Co., Inc. (The) (Japan)	2,000	19,091
Power Assets Holdings Ltd. (Hong Kong)	3,500	21,481
Red Electrica Corp. SA (Spain)	13,701	254,678
SSE PLC (United Kingdom)	3,036	63,339

SEE NOTES TO FINANCIAL STATEMENTS.

A61

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Tohoku Electric Power Co., Inc. (Japan)	4,800	$37,578

		26,670,749

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	15,888	540,010
Acuity Brands, Inc.	62,000	11,595,860
Atkore, Inc.*	66,750	4,739,250
Eaton Corp. PLC	6,400	948,352
Emerson Electric Co.	98,700	9,498,888
Generac Holdings, Inc.*	5,100	2,117,265
Legrand SA (France)	522	55,320
Mitsubishi Electric Corp. (Japan)	4,900	71,047
Schneider Electric SE	2,816	443,657

		30,009,649

Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc.*	32,200	3,665,326
Corning, Inc.	57,500	2,351,750
Ibiden Co. Ltd. (Japan)	300	16,170
Jabil, Inc.	69,400	4,033,528
Shimadzu Corp. (Japan)	700	27,072
SYNNEX Corp.	9,200	1,120,192
Vishay Intertechnology, Inc.	126,500	2,852,575
Zebra Technologies Corp. (Class A Stock)*	9,000	4,765,410

		18,832,023

Energy Equipment & Services — 0.3%
Halliburton Co.	551,000	12,739,120
Tenaris SA	1,428	15,640

		12,754,760

Entertainment — 1.2%
Activision Blizzard, Inc.	227,200	21,683,968
Capcom Co. Ltd. (Japan)	600	17,567
Electronic Arts, Inc.	148,200	21,315,606
Konami Holdings Corp. (Japan)	2,300	137,621
Netflix, Inc.*	28,500	15,053,985
Nintendo Co. Ltd. (Japan)	900	521,970
Playtika Holding Corp.*	40,500	965,520

		59,696,237

Equity Real Estate Investment Trusts (REITs) — 1.2%
Apple Hospitality REIT, Inc.(a)	75,850	1,157,471
Crown Castle International Corp.	41,300	8,057,630
Dexus (Australia)*	3,198	25,540
Gaming & Leisure Properties, Inc.	94,667	4,385,922
Goodman Group (Australia)	25,270	400,814
Japan Metropolitan Fund Investment Corp. (Japan)	14	15,112
Japan Real Estate Investment Corp. (Japan)	3	18,457
Link REIT (Hong Kong)	4,700	45,481
Medical Properties Trust, Inc.	106,200	2,134,620
PotlatchDeltic Corp.	144,800	7,696,120
Prologis, Inc.	118,800	14,200,164
Stockland (Australia)	100,953	352,294

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	523,700	$18,025,754

		56,515,379

Food & Staples Retailing — 0.9%
Carrefour SA (France)	1,718	33,887
Etablissements Franz Colruyt NV (Belgium)	438	24,533
ICA Gruppen AB (Sweden)	288	13,411
J Sainsbury PLC (United Kingdom)	5,073	19,100
Kesko OYJ (Finland) (Class B Stock)	680	25,137
Koninklijke Ahold Delhaize NV (Netherlands)	13,373	397,351
Kroger Co. (The)(a)	216,600	8,297,946
Seven & i Holdings Co. Ltd. (Japan)	2,000	95,590
Tesco PLC (United Kingdom)	50,451	155,683
Walmart, Inc.	232,000	32,716,640

		41,779,278

Food Products — 0.7%
Ajinomoto Co., Inc. (Japan)	1,400	36,369
Archer-Daniels-Midland Co.	19,100	1,157,460
Kraft Heinz Co. (The)	369,500	15,068,210
Mondelez International, Inc. (Class A Stock)	15,300	955,332
Nestle SA (Switzerland)	7,192	895,990
NH Foods Ltd. (Japan)	300	11,681
Orkla ASA (Norway)	20,575	209,891
Sanderson Farms, Inc.	20,400	3,834,588
Tate & Lyle PLC (United Kingdom)	14,472	148,228
Tyson Foods, Inc. (Class A Stock)	179,300	13,225,168
WH Group Ltd. (Hong Kong), 144A	27,500	24,717
Wilmar International Ltd. (China)	93,800	315,558

		35,883,192

Gas Utilities — 0.0%
Enagas SA (Spain)	736	17,026
Osaka Gas Co. Ltd. (Japan)	1,100	20,472
Snam SpA (Italy)	15,477	89,373

		126,871

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	239,800	27,800,014
Align Technology, Inc.*	31,200	19,063,200
Becton, Dickinson & Co.	86,900	21,133,211
Boston Scientific Corp.*	190,400	8,141,504
Danaher Corp.	103,300	27,721,588
GN Store Nord A/S (Denmark)	350	30,631
Hoya Corp. (Japan)	1,100	145,123
IDEXX Laboratories, Inc.*	14,700	9,283,785
Sonova Holding AG (Switzerland)	406	152,969
Stryker Corp.	3,600	935,028

		114,407,053

Health Care Providers & Services — 2.2%
Amplifon SpA (Italy)	360	17,783
Anthem, Inc.	63,100	24,091,580
Cigna Corp.	72,200	17,116,454

SEE NOTES TO FINANCIAL STATEMENTS.

A62

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Fresenius Medical Care AG & Co. KGaA (Germany)	3,167	$263,474
Fresenius SE & Co. KGaA (Germany)	5,574	291,026
HCA Healthcare, Inc.	39,500	8,166,230
Humana, Inc.	10,100	4,471,472
Laboratory Corp. of America Holdings*	3,600	993,060
Medipal Holdings Corp. (Japan)	15,100	288,346
Sonic Healthcare Ltd. (Australia)	11,553	333,412
UnitedHealth Group, Inc.	128,900	51,616,716

		107,649,553

Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc.	46,500	6,788,535
Evolution AB (Sweden), 144A	2,356	373,574
Jack in the Box, Inc.	24,400	2,719,136
La Francaise des Jeux SAEM (France), 144A	2,644	155,734
McDonald’s Corp.	100,100	23,122,099
McDonald’s Holdings Co. Japan Ltd. (Japan)	2,400	105,936
Starbucks Corp.	242,100	27,069,201
Tabcorp Holdings Ltd. (Australia)	6,192	24,095
Yum! Brands, Inc.	69,000	7,937,070

		68,295,380

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	30,876	296,970
Electrolux AB (Sweden) (Class B Stock)	630	17,517
Husqvarna AB (Sweden) (Class B Stock)	7,589	101,032
Iida Group Holdings Co. Ltd. (Japan)	14,000	360,682
Panasonic Corp. (Japan)	6,400	73,977
Persimmon PLC (United Kingdom)	924	37,996
Sekisui House Ltd. (Japan)	1,600	32,778
Skyline Champion Corp.*	23,000	1,225,900
Sony Group Corp. (Japan)	3,700	358,157

		2,505,009

Household Products — 0.4%
Henkel AG & Co. KGaA (Germany)	279	25,717
Procter & Gamble Co. (The)	136,305	18,391,633
Reckitt Benckiser Group PLC (United Kingdom)	502	44,495

		18,461,845

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	659,200	17,185,344
Electric Power Development Co. Ltd. (Japan)	400	5,718

		17,191,062

Industrial Conglomerates — 1.3%
3M Co.	131,500	26,119,845
CK Hutchison Holdings Ltd. (United Kingdom)	7,000	54,479
DCC PLC (United Kingdom)	2,503	205,253

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	549,900	$7,401,654
Hitachi Ltd. (Japan)	2,800	159,907
Honeywell International, Inc.	118,700	26,036,845
Investment AB Latour (Sweden) (Class B Stock)	432	14,177
Siemens AG (Germany)	322	51,047
Smiths Group PLC (United Kingdom)	1,170	25,834

		60,069,041

Insurance — 1.2%
Ageas SA/NV (Belgium)	6,062	336,208
AIA Group Ltd. (Hong Kong)	9,800	122,072
Allianz SE (Germany)	1,171	292,191
Allstate Corp. (The)	157,500	20,544,300
American International Group, Inc.	37,500	1,785,000
Assicurazioni Generali SpA (Italy)	3,239	65,055
Chubb Ltd.	36,900	5,864,886
Dai-ichi Life Holdings, Inc. (Japan)	11,500	211,360
Gjensidige Forsikring ASA (Norway)	581	12,831
Hartford Financial Services Group, Inc. (The)	17,100	1,059,687
Japan Post Holdings Co. Ltd. (Japan)*	4,500	36,872
Japan Post Insurance Co. Ltd. (Japan)	700	12,966
Legal & General Group PLC (United Kingdom)	88,601	316,357
Medibank Private Ltd. (Australia)	7,880	18,694
MetLife, Inc.	271,900	16,273,215
NN Group NV (Netherlands)	7,987	377,524
Old Republic International Corp.	415,500	10,350,105
Poste Italiane SpA (Italy), 144A	27,108	358,413
Swiss Life Holding AG (Switzerland)	87	42,321

		58,080,057

Interactive Media & Services — 4.7%
Alphabet, Inc. (Class A Stock)*	29,250	71,422,358
Alphabet, Inc. (Class C Stock)*	27,032	67,750,842
Auto Trader Group PLC (United Kingdom), 144A*	1,938	16,988
Facebook, Inc. (Class A Stock)*	249,350	86,701,489
REA Group Ltd. (Australia)	138	17,565

		225,909,242

Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.*	38,400	132,102,144
HelloFresh SE (Germany)*	389	37,914
Zalando SE (Germany), 144A*	480	58,153
ZOZO, Inc. (Japan)	300	10,174

		132,208,385

IT Services — 3.1%
Accenture PLC (Class A Stock)	128,650	37,924,733
Adyen NV (Netherlands), 144A*	52	127,296
Amdocs Ltd.	33,600	2,599,296
Automatic Data Processing, Inc.	108,600	21,570,132
Capgemini SE (France)	440	84,645
Cognizant Technology Solutions Corp. (Class A Stock)	283,500	19,635,210
EPAM Systems, Inc.*	30,500	15,584,280

SEE NOTES TO FINANCIAL STATEMENTS.

A63

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Fujitsu Ltd. (Japan)	2,400	$449,677
Gartner, Inc.*	10,600	2,567,320
International Business Machines Corp.	53,000	7,769,270
Maximus, Inc.	15,100	1,328,347
PayPal Holdings, Inc.*	76,600	22,327,368
SCSK Corp. (Japan)	5,000	297,897
Visa, Inc. (Class A Stock)(a)	78,400	18,331,488

		150,596,959

Leisure Products — 0.4%
Brunswick Corp.	144,900	14,434,938
Shimano, Inc. (Japan)	700	166,424
Smith & Wesson Brands, Inc.(a)	108,200	3,754,540
Yamaha Corp. (Japan)	400	21,704

		18,377,606

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	64,000	9,459,840
Eurofins Scientific SE (Luxembourg)*	3,419	391,472
Illumina, Inc.*	2,500	1,183,025
IQVIA Holdings, Inc.*	46,700	11,316,344
PerkinElmer, Inc.	18,500	2,856,585
Sartorius Stedim Biotech (France)	78	36,969
Thermo Fisher Scientific, Inc.	66,900	33,749,043
Waters Corp.*	6,600	2,281,026

		61,274,304

Machinery — 1.6%
AGCO Corp.	133,600	17,418,768
Amada Co. Ltd. (Japan)	4,000	40,533
ANDRITZ AG (Austria)	451	25,503
Atlas Copco AB (Sweden) (Class A Stock)	1,965	120,572
Atlas Copco AB (Sweden) (Class B Stock)	1,042	54,885
CNH Industrial NV (United Kingdom)	2,891	48,072
Crane Co.	11,100	1,025,307
Cummins, Inc.	75,400	18,383,274
Deere & Co.	25,500	8,994,105
Dover Corp.	12,800	1,927,680
Epiroc AB (Sweden) (Class A Stock)	1,941	44,292
Epiroc AB (Sweden) (Class B Stock)	1,075	21,132
FANUC Corp. (Japan)	600	144,680
GEA Group AG (Germany)	456	18,484
Illinois Tool Works, Inc.	6,800	1,520,208
Kubota Corp. (Japan)	3,000	60,723
Makita Corp. (Japan)	600	28,242
MINEBEA MITSUMI, Inc. (Japan)	900	23,791
MISUMI Group, Inc. (Japan)	900	30,427
Nabtesco Corp. (Japan)	400	15,106
NGK Insulators Ltd. (Japan)	800	13,468
Oshkosh Corp.	24,600	3,066,144
Otis Worldwide Corp.	11,900	973,063
Parker-Hannifin Corp.	37,600	11,547,336
Sandvik AB (Sweden)	7,884	201,666
Schindler Holding AG (Switzerland)	55	16,091
SKF AB (Sweden) (Class B Stock)	1,085	27,661
SMC Corp. (Japan)	200	118,114

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Spirax-Sarco Engineering PLC (United Kingdom)	165	$31,052
Stanley Black & Decker, Inc.	42,400	8,691,576
Techtronic Industries Co. Ltd. (Hong Kong)	5,500	95,996
Timken Co. (The)	42,300	3,408,957
Volvo AB (Sweden) (Class A Stock)	612	15,214
Volvo AB (Sweden) (Class B Stock)	4,144	100,023

		78,252,145

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	9	25,056
AP Moller - Maersk A/S (Denmark) (Class B Stock)	122	351,523
Genco Shipping & Trading Ltd.	70,200	1,325,376
Kuehne + Nagel International AG (Switzerland)	255	87,331
Nippon Yusen KK (Japan)	500	25,383

		1,814,669

Media — 0.7%
Comcast Corp. (Class A Stock)	318,900	18,183,678
CyberAgent, Inc. (Japan)	1,200	25,704
News Corp. (Class A Stock)	347,200	8,947,344
News Corp. (Class B Stock)	42,100	1,025,135
Nexstar Media Group, Inc. (Class A Stock)	28,000	4,140,640
Publicis Groupe SA (France)	2,596	166,212
Schibsted ASA (Norway) (Class B Stock)	276	11,462

		32,500,175

Metals & Mining — 0.8%
Alcoa Corp.*	232,100	8,550,564
ArcelorMittal SA (Luxembourg)	11,758	363,902
BHP Group Ltd. (Australia)	8,482	310,643
BHP Group PLC (Australia)	15,779	467,477
BlueScope Steel Ltd. (Australia)	1,300	21,554
Boliden AB (Sweden)	3,334	128,525
Evraz PLC (Russia)	10,845	89,256
Fortescue Metals Group Ltd. (Australia)	15,823	278,191
Freeport-McMoRan, Inc.	476,400	17,679,204
Newcrest Mining Ltd. (Australia)	2,109	40,229
Norsk Hydro ASA (Norway)	3,486	22,305
Reliance Steel & Aluminum Co.	50,000	7,545,000
Rio Tinto Ltd. (Australia)	1,099	104,896
Rio Tinto PLC (Australia)	6,953	575,680
Southern Copper Corp. (Peru)(a)	14,700	945,504
Sumitomo Metal Mining Co. Ltd. (Japan)	600	23,467

		37,146,397

Multiline Retail — 0.5%
Next PLC (United Kingdom)*	384	41,887
Target Corp.	99,400	24,028,956
Wesfarmers Ltd. (Australia)	3,256	144,506

		24,215,349

SEE NOTES TO FINANCIAL STATEMENTS.

A64

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	228,000	$5,590,560
E.ON SE (Germany)	6,478	75,032
MDU Resources Group, Inc.	108,200	3,390,988
Public Service Enterprise Group, Inc.	55,700	3,327,518

		12,384,098

Oil, Gas & Consumable Fuels — 1.9%
APA Corp.	727,500	15,735,825
ConocoPhillips	398,200	24,250,380
ENEOS Holdings, Inc. (Japan)	41,000	171,979
EOG Resources, Inc.	126,000	10,513,440
Equinor ASA (Norway)	3,008	63,969
Exxon Mobil Corp.	586,800	37,015,344
Kinder Morgan, Inc.	75,900	1,383,657
Lundin Energy AB (Sweden)	5,844	207,404
OMV AG (Austria)	6,301	361,017
Repsol SA (Spain)	4,453	55,899
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	12,051	241,948
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	6,443	125,187
Targa Resources Corp.	31,100	1,382,395
TotalEnergies SE (France)	7,136	323,224
Washington H Soul Pattinson & Co. Ltd. (Australia)	319	8,083

		91,839,751

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	1,443	38,164
Oji Holdings Corp. (Japan)	2,300	13,209

		51,373

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,800	6,616,064
L’Oreal SA (France)	717	320,206
Medifast, Inc.	15,900	4,499,382
Unilever PLC (United Kingdom)	12,613	738,207

		12,173,859

Pharmaceuticals — 2.5%
Astellas Pharma, Inc. (Japan)	4,300	74,893
AstraZeneca PLC (United Kingdom)	862	103,629
Bayer AG (Germany)	1,171	71,286
Bristol-Myers Squibb Co.	452,200	30,216,004
GlaxoSmithKline PLC (United Kingdom)	15,907	312,813
Ipsen SA (France)	3,221	335,283
Johnson & Johnson	313,348	51,620,950
Merck KGaA (Germany)	365	70,010
Novartis AG (Switzerland)	5,527	503,781
Novo Nordisk A/S (Denmark) (Class B Stock)	5,070	424,870
Ono Pharmaceutical Co. Ltd. (Japan)	1,100	24,533
Orion OYJ (Finland) (Class B Stock)	322	13,857
Otsuka Holdings Co. Ltd. (Japan)	6,600	273,548
Pfizer, Inc.	847,400	33,184,184
Roche Holding AG (Switzerland)	1,993	750,936

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Sanofi (France)	6,065	$636,531
Shionogi & Co. Ltd. (Japan)	6,300	328,242
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	2,500	52,428
Takeda Pharmaceutical Co. Ltd. (Japan)	4,500	150,678
UCB SA (Belgium)	360	37,550

		119,186,006

Professional Services — 0.0%
Adecco Group AG (Switzerland)	2,676	182,315
Korn Ferry	14,500	1,051,975
Persol Holdings Co. Ltd. (Japan)	600	11,850
Randstad NV (Netherlands)	4,275	327,599
Recruit Holdings Co. Ltd. (Japan)	3,200	157,090
SGS SA (Switzerland)	17	52,535
Teleperformance (France)	131	53,278

		1,836,642

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	29,200	2,503,316
CK Asset Holdings Ltd. (Hong Kong)	6,500	44,808
Daito Trust Construction Co. Ltd. (Japan)	200	21,871
Daiwa House Industry Co. Ltd. (Japan)	1,700	51,032
Deutsche Wohnen SE (Germany)	986	60,344
Fastighets AB Balder (Sweden) (Class B Stock)*	288	18,064
Henderson Land Development Co. Ltd. (Hong Kong)	4,000	18,951
Mitsubishi Estate Co. Ltd. (Japan)	3,400	54,826
Sino Land Co. Ltd. (Hong Kong)	8,000	12,605
Sumitomo Realty & Development Co. Ltd. (Japan)	900	32,163
Sun Hung Kai Properties Ltd. (Hong Kong)	14,000	208,347
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	10,171
Swire Properties Ltd. (Hong Kong)	3,400	10,151
Swiss Prime Site AG (Switzerland)	216	21,443

		3,068,092

Road & Rail — 0.1%
Nippon Express Co. Ltd. (Japan)	200	15,261
Ryder System, Inc.	13,200	981,156
Werner Enterprises, Inc.	125,800	5,600,616

		6,597,033

Semiconductors & Semiconductor Equipment — 4.3%
Advantest Corp. (Japan)	600	53,855
Applied Materials, Inc.	236,600	33,691,840
ASM International NV (Netherlands)	132	43,605
ASM Pacific Technology Ltd. (Hong Kong)	900	12,199
ASML Holding NV (Netherlands)	1,323	911,780
Broadcom, Inc.	44,100	21,028,644
Intel Corp.	663,150	37,229,241
KLA Corp.	18,700	6,062,727

SEE NOTES TO FINANCIAL STATEMENTS.

A65

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	37,000	$24,075,900
MKS Instruments, Inc.	79,200	14,093,640
NXP Semiconductors NV (China)	9,900	2,036,628
Qorvo, Inc.*	31,000	6,065,150
QUALCOMM, Inc.	211,300	30,201,109
Skyworks Solutions, Inc.	30,700	5,886,725
STMicroelectronics NV (Switzerland)	1,765	64,258
Texas Instruments, Inc.	120,500	23,172,150
Tokyo Electron Ltd. (Japan)	1,200	519,887

		205,149,338

Software — 6.3%
Adobe, Inc.*	73,250	42,898,130
Autodesk, Inc.*	34,000	9,924,600
CDK Global, Inc.	38,100	1,893,189
Dassault Systemes SE (France)	380	92,319
Intuit, Inc.	6,600	3,235,122
Manhattan Associates, Inc.*	27,100	3,925,164
Microsoft Corp.	739,300	200,276,370
NortonLifeLock, Inc.	204,200	5,558,324
Oracle Corp.	346,550	26,975,452
Paycom Software, Inc.*	5,100	1,853,697
SAP SE (Germany)	5,172	728,615
SS&C Technologies Holdings, Inc.	47,800	3,444,468
Synopsys, Inc.*	11,000	3,033,690
WiseTech Global Ltd. (Australia)	408	9,772

		303,848,912

Specialty Retail — 1.1%
AutoNation, Inc.*	105,700	10,021,417
Chow Tai Fook Jewellery Group Ltd. (China)	31,200	71,521
Foot Locker, Inc.	73,600	4,535,968
Home Depot, Inc. (The)	40,200	12,819,378
Industria de Diseno Textil SA (Spain)	3,146	110,926
JD Sports Fashion PLC (United Kingdom)	1,237	15,770
Kingfisher PLC (United Kingdom)	68,169	345,101
L Brands, Inc.	261,800	18,865,308
MarineMax, Inc.*(a)	35,500	1,730,270
Sally Beauty Holdings, Inc.*(a)	49,400	1,090,258
Shimamura Co. Ltd. (Japan)	2,800	268,915
USS Co. Ltd. (Japan)	5,800	101,149
Williams-Sonoma, Inc.	30,900	4,933,185
Yamada Holdings Co. Ltd. (Japan)	3,800	17,557

		54,926,723

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	1,140,300	156,175,488
Brother Industries Ltd. (Japan)	10,700	213,285
Canon, Inc. (Japan)	15,500	350,164
Hewlett Packard Enterprise Co.	393,700	5,740,146
HP, Inc.	335,600	10,131,764
Logitech International SA (Switzerland)	2,962	358,952
NetApp, Inc.	13,600	1,112,752
Ricoh Co. Ltd. (Japan)	2,000	22,415
Seiko Epson Corp. (Japan)	4,300	75,637

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.*	51,300	$3,651,021

		177,831,624

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)*	480	13,759
Crocs, Inc.*	97,700	11,384,004
Deckers Outdoor Corp.*	31,300	12,021,391
Hermes International (France)	163	237,989
LVMH Moet Hennessy Louis Vuitton SE (France)	858	673,826
Pandora A/S (Denmark)	270	36,300
Swatch Group AG (The) (Switzerland)	140	9,245
Tapestry, Inc.*	53,400	2,321,832

		26,698,346

Tobacco — 0.4%
Altria Group, Inc.	395,950	18,878,896
British American Tobacco PLC (United Kingdom)	14,575	566,246
Imperial Brands PLC (United Kingdom)	2,561	55,215
Japan Tobacco, Inc. (Japan)	18,500	349,114
Swedish Match AB (Sweden)	37,516	320,198

		20,169,669

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	1,203	89,459
Boise Cascade Co.	53,600	3,127,560
Brenntag SE (Germany)	4,023	375,090
Ferguson PLC	2,885	401,636
GMS, Inc.*	48,100	2,315,534
ITOCHU Corp. (Japan)	4,000	114,244
Marubeni Corp. (Japan)	10,900	95,075
Mitsui & Co. Ltd. (Japan)	18,600	419,741
Reece Ltd. (Australia)	826	14,644
Sumitomo Corp. (Japan)	3,400	45,690
Toyota Tsusho Corp. (Japan)	2,800	132,789
United Rentals, Inc.*	3,400	1,084,634

		8,216,096

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	3,500	109,041
SoftBank Corp. (Japan)	8,300	108,564
SoftBank Group Corp. (Japan)	4,600	320,910
Vodafone Group PLC (United Kingdom)	161,318	272,166

		810,681

TOTAL COMMON STOCKS (cost $2,165,027,880)		3,203,046,434

EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF(a)	2,488	196,253

(cost $135,052)

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	151	13,574

SEE NOTES TO FINANCIAL STATEMENTS.

A66

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany) (PRFC)	941	$236,473

		250,047

Banks — 0.0%
Citigroup Capital XIII, 6.556%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	613,800

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,365	144,185

TOTAL PREFERRED STOCKS (cost $866,296)		1,008,032

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 6.1%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25	1,000	1,021,378
Series 2019-01, Class C
3.360%	02/18/25	1,000	1,038,920
Series 2019-02, Class C
2.740%	04/18/25	2,000	2,070,594
Series 2019-03, Class C
2.320%	07/18/25	3,400	3,504,226
Series 2020-02, Class C
1.480%	02/18/26	600	608,510
Series 2020-03, Class C
1.060%	08/18/26	1,000	1,007,072
Series 2021-02, Class C
1.010%	01/19/27	1,300	1,307,706
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	1,600	1,728,189
Series 2019-02A, Class A, 144A
3.350%	09/22/25	3,000	3,217,417
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,000	4,185,118
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,800	1,875,850
Series 2021-01A, Class A, 144A
1.380%	08/20/27	3,200	3,194,949
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	1,100	1,099,930
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD 1,445	1,176,064
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD 3,600	2,901,781
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	3,800	4,099,487
Series 2019-01, Class A, 144A
3.520%	07/15/30	5,000	5,371,085

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2020-01, Class A, 144A
2.040%	08/15/31	3,600	$3,736,470
Series 2020-02, Class A, 144A
1.060%	04/15/33	6,300	6,292,982
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	500	518,834
GMF Floorplan Owner Revolving Trust,
Series 2019-02, Class A, 144A
2.900%	04/15/26	5,700	6,046,862
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,900	1,897,464
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	2,100	2,098,866
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	1,417	1,423,409
Series 2019-01A, Class A, 144A
3.630%	09/14/27	6,300	6,790,288
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	800	809,014
Series 2020-03, Class C
1.120%	01/15/26	2,600	2,623,005
Series 2020-04, Class C
1.010%	01/15/26	1,600	1,609,281
Series 2021-01, Class C
0.750%	02/17/26	3,000	2,998,406
Series 2021-02, Class C
0.900%	06/15/26	2,200	2,203,543
Series 2021-02, Class D
1.350%	07/15/27	2,800	2,802,764

			81,259,464

Collateralized Loan Obligations — 3.3%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.612%(c)	07/22/32	3,750	3,750,545
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.464%(c)	07/15/29	500	500,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A
0.000%(cc)	07/20/34	3,750	3,751,526
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.164%(c)	10/15/28	4,317	4,314,487
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.054%(c)	07/15/29	1,500	1,498,431

SEE NOTES TO FINANCIAL STATEMENTS.

A67

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR 3,000	$3,554,523
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.010%(c)	01/17/28	781	781,312
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.548%(c)	10/20/32	5,800	5,803,182
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.390%(c)	10/17/31	9,750	9,750,434
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.194%(c)	04/15/31	2,000	1,998,086
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.206%(c)	04/26/31	4,000	4,001,376
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.504%(c)	07/22/32	3,750	3,750,661
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.176%(c)	02/05/31	248	248,435
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.330%(c)	10/19/28	9,525	9,522,084
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.658%(c)	04/20/32	5,750	5,765,974
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.363%(c)	10/20/31	6,729	6,725,885
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.198%(c)	01/20/29	5,062	5,058,593
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.306%(c)	04/21/31	2,372	2,371,643
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.345%(c)	06/20/34	9,500	9,505,595

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)

Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.444%(c)	07/15/30	1,250	$1,250,172
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A,Floor 1.330%)
1.518%(c)	07/20/32	10,000	10,002,241
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A,Floor 1.050%)
1.238%(c)	07/20/30	3,500	3,495,698
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.468%(c)	10/20/31	7,419	7,419,588
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A,Floor 0.000%)
1.436%(c)	10/30/30	1,484	1,483,992
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A,Floor 0.000%)
1.578%(c)	07/20/32	3,750	3,750,607
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.320%(c)	01/17/31	1,500	1,499,556
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A,Floor 0.000%)
1.284%(c)	07/16/31	2,350	2,350,331
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.188%(c)	10/20/31	8,750	8,749,964
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.285%(c)	06/20/34	5,500	5,498,625
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
1.351%(c)	07/25/31	1,000	1,000,001
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A
—%(p)	07/25/34	6,750	6,750,000
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.490%(c)	07/17/26	186	186,025
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.430%(c)	01/17/30	2,479	2,480,028
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.028%(c)	04/20/28	2,946	2,943,816
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.648%(c)	07/20/32	3,000	3,005,056

SEE NOTES TO FINANCIAL STATEMENTS.

A68

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)

Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.386%(c)	01/25/31	2,500	$2,500,349
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.064%(c)	07/15/27	463	462,974
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.340%(c)	01/17/31	2,750	2,750,905
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.290%(c)	07/17/31	3,500	3,499,658
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.388%(c)	10/20/31	5,750	5,750,053

			159,482,411

Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32	1,200	1,251,904
Series 2020-02A, Class A, 144A
1.750%	09/14/35	2,100	2,135,224
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.770%(c)	06/16/36	2,700	2,738,339
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,600	1,601,174
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,100	1,105,487
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	900	902,577

			9,734,705

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,921,147
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	856,487
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,649,629
Series 2019-B, Class A5, 144A
2.290%	11/12/41	2,400	2,502,777

			8,930,040

Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.742%(c)	03/25/33	29	29,815

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.892%(c)	06/25/24		3,250	$3,213,895

Residential Mortgage-Backed Securities — 0.2%
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		574	574,555
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,130	1,132,009
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.887%(c)	06/25/34		136	134,003
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		983	998,579
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	2,275	2,428,113
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.692%(c)	02/25/57		1,513	1,512,681
Series 2020-04, Class A1, 144A
1.750%	10/25/60		1,118	1,130,770

				7,910,710

Student Loans — 0.4%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		1,103	1,124,876
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		844	875,857
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		277	285,732
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		501	507,873
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		917	934,961
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		687	700,119
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		1,775	1,799,020
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		857	872,065
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		1,727	1,765,174
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		1,557	1,579,989
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		1,477	1,532,697
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		1,691	1,732,912

SEE NOTES TO FINANCIAL STATEMENTS.

A69

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,396	$2,445,714
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	1,948	1,997,169
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,400	2,479,645

			20,633,803

TOTAL ASSET-BACKED SECURITIES
(cost $287,638,975)			291,194,843

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	4,207,180
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	7,122,121
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	6,170,158
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,581,219
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	7,536,642
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,945,199
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	1,124	1,177,551
Series 2014-GC23, Class A3
3.356%	07/10/47	1,565	1,649,728
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	5,278,470
Series 2016-GC37, Class A3
3.050%	04/10/49	5,047	5,273,240
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	6,019,012
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	65	65,174
Series 2014-CR18, Class A4
3.550%	07/15/47	2,378	2,505,515
Series 2014-CR20, Class A3
3.326%	11/10/47	4,611	4,876,562
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,478,811
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,979	3,210,832
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,600,046
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22	21,231	181,959

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K021, Class X1, IO
1.526%(cc)	06/25/22	6,007	$46,132
Series K055, Class X1, IO
1.493%(cc)	03/25/26	13,489	751,167
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	4,074,945
Series K076, Class AM
3.900%	04/25/28	1,225	1,417,133
Series K077, Class AM
3.850%(cc)	05/25/28	950	1,099,482
Series K080, Class AM
3.986%(cc)	07/25/28	7,050	8,195,023
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	5,033,591
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,190	1,325,314
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.793%(c)	11/21/35	1,550	1,550,743
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,876	4,091,536
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	6,227,378
Series 2016-GS03, Class A3
2.592%	10/10/49	5,780	6,035,875
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,796,789
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,875,257
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	798	847,714
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,774	4,971,876
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	634	650,707
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
1.424%(c)	04/15/38	3,000	3,002,826
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	1,374,565
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	10,940,862
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	2,132,343
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	13,965,078
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,752,768

SEE NOTES TO FINANCIAL STATEMENTS.

A70

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	$7,235,495
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,756,912
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,615,000
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,716,004
Series 2013-C05, Class A3
2.920%	03/10/46	703	717,172
Series 2013-C06, Class A3
2.971%	04/10/46	1,746	1,793,717
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	8,441,995
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,995,715
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	7,944,701
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	7,017,582

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $203,357,079)			216,272,816

CORPORATE BONDS — 9.0%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	2,180,413
3.750%	02/01/50	2,130	2,197,207
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	906	957,877
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	1,015,215
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,462,755

			7,813,467

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,545	2,423,378
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	3,740	3,972,868
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	1,275,053

			7,671,299

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		2,287	$2,271,486
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		441	466,241
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		905	1,065,698
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	869,597
4.625%	04/15/29		165	170,906

				4,843,928

Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	(a)	1,220	1,362,607
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	199,565
3.350%	11/01/22		4,205	4,307,756
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		980	1,352,693
6.600%	04/01/36		760	1,039,764
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		2,800	3,016,713

				11,279,098

Banks — 2.7%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.308%(c)	04/12/23		800	810,683
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	1,057,083
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24	(oo)	1,665	1,775,723
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)	1,440	1,487,620
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		2,600	2,522,864
2.496%(ff)	02/13/31		3,085	3,154,220
3.824%(ff)	01/20/28		955	1,060,646
4.125%	01/22/24		4,830	5,259,086
4.271%(ff)	07/23/29		510	586,112
Sub. Notes, MTN
4.000%	01/22/25		2,000	2,193,794
4.450%	03/03/26		8,455	9,590,617
Bank of America NA,
Sub. Notes
6.000%	10/15/36		410	573,769

SEE NOTES TO FINANCIAL STATEMENTS.

A71

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		850	$921,763
3.684%	01/10/23		585	594,922
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		3,825	4,482,003
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		1,800	1,777,687
2.219%(ff)	06/09/26		2,330	2,402,350
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	1,400	1,443,454
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,260	1,283,636
3.200%	10/21/26		1,870	2,026,088
3.700%	01/12/26		6,180	6,829,977
Sub. Notes
4.450%	09/29/27		5,965	6,812,612
4.750%	05/18/46		820	1,043,119
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27		1,495	1,471,209
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		1,160	1,182,259
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,560	1,596,997
3.091%(ff)	05/14/32		885	911,871
4.282%	01/09/28		1,370	1,524,457
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		440	446,786
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		2,400	2,464,140
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		970	1,089,597
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26	(a)(oo)	740	819,904
Sr. Unsec’d. Notes
3.500%	01/23/25		4,100	4,432,383
3.750%	02/25/26		1,010	1,117,352
3.814%(ff)	04/23/29		540	603,845
3.850%	01/26/27		2,910	3,209,260
Sub. Notes
6.750%	10/01/37		104	151,449
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	1,645	1,703,217
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.656%(c)	07/30/21	(oo)	978	980,111
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(a)(oo)	1,045	1,058,652
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		695	771,288

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.964%(ff)	11/15/48		3,250	$3,808,082
4.005%(ff)	04/23/29		2,170	2,457,893
4.452%(ff)	12/05/29		3,350	3,915,717
Sub. Notes
3.875%	09/10/24		3,775	4,115,441
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.794%(c)	10/15/21	(a)(oo)	840	843,424
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42		360	380,926
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29		8,775	9,853,979
3.875%	01/27/26		675	754,478
4.431%(ff)	01/23/30		515	603,925
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		1,255	1,390,534
Sub. Notes, GMTN
4.350%	09/08/26		3,825	4,334,780
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		4,400	4,362,446
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24		1,925	2,069,190
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
4.647%(c)	09/30/24		2,670	2,670,336
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		4,175	4,321,845

				131,107,601

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		620	784,245
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		450	618,732
8.000%	11/15/39		1,285	2,091,694
8.200%	01/15/39	(a)	250	414,920
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		1,400	1,492,962

				5,402,553

Biotechnology — 0.0%
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50		570	519,609

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		760	783,521

SEE NOTES TO FINANCIAL STATEMENTS.

A72

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
4.750%	01/15/28		700	$732,450

				1,515,971

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,015	1,256,095
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41		45	58,627
9.400%	05/15/39		347	611,022
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,300	1,374,192
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22		780	800,778
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		700	748,353
6.500%	09/27/28		670	754,368

				5,603,435

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		975	1,157,800
6.700%	06/01/34		420	590,344
7.000%	10/15/37		380	567,413
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,838,772
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		1,190	1,262,922
5.250%	01/15/30	(a)	385	421,795
5.875%	09/15/26		135	140,080

				5,979,126

Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		670	675,232
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		480	516,893
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22		900	942,953
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23		1,600	1,810,886
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25		330	357,539

				4,303,503

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 0.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	$528,216
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	791,689
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	420,237
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	2,000	1,905,014
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	835,840
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,862,783
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	3,280,304
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes,Series 09-C
5.500%	12/01/39	220	291,849
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	781,554
First Ref. Mortgage
4.000%	09/30/42	570	671,193
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	894,313
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25	2,245	2,548,722
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	410,450
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,425	1,755,437
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	405,761
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	196,850
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	3,273,370
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	526,776
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,338,346

SEE NOTES TO FINANCIAL STATEMENTS.

A73

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,580	$1,799,233
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		320	323,950
2.450%	12/02/27		1,395	1,404,459
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		1,110	1,106,595
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		1,005	869,923
3.700%	05/01/28		1,280	1,452,082
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		535	740,934
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		710	672,710
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28		1,115	1,126,282
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,400	1,695,944
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		580	610,742
First Ref. Mortgage, Series C
3.600%	02/01/45		860	862,664
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		725	744,260
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		2,135	2,256,895
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	589,782

				39,975,159

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)	1,050	1,169,901
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		700	737,197
5.500%	07/31/47		800	807,601

				2,714,699

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		1,290	1,563,345
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		660	635,017

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27			1,625	$1,733,111

					3,931,473

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31			1,205	1,141,233
3.490%	05/15/27	(a)		3,285	3,613,953

					4,755,186

Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	1,635	1,973,774
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	300	392,156
2.250%	03/07/39		EUR	400	556,051

					2,921,981

Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36			515	750,348
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42			390	485,325
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30			250	266,172
5.375%	02/01/25			305	344,020
5.875%	02/01/29			525	634,190
Gtd. Notes, MTN
7.750%	07/15/36			450	611,895
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47			940	1,170,833
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	(a)		765	801,906

					5,064,689

Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27			525	595,070
6.625%	07/15/27			700	749,659
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24			800	870,178

					2,214,907

SEE NOTES TO FINANCIAL STATEMENTS.

A74

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		1,695	$1,889,784

Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	1,348,113
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	1,083,622
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		410	473,605
5.000%	03/30/43		200	243,871
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		660	996,352
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		130	161,530
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,450	1,732,259
6.850%	12/16/39		124	187,365

				6,226,717

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		980	1,001,485

Machinery-Diversified — 0.0%
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29	(a)	475	488,295
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,260	1,273,572

				1,761,867

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26		1,500	1,550,522
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		580	590,199
4.800%	03/01/50		1,260	1,451,654
5.375%	04/01/38		1,950	2,401,733
6.384%	10/23/35		875	1,172,585
6.484%	10/23/45		1,386	1,912,971
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25		225	251,820
6.400%	05/15/38		530	780,530

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	$5,355,441
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	447,641
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,450	1,853,991
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,040	1,081,737

			18,850,824

Mining — 0.0%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	425	606,870

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,265,081

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	905	908,604
2.750%	01/06/23	315	324,893
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	289	294,565

			1,528,062

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	700	780,643

Oil & Gas — 0.4%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	1,400	1,434,296
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,489,989
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	835	1,120,573
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47	210	275,818
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	372,135
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	364,348
6.510%	03/07/22	580	603,134

SEE NOTES TO FINANCIAL STATEMENTS.

A75

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,995	$2,220,664
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		550	616,866
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		755	763,838
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		2,000	1,040,000
6.450%	09/15/36		1,155	1,380,202
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		370	487,142
6.625%	08/15/37		275	367,305
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		613	668,844
5.600%	01/03/31	(a)	1,237	1,385,073
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27		471	496,479
6.500%	03/13/27		330	347,996
7.690%	01/23/50		2,146	2,065,527
Gtd. Notes, MTN
6.750%	09/21/47		373	329,229
6.875%	08/04/26		670	731,834
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		820	811,283
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49		1,445	1,554,377

				20,926,952

Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26		5,135	5,141,619
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		800	823,114

				5,964,733

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,175	1,282,717
4.250%	11/21/49		2,515	3,015,454
4.500%	05/14/35		1,910	2,307,179
4.550%	03/15/35		2,190	2,654,193
4.700%	05/14/45		1,460	1,821,580
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,600	1,783,820

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		474	$516,286
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39		410	495,693
5.000%	08/15/45		490	670,496
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		9,285	10,807,140
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		3,810	4,686,438
5.125%	07/20/45		610	791,744
5.300%	12/05/43		250	330,592
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		1,375	1,688,407
5.400%	11/29/43		845	1,050,491
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	(a)	1,325	1,351,869
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40		470	501,652
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24		60	69,141

				35,824,892

Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		1,625	1,723,953
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44		65	75,984
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28		1,115	1,292,983
5.000%	05/15/50		1,435	1,657,763
6.125%	12/15/45		180	229,139
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22		675	703,535
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	(a)	1,345	1,466,301
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	(a)	2,260	2,187,444
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		1,430	1,560,685
4.000%	03/15/28		1,980	2,214,094
4.875%	06/01/25		3,250	3,669,383
5.200%	03/01/47		40	49,102

SEE NOTES TO FINANCIAL STATEMENTS.

A76

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.500%	02/15/49		395	$511,090
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36		145	195,231
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30		5,205	5,442,308
4.500%	03/15/50		295	329,271
4.950%	07/13/47		935	1,095,586
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		125	132,694
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48		315	383,401
4.900%	01/15/45		1,000	1,209,394
5.100%	09/15/45		500	620,777

				26,750,118

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	(a)	1,815	1,769,249
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		1,050	1,208,332
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		3,480	3,584,656
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		1,125	1,136,380
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		3,235	3,530,286

				11,228,903

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		900	911,250
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	(a)	770	732,788
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		4,705	5,192,567
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		750	823,723
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	1,375	1,419,622

				9,079,950

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.750%	04/15/29	5,175	$6,019,921
Gtd. Notes, 144A
3.500%	02/15/41	510	523,372

			6,543,293

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,425	1,400,306
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,928,177

			3,328,483

Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	770	754,851
4.300%	02/15/30	615	711,063
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	1,216	1,205,207
3.500%	09/15/53	5,308	5,323,519
3.650%	09/15/59	160	162,100
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	1,900	1,943,574
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	318,923
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	125	125,672
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.875%	04/15/30	8,000	8,929,539
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,600	1,637,033
2.650%	11/20/40	1,575	1,519,598
4.016%	12/03/29	1,900	2,179,490
4.125%	08/15/46	30	35,234
4.500%	08/10/33	1,205	1,441,916

			26,287,719

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	878,491
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	1,009,413

SEE NOTES TO FINANCIAL STATEMENTS.

A77

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	$116,972

			2,004,876

TOTAL CORPORATE BONDS (cost $394,797,764)			429,468,936

MUNICIPAL BONDS — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	274,726

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	2,145,824
Taxable, Revenue Bonds
2.574%	04/01/31	1,210	1,283,713
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	2,027,441
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	747,090
7.625%	03/01/40	215	360,895
7.550%	04/01/39	245	415,755

			6,980,718

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	1,077,807

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,561,882
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,387,588

			4,949,470

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,759,315

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,441,598

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	615,410

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Ohio (cont’d.)
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	$355,488

			970,898

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	622,786

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	785,554

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	625,106

TOTAL MUNICIPAL BONDS (cost $14,530,700)			19,487,978

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	8	8,155
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.582%(cc)	02/25/35	201	207,720
Bellemeade Re Ltd. (Bermuda),
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.192%(c)	07/25/29	404	404,226
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.692%(c)	07/25/29	1,200	1,203,059
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.492%(c)	06/25/30	39	39,249
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.392%(c)	08/26/30	21	21,064
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	06/25/30	330	330,500
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
1.210%(c)	06/25/31	2,874	2,877,104
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.227%(c)	09/15/21^	2,072	2,066,770
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.846%(c)	08/29/22	3,473	3,475,344
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.485%(cc)	02/25/37	114	114,771

SEE NOTES TO FINANCIAL STATEMENTS.

A78

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,013	$1,057,759
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.892%(c)	04/25/29	181	181,065
FHLMC REMICS,
Series 4535, Class PA
3.000%	03/15/44	882	917,915
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	03/25/30	450	450,374
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.618%(c)	11/25/50	3,020	3,067,742
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.692%(c)	07/25/50	1,030	1,042,849
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.342%(c)	09/25/50	225	237,530
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	09/25/48	3	3,259
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.742%(c)	05/25/29	168	168,398
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.727%(cc)	07/25/35	48	48,361
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	413	413,617
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.992%(c)	10/25/53	1,815	1,814,952
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.806%(c)	02/25/55	2,400	2,400,000
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	4,047	4,045,245
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.327%(c)	01/23/23	575	575,019
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23	550	550,263

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23	1,060	$1,060,508
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.077%(c)	08/10/23	1,570	1,570,979
Series 2021-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)
0.577%(c)	03/10/22	3,700	3,700,535
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.692%(c)	12/11/21	7,510	7,519,327
Series 2021-EBO06, Class A1X, 144A
0.000%(cc)	02/16/22^	4,433	4,433,000
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.841%(c)	06/25/54	2,395	2,394,559
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.991%(c)	06/25/54	385	384,929
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.191%(c)	06/25/54	330	329,937
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.391%(c)	06/25/54	135	134,973
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	01/25/48	441	441,319
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.642%(c)	07/25/28	136	136,357
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	07/25/29	48	47,397
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.842%(c)	07/25/30	161	161,569
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.907%(c)	12/25/22	2,931	2,944,114
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.011%(c)	02/27/24	4,666	4,709,049
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.792%(c)	02/25/55	3,365	3,354,541

SEE NOTES TO FINANCIAL STATEMENTS.

A79

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		956	$1,006,829
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.991%(c)	04/11/22^		3,700	3,700,000
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.891%(c)	06/20/22		2,910	2,911,309
Series 2021-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.742%(c)	01/26/54		2,840	2,841,521
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.537%(cc)	02/25/34		75	76,164

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $71,333,843)				71,581,226

SOVEREIGN BONDS — 0.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	3,680,537
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	710,090
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	185,377
7.375%	09/18/37		625	821,737
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	1,125,621
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	424,511
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25		EUR 1,500	1,989,614
4.450%	02/11/24		505	552,944
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		950	1,071,893
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24		EUR 2,100	2,638,084
4.750%	01/08/26		540	616,685
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,400	1,449,764
2.625%	04/20/22		2,000	2,037,191
3.000%	03/12/24		400	424,935
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		305	332,465
4.500%	04/16/50	(a)	475	540,585

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			1,105	$1,174,026
4.817%	03/14/49			200	257,324
5.103%	04/23/48			915	1,215,059
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39		EUR	1,395	1,960,134
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21			1,325	1,333,249
2.875%	03/04/23			1,785	1,852,025
4.000%	04/17/25			1,035	1,143,038
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			1,800	1,835,702
3.250%	06/01/23			800	841,555
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55			1,025	1,324,963
5.100%	06/18/50	(a)		545	713,823

TOTAL SOVEREIGN BONDS (cost $29,669,174)					32,252,931

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
Federal Home Loan Bank
5.500%	07/15/36	(k)		1,080	1,590,442
Federal Home Loan Mortgage Corp.
1.500%	11/01/50			1,918	1,881,431
2.000%	01/01/32			611	632,836
2.000%	06/01/40			1,472	1,505,119
2.000%	10/01/40			2,093	2,125,067
2.000%	09/01/50			3,908	3,948,032
2.000%	10/01/50			3,279	3,313,067
2.500%	03/01/30			332	348,792
2.500%	10/01/32			655	689,642
2.500%	03/01/51			1,441	1,496,261
2.500%	04/01/51			10,828	11,214,023
3.000%	10/01/28			219	231,837
3.000%	06/01/29			581	615,141
3.000%	03/01/32			705	747,955
3.000%	01/01/37			297	312,170
3.000%	01/01/43			598	633,858
3.000%	07/01/43			1,199	1,274,809
3.000%	01/01/47			3,177	3,360,648
3.000%	02/01/50			2,686	2,803,583
3.500%	03/01/42			303	326,894
3.500%	06/01/42			193	208,251
3.500%	01/01/47			571	607,057
3.500%	02/01/47			719	763,366
4.000%	06/01/26			275	292,316
4.000%	09/01/26			145	154,313
4.000%	10/01/39			526	576,445
4.000%	12/01/40			219	239,517
4.000%	10/01/41			226	246,159
4.000%	01/01/42			78	84,867
4.000%	10/01/45			282	305,912
4.500%	09/01/39			164	182,628

SEE NOTES TO FINANCIAL STATEMENTS.

A80

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/39	947	$1,053,002
4.500%	12/01/39	281	312,807
4.500%	07/01/41	88	94,920
4.500%	07/01/41	1,398	1,565,210
4.500%	08/01/41	122	131,946
4.500%	08/01/41	189	207,452
4.500%	08/01/41	211	232,994
4.500%	10/01/41	101	109,213
4.500%	10/01/46	170	185,620
4.500%	12/01/47	834	903,994
5.000%	05/01/34	15	17,286
5.000%	05/01/34	142	162,346
5.000%	08/01/35	15	16,618
5.000%	09/01/35	27	30,623
5.000%	10/01/36	24	27,698
5.000%	05/01/37	15	16,824
5.000%	07/01/37	276	313,967
5.000%	09/01/38	36	40,922
5.000%	09/01/38	37	42,916
5.000%	09/01/38	43	49,196
5.000%	02/01/39	14	15,573
5.000%	06/01/39	41	47,160
5.500%	02/01/34	30	33,788
5.500%	04/01/34	286	321,993
5.500%	06/01/34	66	75,883
5.500%	06/01/34	135	156,859
5.500%	05/01/37	34	39,989
5.500%	02/01/38	264	307,378
5.500%	05/01/38	49	56,709
5.500%	07/01/38	236	274,124
6.000%	03/01/32	129	147,276
6.000%	12/01/33	47	52,332
6.000%	07/01/36	3	3,202
6.000%	12/01/36	6	7,167
6.000%	05/01/37	9	10,794
6.000%	12/01/37	16	17,794
6.000%	01/01/38	3	3,807
6.000%	01/01/38	9	11,210
6.000%	01/01/38	208	246,194
6.000%	10/01/38	58	69,166
6.000%	08/01/39	29	34,078
6.750%	03/15/31	500	734,841
7.000%	01/01/31	16	18,283
7.000%	06/01/31	12	13,323
7.000%	09/01/31	3	2,938
7.000%	10/01/31	29	33,399
7.000%	10/01/32	28	29,835
Federal National Mortgage Assoc.
1.500%	10/01/50	457	448,222
1.500%	11/01/50	982	963,483
1.500%	12/01/50	5,415	5,310,875
2.000%	08/01/31	906	937,635
2.000%	02/01/41	2,761	2,818,192
2.000%	05/01/41	13,678	13,912,308
2.000%	08/01/50	1,463	1,478,352
2.000%	10/01/50	14,501	14,651,154
2.500%	TBA(tt)	7,000	7,240,078
2.500%	TBA	16,000	16,517,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	01/01/28	664	$695,843
2.500%	05/01/41	6,403	6,663,466
2.500%	10/01/43	673	703,252
2.500%	12/01/46	1,157	1,201,835
2.500%	03/01/50	934	968,796
2.500%	08/01/50	2,927	3,030,010
2.500%	08/01/50	3,923	4,061,716
2.500%	12/01/50	979	1,013,602
2.500%	04/01/51	2,487	2,574,893
3.000%	TBA	17,000	17,720,176
3.000%	02/01/27	933	987,100
3.000%	08/01/30	603	637,415
3.000%	11/01/36	1,349	1,412,223
3.000%	12/01/42	693	734,594
3.000%	12/01/42	1,052	1,113,598
3.000%	03/01/43	186	197,188
3.000%	11/01/46	174	184,356
3.000%	01/01/47	1,374	1,440,379
3.000%	02/01/47	946	995,510
3.000%	03/01/47	739	778,241
3.000%	03/01/49	1,048	1,093,834
3.000%	11/01/49	903	941,030
3.000%	12/01/49	648	681,127
3.000%	12/01/49	754	785,856
3.000%	02/01/50	9,405	9,808,430
3.000%	03/01/50	652	679,656
3.500%	07/01/31	595	638,862
3.500%	11/01/32	294	317,853
3.500%	02/01/33	687	739,503
3.500%	05/01/33	1,005	1,080,006
3.500%	06/01/39	431	464,647
3.500%	01/01/42	3,412	3,675,266
3.500%	05/01/42	1,612	1,742,033
3.500%	07/01/42	555	601,356
3.500%	08/01/42	204	221,472
3.500%	08/01/42	586	634,405
3.500%	09/01/42	560	603,503
3.500%	09/01/42	1,084	1,175,259
3.500%	11/01/42	325	349,906
3.500%	03/01/43	2,169	2,354,800
3.500%	04/01/43	351	378,549
3.500%	04/01/43	808	872,874
3.500%	07/01/43	169	182,829
3.500%	06/01/45	2,999	3,209,892
3.500%	07/01/46	496	527,022
3.500%	11/01/46	902	959,584
3.500%	09/01/47	813	861,757
3.500%	01/01/48	5,755	6,084,386
3.500%	05/01/48	766	808,347
3.500%	06/01/48	3,593	3,861,913
4.000%	12/01/36	682	739,265
4.000%	10/01/41	1,901	2,089,040
4.000%	07/01/44	671	734,584
4.000%	09/01/44	1,243	1,353,707
4.000%	10/01/46	517	558,165
4.000%	06/01/47	586	627,502
4.000%	09/01/47	231	247,227
4.000%	11/01/47	676	737,697

SEE NOTES TO FINANCIAL STATEMENTS.

A81

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	11/01/47	1,088	$1,167,125
4.000%	12/01/47	3,225	3,455,345
4.000%	03/01/49	6,810	7,239,224
4.500%	07/01/33	34	37,518
4.500%	08/01/33	9	9,700
4.500%	09/01/33	27	29,595
4.500%	10/01/33	77	84,478
4.500%	03/01/34	23	25,280
4.500%	01/01/35	2	1,783
4.500%	07/01/39	554	618,207
4.500%	08/01/39	419	467,895
4.500%	09/01/39	252	280,311
4.500%	12/01/39	3	3,325
4.500%	03/01/41	938	1,046,952
4.500%	07/01/42	89	99,343
5.000%	03/01/34	159	180,844
5.000%	04/01/35	377	429,135
5.000%	06/01/35	92	105,147
5.000%	07/01/35	77	87,672
5.000%	07/01/35	93	106,631
5.000%	09/01/35	64	73,018
5.000%	11/01/35	70	80,436
5.000%	02/01/36	51	58,671
5.500%	02/01/33	87	100,857
5.500%	08/01/33	156	178,364
5.500%	10/01/33	43	49,273
5.500%	12/01/33	36	41,744
5.500%	12/01/34	106	123,026
5.500%	10/01/35	457	529,208
5.500%	03/01/36	47	52,705
5.500%	04/01/36	82	92,971
5.500%	01/01/37	48	55,085
5.500%	04/01/37	25	28,748
5.500%	05/01/37	150	174,246
5.500%	08/01/37	183	212,232
6.000%	10/01/33	165	188,497
6.000%	11/01/33	14	15,570
6.000%	11/01/33	21	23,998
6.000%	01/01/34	172	199,192
6.000%	02/01/34	75	86,214
6.000%	03/01/34	2	1,755
6.000%	03/01/34	11	12,355
6.000%	03/01/34	26	29,105
6.000%	11/01/34	20	22,624
6.000%	01/01/35	32	36,413
6.000%	01/01/35	106	119,805
6.000%	02/01/35	2	2,773
6.000%	02/01/35	101	113,002
6.000%	02/01/35	160	189,732
6.000%	04/01/35	12	14,261
6.000%	05/01/36	31	36,766
6.000%	06/01/36	14	16,080
6.000%	02/01/37	51	60,412
6.000%	06/01/37	23	26,205
6.000%	05/01/38	132	156,130
6.250%	05/15/29	950	1,293,647
6.500%	09/01/32	1	1,081
6.500%	09/01/32	12	13,734

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	09/01/32	33	$37,473
6.500%	09/01/32	37	41,677
6.500%	10/01/32	33	37,733
6.500%	04/01/33	41	47,744
6.500%	11/01/33	20	22,829
6.500%	01/01/34	30	34,240
6.500%	09/01/34	46	51,984
6.500%	09/01/36	103	121,794
6.500%	10/01/36	17	19,378
6.500%	11/01/36	35	39,518
6.500%	01/01/37	37	41,963
6.500%	01/01/37	97	110,362
6.500%	09/01/37	12	13,686
6.625%	11/15/30(k)	550	795,726
7.000%	02/01/32	16	17,933
7.000%	05/01/32	11	13,188
7.000%	06/01/32	7	8,238
7.000%	07/01/32	40	45,894
7.125%	01/15/30(k)	3,600	5,244,936
Government National Mortgage Assoc.
2.000%	03/20/51	1,949	1,986,344
2.500%	TBA	9,500	9,831,016
2.500%	03/20/43	496	519,332
2.500%	12/20/46	511	532,742
2.500%	01/20/50	1,261	1,305,602
3.000%	03/15/45	551	577,174
3.000%	11/20/45	647	685,374
3.000%	03/20/46	4,048	4,278,681
3.000%	07/20/46	2,668	2,815,342
3.000%	10/20/46	891	936,833
3.000%	12/20/46	598	631,292
3.000%	02/20/47	1,272	1,337,426
3.000%	12/20/49	296	308,863
3.500%	12/20/42	1,170	1,252,592
3.500%	05/20/43	238	254,940
3.500%	03/20/45	822	876,365
3.500%	04/20/45	1,121	1,194,758
3.500%	07/20/46	4,088	4,350,362
3.500%	06/20/49	6,170	6,481,104
4.000%	06/15/40	86	94,305
4.000%	05/20/41	178	195,531
4.000%	12/20/42	429	469,723
4.000%	08/20/44	170	186,356
4.000%	11/20/45	875	949,037
4.000%	12/20/45	949	1,025,509
4.000%	11/20/46	213	230,583
4.000%	09/20/47	3,054	3,256,272
4.000%	02/20/49	1,919	2,031,207
4.000%	01/20/50	2,001	2,116,718
4.500%	04/15/40	337	377,984
4.500%	01/20/41	815	912,861
4.500%	02/20/41	493	552,649
4.500%	06/20/44	536	592,291
4.500%	09/20/46	298	329,496
4.500%	11/20/46	575	634,227
4.500%	03/20/47	504	546,150
4.500%	05/20/48	584	622,213
4.500%	06/20/48	781	838,914

SEE NOTES TO FINANCIAL STATEMENTS.

A82

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/20/48	2,500		$2,689,419
5.000%	10/20/37	83		93,049
5.000%	04/20/45	511		578,585
5.500%	11/15/32	38		42,807
5.500%	02/15/33	37		42,970
5.500%	08/15/33	50		56,409
5.500%	08/15/33	69		76,972
5.500%	09/15/33	39		43,541
5.500%	09/15/33	62		70,828
5.500%	10/15/33	60		68,197
5.500%	12/15/33	6		6,530
5.500%	04/15/34	221		256,857
5.500%	07/15/35	42		49,311
5.500%	02/15/36	92		106,706
6.000%	02/15/33	2		1,921
6.000%	04/15/33	13		14,690
6.000%	09/15/33	11		12,356
6.000%	12/15/33	29		34,627
6.000%	12/15/33	71		79,909
6.000%	01/15/34	13		15,312
6.000%	01/15/34	24		28,140
6.000%	06/20/34	52		61,062
6.000%	07/15/34	109		129,565
6.000%	10/15/34	152		173,653
6.500%	10/15/23	—(r	)	408
6.500%	12/15/23	1		1,484
6.500%	01/15/24	1(r	)	555
6.500%	01/15/24	2		1,712
6.500%	01/15/24	5		5,397
6.500%	01/15/24	6		6,855
6.500%	01/15/24	24		26,931
6.500%	02/15/24	—(r	)	126
6.500%	02/15/24	—(r	)	158
6.500%	02/15/24	1		1,335
6.500%	02/15/24	1		1,430
6.500%	02/15/24	2		1,865
6.500%	02/15/24	3		3,205
6.500%	02/15/24	4		4,400
6.500%	02/15/24	5		5,328
6.500%	02/15/24	6		6,613
6.500%	02/15/24	17		19,157
6.500%	04/15/24	—(r	)	283
6.500%	04/15/24	1		798
6.500%	04/15/24	1		1,262
6.500%	04/15/24	1		1,338
6.500%	04/15/24	5		6,077
6.500%	05/15/24	5		5,906
6.500%	05/15/24	8		9,246
6.500%	10/15/24	7		7,421
6.500%	12/15/30	6		6,529
6.500%	01/15/32	16		18,121
6.500%	02/15/32	12		13,437
6.500%	07/15/32	32		35,445
6.500%	08/15/32	4		4,054
6.500%	08/15/32	7		8,112
6.500%	08/15/32	25		28,435
6.500%	08/15/32	143		167,284
6.500%	06/15/35	25		29,143

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	07/15/35		6	$7,148
8.000%	01/15/24		4	4,015
8.000%	04/15/25		2	2,333

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $296,795,353)				303,834,894

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds
1.875%	02/15/51		1,915	1,827,329
2.250%	05/15/41		3,355	3,491,297
2.500%	02/15/46		1,285	1,391,615
2.500%	05/15/46		2,640	2,859,038
2.875%	05/15/43		70	80,445
U.S. Treasury Notes
0.125%	03/31/23		2,640	2,636,184
0.875%	06/30/26		90	89,972
1.250%	06/30/28		3,900	3,906,703
1.625%	05/15/31	(a)	1,135	1,152,734
3.125%	11/15/28	(k)	625	707,031
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39	(k)	3,780	2,584,723
2.228%(s)	05/15/28	(k)	718	656,016
2.365%(s)	08/15/44		3,095	1,858,209
2.395%(s)	11/15/43		1,156	705,025

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,444,606)				23,946,321

TOTAL LONG-TERM INVESTMENTS (cost $3,487,596,722)				4,592,290,664

			Shares
SHORT-TERM INVESTMENTS — 6.1%
AFFILIATED MUTUAL FUNDS — 6.1%
PGIM Core Ultra Short Bond Fund(wa)			257,494,338	257,494,338
PGIM Institutional Money Market Fund (cost $37,011,105; includes $37,007,847 of cash collateral for securities on loan)(b)(wa)			37,109,471	37,087,206

TOTAL AFFILIATED MUTUAL FUNDS (cost $294,505,443)				294,581,544

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
0.045%	09/16/21		350	349,966

(cost $349,966)
TOTAL SHORT-TERM INVESTMENTS (cost $294,855,409)				294,931,510

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.8% (cost $3,782,452,131)				4,887,222,174

SEE NOTES TO FINANCIAL STATEMENTS.

A83

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Value

OPTION WRITTEN*~ — (0.0)%
(premiums received $0)	$(2,278)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.8% (cost $3,782,452,131)	4,887,219,896
Liabilities in excess of other assets(z) — (1.8)%	(86,957,965)

NET ASSETS — 100.0%	$4,800,261,931

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,202,250 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,899,732; cash collateral of $37,007,847 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 7,000,000 is 0.1% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^ (premiums received $0)	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,500	$(2,278)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
451	2 Year U.S. Treasury Notes	Sep. 2021	$99,364,461	$(140,674)
265	5 Year U.S. Treasury Notes	Sep. 2021	32,708,868	(73,941)
58	10 Year U.S. Treasury Notes	Sep. 2021	7,685,000	7,259
9	10 Year U.S. Ultra Treasury Notes	Sep. 2021	1,324,828	20,121
445	20 Year U.S. Treasury Bonds	Sep. 2021	71,533,750	1,922,270
435	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	83,819,062	3,619,660
8	Mini MSCI EAFE Index	Sep. 2021	921,640	(24,046)
6	S&P 500 E-Mini Index	Sep. 2021	1,286,580	15,575

				5,346,224

Short Positions:
29	5 Year Euro-Bobl	Sep. 2021	4,612,983	(5,340)

SEE NOTES TO FINANCIAL STATEMENTS.

A84

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
33	10 Year Euro-Bund	Sep. 2021	$6,754,186	$(40,122)
11	Euro Schatz Index	Sep. 2021	1,462,670	228

				(45,234)

				$5,300,990

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR 13,157	$15,709,713	$15,601,242	$—	$(108,471)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/20/21	Citibank, N.A.	CAD 6,044	$4,824,194	$4,876,030	$—	$(51,836)
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR 13,157	16,087,021	15,601,242	485,779	—
Expiring 08/03/21	Citibank, N.A.	EUR 13,157	15,719,755	15,611,481	108,274	—

			$36,630,970	$36,088,753	594,053	(51,836)

					$594,053	$(160,307)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	08/14/21	0.250%(M	)	13,500	0.250%	$4,758	$(1,345)	$6,103	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q	)	4,100	0.456%	$11,956	$10,508	$1,448	Bank of America, N.A.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery

SEE NOTES TO FINANCIAL STATEMENTS.

A85

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,730	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(130,066)	$(130,066)
7,460	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(281,180)	(281,180)
22,580	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(70,242)	(674,773)	(604,531)
11,175	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(279,140)	(279,140)

				$(70,242)	$(1,365,159)	$(1,294,917)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$10,508	$(1,345)	$7,551	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$6,666,482
Goldman Sachs & Co. LLC	—	349,966

Total	$—	$7,016,448

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$3,154,739,208	$48,307,226	$—
Exchange-Traded Fund	196,253	—	—
Preferred Stocks	613,800	394,232	—
Asset-Backed Securities
Automobiles	—	81,259,464	—
Collateralized Loan Obligations	—	159,482,411	—
Consumer Loans	—	9,734,705	—
Equipment	—	8,930,040	—
Home Equity Loans	—	29,815	—
Other	—	3,213,895	—
Residential Mortgage-Backed Securities	—	7,910,710	—
Student Loans	—	20,633,803	—
Commercial Mortgage-Backed Securities	—	216,272,816	—
Corporate Bonds	—	429,468,936	—
Municipal Bonds	—	19,487,978	—
Residential Mortgage-Backed Securities	—	61,381,456	10,199,770
Sovereign Bonds	—	32,252,931	—
U.S. Government Agency Obligations	—	303,834,894	—
U.S. Treasury Obligations	—	23,946,321	—
Short-Term Investments
Affiliated Mutual Funds	294,581,544	—	—
U.S. Treasury Obligation	—	349,966	—

Total	$3,450,130,805	$1,426,891,599	$10,199,770

Liabilities
Option Written	$—	$—	$(2,278)

Other Financial Instruments*
Assets
Futures Contracts	$5,585,113	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	594,053	—
OTC Credit Default Swap Agreements	—	11,956	4,758

Total	$5,585,113	$606,009	$4,758

Liabilities
Futures Contracts	$(284,123)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(160,307)	—
Centrally Cleared Inflation Swap Agreements	—	(1,294,917)	—

Total	$(284,123)	$(1,455,224)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Software	6.4%
U.S. Government Agency Obligations	6.3
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	6.1
Banks	5.2
Interactive Media & Services	4.7
Commercial Mortgage-Backed Securities	4.5
Semiconductors & Semiconductor Equipment	4.3

Technology Hardware, Storage & Peripherals	3.7%
Collateralized Loan Obligations	3.3
Pharmaceuticals	3.3
IT Services	3.1
Internet & Direct Marketing Retail	2.8
Automobiles	2.4
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	2.2

SEE NOTES TO FINANCIAL STATEMENTS.

A87

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Capital Markets	1.9%
Oil, Gas & Consumable Fuels	1.9
Aerospace & Defense	1.8
Residential Mortgage-Backed Securities	1.7
Machinery	1.6
Hotels, Restaurants & Leisure	1.4
Insurance	1.3
Life Sciences Tools & Services	1.3
Industrial Conglomerates	1.3
Chemicals	1.2
Entertainment	1.2
Diversified Telecommunication Services	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Specialty Retail	1.1
Media	1.1
Consumer Finance	0.9
Beverages	0.9
Food & Staples Retailing	0.9
Electric	0.8
Biotechnology	0.8
Metals & Mining	0.8
Food Products	0.7
Sovereign Bonds	0.7
Diversified Financial Services	0.6
Electrical Equipment	0.6
Communications Equipment	0.6
Pipelines	0.6
Textiles, Apparel & Luxury Goods	0.6
Electric Utilities	0.6
Telecommunications	0.6
Distributors	0.5
U.S. Treasury Obligations	0.5
Multiline Retail	0.5
Oil & Gas	0.4
Student Loans	0.4
Tobacco	0.4
Municipal Bonds	0.4
Electronic Equipment, Instruments & Components	0.4
Household Products	0.4
Leisure Products	0.4
Independent Power & Renewable Electricity Producers	0.4
Building Products	0.3
Energy Equipment & Services	0.3
Multi-Utilities	0.3
Personal Products	0.3
Auto Manufacturers	0.2
Real Estate Investment Trusts (REITs)	0.2
Construction & Engineering	0.2

Consumer Loans	0.2%
Retail	0.2
Equipment	0.2
Trading Companies & Distributors	0.2
Agriculture	0.2
Road & Rail	0.1
Semiconductors	0.1
Commercial Services	0.1
Packaging & Containers	0.1
Air Freight & Logistics	0.1
Healthcare-Services	0.1
Airlines	0.1
Gas	0.1
Foods	0.1
Other	0.1
Real Estate Management & Development	0.1
Healthcare-Products	0.1
Engineering & Construction	0.1
Household Durables	0.1
Home Builders	0.1
Transportation	0.1
Housewares	0.1
Professional Services	0.0	*
Marine	0.0	*
Machinery-Diversified	0.0	*
Multi-National	0.0	*
Building Materials	0.0	*
Miscellaneous Manufacturing	0.0	*
Commercial Services & Supplies	0.0	*
Lodging	0.0	*
Wireless Telecommunication Services	0.0	*
Office/Business Equipment	0.0	*
Mining	0.0	*
Construction Materials	0.0	*
Exchange-Traded Fund	0.0	*
Gas Utilities	0.0	*
Auto Components	0.0	*
Paper & Forest Products	0.0	*
Containers & Packaging	0.0	*
Home Equity Loans	0.0	*

	101.8
Option Written	(0.0	)*
Liabilities in excess of other assets	(1.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$10,508		Premiums received for OTC swap agreements	$1,345
Credit contracts	—	—		Options written outstanding, at value	2,278
Credit contracts	Unrealized appreciation on OTC swap agreements	7,551		—	—
Equity contracts	Due from/to broker-variation margin futures	15,575	*	Due from/to broker-variation margin futures	24,046	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	594,053		Unrealized depreciation on OTC forward foreign currency exchange contracts	160,307
Interest rate contracts	Due from/to broker-variation margin futures	5,569,538	*	Due from/to broker-variation margin futures	260,077	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	1,294,917	*

		$6,197,225			$1,742,970

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$11,171
Equity contracts	—	—	322,028	—	—
Foreign exchange contracts	—	—	—	(560,356)	—
Interest rate contracts	432,632	(190,329)	(16,515,851)	—	423,322

Total	$432,632	$(190,329)	$(16,193,823)	$(560,356)	$434,493

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(2,278)	$—	$—	$16,662
Equity contracts	—	(52,946)	—	—
Foreign exchange contracts	—	—	928,080	—
Interest rate contracts	—	6,173,950	—	(843,886)

Total	$(2,278)	$6,121,004	$928,080	$(827,224)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$54,309	$4,558,000	$266,933,751	$40,587,103	$10,415,928

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)
$29,934,201	$16,959,759

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$8,600,000	$10,673,765	$29,963,333

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$35,899,732	$(35,899,732)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)	Net Amount
Bank of America, N.A.	$11,956	$—	$11,956	$(11,956)	$—
Citibank, N.A.	594,053	(160,307)	433,746	(299,954)	133,792
Goldman Sachs International	6,103	(3,623)	2,480	—	2,480

	$612,112	$(163,930)	$448,182	$(311,910)	$136,272

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $35,899,732:
Unaffiliated investments (cost $3,487,946,688)	$4,592,640,630
Affiliated investments (cost $294,505,443)	294,581,544
Cash	2,468,455
Foreign currency, at value (cost $953,318)	944,901
Dividends and interest receivable	8,289,765
Receivable for investments sold	2,075,154
Due from broker-variation margin futures	786,887
Unrealized appreciation on OTC forward foreign currency exchange contracts	594,053
Tax reclaim receivable	360,202
Premiums paid for OTC swap agreements	10,508
Unrealized appreciation on OTC swap agreements	7,551
Receivable for Portfolio shares sold	4,614
Receivable from affiliate	3,243
Prepaid expenses and other assets	509,321

Total Assets	4,903,276,828

LIABILITIES
Payable for investments purchased	61,962,207
Payable to broker for collateral for securities on loan	37,007,847
Management fee payable	2,351,886
Payable for Portfolio shares purchased	942,556
Accrued expenses and other liabilities	420,230
Unrealized depreciation on OTC forward foreign currency exchange contracts	160,307
Payable to affiliate	115,272
Due to broker-variation margin swaps	44,829
Due to broker-variation margin futures	5,140
Options written outstanding, at value	2,278
Premiums received for OTC swap agreements	1,345
Affiliated transfer agent fee payable	980
Distribution fee payable	20

Total Liabilities	103,014,897

NET ASSETS	$4,800,261,931

Net assets were comprised of:
Partners’ Equity	$4,800,261,931

Class I:
Net asset value and redemption price per share, $4,800,145,522 / 115,757,594 outstanding shares of beneficial interest	$41.47

Class III:
Net asset value and redemption price per share, $116,409 / 2,809 outstanding shares of beneficial interest	$41.45

Net Asset Values Per Share may not recalculate due to rounding

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $157,504 foreign withholding tax, of which $48,476 is reimbursable by an affiliate)	$25,049,405
Interest income	17,519,190
Affiliated dividend income	226,736
Income from securities lending, net (including affiliated income of $16,979)	17,571

Total income	42,812,902

EXPENSES
Management fee	13,828,573
Distribution fee—Class III	30
Custodian and accounting fees	195,434
Shareholders’ reports	132,264
Trustees’ fees	31,505
Audit fee	23,921
Legal fees and expenses	17,109
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	51,663

Total expenses	14,285,796

NET INVESTMENT INCOME (LOSS)	28,527,106

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,837))	252,919,441
Futures transactions	(16,193,823)
Forward currency contract transactions	(560,356)
Options written transactions	(190,329)
Swap agreements transactions	434,493
Foreign currency transactions	65,452

236,474,878

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,927))	181,510,235
Futures	6,121,004
Forward currency contracts	928,080
Options written	(2,278)
Swap agreements	(827,224)
Foreign currencies	(39,056)

187,690,761

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	424,165,639

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$452,692,745

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$28,527,106	$68,485,087
Net realized gain (loss) on investment and foreign currency transactions	236,474,878	127,363,770
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	187,690,761	196,025,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	452,692,745	391,874,512

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	4,969,120	8,597,942
Portfolio shares purchased	(136,484,400)	(249,244,194)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(131,515,280)	(240,646,252)

TOTAL INCREASE (DECREASE)	321,177,465	151,228,260
NET ASSETS:
Beginning of period	4,479,084,466	4,327,856,206

End of period	$4,800,261,931	$4,479,084,466

SEE NOTES TO FINANCIAL STATEMENTS.

A91

PSF PGIM GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%

ASSET-BACKED SECURITIES — 12.0%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.578%(c)	04/20/32	1,000	$1,002,003
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A
0.000%(cc)	07/20/34	3,000	3,001,221
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.540%(c)	01/17/33	2,500	2,502,946
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.508%(c)	01/20/32	750	750,089
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.444%(c)	04/22/30	1,990	1,989,965
Elevation CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.404%(c)	07/15/30	2,000	2,000,097
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.514%(c)	10/15/32	2,250	2,251,179
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.436%(c)	10/30/30	3,709	3,709,979
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.285%(c)	06/20/34	3,250	3,249,188
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.558%(c)	01/20/32	1,000	1,000,175
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.648%(c)	07/20/32	2,500	2,504,213
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A
0.000%(cc)	04/15/34	2,250	2,254,399
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.248%(c)	10/20/29	1,250	1,248,754

TOTAL ASSET-BACKED SECURITIES (cost $27,036,590)			27,464,208

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.6%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	3,165,669

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	$4,128,145
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	60	60,205
Series 2018-M14, Class A1
3.700%(cc)	08/25/28	38	38,327
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO
1.724%(cc)	03/25/22	14,319	68,202
Series K020, Class X1, IO
1.470%(cc)	05/25/22	7,757	66,485
Series K021, Class X1, IO
1.526%(cc)	06/25/22	8,229	63,195
Series K025, Class X1, IO
0.913%(cc)	10/25/22	23,684	209,991
Series K076, Class AM
3.900%	04/25/28	205	237,153
Series K077, Class AM
3.850%(cc)	05/25/28	180	208,323
Series K079, Class AM
3.930%	06/25/28	675	782,748
Series K080, Class AM
3.986%(cc)	07/25/28	1,900	2,208,588
Series K083, Class AM
4.030%(cc)	10/25/28	250	292,463
Series K085, Class AM
4.060%(cc)	10/25/28	380	445,651
Series K088, Class AM
3.761%(cc)	01/25/29	520	600,799
Series K091, Class AM
3.566%	03/25/29	850	975,220
Series K151, Class A3
3.511%	04/25/30	400	458,411
Series K152, Class A2
3.080%	01/25/31	140	156,836
Series K157, Class A2
3.990%(cc)	05/25/33	1,700	2,037,406
Series KC03, Class A2
3.499%	01/25/26	650	694,592
Series W5FX, Class AFX
3.336%(cc)	04/25/28	580	645,951

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,067,798)			17,544,360

CORPORATE BONDS — 0.9%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes
1.400%	07/15/28	885	883,775
U.S. Gov’t. Gtd. Notes, Series BB
4.300%	12/15/21	1,255	1,277,116

TOTAL CORPORATE BONDS (cost $2,151,965)			2,160,891

SEE NOTES TO FINANCIAL STATEMENTS.

A92

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	312	$341,982
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)
0.712%(c)	10/25/28	9	9,559
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.537%(cc)	02/25/34	43	43,794

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $380,681)			395,335

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.0%
Federal Home Loan Bank
3.250%	11/16/28	1,025	1,164,697
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	490	480,706
2.000%	01/01/32	179	185,392
2.000%	12/01/50	2,148	2,170,260
2.500%	02/01/28	403	422,987
2.500%	03/01/30	332	348,792
2.500%	11/01/46	348	362,072
2.500%	04/01/51	3,249	3,364,615
3.000%	06/01/29	232	246,056
3.000%	01/01/37	411	432,579
3.000%	06/01/45	214	227,395
3.000%	01/01/48	332	346,686
3.000%	07/01/49	766	798,280
3.000%	10/01/49	128	134,035
3.500%	12/01/32	386	416,527
3.500%	07/01/42	324	350,836
3.500%	10/01/42	613	664,823
3.500%	08/01/43	672	726,598
3.500%	09/01/45	235	253,043
3.500%	10/01/45	222	237,067
3.500%	02/01/47	248	263,004
3.500%	07/01/47	463	491,603
3.500%	03/01/48	681	720,454
4.000%	06/01/26	25	27,042
4.000%	09/01/26	97	102,876
4.000%	09/01/40	178	193,819
4.000%	12/01/40	202	221,146
4.000%	12/01/40	219	239,517
4.000%	11/01/43	404	441,788
4.000%	09/01/48	15	15,908
4.500%	09/01/39	739	821,827
4.500%	08/01/48	271	292,489
5.000%	06/01/33	211	239,710
5.000%	05/01/34	125	140,246
5.500%	05/01/37	34	39,989
5.500%	02/01/38	113	131,733
5.500%	05/01/38	49	56,709
6.000%	09/01/34	45	50,628
6.000%	01/01/37	63	74,526
6.000%	09/01/38	34	40,647
6.000%	08/01/39	41	48,926

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.250%	07/15/32	30	$44,086
6.500%	09/01/32	18	20,032
Federal Home Loan Mortgage Corp., MTN
1.846%(s)	11/15/38	600	396,281
Federal National Mortgage Assoc.
0.875%	08/05/30	250	236,916
1.500%	11/01/50	491	481,271
1.500%	12/01/50	958	939,990
2.000%	08/01/31	181	187,527
2.000%	05/01/36	988	1,019,635
2.000%	06/01/40	438	444,250
2.000%	07/01/40	476	485,532
2.000%	02/01/41	1,937	1,977,609
2.000%	05/01/41	2,214	2,252,286
2.000%	09/01/50	1,710	1,727,213
2.000%	10/01/50	1,908	1,928,104
2.500%	TBA(tt)	1,500	1,551,445
2.500%	TBA	2,500	2,580,859
2.500%	06/01/28	1,049	1,103,209
2.500%	05/01/41	496	516,258
2.500%	02/01/43	124	130,023
2.500%	12/01/46	421	437,031
2.500%	01/01/50	1,028	1,063,853
2.500%	03/01/50	324	335,538
2.500%	05/01/50	1,115	1,154,465
2.500%	08/01/50	2,687	2,781,871
2.500%	10/01/50	3,278	3,393,587
2.500%	04/01/51	988	1,023,001
3.000%	TBA	1,000	1,042,363
3.000%	02/01/31	487	514,325
3.000%	11/01/36	337	353,056
3.000%	03/01/43	501	530,361
3.000%	07/01/43	583	621,531
3.000%	07/01/43	731	777,297
3.000%	09/01/46	487	511,191
3.000%	11/01/46	197	207,490
3.000%	11/01/46	278	293,794
3.000%	11/01/46	1,165	1,223,368
3.000%	12/01/47	623	658,841
3.000%	01/01/50	658	686,719
3.000%	02/01/50	301	314,373
3.000%	06/01/50	457	476,948
3.000%	06/01/50	1,867	1,944,245
3.500%	07/01/31	595	638,862
3.500%	02/01/33	99	106,874
3.500%	06/01/39	172	185,859
3.500%	04/01/42	280	303,792
3.500%	06/01/42	488	528,560
3.500%	07/01/42	244	262,883
3.500%	07/01/42	555	601,356
3.500%	06/01/45	789	844,552
3.500%	07/01/46	316	335,378
3.500%	12/01/46	240	254,599
3.500%	12/01/46	550	592,244
3.500%	11/01/48	494	521,173
3.500%	07/01/49	143	150,000
3.500%	08/01/49	649	682,075
4.000%	09/01/40	707	774,214

SEE NOTES TO FINANCIAL STATEMENTS.

A93

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/42	474		$516,372
4.000%	09/01/44	311		338,427
4.000%	09/01/44	488		531,595
4.000%	04/01/45	311		338,579
4.000%	07/01/45	253		274,807
4.000%	10/01/45	375		406,170
4.000%	10/01/46	126		136,021
4.000%	02/01/47	117		125,771
4.000%	06/01/47	188		200,801
4.000%	07/01/47	199		213,048
4.000%	10/01/47	629		673,473
4.000%	11/01/47	162		173,235
4.000%	11/01/47	251		269,447
4.500%	05/01/40	746		821,691
4.500%	04/01/42	391		431,581
5.000%	12/01/31	24		25,821
5.000%	03/01/34	212		241,125
5.000%	06/01/35	92		105,147
5.000%	07/01/35	47		53,316
5.000%	05/01/36	61		70,277
5.500%	02/01/34	137		157,489
5.500%	09/01/34	158		183,295
5.500%	02/01/35	189		216,698
5.500%	06/01/35	33		36,736
5.500%	06/01/35	90		100,980
5.500%	09/01/35	34		38,394
5.500%	09/01/35	93		104,687
5.500%	10/01/35	169		193,814
5.500%	11/01/35	69		76,488
5.500%	11/01/35	158		179,108
5.500%	11/01/35	295		341,058
6.000%	12/01/33	10		10,726
6.000%	02/01/34	75		86,215
6.000%	08/01/34	—(r	)	239
6.000%	11/01/34	—(r	)	357
6.000%	12/01/34	1		975
6.000%	01/01/35	18		19,625
6.000%	01/01/36	56		63,201
6.000%	05/01/38	29		34,111
6.500%	07/01/32	126		146,807
6.500%	08/01/32	60		68,284
6.500%	10/01/32	158		185,924
6.500%	10/01/37	98		116,038
6.625%	11/15/30	435		629,347
7.000%	12/01/31	55		62,649
7.000%	01/01/36	13		15,560
8.000%	10/01/23	—(r	)	54
8.000%	09/01/24	1		628
8.000%	11/01/24	1		751
8.000%	01/01/26	—(r	)	92
9.000%	02/01/25	4		4,399
9.000%	04/01/25	2		2,304
Government National Mortgage Assoc.
2.500%	TBA	3,000		3,104,531
2.500%	12/20/46	139		145,293
3.000%	03/15/45	661		692,608
3.000%	07/20/46	608		641,482
3.000%	09/20/46	662		697,898

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/20/46	165		$173,242
3.000%	04/20/47	736		775,865
3.000%	12/20/48	521		547,440
3.000%	04/20/49	476		497,993
3.000%	12/20/49	1,136		1,185,797
3.000%	06/20/50	135		140,586
3.500%	01/20/43	617		660,296
3.500%	04/20/43	292		313,672
3.500%	03/20/45	411		438,182
3.500%	04/20/45	336		357,949
3.500%	04/20/46	574		609,499
3.500%	07/20/46	864		919,453
3.500%	07/20/48	758		800,516
3.500%	11/20/48	193		203,266
3.500%	01/20/49	349		369,413
3.500%	05/20/49	720		755,871
4.000%	06/15/40	87		96,083
4.000%	08/20/46	352		380,690
4.000%	11/20/46	213		230,583
4.000%	09/20/47	311		331,657
4.000%	06/20/48	505		537,372
4.000%	02/20/49	475		502,463
4.500%	02/20/41	285		319,464
4.500%	03/20/41	240		265,453
4.500%	06/20/44	185		204,984
4.500%	09/20/46	222		245,260
4.500%	11/20/46	431		475,670
4.500%	01/20/47	54		59,468
5.000%	07/15/33	94		108,527
5.000%	09/15/33	160		184,654
5.000%	04/15/34	73		82,224
5.000%	10/20/48	106		114,956
5.500%	03/15/34	169		196,275
5.500%	03/15/36	42		48,888
6.500%	07/15/32	13		14,535
6.500%	08/15/32	2		1,672
6.500%	08/15/32	3		3,332
6.500%	08/15/32	10		11,848
6.500%	08/15/32	59		68,811
7.000%	05/15/23	1		843
7.000%	06/15/23	—(r	)	415
7.000%	06/15/23	2		1,919
7.000%	06/15/23	2		1,979
7.000%	07/15/23	—(r	)	182
7.000%	07/15/23	6		5,843
7.000%	08/15/23	1		689
7.000%	08/15/23	1		1,436
7.000%	09/15/23	1		651
7.000%	10/15/23	1		573
7.000%	10/15/23	1		1,296
7.000%	11/15/23	1		1,491
7.000%	11/15/23	4		3,810
7.000%	01/15/24	16		17,100
7.000%	05/15/24	14		14,509
7.000%	08/15/28	26		29,254
7.500%	12/15/25	1		1,423
7.500%	12/15/25	20		21,170
7.500%	02/15/26	4		3,882

SEE NOTES TO FINANCIAL STATEMENTS.

A94

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
8.500%	09/15/24	24	$24,864
8.500%	04/15/25	3	2,834
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes
5.500%	09/18/33	300	423,273
Resolution Funding Corp. Interest Strips, Bonds
1.935%(s)	04/15/28	320	291,915
2.197%(s)	01/15/30	140	119,372
3.624%(s)	04/15/30	500	426,660
Resolution Funding Corp. Principal Strips, Bonds
1.875%(s)	01/15/30	285	247,737
3.143%(s)	04/15/30	2,305	1,995,761
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	325,317
2.875%	02/01/27	175	191,440
5.880%	04/01/36	230	341,490
6.750%	11/01/25	510	638,749
7.125%	05/01/30	530	772,190

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $93,953,899)			96,587,753

U.S. TREASURY OBLIGATIONS — 36.3%
U.S. Treasury Bonds
1.375%	11/15/40(a)	6,870	6,171,192
1.875%	02/15/51	125	119,277
2.250%	05/15/41	7,330	7,627,781
2.500%	02/15/46	1,985	2,149,693
2.500%	05/15/46	1,005	1,088,384
2.875%	05/15/43(k)	1,515	1,741,066
3.750%	11/15/43	9,410	12,346,214
U.S. Treasury Notes
0.875%	06/30/26	245	244,923
0.875%	11/15/30(a)	2,195	2,087,651
1.250%	04/30/28(a)	7,905	7,932,173
1.250%	06/30/28	2,675	2,679,598
1.625%	05/15/31	680	690,625
2.625%	02/15/29	2,275	2,494,680
2.875%	05/15/28	5,850	6,498,984
3.125%	11/15/28(a)	8,120	9,185,750
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29	15	13,220
1.225%(s)	02/15/41	130	85,516
1.417%(s)	02/15/38	525	376,257
1.450%(s)	08/15/42	60	37,683
1.463%(s)	11/15/42	155	96,851
1.488%(s)	11/15/41	730	468,512
1.775%(s)	02/15/40	535	361,627
1.982%(s)	08/15/39	2,120	1,449,633
1.990%(s)	02/15/39	2,900	2,010,062
2.010%(s)	08/15/30	1,060	918,970
2.056%(s)	11/15/38	345	242,053
2.169%(s)	05/15/39	990	681,940
2.172%(s)	02/15/28(k)	550	506,086
2.286%(s)	08/15/43	1,355	832,002
2.334%(s)	08/15/41	2,210	1,430,112
2.353%(s)	02/15/44	780	473,606
2.365%(s)	05/15/44	2,790	1,687,514
2.370%(s)	05/15/29	565	504,616
2.380%(s)	05/15/41	1,855	1,210,460

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.415%(s)	11/15/40	525	$347,546
2.416%(s)	05/15/42	80	50,719
2.434%(s)	11/15/45	345	201,785
2.436%(s)	02/15/46	390	226,794
2.443%(s)	08/15/44	210	126,082
2.486%(s)	02/15/45	200	118,742
2.506%(s)	11/15/43	4,315	2,631,644
2.857%(s)	05/15/31	500	425,254
3.176%(s)	08/15/40	800	532,937
4.096%(s)	02/15/42(k)	3,725	2,373,232

TOTAL U.S. TREASURY OBLIGATIONS (cost $81,312,710)			83,479,446

TOTAL LONG-TERM INVESTMENTS (cost $220,903,643)			227,631,993

		Shares

SHORT-TERM INVESTMENTS — 10.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		10,390,500	10,390,500
PGIM Institutional Money Market Fund (cost $14,367,985; includes $14,366,900 of cash collateral for securities on loan)(b)(wa)		14,376,608	14,367,982

TOTAL SHORT-TERM INVESTMENTS (cost $24,758,485)			24,758,482

TOTAL INVESTMENTS—109.8% (cost $245,662,128)			252,390,475
Liabilities in excess of other assets(z) — (9.8)%			(22,460,279)

NET ASSETS — 100.0%			$229,930,196

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,135,592; cash collateral of $14,366,900 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 1,500,000 is 0.7% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
121	2 Year U.S. Treasury Notes	Sep. 2021	$26,658,758	$(40,334)
351	5 Year U.S. Treasury Notes	Sep. 2021	43,323,821	(109,954)
300	10 Year U.S. Treasury Notes	Sep. 2021	39,750,000	209,879
17	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	3,275,688	81,592

				141,183

Short Positions:
248	10 Year U.S. Ultra Treasury Notes	Sep. 2021	36,506,376	(723,539)
270	20 Year U.S. Treasury Bonds	Sep. 2021	43,402,500	(1,111,550)

				(1,835,089)

				$(1,693,906)

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
970	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(33,824)	$(33,824)
1,940	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(73,122)	(73,122)
5,820	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(17,946)	(173,923)	(155,977)
2,910	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(72,689)	(72,689)

				$(17,946)	$(353,558)	$(335,612)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,811,099

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$27,464,208	$—
Commercial Mortgage-Backed Securities	—	17,544,360	—
Corporate Bonds	—	2,160,891	—
Residential Mortgage-Backed Securities	—	395,335	—
U.S. Government Agency Obligations	—	96,587,753	—
U.S. Treasury Obligations	—	83,479,446	—
Short-Term Investments
Affiliated Mutual Funds	24,758,482	—	—

Total	$24,758,482	$227,631,993	$—

Other Financial Instruments*
Assets
Futures Contracts	$291,471	$—	$—

Liabilities
Futures Contracts	$(1,985,377)	$—	$—
Centrally Cleared Inflation Swap Agreements	—	(335,612)	—

Total	$(1,985,377)	$(335,612)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Government Agency Obligations	42.0%
U.S. Treasury Obligations	36.3
Collateralized Loan Obligations	12.0
Affiliated Mutual Funds (6.2% represents investments purchased with collateral from securities on loan)	10.8
Commercial Mortgage-Backed Securities	7.6
Diversified Financial Services	0.9

Residential Mortgage-Backed Securities	0.2%

109.8
Liabilities in excess of other assets	(9.8)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$291,471	*	Due from/to broker-variation margin futures	$1,985,377	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	335,612	*

		$291,471			$2,320,989

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$110,866	$(48,216)	$3,769,590	$287,494

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(2,037,136)	$(387,003)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$14,046	$15,000	$89,555,850	$69,407,428

Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$7,760,000	$4,123,333

(1)	Cost.
(2)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$14,135,592	$(14,135,592)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $14,135,592:
Unaffiliated investments (cost $220,903,643)	$227,631,993
Affiliated investments (cost $24,758,485)	24,758,482
Interest receivable	600,940
Receivable for investments sold	977
Receivable for Portfolio shares sold	687
Prepaid expenses and other assets	1,044

Total Assets	252,994,123

LIABILITIES
Payable to broker for collateral for securities on loan	14,366,900
Payable for investments purchased	8,281,658
Due to broker-variation margin futures	186,599
Accrued expenses and other liabilities	103,253
Management fee payable	75,909
Payable for Portfolio shares purchased	37,337
Due to broker-variation margin swaps	11,281
Affiliated transfer agent fee payable	980
Trustees’ fees payable	7
Distribution fee payable	3

Total Liabilities	23,063,927

NET ASSETS	$229,930,196

Net assets were comprised of:
Partners’ Equity	$229,930,196

Class I:
Net asset value and redemption price per share, $229,910,814 / 16,231,269 outstanding shares of beneficial interest	$14.16

Class III:
Net asset value and redemption price per share, $19,382 / 1,369 outstanding shares of beneficial interest	$14.16

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,260,707
Affiliated dividend income	10,497
Income from securities lending, net (including affiliated income of $2,665)	3,394

Total income	2,274,598

EXPENSES
Management fee	467,183
Distribution fee—Class III	6
Shareholders’ reports	38,254
Custodian and accounting fees	27,073
Audit fee	18,104
Legal fees and expenses	9,054
Trustees’ fees	6,127
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	10,080

Total expenses	581,178

NET INVESTMENT INCOME (LOSS)	1,693,420

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,150))	(304,704)
Futures transactions	3,769,590
Options written transactions	(48,216)
Swap agreements transactions	287,494

3,704,164

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3))	(8,724,877)
Futures	(2,037,136)
Swap agreements	(387,003)

(11,149,016)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(7,444,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,751,432)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,693,420	$3,887,409
Net realized gain (loss) on investment transactions	3,704,164	(1,986,929)
Net change in unrealized appreciation (depreciation) on investments	(11,149,016)	14,795,126

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,751,432)	16,695,606

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	1,536,155	15,481,186
Portfolio shares purchased	(12,083,243)	(24,541,321)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(10,547,088)	(9,060,135)

TOTAL INCREASE (DECREASE)	(16,298,520)	7,635,471
NET ASSETS:
Beginning of period	246,228,716	238,593,245

End of period	$229,930,196	$246,228,716

SEE NOTES TO FINANCIAL STATEMENTS.

A100

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENTS — 11.1%
Bank of America Securities, Inc., 0.05%, dated 06/30/21, due 07/01/21 in the amount of $22,435,031 collateralized by FNMA (coupon rate 2.500%, maturity date 06/01/51), with the aggregate value, including accrued interest, of $22,883,700		22,435	$22,435,000
Goldman Sachs & Co., 0.05%, dated 06/29/21, due 07/06/21 in the amount of $10,000,097 collateralized by GNMA (coupon rates 3.000%-4.290%, maturity dates 07/15/41-05/20/50), with the aggregate value, including accrued interest, of $10,200,000		10,000	10,000,000
ING Financial Markets LLC, 0.02%, dated 06/11/21, due 07/12/21 in the amount of $20,000,344 collateralized by FHLMC (coupon rates 1.500%-4.500%, maturity dates 11/01/29-05/01/51) and FNMA (coupon rates 1.500%-5.000%, maturity dates 08/01/34-01/01/57), with the aggregate value, including accrued interest, of $20,400,000		20,000	20,000,000
RBC Dominion Securities, Inc., 0.05%, dated 06/30/21, due 07/07/21 in the amount of $25,000,243 collateralized by U.S. Treasury Securities (coupon rates 0.000%-0.375%, maturity dates 09/30/25-02/15/30), with the aggregate value, including accrued interest, of $25,500,035		25,000	25,000,000
TD Securities LLC, 0.055%, dated 06/30/21, due 07/01/21 in the amount of $22,000,034 collateralized by GNMA (coupon rate 2.500%, maturity date 06/20/51), with the aggregate value, including accrued interest, of $22,440,001		22,000	22,000,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $99,435,000)			99,435,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 51.0%
Federal Farm Credit Bank
1.400%	10/15/21	155	155,598
Federal Farm Credit Bank, 1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)
0.055%(c)	11/16/21	9,000	8,999,782
Federal Farm Credit Bank, 1 Month LIBOR + (0.045)% (Cap N/A, Floor 0.000%)
0.048%(c)	12/20/21	6,000	6,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)
0.075%(c)	07/16/21	500	500,015
0.077%(c)	09/10/21	500	500,064
0.081%(c)	08/09/21	18,000	18,001,128

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.000%)
0.175%(c)	07/26/21	8,000	$8,000,827
Federal Farm Credit Bank, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.201%(c)	09/24/21	8,500	8,503,202
Federal Farm Credit Bank, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.210%(c)	11/05/21	1,000	1,000,634
Federal Farm Credit Bank, 3 Month LIBOR + (0.090)%
0.045%(c)	11/30/21	8,000	8,000,000
Federal Farm Credit Bank, 3 Month LIBOR + (0.090)% (Cap N/A, Floor 0.000%)
0.028%(c)	12/16/21	15,000	15,000,108
0.086%(c)	11/02/21	6,000	5,999,966
Federal Farm Credit Bank, 3 Month LIBOR + (0.100)% (Cap N/A, Floor 0.000%)
0.081%(c)	10/27/21	7,950	7,950,837
Federal Farm Credit Bank, 3 Month LIBOR + (0.120)% (Cap N/A, Floor 0.000%)
0.011%(c)	12/07/21	1,750	1,749,941
Federal Farm Credit Bank, 3 Month LIBOR + (0.125)% (Cap N/A, Floor 0.000%)
0.060%(c)	07/30/21	16,000	16,000,000
Federal Farm Credit Bank, 3 Month LIBOR + (0.130)% (Cap N/A, Floor 0.000%)
0.006%(c)	11/29/21	18,000	17,999,158
Federal Farm Credit Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
0.080%(c)	05/13/22	20,000	19,999,118
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
0.090%(c)	07/08/22	6,000	5,999,690
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
0.120%(c)	02/17/22	7,000	7,000,000
Federal Farm Credit Bank, SOFR + 0.110%
0.160%(c)	07/08/21	2,500	2,499,996
Federal Home Loan Bank
0.025%(n)	07/21/21	16,000	15,999,778
0.030%	11/18/21	13,000	12,999,462
0.040%(n)	07/27/21	13,000	12,999,624
0.040%	10/22/21	10,000	10,000,000
0.050%(n)	08/06/21	10,500	10,499,475
0.055%(n)	08/27/21	4,000	3,999,652
0.058%(n)	08/18/21	11,000	10,999,149
0.060%	03/29/22	12,500	12,498,810
Federal Home Loan Bank, 1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)
0.062%(c)	12/17/21	12,500	12,501,706
Federal Home Loan Bank, 1 Month LIBOR + (0.030)% (Cap N/A, Floor 0.000%)
0.043%(c)	07/14/21	9,000	9,000,000
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)
0.095%(c)	09/28/21	7,000	7,000,000
Federal Home Loan Bank, 1 Month LIBOR + 0.005% (Cap N/A, Floor 0.000%)
0.080%(c)	08/16/21	6,000	6,000,131

SEE NOTES TO FINANCIAL STATEMENTS.

A101

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, 1 Month LIBOR + 0.040% (Cap N/A, Floor 0.000%)
0.120%(c)	07/06/21	8,000	$8,000,072
Federal Home Loan Bank, 3 Month LIBOR + (0.080)% (Cap N/A, Floor 0.000%)
0.070%(c)	08/24/21	17,000	17,001,208
Federal Home Loan Bank, 3 Month LIBOR + (0.095)% (Cap N/A, Floor 0.000%)
0.024%(c)	09/13/21	22,000	22,001,368
Federal Home Loan Bank, 3 Month LIBOR + (0.105)% (Cap N/A, Floor 0.000%)
0.071%(c)	08/04/21	21,425	21,425,536
Federal Home Loan Bank, 3 Month LIBOR + (0.120)% (Cap N/A, Floor 0.000%)
0.056%(c)	11/03/21	7,500	7,500,092
Federal Home Loan Bank, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
0.284%(c)	10/28/21	38,500	38,529,654
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
0.070%(c)	08/23/21	9,000	9,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
0.085%(c)	12/17/21	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
0.110%(c)	02/11/22	6,000	6,000,000
Federal Home Loan Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
0.135%(c)	09/10/21	8,000	8,000,546
Federal Home Loan Mortgage Corp., MTN, SOFR + 0.045% (Cap N/A, Floor 0.000%)
0.095%(c)	08/27/21	3,000	3,000,000
Federal National Mortgage Assoc., SOFR + 0.100% (Cap N/A, Floor 0.000%)
0.150%(c)	12/03/21	20,000	20,008,076
Federal National Mortgage Assoc., SOFR + 0.220% (Cap N/A, Floor 0.000%)
0.270%(c)	05/09/22	3,000	3,005,463

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $455,829,866)			455,829,866

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) — 37.7%
U.S. Treasury Bills
0.013%	08/26/21	15,000	$14,999,697
0.019%	09/02/21	15,000	14,999,514
0.020%	08/10/21	13,000	12,999,711
0.021%	07/29/21	13,000	12,999,788
0.030%	11/18/21	17,000	16,998,017
0.030%	11/26/21	28,000	27,996,524
0.035%	11/12/21	27,000	26,996,551
0.038%	12/09/21	11,000	10,998,155
0.040%	08/05/21	10,000	9,999,611
0.040%	12/16/21	6,500	6,498,787
0.041%	07/13/21	4,000	3,999,946
0.043%	07/27/21	28,500	28,499,107
0.046%	07/20/21	35,000	34,999,155
0.047%	08/24/21	18,000	17,998,745
0.049%	09/23/21	12,000	11,998,642
0.050%	08/12/21	11,000	10,999,358
0.056%	12/02/21	18,000	17,995,688
0.057%	08/19/21	13,000	12,999,000
0.058%	12/23/21	6,000	5,998,308
0.061%	07/22/21	36,000	35,998,719

TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $336,973,023)			336,973,023

TOTAL INVESTMENTS—99.8% (amortized cost $ 892,237,889)			892,237,889
Other assets in excess of liabilities — 0.2%			1,911,688

NET ASSETS — 100.0%			$894,149,577

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$99,435,000	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A102

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Government Agency Obligations	$—	$455,829,866	$—
U.S. Treasury Obligations	—	336,973,023	—

Total	$—	$892,237,889	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2021 were as follows:

U.S. Government Agency Obligations	51.0%
U.S. Treasury Obligations	37.7
Repurchase Agreements	11.1

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Bank of America Securities, Inc.	$22,435,000	$(22,435,000)	$—
Repurchase Agreements	Goldman Sachs & Co.	10,000,000	(10,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	20,000,000	(20,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	25,000,000	(25,000,000)	—
Repurchase Agreements	TD Securities LLC	22,000,000	(22,000,000)	—

		$99,435,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments, at amortized cost which approximates fair value:	$792,802,889
Repurchase Agreements (amortized cost $99,435,000)	99,435,000
Cash	41
Receivable for Portfolio shares sold	2,012,132
Interest receivable	42,946
Prepaid expenses	3,434

Total Assets	894,296,442

LIABILITIES
Shareholders’ reports payable	69,770
Payable for Portfolio shares purchased	40,408
Custodian and accounting fees payable	15,917
Audit fee payable	11,341
Management fee payable	8,118
Affiliated transfer agent fee payable	980
Accrued expenses and other liabilities	331

Total Liabilities	146,865

NET ASSETS	$894,149,577

Net assets were comprised of:
Partners’ Equity	$894,149,577

Class I:
Net asset value and redemption price per share, $767,958,650 / 76,793,105 outstanding shares of beneficial interest	$10.00

Class III:
Net asset value and redemption price per share, $126,190,927 / 12,619,093 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
Interest income	$286,672

EXPENSES
Management fee	1,282,571
Distribution fee—Class III	134,139
Shareholders’ reports	38,825
Custodian and accounting fees	37,080
Audit fee	13,041
Legal fees and expenses	10,090
Trustees’ fees	9,564
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	9,298

Total expenses	1,539,905
Less: Fee waivers and/or expense reimbursement	(1,119,094)
Less: Distribution fee waiver—Class III	(134,139)

Net expenses	286,672

NET INVESTMENT INCOME (LOSS)	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	3,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,348

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$—	$1,764,735
Net realized gain (loss) on investment transactions	3,348	27,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,348	1,791,941

DISTRIBUTIONS
Class I	(2,975)	(1,791,854)
Class III	(373)	(87)

	(3,348)	(1,791,941)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	592,868,232	850,786,598
Portfolio shares issued in reinvestment of distributions	3,348	1,791,941
Portfolio shares purchased	(556,503,097)	(594,349,211)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	36,368,483	258,229,328

TOTAL INCREASE (DECREASE)	36,368,483	258,229,328
NET ASSETS:
Beginning of period	857,781,094	599,551,766

End of period	$894,149,577	$857,781,094

SEE NOTES TO FINANCIAL STATEMENTS.

A104

PSF PGIM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.9%

BANK LOANS — 4.2%
Airlines — 0.5%
American Airlines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	04/20/28	988	$1,029,527
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28	1,656	1,675,957

			2,705,484

Chemicals — 0.6%
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.135%(c)	06/26/25	1,536	1,534,520
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
8.635%(c)	06/26/26	1,931	1,930,043

			3,464,563

Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	518	516,719

Computers — 0.7%
Everi Payments, Inc.,
Term Loan, 3 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	99	102,960
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.846%(c)	09/30/24	1,919	1,918,025
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	1,621	1,624,737

			3,645,722

Electric — 0.3%
Heritage Power LLC,
Term Loan B, 1 - 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,960	1,736,233

Electronics — 0.1%
Tech Data Corp.,
Non-FILO Term Loan, 1 Month LIBOR + 3.500%
3.604%(c)	06/30/25	571	571,115

Engineering & Construction — 0.0%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	59	64,364

Entertainment — 0.2%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.854%(c)	08/14/24	414	411,180
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	495	521,606

			932,786

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media — 0.0%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.360%(c)	08/24/26	239	$143,754

Oil & Gas — 0.4%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	1,385	1,527,540
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%
7.250%(c)	03/28/24	758	762,149

			2,289,689

Pharmaceuticals — 0.0%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	297	297,717

Retail — 0.2%
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
4.750%(c)	03/31/26	320	320,000
Great Outdoors Group, LLC,
Term B-1 Loan, 3 Month LIBOR + 4.250%
5.000%(c)	03/06/28	572	574,986

			894,986

Software — 0.8%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
3.854%(c)	10/02/25	541	537,340
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%
8.250%(c)	06/13/25	1,075	1,085,366
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/01/27	474	474,659
Informatica LLC,
Second Lien Initial Loan
7.125%	02/25/25	500	510,000
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	374	371,958
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.360%(c)	03/03/28	850	861,333
Term Loan B-3, 1 Month LIBOR + 3.750%
3.860%(c)	06/30/26	443	441,056

			4,281,712

Telecommunications — 0.3%
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	10/10/24	497	480,979
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24	132	128,697

SEE NOTES TO FINANCIAL STATEMENTS.

A105

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Telecommunications (cont’d.)
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.854%(c)	06/10/27		1,361	$1,360,612

				1,970,288

TOTAL BANK LOANS (cost $23,287,480)				23,515,132

CONVERTIBLE BOND — 0.1%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	07/16/21	(oo)	438	338,671

(cost $31,054)

CORPORATE BONDS — 87.0%
Advertising — 0.7%
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28	(a)	450	442,041
Sr. Unsec’d. Notes
5.750%	08/15/26		1,325	1,210,841
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	(a)	2,200	2,375,751

				4,028,633

Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30		1,850	2,192,351
5.805%	05/01/50		2,725	3,676,805
5.930%	05/01/60		225	310,351
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	(a)	800	855,487
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23	(a)	761	839,393
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26		200	211,003
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27	(a)	475	495,283
Gtd. Notes, 144A
4.625%	01/15/29	(a)	600	601,847

				9,182,520

Agriculture — 0.3%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26		350	371,735
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,100	1,122,047

				1,493,782

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.8%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25		800	$1,003,847
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	(a)	1,200	1,297,706
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26		425	456,143
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		990	1,024,883
4.625%	04/15/29		440	455,750

				4,238,329

Apparel — 0.2%
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25	(a)	625	660,785
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26		150	154,003
6.375%	05/15/25		425	451,970

				1,266,758

Auto Manufacturers — 2.6%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27		175	182,430
5.875%	06/01/29		225	247,192
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		2,150	2,289,750
5.291%	12/08/46	(a)	3,600	4,020,806
9.000%	04/22/25		725	893,392
9.625%	04/22/30	(a)	865	1,239,920
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	(a)	375	393,377
5.584%	03/18/24		625	684,534
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.750%	10/15/25	(a)	750	823,300
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25		2,000	2,066,260
Sr. Sec’d. Notes, 144A
9.500%	05/01/25	(a)	600	642,750
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28		1,050	1,105,996

				14,589,707

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		2,175	2,237,494

SEE NOTES TO FINANCIAL STATEMENTS.

A106

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Adient US LLC,
Sr. Sec’d. Notes, 144A
9.000%	04/15/25		200	$220,088
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	(a)	2,373	2,447,237
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	(a)	875	823,342
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		475	490,058
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		200	205,689
5.375%	11/15/27		175	186,170
5.625%	06/15/28		50	54,019
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	04/15/29	(a)	1,150	1,183,023
7.875%	01/15/29		175	197,618
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/30/28		325	339,232

				8,383,970

Banks — 0.2%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26	(oo)	600	616,615
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26		550	571,992

				1,188,607

Building Materials — 1.9%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	(a)	750	805,727
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	(a)	1,325	1,406,726
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	(a)	350	357,855
Sr. Sec’d. Notes, 144A
6.250%	05/15/25	(a)	350	373,468
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		375	399,031
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27		575	624,413
Sr. Unsec’d. Notes, 144A
4.750%	05/01/29		375	373,514

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	(a)	1,500	$1,589,722
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		600	574,051
4.375%	07/15/30	(a)	675	695,890
4.750%	01/15/28		825	863,245
5.000%	02/15/27	(a)	790	819,161
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		720	762,941
6.500%	03/15/27		300	317,189
U.S. Concrete, Inc.,
Gtd. Notes, 144A
5.125%	03/01/29	(a)	300	328,487

				10,291,420

Chemicals — 3.1%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,705	2,150,945
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29		400	391,000
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	(a)	670	726,289
7.000%	05/15/25	(a)	695	716,934
Gtd. Notes, 144A
5.750%	11/15/28	(a)	925	989,728
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	(a)	1,110	1,044,763
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27	(a)	1,000	1,078,602
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28		300	299,370
Nouryon Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	(a)	1,365	1,441,781
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/01/27	(a)	651	701,224
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		1,180	1,218,251
SCIH Salt Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/01/29	(a)	300	300,725
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24		1,510	1,418,200
10.875%	08/01/24		372	399,870

SEE NOTES TO FINANCIAL STATEMENTS.

A107

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	900	$910,072
Sr. Sec’d. Notes, 144A
6.500%	05/01/25(a)	550	583,663
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	450	464,763
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	325	324,890
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,155	1,138,858
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	500	561,746
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
4.875%	06/15/27	500	529,951

			17,391,625

Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	375	398,863

Commercial Services — 4.0%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	270	274,722
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	985	1,044,411
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	1,025	1,038,560
9.750%	07/15/27(a)	1,325	1,459,554
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28(a)	660	662,780
4.625%	06/01/28	415	416,046
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	375	385,286
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	475	479,730
4.625%	10/01/27	575	597,152
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	550	563,706
5.750%	07/15/27(a)	575	600,054
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25(a)	305	323,806
Carriage Services, Inc.,
Gtd. Notes, 144A
4.250%	05/15/29(a)	325	324,469

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28	450	$446,220
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	325	330,197
3.750%	10/01/30	225	230,184
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	1,275	1,255,336
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29(a)	650	678,297
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	395	406,250
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	07/15/29	300	300,645
5.625%	10/01/28	465	491,193
5.875%	10/01/30	165	179,681
Sr. Unsec’d. Notes, 144A
4.750%	07/15/31	250	250,734
Service Corp. International,
Sr. Unsec’d. Notes
4.000%	05/15/31(a)	550	560,860
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	350	356,324
4.000%	07/15/30	275	283,009
4.875%	01/15/28(a)	4,000	4,245,117
5.250%	01/15/30	350	383,450
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	3,300	3,480,669

			22,048,442

Computers — 2.0%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26(a)	3,325	3,505,070
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25(a)	1,417	1,474,058
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	225	232,523
5.125%	04/15/29(a)	650	670,629
5.250%	10/01/30(a)	835	868,619
8.125%	04/15/25	275	300,249
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	315,889
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25(a)	3,384	3,441,122

			10,808,159

SEE NOTES TO FINANCIAL STATEMENTS.

A108

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.4%
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24	1,075	$1,098,094
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)	1,375	1,351,766

			2,449,860

Diversified Financial Services — 2.5%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24(a)	800	822,003
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	430	448,333
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26(a)	400	411,011
5.375%	12/01/24	100	103,550
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26(a)	625	582,920
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28(a)	350	349,518
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	1,050	1,057,482
4.375%	05/15/31(a)	500	506,813
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30(a)	1,275	1,271,759
5.500%	08/15/28(a)	475	478,766
6.000%	01/15/27(a)	435	451,353
OneMain Finance Corp.,
Gtd. Notes
4.000%	09/15/30	375	371,679
6.625%	01/15/28	1,125	1,294,679
6.875%	03/15/25(a)	1,100	1,241,323
7.125%	03/15/26(a)	2,725	3,175,324
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	425	409,498
5.375%	10/15/25	575	605,202

			13,581,213

Electric — 3.9%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	1,632	1,612,366
5.000%	02/01/31(a)	1,925	1,914,615
5.125%	03/15/28(a)	4,900	4,981,500
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	57	54,856

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	651	$520,163
Mirant Corp.,
Sr. Unsec’d. Notes, 144A
0.000%(cc)	07/15/49^	250	250
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	525	559,896
6.625%	01/15/27	1,450	1,501,069
7.250%	05/15/26	50	51,939
Gtd. Notes, 144A
3.375%	02/15/29	275	269,344
3.625%	02/15/31(a)	675	662,898
5.250%	06/15/29(a)	775	825,202
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	935	946,183
5.250%	07/01/30(a)	2,705	2,741,468
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	1,515	1,555,247
5.500%	09/01/26(a)	1,350	1,392,899
5.625%	02/15/27(a)	1,458	1,515,121
Sr. Unsec’d. Notes, 144A
4.375%	05/01/29	650	653,429

			21,758,445

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	200	200,287
4.750%	06/15/28	225	231,297
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)	500	540,393
7.250%	06/15/28	835	929,838

			1,901,815

Electronics — 0.2%
Brightstar Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25(a)	900	970,403
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	250	247,321

			1,217,724

Engineering & Construction — 0.3%
AECOM,
Gtd. Notes
5.125%	03/15/27(a)	650	724,224
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	550	605,009

SEE NOTES TO FINANCIAL STATEMENTS.

A109

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	500	$495,307

			1,824,540

Entertainment — 4.3%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	532	544,574
Bally’s Corp.,
Gtd. Notes, 144A
6.750%	06/01/27(a)	1,725	1,839,342
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	405	429,593
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27(a)	410	456,259
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	2,725	2,760,060
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	472,870
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	250	257,710
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes, 144A
6.500%	10/01/28(a)	375	404,623
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28(a)	325	336,350
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	150	150,000
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	2,025	2,155,583
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29(a)	700	750,706
6.250%	01/15/27(a)	450	513,196
6.500%	02/15/25(a)	975	1,090,903
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	1,325	1,381,949
Merlin Entertainments Ltd. (United Kingdom),
Sec’d. Notes, 144A
5.750%	06/15/26	200	210,272
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	850	851,457
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	1,100	1,119,252

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Entertainment (cont’d.)
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27	1,100	$1,180,518
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	250	249,717
5.625%	01/15/27(a)	1,525	1,584,476
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	2,847	3,057,337
8.625%	07/01/25(a)	1,075	1,176,511
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	470	497,403
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	225	242,431

			23,713,092

Environmental Control — 0.1%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28	350	353,440
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29(a)	400	407,026

			760,466

Foods — 2.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	1,250	1,235,149
4.875%	02/15/30	775	826,519
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	1,285	1,338,877
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28(a)	625	620,584
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	225	234,068
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	375	388,093
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.750%	12/01/31	400	408,196
6.500%	04/15/29(a)	455	513,046
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)	775	860,624
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46(a)	1,100	1,246,648
4.875%	10/01/49(a)	750	908,922
5.000%	07/15/35	225	275,410
5.000%	06/04/42	300	365,872
5.200%	07/15/45	250	310,662
5.500%	06/01/50(a)	750	978,771

SEE NOTES TO FINANCIAL STATEMENTS.

A110

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31	(a)	700	$725,604
5.875%	09/30/27		2,150	2,293,039
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	(a)	960	977,020
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		150	149,718
U.S. Foods, Inc.,
Gtd. Notes, 144A
4.750%	02/15/29	(a)	325	331,484

				14,988,306

Gas — 1.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	(a)	1,475	1,623,355
5.750%	05/20/27	(a)	1,475	1,648,395
5.875%	08/20/26	(a)	975	1,091,707
Ferrellgas Escrow LLC,
Sr. Unsec’d. Notes
8.956%	03/30/31	^	3,150	3,150,000

				7,513,457

Healthcare-Services — 4.0%
AHP Health Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	07/15/29		125	126,719
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
3.125%	02/15/29		250	242,302
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	(a)	1,525	1,464,185
4.625%	06/01/30	(a)	1,950	2,006,509
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		250	266,172
7.050%	12/01/27		1,750	2,108,485
7.500%	11/06/33	(a)	750	1,037,723
Gtd. Notes, MTN
7.750%	07/15/36		400	543,906
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	(a)	1,025	997,772
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27	(a)	875	926,656
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	(a)	1,175	1,272,609
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	(a)	2,325	2,504,303

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	(a)	225	$229,467
10.000%	04/15/27	(a)	65	71,388
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	(a)	1,800	1,915,309
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	1,325	1,384,567
Sr. Sec’d. Notes, 144A
4.250%	06/01/29		1,250	1,267,283
4.875%	01/01/26	(a)	1,175	1,217,134
Sr. Unsec’d. Notes
6.750%	06/15/23		450	490,019
6.875%	11/15/31		2,025	2,293,856

				22,366,364

Home Builders — 4.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25		1,500	1,553,468
9.875%	04/01/27		975	1,090,144
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	(a)	1,225	1,286,772
6.750%	03/15/25	(a)	850	878,077
7.250%	10/15/29	(a)	1,275	1,412,744
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	(a)	1,175	1,165,981
6.250%	09/15/27	(a)	625	661,769
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		325	328,002
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		1,075	1,140,322
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	(a)	350	353,674
5.000%	03/01/28	(a)	500	517,131
KB Home,
Gtd. Notes
4.000%	06/15/31	(a)	375	378,091
4.800%	11/15/29		350	379,288
6.875%	06/15/27		1,150	1,371,812
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		625	653,113
5.625%	08/01/25		425	438,003
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,000	1,023,406
5.250%	12/15/27		650	681,579
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	(a)	525	588,447

SEE NOTES TO FINANCIAL STATEMENTS.

A111

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
6.000%	06/01/25	(a)	1,125	$1,282,860
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	(a)	550	564,929
4.750%	04/01/29		700	718,263
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26		550	579,088
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	(a)	625	708,417
6.625%	07/15/27		1,875	2,008,014
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		942	1,020,747
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		175	190,352
5.875%	04/15/23		1,150	1,228,079
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28		690	760,273

				24,962,845

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	(a)	625	635,592

Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	(a)	825	816,976
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		175	177,017
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27		425	426,405
Sr. Sec’d. Notes, 144A
5.000%	12/31/26		150	152,972
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	(a)	800	851,931

				2,425,301

Housewares — 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.500%	10/15/29		150	156,048
Gtd. Notes, 144A
4.000%	04/01/31	(a)	975	973,346

				1,129,394

Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29		300	305,900

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27		275	$273,037
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28		600	612,000
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29		400	398,025
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	(a)	875	886,113

				2,169,175

Iron/Steel — 0.5%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	(a)	1,065	1,176,092
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29		250	262,535
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29	(a)	1,295	1,387,013

				2,825,640

Leisure Time — 0.4%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26		755	883,487
12.250%	05/15/24		125	150,914
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		250	246,979
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29		150	152,657
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	(a)	525	534,147

				1,968,184

Lodging — 2.0%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27		550	569,189
Gtd. Notes, 144A
8.625%	06/01/25		225	247,807
Sr. Unsec’d. Notes, 144A
4.750%	06/15/31	(a)	525	545,813
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	(a)	375	401,221
Gtd. Notes, 144A
3.625%	02/15/32		925	913,687
4.000%	05/01/31		1,025	1,035,119
5.375%	05/01/25		225	236,979
5.750%	05/01/28		250	270,478

SEE NOTES TO FINANCIAL STATEMENTS.

A112

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	350	$369,702
4.750%	10/15/28		1,900	2,019,867
5.500%	04/15/27	(a)	625	686,197
6.750%	05/01/25	(a)	1,250	1,338,386
Travel + Leisure Co.,
Sr. Sec’d. Notes, 144A
4.625%	03/01/30		350	361,290
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	(a)	675	695,430
5.625%	08/26/28		1,350	1,411,000

				11,102,165

Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	(a)	550	572,727

Machinery-Diversified — 0.5%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28		150	154,266
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24		2,050	2,118,181
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	(a)	424	446,645
Vertical Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28		200	216,835

				2,935,927

Media — 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	(a)	3,965	4,104,711
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	(a)	3,700	3,771,021
4.500%	06/01/33	(a)	350	357,534
4.750%	03/01/30	(a)	2,375	2,509,622
5.000%	02/01/28		930	975,815
5.375%	06/01/29		200	218,549
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,190	1,124,141
4.125%	12/01/30		575	573,064
5.375%	02/01/28		200	211,387
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		3,275	3,212,285
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	(a)	5,640	2,766,225
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	(a)	1,270	822,884

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	285	$298,695
7.375%	07/01/28	(a)	265	285,232
7.750%	07/01/26	(a)	2,990	3,384,623
Gtd. Notes, 144A
5.125%	06/01/29		625	617,719
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30		350	348,515
5.875%	07/15/26		1,335	1,378,564
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26	(a)	325	345,767
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27		300	314,966
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29		425	429,219
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	(a)	400	411,182
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	(a)	505	522,590
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	(a)	750	787,769
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29		250	248,026
Sr. Unsec’d. Notes, 144A
5.375%	01/15/31		200	199,465
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	(a)	310	320,984
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.875%	03/15/26	(a)	275	283,333
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	(a)	300	302,255
5.125%	02/15/25	(a)	1,760	1,795,552
6.625%	06/01/27	(a)	1,275	1,381,506
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28		355	383,449

				34,686,649

Mining — 2.4%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26	(a)	1,425	1,467,109
Eldorado Gold Corp. (Turkey),
Sec’d. Notes, 144A
9.500%	06/01/24		1,014	1,099,544

SEE NOTES TO FINANCIAL STATEMENTS.

A113

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	(a)	640	$696,753
7.250%	04/01/23	(a)	735	748,839
7.500%	04/01/25		1,775	1,841,890
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28		825	870,647
4.625%	08/01/30	(a)	475	519,826
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		575	629,171
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26		300	301,425
6.125%	04/01/29	(a)	995	1,060,035
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
5.750%	10/15/28	(a)	850	884,433
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25		421	434,772
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27	(a)	1,175	1,275,080
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		50	52,485
5.875%	09/30/26	(a)	1,210	1,259,776

				13,141,785

Miscellaneous Manufacturing — 1.7%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		425	448,049
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	(a)	570	584,470
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26	(a)	700	732,879
7.450%	05/01/34		375	404,629
7.500%	12/01/24		2,600	2,720,880
7.500%	03/15/25		950	978,271
7.875%	04/15/27	(a)	3,250	3,369,091

				9,238,269

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29		305	308,536

Oil & Gas — 7.2%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		725	785,252
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes
7.875%	12/15/24	(d)	5,200	6,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25		1,845	$1,890,197
Gtd. Notes, 144A
5.375%	03/01/30	(a)	625	637,814
7.625%	02/01/29	(a)	900	1,000,732
8.375%	07/15/26		50	56,859
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28	(a)	275	292,877
4.750%	04/15/43	(a)	400	415,825
5.100%	09/01/40		750	787,563
5.250%	02/01/42		50	52,918
5.350%	07/01/49		75	79,084
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	(a)	1,750	1,825,781
9.000%	11/01/27	(a)	726	1,002,854
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26		300	316,563
5.875%	02/01/29		300	324,428
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	(a)	1,350	1,377,151
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		1,525	1,588,413
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27		1,375	1,474,299
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30		450	459,479
6.750%	03/01/29	(a)	825	878,744
Continental Resources, Inc.,
Gtd. Notes
4.900%	06/01/44		275	310,151
Gtd. Notes, 144A
5.750%	01/15/31		400	479,184
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29		200	209,765
5.625%	10/15/25		350	362,148
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,500	1,599,340
6.625%	07/15/25		230	246,468
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	(a)	1,275	1,366,118
5.000%	01/15/29		225	250,991
8.500%(cc)	02/01/30		175	227,702
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25		975	990,514
5.750%	02/01/29		200	208,499

SEE NOTES TO FINANCIAL STATEMENTS.

A114

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.000%	02/01/31		200	$211,920
6.250%	11/01/28	(a)	900	956,351
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	(a)	450	472,789
7.125%	02/01/27		1,277	1,362,750
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26		900	882,195
7.500%	01/15/28		1,250	1,206,445
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25		1,300	1,195,914
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	(a)	1,425	1,456,781
2.900%	08/15/24	(a)	1,025	1,048,091
4.100%	02/15/47		100	93,043
5.500%	12/01/25		200	220,988
5.550%	03/15/26		50	55,313
5.875%	09/01/25	(a)	425	473,231
6.125%	01/01/31	(a)	300	352,755
6.625%	09/01/30		200	240,572
7.150%	05/15/28		275	313,561
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		450	592,470
6.500%	02/01/38		225	300,211
6.625%	08/15/37		100	133,565
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29	(a)	500	507,759
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29		200	206,687
7.125%	01/15/26	(a)	1,225	1,263,024
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,075	1,116,157
9.250%	02/01/26		600	661,708
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22^	(d)	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26	(a)	850	875,850
5.875%	03/15/28		100	106,268
Gtd. Notes, 144A
4.500%	05/15/29	(a)	450	459,252
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25		325	282,522
7.500%	01/15/26		875	752,224
8.000%	02/01/27		525	440,773

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Vine Energy Holdings LLC,
Gtd. Notes, 144A
6.750%	04/15/29		400	$421,032

				40,166,417

Packaging & Containers — 0.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27		1,375	1,442,762
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	(a)	375	387,128
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27		825	842,399
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28		220	237,099
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26		400	410,817
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28		450	469,479
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25		200	223,310
6.625%	05/13/27	(a)	725	789,100

				4,802,094

Pharmaceuticals — 2.7%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	(a)	725	734,622
6.125%	08/01/28	(a)	820	873,043
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	(a)	400	434,766
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)	1,350	1,282,808
5.000%	02/15/29	(a)	350	326,274
5.250%	01/30/30	(a)	525	489,812
5.250%	02/15/31	(a)	1,075	1,003,268
6.125%	04/15/25		1,693	1,734,777
6.250%	02/15/29	(a)	4,060	4,014,975
7.000%	01/15/28	(a)	675	696,937
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		200	204,532
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	(a)	631	425,108
Sec’d. Notes, 144A
9.500%	07/31/27	(a)	63	64,444
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	04/01/29		450	441,084

SEE NOTES TO FINANCIAL STATEMENTS.

A115

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	(a)	325	$337,197
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	(a)	475	489,298
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25		700	740,484
Prestige Brands, Inc.,
Gtd. Notes, 144A
3.750%	04/01/31		450	434,731

				14,728,160

Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		750	783,238
5.750%	01/15/28	(a)	1,825	1,920,279
Cheniere Energy Partners LP,
Gtd. Notes, 144A
4.000%	03/01/31		900	941,029
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28		2,450	2,584,592
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	(a)	395	450,060
Gtd. Notes, 144A
6.450%	11/03/36		200	234,671
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	775	800,085
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		110	114,842
5.500%	07/15/28		50	54,016
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25		275	299,065
6.500%	07/01/27		810	903,008
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29		400	429,008
7.000%	08/01/27		260	275,871
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	(a)	2,269	2,414,698
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		454	461,442
5.500%	01/15/28	(a)	1,175	1,193,320
6.000%	12/31/30		425	442,775
7.500%	10/01/25		175	190,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	(a)	300	316,881
5.375%	02/01/27	(a)	275	286,415

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.500%	03/01/30	(a)	655	$720,054
5.875%	04/15/26	(a)	375	393,455
Gtd. Notes, 144A
4.875%	02/01/31	(a)	450	487,011
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		575	597,061
4.350%	02/01/25	(a)	650	686,770
5.300%	02/01/30	(a)	1,075	1,207,234
5.450%	04/01/44		75	80,735
5.500%	08/15/48	(a)	300	327,143

				19,595,420

Real Estate — 1.2%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	(a)	1,675	1,768,677
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		1,825	1,875,934
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		325	324,976
4.375%	02/01/31	(a)	500	498,035
5.375%	08/01/28		720	764,004
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		1,525	1,484,133

				6,715,759

Real Estate Investment Trusts (REITs) — 2.5%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	(a)	275	263,839
9.750%	06/15/25	(a)	1,775	1,969,740
Sr. Unsec’d. Notes
4.750%	02/15/28	(a)	1,325	1,313,189
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28	(a)	1,175	1,243,187
Gtd. Notes, 144A
4.625%	06/15/25		185	197,586
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	(a)	700	707,081
5.000%	10/15/27	(a)	1,075	1,139,919
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	(a)	525	558,686
7.500%	06/01/25	(a)	1,585	1,717,606
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29		250	251,250

SEE NOTES TO FINANCIAL STATEMENTS.

A116

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RLJ Lodging Trust LP,
Sr. Sec’d. Notes, 144A
3.750%	07/01/26		250	$252,594
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26		300	337,659
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29	(a)	375	362,141
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A
7.125%	12/15/24		305	315,470
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		805	862,206
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	(a)	400	399,596
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27		225	229,770
4.625%	12/01/29	(a)	1,725	1,833,256

				13,954,775

Retail — 2.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	(a)	2,200	2,128,881
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		275	271,819
3.875%	01/15/28		200	202,500
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29		275	277,750
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		100	100,250
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		425	448,533
Sr. Unsec’d. Notes
3.875%	05/15/23	(a)	725	749,131
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23		100	100,250
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25	(a)	1,075	1,135,872
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29		500	495,538
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	(a)	1,750	1,762,711
GYP Holdings III Corp.,
Gtd. Notes, 144A
4.625%	05/01/29		175	175,752

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (cont’d.)
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29		200	$201,515
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	(a)	325	333,233
Murphy Oil USA, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		250	247,210
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	(a)	1,370	1,333,441
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	2,600	2,684,376
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	(a)	350	368,067
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29		275	283,202
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28		425	453,376

				13,753,407

Semiconductors — 0.3%
Microchip Technology, Inc.,
Gtd. Notes
4.250%	09/01/25	(a)	1,470	1,543,923

Software — 1.2%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	(a)	1,410	1,404,613
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	(a)	325	347,844
BY Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24		1,555	1,582,501
Clarivate Science Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	(a)	500	513,050
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
10.250%	02/15/27	(a)	765	843,947
Sr. Sec’d. Notes, 144A
6.875%	08/15/26		1,019	1,080,498
MicroStrategy, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/28	(a)	325	324,767
Rackspace Technology Global, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/28	(a)	450	435,362

SEE NOTES TO FINANCIAL STATEMENTS.

A117

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Software (cont’d.)
Rocket Software, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/29	(a)	375	$371,856

				6,904,438

Telecommunications — 6.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	(a)	375	379,285
7.375%	05/01/26		2,490	2,588,467
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		1,771	1,809,146
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24		1,783	1,739,726
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25		652	553,377
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	(a)	363	354,269
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	(a)	1,517	1,522,531
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		1,050	1,094,227
8.750%	05/25/24		1,058	1,102,164
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		4,710	4,506,595
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(d)	1,595	913,990
Gtd. Notes, 144A
9.750%	07/15/25	(d)	3,955	2,309,210
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23	(d)	1,690	58,620
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25	(a)	3,454	3,374,411
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29		270	262,561
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	(a)	1,185	1,346,615
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42		1,100	1,234,704
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30		100	127,033
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		430	551,668
8.750%	03/15/32	(a)	731	1,110,778

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	(a)	1,385	$1,645,137
7.625%	03/01/26	(a)	500	611,672
7.875%	09/15/23		1,175	1,335,738
Switch Ltd.,
Gtd. Notes, 144A
4.125%	06/15/29		275	281,915
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27		275	287,014
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	(a)	525	534,876
6.500%	07/15/28	(a)	430	458,564
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/28	(a)	570	590,015
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27		115	114,244
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	(a)	1,125	1,148,717

				33,947,269

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		125	129,586

Transportation — 0.0%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		170	180,863

Trucking & Leasing — 0.0%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/28		200	208,330

TOTAL CORPORATE BONDS (cost $466,471,181)				482,424,627

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
2.721%(cc)	10/25/35		4	3,235
Alternative Loan Trust,
Series 2005-43, Class 4A3
2.842%(cc)	10/25/35		2	1,834
Series 2006-HY13, Class 4A1
3.051%(cc)	02/25/37		2	2,199
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.513%(c)	07/20/46		3	2,313
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.302%(c)	10/25/46		18	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

A118

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.671%(c)	09/25/45	—	(r)	$273
Banc of America Funding Trust,
Series 2006-B, Class 2A1
2.919%(cc)	03/20/36	4		4,237
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.234%(cc)	09/25/37	9		9,177
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.453%(c)	07/19/46	5		3,049
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.282%(c)	09/25/46	4		3,726
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	12		8,598
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.302%(c)	04/25/46	2		1,950
RALI Trust,
Series 2006-QA02, Class 3A1
5.445%(cc)	02/25/36	12		9,692
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3		2,376
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.000%(cc)	02/25/37	2		2,188
Series 2007-HY01, Class 4A1
3.031%(cc)	02/25/37	3		2,907

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $64,672)				69,754

		Shares
COMMON STOCKS — 3.5%
Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*		23,260		430,310

Electric Utilities — 0.4%
GenOn Energy Holdings, Inc. (Class A Stock)*^		11,836		1,657,040
Keycon Power Holdings LLC*^		2,150		303,150

				1,960,190

Gas Utilities — 0.7%
Ferrellgas Partners LP (Class B Stock)*		18,116		4,004,995

Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.		44,042		816,979

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 2.2%
Chesapeake Energy Corp.(a)	167,802	$8,712,280
Chesapeake Energy Corp. Backstop Commitment*^	1,220	62,629
Extraction Oil & Gas, Inc.*	64,683	3,551,743

		12,326,652

TOTAL COMMON STOCKS (cost $9,825,557)		19,539,126

PREFERRED STOCKS — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The),
Series K, 6.375%(c), 3 Month LIBOR + 3.550%, Maturing 05/10/24(oo)	11,850	348,390

Construction Materials — 0.0%
New Millennium Homes LLC, Maturing 01/01/49^	408	2,859

Media — 0.0%
Adelphia Communications Corp.^	700	1

TOTAL PREFERRED STOCKS (cost $296,917)		351,250

	Units
WARRANTS* — 0.0%
Hotels, Restaurants & Leisure
CEC Brands LLC, expiring 12/31/25 (cost $0)	41,205	138,037

TOTAL LONG-TERM INVESTMENTS (cost $499,976,861)		526,376,597

	Shares
SHORT-TERM INVESTMENTS — 36.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	20,211,484	20,211,484
PGIM Institutional Money Market Fund (cost $182,848,335; includes $182,837,236 of cash collateral for securities on loan)(b)(wa)	182,977,187	182,867,401

TOTAL SHORT-TERM INVESTMENTS (cost $203,059,819)		203,078,885

TOTAL INVESTMENTS—131.5% (cost $703,036,680)		729,455,482
Liabilities in excess of other assets(z) — (31.5)%		(174,756,704)

NET ASSETS — 100.0%		$554,698,778

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,343,256 and 0.9% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $179,704,369; cash collateral of $182,837,236 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
111	2 Year U.S. Treasury Notes	Sep. 2021	$24,455,555	$(37,493)
298	5 Year U.S. Treasury Notes	Sep. 2021	36,782,047	(86,724)
132	10 Year U.S. Treasury Notes	Sep. 2021	17,490,000	67,131
14	20 Year U.S. Treasury Bonds	Sep. 2021	2,250,500	59,026

				1,940

Short Position:
20	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	3,853,750	(164,304)

				$(162,364)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.36.V1	06/20/26	5.000	%(Q)	4,225	2.737%	$(394,534)	$(438,474)	$(43,940)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,093,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Bank Loans	$—	$23,347,808	$167,324
Convertible Bond	—	338,671	—
Corporate Bonds	—	479,274,374	3,150,253
Residential Mortgage-Backed Securities	—	69,754	—
Common Stocks	13,081,002	4,435,305	2,022,819
Preferred Stocks	348,390	—	2,860
Warrants	—	138,037	—
Short-Term Investments
Affiliated Mutual Funds	203,078,885	—	—

Total	$216,508,277	$507,603,949	$5,343,256

Other Financial Instruments*
Assets
Futures Contracts	$126,157	$—	$—

Liabilities
Futures Contracts	$(288,521)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(43,940)	—

Total	$(288,521)	$(43,940)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (33.0% represents investments purchased with collateral from securities on loan)	36.6%
Oil & Gas	7.6

Telecommunications	6.5%
Media	6.3
Home Builders	4.5

SEE NOTES TO FINANCIAL STATEMENTS.

A121

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Entertainment	4.5%
Electric	4.2
Commercial Services	4.1
Healthcare-Services	4.0
Chemicals	3.8
Pipelines	3.5
Pharmaceuticals	2.7
Foods	2.7
Retail	2.7
Computers	2.7
Auto Manufacturers	2.6
Real Estate Investment Trusts (REITs)	2.5
Diversified Financial Services	2.5
Mining	2.4
Oil, Gas & Consumable Fuels	2.2
Software	2.0
Lodging	2.0
Building Materials	1.9
Miscellaneous Manufacturing	1.7
Aerospace & Defense	1.7
Auto Parts & Equipment	1.5
Gas	1.4
Airlines	1.3
Real Estate	1.2
Packaging & Containers	0.9
Advertising	0.7
Gas Utilities	0.7
Machinery-Diversified	0.5
Iron/Steel	0.5
Distribution/Wholesale	0.4
Household Products/Wares	0.4

Internet	0.4%
Leisure Time	0.4
Electric Utilities	0.4
Electrical Components & Equipment	0.3
Engineering & Construction	0.3
Electronics	0.3
Semiconductors	0.3
Agriculture	0.3
Apparel	0.2
Banks	0.2
Housewares	0.2
Independent Power & Renewable Electricity Producers	0.1
Environmental Control	0.1
Home Furnishings	0.1
Machinery-Construction & Mining	0.1
Coal	0.1
Capital Markets	0.1
Office/Business Equipment	0.1
Insurance	0.1
Trucking & Leasing	0.0	*
Transportation	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Toys/Games/Hobbies	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Construction Materials	0.0	*

	131.5
Liabilities in excess of other assets	(31.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$43,940	*
Interest rate contracts	Due from/to broker-variation margin futures	126,157	*	Due from/to broker-variation margin futures	288,521	*

		$126,157			$332,461

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(678,592)
Interest rate contracts	(349,724)	—

Total	$(349,724)	$(678,592)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$365,767
Interest rate contracts	(215,536)	—

Total	$(215,536)	$365,767

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$63,231,422	$5,321,068

Credit Default Swap Agreements— Buy Protection(1)
$6,325,000

Credit Default Swap Agreements— Sell Protection(1)
$1,408,333

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$179,704,369	$(179,704,369)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $179,704,369:
Unaffiliated investments (cost $499,976,861)	$526,376,597
Affiliated investments (cost $203,059,819)	203,078,885
Cash	45,823
Dividends and interest receivable	7,764,826
Receivable for investments sold	2,789,687
Deposit with broker for centrally cleared/exchange-traded derivatives	1,093,000
Receivable for Portfolio shares sold	155,830
Due from broker-variation margin futures	33,433
Tax reclaim receivable	3,712
Prepaid expenses	1,294

Total Assets	741,343,087

LIABILITIES
Payable to broker for collateral for securities on loan	182,837,236
Payable for investments purchased	3,165,948
Accrued expenses and other liabilities	315,370
Management fee payable	235,043
Payable for Portfolio shares purchased	83,533
Payable to affiliate	3,712
Due to broker-variation margin swaps	2,303
Affiliated transfer agent fee payable	980
Distribution fee payable	184

Total Liabilities	186,644,309

NET ASSETS	$554,698,778

Net assets were comprised of:
Partners’ Equity	$554,698,778

Class I:
Net asset value and redemption price per share, $553,618,194 / 84,656,650 outstanding shares of beneficial interest	$6.54

Class III:
Net asset value and redemption price per share, $1,080,584 / 165,282 outstanding shares of beneficial interest	$6.54

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$15,541,894
Income from securities lending, net (including affiliated income of $49,440)	84,935
Unaffiliated dividend income (net of $426 foreign withholding tax, all of which is reimbursable by an affiliate)	82,091
Affiliated dividend income	10,158

Total income	15,719,078

EXPENSES
Management fee	1,480,046
Distribution fee—Class III	244
Shareholders’ reports	42,991
Custodian and accounting fees	38,860
Audit fee	23,806
Legal fees and expenses	9,634
Trustees’ fees	7,887
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	12,264

Total expenses	1,621,029
Less: Fee waivers and/or expense reimbursement	(86,917)

Net expenses	1,534,112

NET INVESTMENT INCOME (LOSS)	14,184,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(24,073))	2,630,705
Futures transactions	(349,724)
Swap agreements transactions	(678,592)

1,602,389

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,067))	14,558,499
Futures	(215,536)
Swap agreements.	365,767

14,708,730

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	16,311,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,496,085

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$14,184,966	$30,591,114
Net realized gain (loss) on investment transactions	1,602,389	2,720,001
Net change in unrealized appreciation (depreciation) on investments	14,708,730	1,317,496

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,496,085	34,628,611

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	14,511,765	17,957,341
Portfolio shares purchased	(19,543,783)	(45,352,928)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(5,032,018)	(27,395,587)

TOTAL INCREASE (DECREASE)	25,464,067	7,233,024
NET ASSETS:
Beginning of period	529,234,711	522,001,687

End of period	$554,698,778	$529,234,711

SEE NOTES TO FINANCIAL STATEMENTS.

A124

PSF PGIM JENNISON BLEND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 2.0%
Airbus SE (France)*	337,176	$43,479,712
Raytheon Technologies Corp.	555,791	47,414,530
Safran SA (France)	246,428	34,172,572

		125,066,814

Air Freight & Logistics — 0.8%
FedEx Corp.	165,352	49,329,462

Airlines — 0.5%
Delta Air Lines, Inc.*	749,714	32,432,628

Automobiles — 4.2%
General Motors Co.*	1,257,566	74,410,180
Tesla, Inc.*	267,143	181,577,097

		255,987,277

Banks — 5.8%
Bank of America Corp.	1,996,681	82,323,158
Citigroup, Inc.	770,439	54,508,559
JPMorgan Chase & Co.	648,306	100,837,515
PNC Financial Services Group, Inc. (The)	313,584	59,819,284
Truist Financial Corp.	999,807	55,489,288

		352,977,804

Beverages — 0.6%
PepsiCo, Inc.	246,730	36,557,984

Biotechnology — 0.3%
Zai Lab Ltd. (China), ADR*	107,515	19,029,080

Building Products — 1.2%
Johnson Controls International PLC	1,031,023	70,759,109

Capital Markets — 2.2%
Blackstone Group, Inc. (The)(a)	471,978	45,847,943
Goldman Sachs Group, Inc. (The)	239,754	90,993,836

		136,841,779

Chemicals — 1.8%
FMC Corp.	295,603	31,984,245
Linde PLC (United Kingdom)	279,016	80,663,525

		112,647,770

Communications Equipment — 0.6%
Cisco Systems, Inc.	692,428	36,698,684

Consumer Finance — 1.7%
Capital One Financial Corp.	359,878	55,669,528
SLM Corp.(a)	2,155,555	45,137,322

		100,806,850

Containers & Packaging — 0.8%
Crown Holdings, Inc.	492,053	50,292,737

Entertainment — 3.4%
Netflix, Inc.*	176,278	93,111,802
Spotify Technology SA*	145,112	39,991,416
Walt Disney Co. (The)*	416,161	73,148,619

		206,251,837

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	86,094	$34,064,813
Walmart, Inc.	428,409	60,414,237

		94,479,050

Food Products — 0.8%
Mondelez International, Inc. (Class A Stock)	824,252	51,466,295

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	464,138	53,807,519
Danaher Corp.	163,962	44,000,842
Zimmer Biomet Holdings, Inc.	279,304	44,917,669

		142,726,030

Health Care Providers & Services — 1.4%
Cigna Corp.	157,552	37,350,853
Laboratory Corp. of America Holdings*	172,204	47,502,473

		84,853,326

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. (Class A Stock)*	230,133	35,242,568
Chipotle Mexican Grill, Inc.*	17,914	27,772,791
McDonald’s Corp.	152,795	35,294,117
Royal Caribbean Cruises Ltd.*(a)	387,395	33,037,045

		131,346,521

Household Durables — 0.5%
D.R. Horton, Inc.	356,928	32,255,583

Household Products — 0.5%
Procter & Gamble Co. (The)	239,033	32,252,723

Industrial Conglomerates — 0.6%
General Electric Co.	2,532,500	34,087,450

Insurance — 2.4%
Chubb Ltd.	362,217	57,570,770
Marsh & McLennan Cos., Inc.	333,050	46,853,474
MetLife, Inc.	754,489	45,156,167

		149,580,411

Interactive Media & Services — 9.2%
Alphabet, Inc. (Class A Stock)*	73,598	179,710,861
Alphabet, Inc. (Class C Stock)*	37,120	93,034,598
Bumble, Inc. (Class A Stock)*(a)	234,244	13,492,454
Facebook, Inc. (Class A Stock)*	405,934	141,147,311
Match Group, Inc.*	380,918	61,423,028
Snap, Inc. (Class A Stock)*	1,131,935	77,130,051

		565,938,303

Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc.*	64,341	221,343,335
MercadoLibre, Inc. (Argentina)*	47,013	73,236,381

		294,579,716

IT Services — 10.9%
Adyen NV (Netherlands), 144A*	36,170	88,544,173
Affirm Holdings, Inc.*(a)	216,386	14,573,597
Mastercard, Inc. (Class A Stock)	157,760	57,596,598
Okta, Inc.*	37,856	9,262,606
PayPal Holdings, Inc.*	301,268	87,813,597

SEE NOTES TO FINANCIAL STATEMENTS.

A125

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	112,717	$164,677,283
Snowflake, Inc. (Class A Stock)*(a)	31,541	7,626,614
Square, Inc. (Class A Stock)*	296,883	72,380,075
Twilio, Inc. (Class A Stock)*	226,356	89,220,481
Visa, Inc. (Class A Stock)(a)	339,560	79,395,919

		671,090,943

Life Sciences Tools & Services — 0.3%
Sartorius Stedim Biotech (France)	36,157	17,136,998

Machinery — 1.1%
Fortive Corp.	398,969	27,824,098
Otis Worldwide Corp.	500,961	40,963,581

		68,787,679

Multi-Utilities — 1.4%
Dominion Energy, Inc.	1,197,807	88,122,661

Oil, Gas & Consumable Fuels — 2.6%
ConocoPhillips	2,616,045	159,317,141

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	202,807	64,508,851

Pharmaceuticals — 3.6%
AstraZeneca PLC (United Kingdom), ADR(a)	1,183,212	70,874,399
Bristol-Myers Squibb Co.	666,244	44,518,424
Eli Lilly & Co.	447,537	102,718,692

		218,111,515

Road & Rail — 1.8%
Uber Technologies, Inc.*	1,267,379	63,521,036
Union Pacific Corp.	197,755	43,492,257

		107,013,293

Semiconductors & Semiconductor Equipment — 6.1%
Broadcom, Inc.	125,299	59,747,575
Lam Research Corp.	77,295	50,295,857
NVIDIA Corp.	174,794	139,852,679
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	530,230	63,712,437
Texas Instruments, Inc.	322,975	62,108,092

		375,716,640

Software — 8.4%
Adobe, Inc.*	186,743	109,364,171
Atlassian Corp. PLC (Class A Stock)*	148,851	38,233,868
Crowdstrike Holdings, Inc. (Class A Stock)*	214,594	53,929,618
Microsoft Corp.	763,618	206,864,116
PTC, Inc.*	199,478	28,178,262
salesforce.com, Inc.*	101,608	24,819,786
Trade Desk, Inc. (The) (Class A Stock)*(a)	520,840	40,292,182
Zoom Video Communications, Inc. (Class A Stock)*	28,164	10,900,313

		512,582,316

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail — 2.6%
Carvana Co.*(a)	106,571	$32,165,259
Lowe’s Cos., Inc.	222,027	43,066,577
Ross Stores, Inc.	314,684	39,020,816
TJX Cos., Inc. (The)	636,273	42,897,526

		157,150,178

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	1,634,242	223,825,784

Textiles, Apparel & Luxury Goods — 3.3%
Lululemon Athletica, Inc.*	130,452	47,611,066
LVMH Moet Hennessy Louis Vuitton SE (France)	111,192	87,324,061
NIKE, Inc. (Class B Stock)	440,128	67,995,375

		202,930,502

Trading Companies & Distributors — 0.5%
United Rentals, Inc.*	95,637	30,509,159

TOTAL LONG-TERM INVESTMENTS (cost $3,219,755,377)		6,096,048,883

SHORT-TERM INVESTMENTS — 6.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	36,244,225	36,244,225
PGIM Institutional Money Market Fund (cost $346,405,821; includes $346,384,480 of cash collateral for securities on loan)(b)(wa)	346,885,953	346,677,822

TOTAL SHORT-TERM INVESTMENTS (cost $382,650,046)		382,922,047

TOTAL INVESTMENTS—105.6% (cost $3,602,405,423)		6,478,970,930
Liabilities in excess of other assets — (5.6)%		(344,419,964)

NET ASSETS — 100.0%		$6,134,550,966

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $336,924,668; cash collateral of $346,384,480 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A126

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$47,414,530	$77,652,284	$—
Air Freight & Logistics	49,329,462	—	—
Airlines	32,432,628	—	—
Automobiles	255,987,277	—	—
Banks	352,977,804	—	—
Beverages	36,557,984	—	—
Biotechnology	19,029,080	—	—
Building Products	70,759,109	—	—
Capital Markets	136,841,779	—	—
Chemicals	112,647,770	—	—
Communications Equipment	36,698,684	—	—
Consumer Finance	100,806,850	—	—
Containers & Packaging	50,292,737	—	—
Entertainment	206,251,837	—	—
Food & Staples Retailing	94,479,050	—	—
Food Products	51,466,295	—	—
Health Care Equipment & Supplies	142,726,030	—	—
Health Care Providers & Services	84,853,326	—	—
Hotels, Restaurants & Leisure	131,346,521	—	—
Household Durables	32,255,583	—	—
Household Products	32,252,723	—	—
Industrial Conglomerates	34,087,450	—	—
Insurance	149,580,411	—	—
Interactive Media & Services	565,938,303	—	—
Internet & Direct Marketing Retail	294,579,716	—	—
IT Services	582,546,770	88,544,173	—
Life Sciences Tools & Services	—	17,136,998	—
Machinery	68,787,679	—	—
Multi-Utilities	88,122,661	—	—
Oil, Gas & Consumable Fuels	159,317,141	—	—
Personal Products	64,508,851	—	—
Pharmaceuticals	218,111,515	—	—
Road & Rail	107,013,293	—	—
Semiconductors & Semiconductor Equipment	375,716,640	—	—
Software	512,582,316	—	—
Specialty Retail	157,150,178	—	—
Technology Hardware, Storage & Peripherals	223,825,784	—	—
Textiles, Apparel & Luxury Goods	115,606,441	87,324,061	—
Trading Companies & Distributors	30,509,159	—	—
Short-Term Investments
Affiliated Mutual Funds	382,922,047	—	—

Total	$6,208,313,414	$270,657,516	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A127

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

IT Services	10.9%
Interactive Media & Services	9.2
Software	8.4
Affiliated Mutual Funds (5.6% represents investments purchased with collateral from securities on loan)	6.2
Semiconductors & Semiconductor Equipment	6.1
Banks	5.8
Internet & Direct Marketing Retail	4.8
Automobiles	4.2
Technology Hardware, Storage & Peripherals	3.7
Pharmaceuticals	3.6
Entertainment	3.4
Textiles, Apparel & Luxury Goods	3.3
Oil, Gas & Consumable Fuels	2.6
Specialty Retail	2.6
Insurance	2.4
Health Care Equipment & Supplies	2.3
Capital Markets	2.2
Hotels, Restaurants & Leisure	2.1
Aerospace & Defense	2.0
Chemicals	1.8
Road & Rail	1.8
Consumer Finance	1.7

Food & Staples Retailing	1.5%
Multi-Utilities	1.4
Health Care Providers & Services	1.4
Building Products	1.2
Machinery	1.1
Personal Products	1.1
Food Products	0.8
Containers & Packaging	0.8
Air Freight & Logistics	0.8
Communications Equipment	0.6
Beverages	0.6
Industrial Conglomerates	0.6
Airlines	0.5
Household Durables	0.5
Household Products	0.5
Trading Companies & Distributors	0.5
Biotechnology	0.3
Life Sciences Tools & Services	0.3

105.6
Liabilities in excess of other assets	(5.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$336,924,668	$(336,924,668)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2021
ASSETS
Investments at value, including securities on loan of $336,924,668:
Unaffiliated investments (cost $3,219,755,377)	$6,096,048,883
Affiliated investments (cost $382,650,046)	382,922,047
Cash	44
Receivable for investments sold	4,903,803
Dividends receivable	1,734,581
Tax reclaim receivable	1,266,772
Receivable for Portfolio shares sold	5,694
Prepaid expenses and other assets	361,381

Total Assets	6,487,243,205

LIABILITIES
Payable to broker for collateral for securities on loan	346,384,480
Management fee payable	2,211,764
Payable for investments purchased	1,745,779
Payable for Portfolio shares purchased	1,269,634
Payable to affiliate	746,849
Accrued expenses and other liabilities	331,942
Affiliated transfer agent fee payable	980
Distribution fee payable	457
Administration fee payable	354

Total Liabilities	352,692,239

NET ASSETS	$6,134,550,966

Net assets were comprised of:
Partners’ Equity	$6,134,550,966

Class I:
Net asset value and redemption price per share, $6,132,239,054 / 67,141,689 outstanding shares of beneficial interest	$91.33

Class II:
Net asset value and redemption price per share, $2,196,964 / 24,622 outstanding shares of beneficial interest	$89.23

Class III:
Net asset value and redemption price per share, $114,948 / 1,259 outstanding shares of beneficial interest	$91.29

Net Asset Values Per Share may not recalculate due to rounding.

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $209,666 foreign withholding tax)	$26,876,311
Income from securities lending, net (including affiliated income of $126,640)	152,268
Affiliated dividend income	37,164

Total income	27,065,743

EXPENSES
Management fee	13,054,875
Distribution fee—Class II	2,582
Distribution fee—Class III	23
Administration fee—Class II	1,549
Custodian and accounting fees	157,779
Shareholders’ reports	127,762
Trustees’ fees	38,213
Legal fees and expenses	19,313
Audit fee	13,011
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	51,147

Total expenses	13,471,551

NET INVESTMENT INCOME (LOSS)	13,594,192

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20,698))	265,709,994
Foreign currency transactions	31,066

265,741,060

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,107))	390,613,832
Foreign currencies	(7,676)

390,606,156

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	656,347,216

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$669,941,408

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$13,594,192	$38,294,761
Net realized gain (loss) on investment and foreign currency transactions	265,741,060	537,155,668
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	390,606,156	719,957,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	669,941,408	1,295,408,305

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	3,756,947	10,494,011
Portfolio shares purchased	(213,504,338)	(344,263,770)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(209,747,391)	(333,769,759)

TOTAL INCREASE (DECREASE)	460,194,017	961,638,546
NET ASSETS:
Beginning of period	5,674,356,949	4,712,718,403

End of period	$6,134,550,966	$5,674,356,949

SEE NOTES TO FINANCIAL STATEMENTS.

A129

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Aerospace & Defense — 1.3%
Airbus SE (France)*	22,352	$2,882,348

Air Freight & Logistics — 0.8%
FedEx Corp.	6,389	1,906,030

Airlines — 0.8%
Delta Air Lines, Inc.*	40,791	1,764,619

Automobiles — 4.5%
General Motors Co.*	69,891	4,135,450
Tesla, Inc.*	9,054	6,154,004

		10,289,454

Banks — 7.1%
Bank of America Corp.	109,226	4,503,388
JPMorgan Chase & Co.	32,298	5,023,631
PNC Financial Services Group, Inc. (The)	17,740	3,384,082
Truist Financial Corp.	55,189	3,062,990

		15,974,091

Building Products — 1.5%
Johnson Controls International PLC	49,268	3,381,263

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	15,002	5,693,709

Chemicals — 1.8%
Linde PLC (United Kingdom)	13,899	4,018,201

Containers & Packaging — 1.1%
Crown Holdings, Inc.	24,488	2,502,918

Entertainment — 3.8%
Netflix, Inc.*	5,311	2,805,323
ROBLOX Corp. (Class A Stock)*(a)	7,801	701,934
Spotify Technology SA*	5,900	1,625,981
Walt Disney Co. (The)*	19,170	3,369,511

		8,502,749

Food & Staples Retailing — 1.6%
Walmart, Inc.	25,966	3,661,725

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	18,153	2,919,365

Health Care Providers & Services — 1.5%
Cigna Corp.	7,064	1,674,662
Laboratory Corp. of America Holdings*	6,608	1,822,817

		3,497,479

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. (Class A Stock)*	20,429	3,128,497
Royal Caribbean Cruises Ltd.*(a)	18,753	1,599,256

		4,727,753

Household Durables — 0.7%
D.R. Horton, Inc.	17,691	1,598,736

Industrial Conglomerates — 0.9%
General Electric Co.	151,946	2,045,193

Insurance — 2.7%
Chubb Ltd.	19,424	3,087,251

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
MetLife, Inc.	51,332	$3,072,220

		6,159,471

Interactive Media & Services — 11.2%
Alphabet, Inc. (Class A Stock)*	3,404	8,311,853
Alphabet, Inc. (Class C Stock)*	1,491	3,736,923
Facebook, Inc. (Class A Stock)*	14,808	5,148,890
Match Group, Inc.*	30,080	4,850,400
Snap, Inc. (Class A Stock)*	48,559	3,308,810

		25,356,876

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.*	2,814	9,680,610
MercadoLibre, Inc. (Argentina)*	2,202	3,430,254

		13,110,864

IT Services — 13.2%
Adyen NV (Netherlands), 144A*	1,305	3,194,640
Affirm Holdings, Inc.*(a)	26,665	1,795,888
Mastercard, Inc. (Class A Stock)	9,924	3,623,153
Okta, Inc.*	9,797	2,397,130
PayPal Holdings, Inc.*	12,345	3,598,321
Shopify, Inc. (Canada) (Class A Stock)*	4,519	6,602,169
Snowflake, Inc. (Class A Stock)*(a)	4,418	1,068,272
Square, Inc. (Class A Stock)*	15,916	3,880,321
Twilio, Inc. (Class A Stock)*	9,675	3,813,498

		29,973,392

Multi-Utilities — 1.5%
Dominion Energy, Inc.	45,869	3,374,582

Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	101,031	6,152,788

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,015	2,867,491

Pharmaceuticals — 4.1%
AstraZeneca PLC (United Kingdom), ADR(a)	50,791	3,042,381
Eli Lilly & Co.	27,209	6,245,010

		9,287,391

Road & Rail — 3.1%
Uber Technologies, Inc.*	63,218	3,168,486
Union Pacific Corp.	17,243	3,792,253

		6,960,739

Semiconductors & Semiconductor Equipment — 5.5%
Broadcom, Inc.	4,370	2,083,791
Lam Research Corp.	3,433	2,233,853
NVIDIA Corp.	6,893	5,515,089
Texas Instruments, Inc.	14,102	2,711,815

		12,544,548

Software — 9.0%
Adobe, Inc.*	7,253	4,247,647
DocuSign, Inc.*	7,918	2,213,635
HubSpot, Inc.*	1,381	804,736

SEE NOTES TO FINANCIAL STATEMENTS.

A130

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Microsoft Corp.	38,118	$10,326,166
PTC, Inc.*	12,452	1,758,970
RingCentral, Inc. (Class A Stock)*	3,701	1,075,437

		20,426,591

Specialty Retail — 2.1%
Lowe’s Cos., Inc.	11,368	2,205,051
Ross Stores, Inc.	20,440	2,534,560

		4,739,611

Textiles, Apparel & Luxury Goods — 4.3%
Lululemon Athletica, Inc.*	7,297	2,663,186
LVMH Moet Hennessy Louis Vuitton SE (France)	6,402	5,027,778
NIKE, Inc. (Class B Stock)	13,582	2,098,283

		9,789,247

TOTAL LONG-TERM INVESTMENTS
(cost $154,325,607)		226,109,224

SHORT-TERM INVESTMENTS — 3.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	981,539	981,539
PGIM Institutional Money Market Fund (cost $7,795,932; includes $7,795,401 of cash collateral for securities on loan)(b)(wa)	7,800,622	7,795,941

TOTAL SHORT-TERM INVESTMENTS (cost $8,777,471)		8,777,480

TOTAL INVESTMENTS—103.7% (cost $163,103,078)		234,886,704
Liabilities in excess of other assets — (3.7)%		(8,433,383)

NET ASSETS — 100.0%		$226,453,321

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,641,708; cash collateral of $7,795,401 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$2,882,348	$—
Air Freight & Logistics	1,906,030	—	—
Airlines	1,764,619	—	—
Automobiles	10,289,454	—	—
Banks	15,974,091	—	—
Building Products	3,381,263	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A131

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Capital Markets	$5,693,709	$—	$—
Chemicals	4,018,201	—	—
Containers & Packaging	2,502,918	—	—
Entertainment	8,502,749	—	—
Food & Staples Retailing	3,661,725	—	—
Health Care Equipment & Supplies	2,919,365	—	—
Health Care Providers & Services	3,497,479	—	—
Hotels, Restaurants & Leisure	4,727,753	—	—
Household Durables	1,598,736	—	—
Industrial Conglomerates	2,045,193	—	—
Insurance	6,159,471	—	—
Interactive Media & Services	25,356,876	—	—
Internet & Direct Marketing Retail	13,110,864	—	—
IT Services	26,778,752	3,194,640	—
Multi-Utilities	3,374,582	—	—
Oil, Gas & Consumable Fuels	6,152,788	—	—
Personal Products	2,867,491	—	—
Pharmaceuticals	9,287,391	—	—
Road & Rail	6,960,739	—	—
Semiconductors & Semiconductor Equipment	12,544,548	—	—
Software	20,426,591	—	—
Specialty Retail	4,739,611	—	—
Textiles, Apparel & Luxury Goods.	4,761,469	5,027,778	—
Short-Term Investments
Affiliated Mutual Funds	8,777,480	—	—

Total	$223,781,938	$11,104,766	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

IT Services	13.2%
Interactive Media & Services	11.2
Software	9.0
Banks	7.1
Internet & Direct Marketing Retail	5.8
Semiconductors & Semiconductor Equipment	5.5
Automobiles	4.5
Textiles, Apparel & Luxury Goods	4.3
Pharmaceuticals	4.1
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	3.9
Entertainment	3.8
Road & Rail	3.1
Insurance	2.7
Oil, Gas & Consumable Fuels	2.7
Capital Markets	2.5
Specialty Retail	2.1
Hotels, Restaurants & Leisure	2.1

Chemicals	1.8%
Food & Staples Retailing	1.6
Health Care Providers & Services	1.5
Building Products	1.5
Multi-Utilities	1.5
Health Care Equipment & Supplies	1.3
Aerospace & Defense	1.3
Personal Products	1.3
Containers & Packaging	1.1
Industrial Conglomerates	0.9
Air Freight & Logistics	0.8
Airlines	0.8
Household Durables	0.7

103.7
Liabilities in excess of other assets	(3.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$7,641,708	$(7,641,708)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $7,641,708:
Unaffiliated investments (cost $154,325,607)	$226,109,224
Affiliated investments (cost $8,777,471)	8,777,480
Dividends receivable	51,102
Tax reclaim receivable	41,156
Receivable for Portfolio shares sold	40,180
Prepaid expenses	900

Total Assets	235,020,042

LIABILITIES
Payable to broker for collateral for securities on loan	7,795,401
Payable for Portfolio shares purchased	386,823
Payable for investments purchased	146,043
Management fee payable	136,926
Accrued expenses and other liabilities	48,204
Distribution fee payable	26,936
Administration fee payable	16,153
Payable to affiliate	9,255
Affiliated transfer agent fee payable	980

Total Liabilities	8,566,721

NET ASSETS	$226,453,321

Net assets were comprised of:
Partners’ Equity	$226,453,321

Class I:
Net asset value and redemption price per share, $93,659,632 / 1,685,970 outstanding shares of beneficial interest	$55.55

Class II:
Net asset value and redemption price per share, $132,681,606 / 2,528,277 outstanding shares of beneficial interest	$52.48

Class III:
Net asset value and redemption price per share, $112,083 / 2,019 outstanding shares of beneficial interest	$55.53

Net Asset Values Per Share may not recalculate due to rounding.

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $25,768 foreign withholding tax, of which $19,332 is reimbursable by an affiliate)	$1,017,795
Income from securities lending, net (including affiliated income of $3,905)	4,715
Affiliated dividend income	2,356

Total income	1,024,866

EXPENSES
Management fee	822,052
Distribution fee—Class II	162,430
Distribution fee—Class III	21
Administration fee—Class II	97,458
Custodian and accounting fees	39,937
Audit fee	12,797
Shareholders’ reports	12,732
Legal fees and expenses	9,192
Trustees’ fees	6,053
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	11,416

Total expenses	1,179,385

NET INVESTMENT INCOME (LOSS)	(154,519)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(44))	35,494,493
Foreign currency transactions	(2,648)

35,491,845

Net change in unrealized appreciation (depreciation) on:
Investments	(11,491,078)
Foreign currencies	(330)

(11,491,408)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	24,000,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,845,918

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(154,519)	$281,437
Net realized gain (loss) on investment and foreign currency transactions	35,491,845	32,579,113
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,491,408)	20,083,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,845,918	52,944,024

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	6,818,908	10,553,886
Portfolio shares purchased	(21,662,005)	(39,093,305)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(14,843,097)	(28,539,419)

TOTAL INCREASE (DECREASE)	9,002,821	24,404,605
NET ASSETS:
Beginning of period	217,450,500	193,045,895

End of period	$226,453,321	$217,450,500

SEE NOTES TO FINANCIAL STATEMENTS.

A134

PSF PGIM JENNISON GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%

COMMON STOCKS
Aerospace & Defense — 0.8%
Safran SA (France)	206,359	$28,616,139

Automobiles — 4.9%
Tesla, Inc.*	255,267	173,504,980

Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	46,993	17,835,253
S&P Global, Inc.	68,330	28,046,049

		45,881,302

Entertainment — 4.1%
Netflix, Inc.*	157,258	83,065,248
ROBLOX Corp. (Class A Stock)*(a)	245,783	22,115,554
Spotify Technology SA*	145,162	40,005,196

		145,185,998

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	102,848	40,693,868

Health Care Equipment & Supplies — 2.2%
Danaher Corp.	141,793	38,051,569
Dexcom, Inc.*	53,565	22,872,255
Intuitive Surgical, Inc.*	19,150	17,611,106

		78,534,930

Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	65,623	26,278,074

Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. (Class A Stock)*	219,675	33,641,029
Chipotle Mexican Grill, Inc.*	26,887	41,683,992
Marriott International, Inc. (Class A Stock)*	75,798	10,347,943

		85,672,964

Interactive Media & Services — 13.5%
Alphabet, Inc. (Class A Stock)*	41,640	101,676,135
Alphabet, Inc. (Class C Stock)*	39,835	99,839,257
Facebook, Inc. (Class A Stock)*	406,825	141,457,121
Match Group, Inc.*(a)	435,891	70,287,424
Snap, Inc. (Class A Stock)*	956,770	65,194,308

		478,454,245

Internet & Direct Marketing Retail — 7.8%
Amazon.com, Inc.*	73,179	251,747,469
MercadoLibre, Inc. (Argentina)*	16,709	26,029,113

		277,776,582

IT Services — 18.4%
Adyen NV (Netherlands), 144A*	26,664	65,273,481
Mastercard, Inc. (Class A Stock)	172,435	62,954,294
Okta, Inc.*	51,849	12,686,413
PayPal Holdings, Inc.*	283,056	82,505,163
Shopify, Inc. (Canada) (Class A Stock)*	113,724	166,148,489
Snowflake, Inc. (Class A Stock)*(a)	84,606	20,457,731
Square, Inc. (Class A Stock)*	279,204	68,069,935
Twilio, Inc. (Class A Stock)*	207,316	81,715,675
Visa, Inc. (Class A Stock)(a)	400,291	93,596,042

		653,407,223

	Shares	Value

COMMON STOCKS (continued)
Multiline Retail — 1.5%
Target Corp.	220,502	$53,304,153

Personal Products — 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	211,572	67,296,822

Pharmaceuticals — 1.5%
Eli Lilly & Co.	234,805	53,892,444

Road & Rail — 2.8%
Uber Technologies, Inc.*	1,296,437	64,977,423
Union Pacific Corp.	158,625	34,886,396

		99,863,819

Semiconductors & Semiconductor Equipment — 6.1%
NVIDIA Corp.	195,489	156,410,749
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	500,419	60,130,347

		216,541,096

Software — 14.8%
Adobe, Inc.*	206,589	120,986,782
Atlassian Corp. PLC (Class A Stock)*	124,040	31,860,914
Crowdstrike Holdings, Inc. (Class A Stock)*	234,406	58,908,572
DocuSign, Inc.*	130,155	36,387,433
Microsoft Corp.	514,387	139,347,438
RingCentral, Inc. (Class A Stock)*	64,107	18,628,212
salesforce.com, Inc.*	249,502	60,945,854
Trade Desk, Inc. (The) (Class A Stock)*(a)	448,494	34,695,496
Workday, Inc. (Class A Stock)*	95,151	22,716,350

		524,477,051

Specialty Retail — 2.8%
Carvana Co.*(a)	139,410	42,076,726
Home Depot, Inc. (The)	50,771	16,190,364
TJX Cos., Inc. (The)	621,755	41,918,722

		100,185,812

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	1,176,967	161,197,400

Textiles, Apparel & Luxury Goods — 6.6%
Kering SA (France)	64,795	56,855,084
Lululemon Athletica, Inc.*	118,076	43,094,198
LVMH Moet Hennessy Louis Vuitton SE (France)	92,158	72,375,808
NIKE, Inc. (Class B Stock)	394,108	60,885,745

		233,210,835

TOTAL LONG-TERM INVESTMENTS (cost $1,383,269,247)		3,543,975,737

SHORT-TERM INVESTMENTS — 5.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	21,733,968	21,733,968

SEE NOTES TO FINANCIAL STATEMENTS.

A135

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $189,233,946; includes $189,217,900 of cash collateral for securities on loan)(b)(wa)	189,473,786	$189,360,102

TOTAL SHORT-TERM INVESTMENTS (cost $210,967,914)		211,094,070

TOTAL INVESTMENTS—105.6% (cost $1,594,237,161)		3,755,069,807
Liabilities in excess of other assets — (5.6)%		(198,706,448)

NET ASSETS — 100.0%		$3,556,363,359

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $182,905,783; cash collateral of $189,217,900 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$28,616,139	$—
Automobiles	173,504,980	—	—
Capital Markets	45,881,302	—	—
Entertainment	145,185,998	—	—
Food & Staples Retailing	40,693,868	—	—
Health Care Equipment & Supplies	78,534,930	—	—
Health Care Providers & Services	26,278,074	—	—
Hotels, Restaurants & Leisure	85,672,964	—	—
Interactive Media & Services	478,454,245	—	—
Internet & Direct Marketing Retail	277,776,582	—	—
IT Services	588,133,742	65,273,481	—
Multiline Retail	53,304,153	—	—
Personal Products	67,296,822	—	—
Pharmaceuticals	53,892,444	—	—
Road & Rail	99,863,819	—	—
Semiconductors & Semiconductor Equipment	216,541,096	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A136

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Software	$524,477,051	$—	$—
Specialty Retail	100,185,812	—	—
Technology Hardware, Storage & Peripherals	161,197,400	—	—
Textiles, Apparel & Luxury Goods	103,979,943	129,230,892	—
Short-Term Investments
Affiliated Mutual Funds	211,094,070	—	—

Total	$3,531,949,295	$223,120,512	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

IT Services	18.4%
Software	14.8
Interactive Media & Services	13.5
Internet & Direct Marketing Retail	7.8
Textiles, Apparel & Luxury Goods	6.6
Semiconductors & Semiconductor Equipment	6.1
Affiliated Mutual Funds (5.3% represents investments purchased with collateral from securities on loan)	5.9
Automobiles	4.9
Technology Hardware, Storage & Peripherals	4.5
Entertainment	4.1
Specialty Retail	2.8
Road & Rail	2.8
Hotels, Restaurants & Leisure	2.4

Health Care Equipment & Supplies	2.2%
Personal Products	1.9
Pharmaceuticals	1.5
Multiline Retail	1.5
Capital Markets	1.3
Food & Staples Retailing	1.1
Aerospace & Defense	0.8
Health Care Providers & Services	0.7

105.6
Liabilities in excess of other assets	(5.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$182,905,783	$(182,905,783)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $182,905,783:
Unaffiliated investments (cost $1,383,269,247)	$3,543,975,737
Affiliated investments (cost $210,967,914)	211,094,070
Receivable for investments sold	3,517,223
Tax reclaim receivable	447,308
Dividends receivable	363,989
Receivable for Portfolio shares sold	267,559
Prepaid expenses and other assets	28,383

Total Assets	3,759,694,269

LIABILITIES
Payable to broker for collateral for securities on loan	189,217,900
Payable for investments purchased	11,552,448
Management fee payable	1,676,020
Payable for Portfolio shares purchased	406,220
Payable to affiliate	277,079
Accrued expenses and other liabilities	172,583
Distribution fee payable	17,300
Administration fee payable	10,380
Affiliated transfer agent fee payable	980

Total Liabilities	203,330,910

NET ASSETS	$3,556,363,359

Net assets were comprised of:
Partners’ Equity	$3,556,363,359

Class I:
Net asset value and redemption price per share, $3,468,491,442 / 24,705,222 outstanding shares of beneficial interest	$140.40

Class II:
Net asset value and redemption price per share, $86,870,466 / 651,867 outstanding shares of beneficial interest	$133.26

Class III:
Net asset value and redemption price per share, $1,001,451 / 7,137 outstanding shares of beneficial interest	$140.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $274,499 foreign withholding tax)	$5,236,576
Income from securities lending, net (including affiliated income of $72,082)	79,622
Affiliated dividend income	7,932

Total income	5,324,130

EXPENSES
Management fee	9,956,300
Distribution fee—Class II	104,636
Distribution fee—Class III	245
Administration fee—Class II	62,782
Custodian and accounting fees	110,034
Shareholders’ reports	57,701
Trustees’ fees	23,704
Legal fees and expenses	14,940
Audit fee	12,500
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	34,824

Total expenses	10,382,963

NET INVESTMENT INCOME (LOSS)	(5,058,833)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(14,355))	216,492,851
Foreign currency transactions	(87,554)

216,405,297

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,962))	116,664,437
Foreign currencies	(2,714)

116,661,723

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	333,067,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$328,008,187

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(5,058,833)	$(3,738,436)
Net realized gain (loss) on investment and foreign currency transactions	216,405,297	438,266,732
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	116,661,723	802,336,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	328,008,187	1,236,864,771

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	31,810,461	57,172,725
Portfolio shares purchased	(151,576,509)	(253,732,889)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(119,766,048)	(196,560,164)

TOTAL INCREASE (DECREASE)	208,242,139	1,040,304,607
NET ASSETS:
Beginning of period	3,348,121,220	2,307,816,613

End of period	$3,556,363,359	$3,348,121,220

SEE NOTES TO FINANCIAL STATEMENTS.

A138

PSF PGIM JENNISON VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

COMMON STOCKS
Aerospace & Defense — 2.7%
Airbus SE (France)*	125,545	$16,189,350
Raytheon Technologies Corp.	305,226	26,038,830

		42,228,180

Air Freight & Logistics — 1.0%
FedEx Corp.	53,702	16,020,918

Airlines — 1.0%
Delta Air Lines, Inc.*	344,331	14,895,759

Automobiles — 2.5%
General Motors Co.*	652,808	38,626,649

Banks — 11.9%
Bank of America Corp.	1,037,265	42,766,436
Citigroup, Inc.	381,802	27,012,492
JPMorgan Chase & Co.	347,550	54,057,927
PNC Financial Services Group, Inc. (The)	174,757	33,336,645
Truist Financial Corp.	551,884	30,629,562

		187,803,062

Beverages — 1.4%
PepsiCo, Inc.	144,146	21,358,113

Biotechnology — 1.2%
AbbVie, Inc.	171,426	19,309,425

Building Products — 2.0%
Johnson Controls International PLC	467,911	32,112,732

Capital Markets — 4.1%
Blackstone Group, Inc. (The)(a)	219,272	21,300,082
Goldman Sachs Group, Inc. (The)	113,164	42,949,133

		64,249,215

Chemicals — 4.3%
Dow, Inc.	354,184	22,412,764
FMC Corp.	122,270	13,229,614
Linde PLC (United Kingdom)	110,385	31,912,303

		67,554,681

Communications Equipment — 1.3%
Cisco Systems, Inc.	386,014	20,458,742

Consumer Finance — 3.5%
Capital One Financial Corp.	198,647	30,728,704
SLM Corp.	1,194,485	25,012,516

		55,741,220

Containers & Packaging — 1.3%
Crown Holdings, Inc.	202,674	20,715,309

Electrical Equipment — 1.1%
Emerson Electric Co.	180,308	17,352,842

Entertainment — 2.1%
Walt Disney Co. (The)*	183,541	32,261,002

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	60,257	10,963,158
American Campus Communities, Inc.	313,051	14,625,743

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.	49,216	$13,295,210

		38,884,111

Food & Staples Retailing — 1.9%
Walmart, Inc.	214,811	30,292,647

Food Products — 1.5%
Mondelez International, Inc. (Class A Stock)	388,287	24,244,640

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	252,554	29,278,585
Zimmer Biomet Holdings, Inc.	152,280	24,489,670

		53,768,255

Health Care Providers & Services — 2.7%
Cigna Corp.	88,877	21,070,070
Laboratory Corp. of America Holdings*	77,303	21,324,033

		42,394,103

Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	78,171	18,056,719
Royal Caribbean Cruises Ltd.*(a)	178,330	15,207,983

		33,264,702

Household Durables — 0.9%
D.R. Horton, Inc.	162,742	14,706,994

Household Products — 0.9%
Procter & Gamble Co. (The)	109,253	14,741,507

Industrial Conglomerates — 1.2%
General Electric Co.	1,367,005	18,399,887

Insurance — 5.4%
Chubb Ltd.	193,696	30,786,042
Marsh & McLennan Cos., Inc.	123,748	17,408,869
MetLife, Inc.	394,226	23,594,426
RenaissanceRe Holdings Ltd. (Bermuda)	90,835	13,518,065

		85,307,402

Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	16,130	39,386,073

Machinery — 3.4%
Deere & Co.	52,296	18,445,322
Fortive Corp.	175,091	12,210,847
Otis Worldwide Corp.	272,464	22,279,381

		52,935,550

Media — 0.8%
Comcast Corp. (Class A Stock)	215,059	12,262,664

Multi-Utilities — 3.2%
Ameren Corp.	224,633	17,979,626
Dominion Energy, Inc.	435,532	32,042,089

		50,021,715

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	364,930	38,222,768
ConocoPhillips	573,310	34,914,579

SEE NOTES TO FINANCIAL STATEMENTS.

A139

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)	630,846	$16,748,961

		89,886,308

Pharmaceuticals — 5.0%
AstraZeneca PLC (United Kingdom), ADR(a)	404,912	24,254,229
Bristol-Myers Squibb Co.	333,708	22,298,369
Eli Lilly & Co.	136,703	31,376,072

		77,928,670

Road & Rail — 1.5%
Union Pacific Corp.	107,606	23,665,788

Semiconductors & Semiconductor Equipment — 5.7%
Broadcom, Inc.	64,932	30,962,175
Lam Research Corp.	24,971	16,248,629
QUALCOMM, Inc.	114,318	16,339,472
Texas Instruments, Inc.	136,593	26,266,834

		89,817,110

Software — 2.8%
Microsoft Corp.	101,789	27,574,640
PTC, Inc.*	112,991	15,961,109

		43,535,749

Specialty Retail — 2.7%
Lowe’s Cos., Inc.	101,860	19,757,784
Ross Stores, Inc.	181,095	22,455,780

		42,213,564

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	147,259	20,168,593

Trading Companies & Distributors — 1.1%
United Rentals, Inc.*	52,365	16,704,959

TOTAL LONG-TERM INVESTMENTS (cost $911,024,880)		1,565,218,840

	Shares	Value

SHORT-TERM INVESTMENTS — 4.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	6,954,250	$6,954,250
PGIM Institutional Money Market Fund (cost $59,206,690; includes $59,204,317 of cash collateral for securities on loan)(b)(wa)	59,255,093	59,219,539

TOTAL SHORT-TERM INVESTMENTS (cost $66,160,940)		66,173,789

TOTAL INVESTMENTS—103.8% (cost $977,185,820)		1,631,392,629
Liabilities in excess of other assets — (3.8)%		(59,043,379)

NET ASSETS — 100.0%		$1,572,349,250

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,718,234; cash collateral of $59,204,317 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$26,038,830	$16,189,350	$—
Air Freight & Logistics	16,020,918	—	—
Airlines	14,895,759	—	—
Automobiles	38,626,649	—	—
Banks	187,803,062	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A140

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Beverages	$21,358,113	$—	$—
Biotechnology	19,309,425	—	—
Building Products	32,112,732	—	—
Capital Markets	64,249,215	—	—
Chemicals	67,554,681	—	—
Communications Equipment	20,458,742	—	—
Consumer Finance	55,741,220	—	—
Containers & Packaging	20,715,309	—	—
Electrical Equipment	17,352,842	—	—
Entertainment	32,261,002	—	—
Equity Real Estate Investment Trusts (REITs)	38,884,111	—	—
Food & Staples Retailing	30,292,647	—	—
Food Products	24,244,640	—	—
Health Care Equipment & Supplies	53,768,255	—	—
Health Care Providers & Services	42,394,103	—	—
Hotels, Restaurants & Leisure	33,264,702	—	—
Household Durables	14,706,994	—	—
Household Products	14,741,507	—	—
Industrial Conglomerates	18,399,887	—	—
Insurance	85,307,402	—	—
Interactive Media & Services	39,386,073	—	—
Machinery	52,935,550	—	—
Media	12,262,664	—	—
Multi-Utilities	50,021,715	—	—
Oil, Gas & Consumable Fuels	89,886,308	—	—
Pharmaceuticals	77,928,670	—	—
Road & Rail	23,665,788	—	—
Semiconductors & Semiconductor Equipment	89,817,110	—	—
Software	43,535,749	—	—
Specialty Retail	42,213,564	—	—
Technology Hardware, Storage & Peripherals	20,168,593	—	—
Trading Companies & Distributors	16,704,959	—	—
Short-Term Investments
Affiliated Mutual Funds	66,173,789	—	—

Total	$1,615,203,279	$16,189,350	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	11.9%
Oil, Gas & Consumable Fuels	5.7
Semiconductors & Semiconductor Equipment	5.7
Insurance	5.4
Pharmaceuticals	5.0
Chemicals	4.3
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	4.2
Capital Markets	4.1
Consumer Finance	3.5
Health Care Equipment & Supplies	3.4
Machinery	3.4
Multi-Utilities	3.2
Software	2.8
Health Care Providers & Services	2.7

Aerospace & Defense	2.7%
Specialty Retail	2.7
Interactive Media & Services	2.5
Equity Real Estate Investment Trusts (REITs)	2.5
Automobiles	2.5
Hotels, Restaurants & Leisure	2.1
Entertainment	2.1
Building Products	2.0
Food & Staples Retailing	1.9
Food Products	1.5
Road & Rail	1.5
Beverages	1.4
Containers & Packaging	1.3
Communications Equipment	1.3
Technology Hardware, Storage & Peripherals	1.3

SEE NOTES TO FINANCIAL STATEMENTS.

A141

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Biotechnology	1.2%
Industrial Conglomerates	1.2
Electrical Equipment	1.1
Trading Companies & Distributors	1.1
Air Freight & Logistics	1.0
Airlines	1.0
Household Products	0.9

Household Durables	0.9%
Media	0.8

103.8
Liabilities in excess of other assets	(3.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$57,718,234	$(57,718,234)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $57,718,234:
Unaffiliated investments (cost $911,024,880)	$1,565,218,840
Affiliated investments (cost $66,160,940)	66,173,789
Cash	32,750
Tax reclaim receivable	869,951
Dividends receivable	792,305
Receivable for Portfolio shares sold	3,675
Prepaid expenses and other assets	168,538

Total Assets	1,633,259,848

LIABILITIES
Payable to broker for collateral for securities on loan	59,204,317
Payable to affiliate	598,500
Management fee payable	518,807
Payable for Portfolio shares purchased	318,013
Accrued expenses and other liabilities	266,568
Distribution fee payable	2,141
Administration fee payable	1,272
Affiliated transfer agent fee payable	980

Total Liabilities	60,910,598

NET ASSETS	$1,572,349,250

Net assets were comprised of:
Partners’ Equity	$1,572,349,250

Class I:
Net asset value and redemption price per share, $1,561,990,714 / 35,593,161 outstanding shares of beneficial interest	$43.88

Class II:
Net asset value and redemption price per share, $10,240,852 / 239,720 outstanding shares of beneficial interest	$42.72

Class III:
Net asset value and redemption price per share, $117,684 / 2,683 outstanding shares of beneficial interest	$43.87

Net Asset Values Per Share may not recalculate due to rounding.

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $20,425 foreign withholding tax, of which $582 is reimbursable by an affiliate)	$14,702,514
Income from securities lending, net (including affiliated income of $10,878)	16,544
Affiliated dividend income	5,723

Total income	14,724,781

EXPENSES
Management fee	2,989,165
Distribution fee—Class II	12,192
Distribution fee—Class III	32
Administration fee—Class II	7,315
Shareholders’ reports	52,303
Custodian and accounting fees	49,705
Trustees’ fees	13,167
Audit fee	12,496
Legal fees and expenses	11,192
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	19,818

Total expenses	3,172,682

NET INVESTMENT INCOME (LOSS)	11,552,099

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,260))	52,937,920
Foreign currency transactions	1,692

52,939,612

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $68)	177,004,115

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	229,943,727

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$241,495,826

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$11,552,099	$25,261,919
Net realized gain (loss) on investment and foreign currency transactions	52,939,612	8,510,387
Net change in unrealized appreciation (depreciation) on investments	177,004,115	5,619,054

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	241,495,826	39,391,360

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	8,100,170	15,301,549
Portfolio shares purchased	(57,437,918)	(113,124,170)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(49,337,748)	(97,822,621)

TOTAL INCREASE (DECREASE)	192,158,078	(58,431,261)
NET ASSETS:
Beginning of period	1,380,191,172	1,438,622,433

End of period	$1,572,349,250	$1,380,191,172

SEE NOTES TO FINANCIAL STATEMENTS.

A143

PSF PGIM TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 97.9%
ASSET-BACKED SECURITIES — 23.3%
Automobiles — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26		300	$307,631
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27		700	720,803
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		300	303,028
Series 2020-03A, Class D
1.730%	07/15/26		200	203,389
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		2,300	2,296,931
Series 2021-02A, Class B, 144A
2.120%	12/27/27		200	199,673
Series 2021-02A, Class C, 144A
2.520%	12/27/27		100	99,857
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25		100	99,934
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28^		775	818,676
Series 2020-02, Class D, 144A
1.487%	02/25/28		980	984,467
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		3,500	3,772,382
Series 2019-01A, Class B, 144A
3.950%	11/14/28		800	876,497
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26		400	409,420
Series 2020-03, Class D
1.640%	11/16/26		1,400	1,417,898

				12,510,586

Collateralized Loan Obligations — 18.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.612%(c)	07/22/32		4,000	4,000,582
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.138%(c)	01/20/32		3,000	3,004,178
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	10,000	11,839,714
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.464%(c)	07/15/29		250	250,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.014%(c)	04/22/27		7,472	$7,464,134
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.164%(c)	10/15/28		2,398	2,396,937
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.226%(c)	05/17/31		3,000	2,997,008
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.434%(c)	10/15/30		4,500	4,500,146
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.524%(c)	10/15/32		2,500	2,501,310
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.540%(c)	01/17/28		2,500	2,502,004
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.750%(c)	11/15/31	EUR	10,000	11,799,710
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.364%(c)	01/15/30		4,000	4,002,913
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.444%(c)	04/22/30		7,710	7,711,116
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.156%(c)	04/24/31		1,500	1,499,966
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.294%(c)	01/22/31		3,750	3,751,794
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.288%(c)	07/20/31		3,500	3,516,594
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.414%(c)	10/15/29		7,500	7,500,232
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.404%(c)	07/15/30		5,250	5,250,256
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.194%(c)	04/15/31		6,000	5,994,257

SEE NOTES TO FINANCIAL STATEMENTS.

A144

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.206%(c)	04/26/31		3,500	$3,501,204
Hayfin Emerald CLO (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	10,500	12,482,437
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.504%(c)	07/22/32		4,000	4,000,705
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.176%(c)	02/05/31		3,973	3,974,953
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.206%(c)	04/25/31		2,494	2,490,625
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.534%(c)	10/15/32		1,750	1,751,271
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.296%(c)	04/25/32		2,000	1,999,999
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.306%(c)	04/21/31		9,635	9,634,801
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.394%(c)	01/16/31		4,000	4,000,044
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.438%(c)	10/12/30		7,483	7,481,485
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.304%(c)	07/15/31		6,000	5,998,834
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.444%(c)	07/15/30		750	750,103
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.250%(c)	07/20/32		5,000	5,002,069
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.468%(c)	10/20/31		2,720	2,720,515
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.436%(c)	10/30/30		1,236	1,236,660
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.578%(c)	07/20/32		4,000	4,000,648

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.218%(c)	04/20/31	3,958	$3,957,724
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.270%(c)	05/07/31	4,955	4,954,982
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.286%(c)	04/25/31	5,750	5,750,009
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.508%(c)	10/20/32	12,500	12,500,366
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.246%(c)	01/26/31	3,500	3,499,989
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.430%(c)	01/17/30	3,470	3,472,040
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.328%(c)	01/20/31	3,000	2,999,088
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.584%(c)	07/15/27	5,000	4,995,454
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.386%(c)	01/25/31	4,000	4,000,558
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.064%(c)	07/15/27	2,315	2,314,869
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.394%(c)	10/15/30	7,469	7,471,068
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.146%(c)	04/25/31	3,000	3,000,748
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.340%(c)	01/17/31	6,500	6,502,138
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.388%(c)	10/20/31	2,750	2,750,025
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.334%(c)	01/22/31	2,000	1,999,398

SEE NOTES TO FINANCIAL STATEMENTS.

A145

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.134%(c)	04/15/29		8,220	$8,197,404

				241,875,064

Consumer Loans — 1.4%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	400	324,727
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	307,900
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,600	1,617,149
Series 2019-01A, Class A, 144A
3.000%	12/20/27		2,000	2,044,456
Series 2019-02A, Class A, 144A
2.780%	04/20/28		1,000	1,027,292
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	100,990
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		700	717,597
Series 2020-AA, Class A, 144A
2.190%	08/21/34		500	508,560
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29		661	663,047
Series 2020-01A, Class A, 144A
3.840%	05/14/32		1,000	1,043,254
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,525,160
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		1,400	1,401,027
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		1,000	1,004,988
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,400	1,433,762
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,800	1,843,900
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		200	199,194
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.942%(c)	02/25/23		1,280	1,282,380
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.742%(c)	08/25/25		1,200	1,198,159

				18,243,542

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		1,100		$1,288,209
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.449%(c)	11/15/28	GBP	1,625		2,278,096

					3,566,305

Home Equity Loans — 0.0%
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34		—(r	)	5
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)
3.017%(c)	10/25/31		195		209,301
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	08/25/35		132		131,516
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.112%(c)	10/25/33		210		209,390

					550,212

Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.442%(c)	04/25/23		120		119,459
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.892%(c)	06/25/24		2,250		2,225,004

					2,344,463

Residential Mortgage-Backed Securities — 0.5%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.872%(c)	10/25/34		751		741,744
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		603		604,578
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		701		702,233
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,205		1,207,476
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
0.612%(c)	06/25/35		333		330,753

SEE NOTES TO FINANCIAL STATEMENTS.

A146

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	3,359	$3,585,133

				7,171,917

Student Loans — 1.4%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	01/25/41		54	54,469
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	1,330,125
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,424	1,463,311
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		1,413	1,462,521
Series 2019-A, Class R, 144A
0.000%	10/25/48		2,411	340,264
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		3,367	3,483,877
Series 2019-D, Class 1PT, 144A
2.755%(cc)	01/16/46		2,983	3,086,303
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		2,863	2,931,859
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.342%(c)	11/29/24		2,569	2,554,853
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.842%(c)	11/29/24		1,528	1,535,412

				18,242,994

TOTAL ASSET-BACKED SECURITIES (cost $303,144,603)				304,505,083

BANK LOANS — 1.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28		337	341,249

Auto Manufacturers — 0.1%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.600%(c)	11/06/24		598	597,563

Chemicals — 0.0%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
1.897%(c)	06/01/24		349	346,477
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
2.843%(c)	10/01/25		193	191,106

				537,583

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Commercial Services — 0.1%
Adtalem Global Education, Inc.,
Term Loan
—%(p)	02/12/28	650	$648,375

Computers — 0.1%
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	774	776,113

Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan, 1 - 3 Month LIBOR + 2.250%
3.000%(c)	02/19/28	183	181,852
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	11/03/24	468	462,549
New B-9 Term Loan, 1 Month LIBOR + 3.250%
3.354%(c)	07/31/27	349	345,052

			989,453

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp,
Term B Loan, 1 Month LIBOR + 2.750%
2.836%(c)	03/02/27	249	247,194

Media — 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.323%(c)	07/17/25	349	343,854
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.573%(c)	04/15/27	778	769,926
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.360%(c)	08/24/26	499	299,488
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.104%(c)	05/01/26	348	345,040

			1,758,308

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	388	427,932

Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan,1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	1,232	1,230,821

Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
2.354%(c)	04/23/26	497	492,286

Retail — 0.3%
EG Finco Ltd. (United Kingdom),
Term Loan
—%(p)	04/12/27	3,500	4,144,937

SEE NOTES TO FINANCIAL STATEMENTS.

A147

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software — 0.1%
Dun & Bradstreet Corp,
Term Loan B, 1 Month LIBOR + 3.250%
3.345%(c)	02/06/26	769	$764,981

Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.354%(c)	03/15/27	402	396,131
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan,1 - 6 Month LIBOR + 3.250%
3.430%(c)	05/27/24	995	953,796

			1,349,927

TOTAL BANK LOANS (cost $14,325,863)			14,306,722

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.0%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,300	2,424,326
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	4,753,811
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	993,403
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,950	2,099,859
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,632,107
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	980,132
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,186,809
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	512,316
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	419,407
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,476,233
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,805,526
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,836,317
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	980,064
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.373%(c)	10/15/36	1,448	1,448,881
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.073%(c)	12/15/36	1,456	1,455,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.573%(c)	12/15/36	2,911	$2,909,717
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,905,906
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,754,339
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	6,716,568
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,441,153
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	902,070
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)
2.838%(c)	11/15/37	1,327	1,332,862
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,370,021
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,239,942
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,632,643
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,817,331
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.223%(c)	05/15/36	2,600	2,604,896
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,273,663
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,445,154
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	3,021,451
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	3,166,235
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22	24,089	206,453
Series K021, Class X1, IO
1.526%(cc)	06/25/22	13,742	105,535
Series K025, Class X1, IO
0.913%(cc)	10/25/22	9,593	85,050
Series K027, Class X1, IO
0.847%(cc)	01/25/23	121,441	1,122,423
Series K044, Class X1, IO
0.853%(cc)	01/25/25	79,281	1,650,747

SEE NOTES TO FINANCIAL STATEMENTS.

A148

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K053, Class X1, IO
1.020%(cc)	12/25/25	86,963	$3,024,784
Series K055, Class X1, IO
1.493%(cc)	03/25/26	13,491	751,301
Series KG03, Class X1, IO
1.483%(cc)	06/25/30	29,350	3,096,748
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,935	3,117,852
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,647,679
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	6,445,202
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	328,830
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,112,839
Series 2017-C05, Class A4
3.414%	03/15/50	1,941	2,085,828
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,856,064
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	6,075,669
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,766	1,835,004
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)
2.699%(c)	03/15/37	771	772,816
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.539%(cc)	08/15/45	33,029	293,815
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,557,841
Series 2013-C10, Class A3
4.102%(cc)	07/15/46	4,340	4,572,461
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,948,211
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,960,123
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,269,204
Series 2019-MEAD, Class E, 144A
3.283%(cc)	11/10/36	575	553,351
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	147,105
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	3,280	3,500,293
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	6,090,115

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-C10, Class A3
4.048%	05/15/51		2,200	$2,470,072
Series 2019-C17, Class A3
2.669%	10/15/52		2,000	2,092,102
Series 2019-C17, Class ASB
2.866%	10/15/52		600	641,263
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46		830	845,895
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		4,130	4,295,684
Series 2016-C32, Class A3
3.294%	01/15/59		2,141	2,299,170
Series 2016-C34, Class A3
2.834%	06/15/49		2,500	2,616,988
Series 2016-C35, Class A3
2.674%	07/15/48		4,600	4,783,904
Series 2017-C40, Class A3
3.317%	10/15/50		1,370	1,458,968
Series 2019-C54, Class A3
2.892%	12/15/52		1,200	1,270,879

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $162,077,076)				169,527,142

CORPORATE BONDS — 37.8%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31		2,770	2,675,745
3.400%	04/15/30		385	418,352
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		1,450	1,515,136
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		1,115	1,284,230

				5,893,463

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	(a)	1,530	1,521,372
3.222%	08/15/24		2,810	2,984,962

				4,506,334

Airlines — 0.6%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.575%	07/15/29		1,441	1,468,056
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates
5.983%	10/19/23		664	678,930
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		3,255	3,832,980

SEE NOTES TO FINANCIAL STATEMENTS.

A149

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24		419	$433,821
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		815	843,716
4.625%	04/15/29		190	196,801

				7,454,304

Auto Manufacturers — 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,125	1,198,125
5.291%	12/08/46		290	323,898
9.625%	04/22/30	(a)	1,200	1,720,121
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	(a)	275	274,402
3.350%	11/01/22		2,600	2,663,535
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,350	1,469,491
5.000%	04/01/35		1,365	1,648,121
5.150%	04/01/38		1,000	1,217,267
6.250%	10/02/43		1,455	2,008,336
6.600%	04/01/36		210	287,303
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	04/10/28	(a)	1,025	1,040,204

				13,850,803

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)	670	709,699
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	(a)	1,150	1,082,107
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		875	902,739
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	(a)	350	372,339

				3,066,884

Banks — 9.7%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.308%(c)	04/12/23		400	405,341
Sr. Unsec’d. Notes
3.848%	04/12/23		600	634,250
Sub. Notes
2.749%	12/03/30	(a)	1,000	991,087
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24	(oo)	1,655	1,765,058

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)	1,575	$1,627,084
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32		2,535	2,611,259
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	(a)	740	813,987
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28		3,185	3,537,339
3.974%(ff)	02/07/30		685	776,704
4.078%(ff)	04/23/40		2,340	2,736,411
4.271%(ff)	07/23/29		910	1,045,808
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		5,020	5,153,409
Sub. Notes, MTN
4.000%	01/22/25		1,117	1,225,234
4.450%	03/03/26		1,735	1,968,033
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		700	759,099
3.684%	01/10/23		480	488,141
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		475	556,589
Sub. Notes
4.836%	05/09/28		720	808,056
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28		2,200	2,181,646
2.871%(ff)	04/19/32		1,815	1,862,085
4.400%	08/14/28		420	484,136
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24		855	917,449
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		300	325,953
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,120	1,235,640
4.875%	04/01/26		380	428,870
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26	(oo)	1,880	1,932,059
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	1,435	1,479,540
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25	(oo)	880	909,527
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		910	927,071
2.666%(ff)	01/29/31		1,225	1,266,409
3.200%	10/21/26		3,255	3,526,693
3.887%(ff)	01/10/28		1,710	1,902,752
8.125%	07/15/39		1,060	1,830,798
Sub. Notes
4.450%	09/29/27		2,630	3,003,717
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		1,695	1,746,465

SEE NOTES TO FINANCIAL STATEMENTS.

A150

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		159	$170,698
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		1,350	1,386,079
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	305,532
4.250%	03/13/26		1,150	1,291,790
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32		4,695	4,801,579
3.272%(ff)	09/29/25		4,063	4,345,706
3.750%	02/25/26		125	138,286
3.814%(ff)	04/23/29	(a)	1,060	1,185,325
3.850%	01/26/27		1,765	1,946,510
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29		1,000	1,155,852
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24	(oo)	1,000	1,056,337
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	1,940	2,008,657
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.656%(c)	07/30/21	(a)(oo)	2,998	3,004,471
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(a)(oo)	1,350	1,367,637
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26	(oo)	1,850	1,854,604
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41		2,330	2,219,763
2.580%(ff)	04/22/32		1,735	1,782,521
2.950%	10/01/26		1,740	1,874,784
3.200%	06/15/26		3,020	3,288,660
3.509%(ff)	01/23/29		1,435	1,581,015
3.782%(ff)	02/01/28		965	1,070,926
3.964%(ff)	11/15/48		985	1,154,142
4.005%(ff)	04/23/29		1,200	1,359,204
Sub. Notes
4.250%	10/01/27		420	478,921
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.794%(c)	10/15/21	(a)(oo)	975	978,975
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42		1,700	1,798,815
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29		1,875	2,105,551
4.431%(ff)	01/23/30		1,340	1,571,377
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32		915	880,165
3.125%	07/27/26		2,725	2,950,055
Sub. Notes, GMTN
4.350%	09/08/26	(a)	750	849,957
State Street Corp.,
Sub. Notes
2.200%	03/03/31		4,130	4,164,340

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
4.647%(c)	09/30/24			3,340	$3,340,420
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24	(oo)		960	1,018,931
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23			1,100	1,128,421
3.491%	05/23/23	(a)		2,970	3,049,738
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	(a)		685	694,174
3.127%(ff)	06/03/32			1,225	1,231,255
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41			2,675	2,743,045
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31			3,500	3,623,103

					126,821,020

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46			1,880	2,378,032
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49			1,440	1,979,942

					4,357,974

Building Materials — 0.2%
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30			925	902,479
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28			525	558,643
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28			1,275	1,351,264

					2,812,386

Chemicals — 1.2%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43			1,400	1,766,172
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43			675	796,419
5.375%	03/15/44			700	866,272
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25	(a)		1,000	1,031,559
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26		EUR	2,300	2,754,653

SEE NOTES TO FINANCIAL STATEMENTS.

A151

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43			1,000	$1,292,684
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43			155	202,920
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	(a)		1,150	1,215,632
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43			870	1,099,506
5.250%	01/15/45			420	559,087
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22			1,525	1,564,845
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26			460	475,882
5.875%	03/27/24			375	400,904
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25			445	484,029
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24			450	422,643
10.875%	08/01/24			111	119,166

					15,052,373

Commercial Services — 0.6%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34			920	1,293,134
7.000%	10/15/37			770	1,149,758
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	(a)		230	243,143
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27		EUR	1,650	1,967,908
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31			250	254,517
4.875%	01/15/28	(a)		1,325	1,406,195
5.250%	01/15/30	(a)		525	575,175
5.500%	05/15/27			975	1,032,814

					7,922,644

Computers — 0.1%
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	(a)		780	811,408

Diversified Financial Services — 0.3%
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43			555	769,021

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28	(a)	880	$886,977
6.000%	01/15/27		275	285,338
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		1,125	1,225,606
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	(a)	400	474,558

				3,641,500

Electric — 2.7%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23		550	577,445
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		600	592,782
5.000%	02/01/31		750	745,954
5.125%	03/15/28	(a)	1,700	1,728,275
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		235	277,105
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43		2,025	2,599,468
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		2,325	3,103,400
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		390	412,999
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		1,900	2,340,582
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	(a)	3,750	4,115,277
5.450%	07/15/44		280	350,034
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		1,150	1,561,224
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		680	762,144
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		3,050	3,716,881
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21		250	250,323
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30		1,050	1,152,279

SEE NOTES TO FINANCIAL STATEMENTS.

A152

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26			1,235	$1,282,892
Gtd. Notes, 144A
5.250%	06/15/29	(a)		375	399,291
Sr. Sec’d. Notes, 144A
2.000%	12/02/25			280	283,456
2.450%	12/02/27			1,210	1,218,205
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30	(a)		1,670	1,786,462
PacifiCorp,
First Mortgage
3.300%	03/15/51			380	404,802
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31		EUR	216	250,002
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50			1,500	1,749,097
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			450	461,955
5.625%	02/15/27			600	623,507
Sr. Sec’d. Notes, 144A
3.700%	01/30/27			2,000	2,136,689

					34,882,530

Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	(a)		575	621,452
7.250%	06/15/28			550	612,468

					1,233,920

Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25			1,000	1,113,744

Engineering & Construction — 0.2%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27			345	335,548
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26			605	656,011
5.500%	07/31/47			1,690	1,706,057

					2,697,616

Entertainment — 0.3%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26			385	394,335
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	(a)		860	912,222

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	(a)		700	$709,006
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26			875	931,425
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	(a)		800	831,200

					3,778,188

Environmental Control — 0.0%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28			325	328,195
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29			325	330,708

					658,903

Foods — 0.9%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26		GBP	3,100	4,297,620
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27		GBP	1,600	2,216,533
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23			42	42,058
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39			645	751,902
4.875%	10/01/49			1,325	1,605,761
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39			440	517,264
4.200%	04/01/59			380	475,934
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30			2,000	2,054,510

					11,961,582

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26			1,100	1,231,670
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31			370	350,420
4.800%	02/15/44			300	372,010
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43			1,050	1,252,041

					3,206,141

SEE NOTES TO FINANCIAL STATEMENTS.

A153

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products — 0.4%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	1,275	$1,539,181
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40		EUR	540	652,738
1.625%	03/07/31		EUR	200	261,437
1.625%	10/15/50		EUR	495	604,076
2.250%	03/07/39		EUR	300	417,039
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27		EUR	510	672,422
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39		EUR	600	738,578
1.875%	10/01/49		EUR	425	536,547

					5,422,018

Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37			1,900	2,806,388
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43			385	480,522
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30			650	692,046
5.375%	02/01/25			825	930,547
5.875%	02/01/29			25	30,200
7.500%	11/06/33			500	691,815
Gtd. Notes, MTN
7.750%	07/15/36			500	679,883
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.250%	09/01/24			846	905,627
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	(a)		425	452,226
Sec’d. Notes, 144A
6.250%	02/01/27	(a)		375	391,859
Sr. Sec’d. Notes, 144A
4.625%	06/15/28			285	293,170
4.875%	01/01/26			850	880,480
5.125%	11/01/27	(a)		600	628,759
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41			880	922,043
3.950%	10/15/42			220	261,012

					11,046,577

Home Builders — 0.2%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27			875	991,783
6.625%	07/15/27			1,050	1,124,488

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30			45	$48,762

					2,165,033

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26			670	746,994

Insurance — 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	(a)		2,110	2,323,717
4.500%	07/16/44			1,075	1,304,866
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	800	991,355
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50			1,030	1,142,844
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40			405	621,849
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50			180	207,924
5.000%	03/30/43			350	426,774
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42			150	186,380
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34			1,350	1,851,550
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47			2,310	2,759,668
6.850%	12/16/39			196	296,158

					12,113,085

Iron/Steel — 0.1%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes
1.375%	03/03/22		EUR	1,600	1,898,635

Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22			1,325	1,354,048
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	(a)		1,825	1,940,316
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28			950	1,009,933
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25			400	447,807

					4,752,104

SEE NOTES TO FINANCIAL STATEMENTS.

A154

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.2%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,960	$1,981,112

Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	(a)	450	465,856
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29		975	1,065,427
5.500%	05/01/26	(a)	3,300	3,411,148
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		1,430	1,455,147
4.800%	03/01/50		875	1,008,093
6.384%	10/23/35		2,470	3,310,041
6.484%	10/23/45		1,125	1,552,736
Comcast Corp.,
Gtd. Notes
4.250%	10/15/30		620	729,099
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		965	1,030,069
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,000	944,656
5.500%	04/15/27	(a)	650	682,162
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,000	980,850
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	(a)	520	255,042
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	(a)	855	553,989
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		1,229	1,299,789
5.300%	05/15/49		265	334,175
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28	(a)	400	430,538
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		15	18,410
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	968,363
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	(a)	1,175	1,198,735
6.625%	06/01/27	(a)	975	1,056,445
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28		500	691,780

				23,442,550

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.1%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		680	$895,357
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		410	577,190
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		295	421,239

				1,893,786

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,600	1,674,388
7.500%	03/15/25		1,525	1,570,382
7.875%	04/15/27		1,825	1,891,874

				5,136,644

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		1,240	1,244,938
4.375%	06/15/22		500	518,205
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26		1,500	1,905,602

				3,668,745

Oil & Gas — 2.5%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26		400	454,876
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	(a)	350	365,156
9.000%	11/01/27		204	281,794
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		450	495,019
BP Capital Markets America, Inc.,
Gtd. Notes
2.772%	11/10/50		145	134,936
2.939%	06/04/51		1,835	1,759,800
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		1,000	1,241,657
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44		490	657,581
5.250%	11/15/43		700	951,741
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24		125	127,514
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		800	833,266

SEE NOTES TO FINANCIAL STATEMENTS.

A155

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41			850	$1,054,382
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26			52	53,281
5.375%	03/30/28			850	873,139
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22			390	405,988
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22			1,665	1,731,411
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25			1,500	1,669,672
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25			1,160	1,301,026
4.750%	04/19/27			200	228,511
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31			705	713,253
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27			425	453,538
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36			945	1,129,256
Ovintiv, Inc.,
Gtd. Notes
6.625%	08/15/37			200	267,131
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.600%	01/03/31	(a)		97	108,611
6.625%	01/16/34		GBP	680	1,083,637
6.900%	03/19/49	(a)		612	731,619
7.375%	01/17/27			360	442,443
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	394	463,539
6.350%	02/12/48			840	714,762
6.490%	01/23/27			1,565	1,649,660
6.500%	03/13/27			1,875	1,977,250
6.500%	01/23/29	(a)		700	718,655
6.840%	01/23/30			306	315,363
Gtd. Notes, EMTN
3.750%	02/21/24		EUR	400	488,581
4.875%	02/21/28		EUR	1,230	1,481,700
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30			2,085	2,009,362
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41			640	637,638
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26	(a)		1,200	1,323,416

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27			675	$566,708
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	(a)		830	843,981

					32,740,853

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38			450	624,049

Packaging & Containers — 0.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27		EUR	1,278	1,554,509
Silgan Holdings, Inc.,
Gtd. Notes
2.250%	06/01/28		EUR	2,100	2,506,465

					4,060,974

Pharmaceuticals — 2.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25			1,020	1,113,508
4.050%	11/21/39			5,135	5,960,964
4.500%	05/14/35			1,715	2,071,630
4.550%	03/15/35			2,040	2,472,399
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			320	347,813
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)		430	408,598
5.000%	02/15/29			225	209,747
5.250%	01/30/30	(a)		300	279,893
5.250%	02/15/31			275	256,650
6.125%	04/15/25			315	322,773
6.250%	02/15/29			1,150	1,137,247
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39			420	507,783
4.250%	10/26/49			210	265,237
5.000%	08/15/45			569	778,596
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28			1,320	1,536,395
4.500%	02/25/26			3,690	4,201,340
Sr. Unsec’d. Notes
3.200%	03/15/40			440	456,714
3.400%	03/15/51			1,325	1,385,908
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	(a)		765	742,583
2.700%	08/21/40			480	465,449
4.780%	03/25/38			270	332,110
5.050%	03/25/48			655	851,803

SEE NOTES TO FINANCIAL STATEMENTS.

A156

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Pharmaceuticals (cont’d.)
5.125%	07/20/45		565	$733,337
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sec’d. Notes, 144A
9.500%	07/31/27	(a)	185	189,241
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		1,890	2,320,792
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		3,745	4,065,018
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		525	530,551
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		185	226,543
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50		1,280	1,356,369

				35,526,991

Pipelines — 2.0%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		1,730	1,835,347
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	875	903,322
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)	1,325	1,351,116
Sr. Unsec’d. Notes
5.000%	05/15/50		280	323,466
5.150%	03/15/45		55	63,389
5.300%	04/15/47		120	140,045
5.400%	10/01/47		55	65,099
6.125%	12/15/45		90	114,570
6.250%	04/15/49		1,400	1,841,041
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52		870	862,007
3.700%	01/31/51		130	139,688
4.900%	05/15/46		2,110	2,610,997
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		363	411,661
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	(a)	1,940	1,877,718
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45		1,000	1,065,169
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		970	1,108,917
5.200%	03/01/47		115	141,169

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Pipelines (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	(a)	225	$257,699
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		1,250	1,706,932
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50		2,685	2,996,923
4.950%	07/13/47		450	527,287
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45		1,900	2,174,371
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25		1,150	1,252,920
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44		575	618,964
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45		1,200	1,451,272

				25,841,089

Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		1,200	1,233,490

Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		1,125	1,261,390
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		1,000	1,109,713
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25	(a)	405	432,553
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		1,100	1,111,127
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		2,190	2,171,633
VEREIT Operating Partnership LP,
Gtd. Notes
2.850%	12/15/32	(a)	525	549,056
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		1,930	1,857,048

				8,492,520

Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	(a)	1,525	1,475,702

SEE NOTES TO FINANCIAL STATEMENTS.

A157

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Ambience Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28			275	$275,688
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	(a)		335	318,811
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30			495	479,454
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28			1,875	2,139,057
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25		EUR	1,600	1,943,031
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)		1,000	1,098,297
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	(a)		2,115	2,033,592
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)		454	468,733

					10,232,365

Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	(a)		1,675	1,733,806

Semiconductors — 1.0%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26			3,509	3,819,106
4.750%	04/15/29			1,500	1,744,905
5.000%	04/15/30			2,500	2,954,992
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33			1,250	1,317,974
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.625%	06/01/23			2,675	2,874,581

					12,711,558

Software — 0.4%
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26			850	896,711
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	400	482,017
Sr. Unsec’d. Notes
3.100%	03/01/41			1,320	1,356,128
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50			1,815	1,783,547

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
2.675%	06/01/60		435	$433,105

				4,951,508

Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30		485	560,757
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33		1,216	1,205,207
3.500%	09/15/53		4,881	4,895,271
3.550%	09/15/55		972	973,965
3.650%	09/15/59		65	65,853
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		500	501,960
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		200	208,424
8.750%	05/25/24		997	1,038,355
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		500	478,407
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		230	244,508
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	(a)	850	965,926
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		600	614,946
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		500	593,912
7.875%	09/15/23		2,000	2,273,597
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
4.375%	04/15/40		425	498,153
4.500%	04/15/50		3,080	3,663,975
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		3,285	3,169,448
3.400%	03/22/41		1,175	1,244,596
4.016%	12/03/29		120	137,652
4.500%	08/10/33		990	1,184,645

				24,519,557

Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		294	306,948

Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		103	119,830

SEE NOTES TO FINANCIAL STATEMENTS.

A158

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50	(a)	625	$675,843

TOTAL CORPORATE BONDS (cost $458,049,074)				493,762,381

MUNICIPAL BONDS — 1.8%
California — 0.4%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,988,314
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	2,474,436
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40		725	1,216,970

				5,679,720

Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		770	1,220,458

Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40		1,380	2,092,618
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22		20	21,159
General Obligation Unlimited, Series D
5.000%	11/01/22		2,650	2,814,141

				4,927,918

New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41		1,175	1,880,352
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40		2,050	3,370,651

				5,251,003

Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40		695	940,022

Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34		615	860,705

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45		800	1,142,624

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Puerto Rico — 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1
5.000%	07/01/58	1,710	$1,970,997

Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	504,536

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	425	536,707

TOTAL MUNICIPAL BONDS (cost $16,228,648)			23,034,690

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.1%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	13	12,775
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.692%(c)	04/25/28	416	415,822
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.942%(c)	10/25/28	568	569,050
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.542%(c)	04/25/29	268	267,917
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	10/25/29	174	173,581
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.092%(c)	10/25/29	700	700,437
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.492%(c)	06/25/30	46	46,075
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.392%(c)	08/26/30	32	32,406
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.292%(c)	08/26/30	240	241,580
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.092%(c)	08/26/30	275	280,292
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.092%(c)	10/25/30	290	291,086
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.942%(c)	10/25/30	215	219,630
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.792%(c)	10/25/30	275	287,323

SEE NOTES TO FINANCIAL STATEMENTS.

A159

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.227%(c)	09/15/21^	2,793	$2,785,646
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.846%(c)	08/29/22	4,466	4,468,299
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.041%(cc)	09/25/47	377	362,909
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	06/25/39	304	304,731
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.192%(c)	10/25/39	400	401,991
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	467	474,005
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.792%(c)	11/25/28	585	585,412
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.892%(c)	04/25/29	180	181,065
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	10/25/30	379	380,052
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.092%(c)	10/25/30	520	523,224
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.592%(c)	10/25/30	360	365,763
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.168%(c)	10/25/33	605	612,609
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.718%(c)	10/25/33	940	958,576
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.492%(c)	05/25/30	464	470,108
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.242%(c)	10/25/30	291	294,286
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	2,243	2,427,621
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,809,281

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.442%(c)	03/25/29	32	$32,246
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.018%(c)	11/25/50	900	941,844
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.618%(c)	11/25/50	4,365	4,434,005
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.418%(c)	08/25/33	3,955	4,072,800
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.942%(c)	02/25/50	1,220	1,229,932
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.192%(c)	06/25/50	205	214,632
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.092%(c)	06/25/50	423	425,810
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.092%(c)	08/25/50	1,570	1,681,933
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.842%(c)	08/25/50	589	595,203
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.818%(c)	10/25/50	670	711,352
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.818%(c)	10/25/50	500	507,480
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.192%(c)	03/25/50	90	91,406
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.692%(c)	07/25/50	1,454	1,472,061
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.342%(c)	09/25/50	320	337,821
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.242%(c)	09/25/50	190	192,578
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
2.268%(c)	08/25/33	4,200	4,255,199
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.842%(c)	09/25/48	3	2,882
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.742%(c)	01/25/49	222	224,883

SEE NOTES TO FINANCIAL STATEMENTS.

A160

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac REMICS,
Series 4289, Class WZ
3.000%	01/15/44	790	$840,825
Series 4768, Class GA
3.500%	09/15/45	1,012	1,057,396
Series 4768, Class VB
3.500%	06/15/38	500	509,470
Series 4939, Class KT
3.000%	07/15/48	868	902,494
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	1,402	1,405,174
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.232%(c)	01/26/37	746	740,708
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.692%(c)	10/25/28	151	150,979
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.742%(c)	05/25/29	179	179,440
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.692%(c)	10/25/30	538	540,044
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.342%(c)	10/25/30	500	505,155
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.242%(c)	10/25/30	200	203,000
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	573	574,818
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59	1,235	1,243,557
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	1,088	1,097,622
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.327%(c)	01/23/23	655	655,021
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23	620	620,297
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.427%(c)	04/23/23	1,200	1,200,575
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.692%(c)	12/11/21	11,580	11,594,382
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	11/15/21	4,600	4,594,150

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.860%(c)	03/31/23	3,430	$3,443,966
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.860%(c)	03/31/23	3,600	3,604,645
Series 2021-EBO06, Class A1X, 144A
0.000%(cc)	02/16/22^	4,433	4,433,000
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	01/25/48	721	722,159
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.642%(c)	07/25/28	103	103,301
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	07/25/29	46	46,389
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.842%(c)	07/25/30	236	236,968
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.492%(c)	10/25/30	97	97,321
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.692%(c)	10/25/30	260	264,550
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.492%(c)	03/25/28	27	27,090
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.792%(c)	03/25/28	360	363,636
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	06/25/29	47	46,601
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.042%(c)	01/25/30	500	500,053
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.542%(c)	01/25/30	1,500	1,503,045
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.092%(c)	10/25/30	790	793,236
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.692%(c)	10/25/30	655	663,628
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.891%(c)	06/20/22	3,410	3,411,535

SEE NOTES TO FINANCIAL STATEMENTS.

A161

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.537%(cc)	02/25/34		263	$266,575
Series 2004-18, Class 3A1
2.491%(cc)	12/25/34		1,527	1,566,655

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $91,961,280)				93,077,079

SOVEREIGN BONDS — 3.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		369	132,385
0.125%(cc)	01/09/38		905	340,947
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	570,072
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,123	1,214,867
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		725	775,543
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	264,825
5.000%	06/15/45		205	217,823
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		575	653,577
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	551	681,115
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		570	572,849
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	2,628,636
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	471,385
5.375%	03/25/24		290	327,160
5.750%	11/22/23		2,300	2,583,476
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	475,219
1.450%	09/18/26	EUR	375	462,982
3.375%	07/30/25	EUR	3,125	4,145,028
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	1,225	1,453,640
3.750%	06/14/28	EUR	1,250	1,758,329
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000	1,054,160

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23			600	$637,631
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24			600	618,314
2.625%	04/20/22			1,000	1,018,596
3.000%	03/12/24			600	637,403
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22			1,000	1,036,984
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25			450	489,785
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23	(d)		120	52,061
9.950%	06/09/21	(d)		1,790	835,052
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48			780	1,035,788
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29			200	208,218
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	1,995	3,564,160
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33			4,730	5,957,146
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35		EUR	1,156	1,610,544
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35		EUR	940	1,309,612
4.125%	03/11/39		EUR	254	356,899
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25			675	745,460
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29		EUR	442	528,206
3.125%	05/15/27		EUR	237	312,670
7.250%	09/28/21			533	541,307
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33		EUR	610	709,152
2.125%	12/01/30			1,435	1,360,197
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			600	611,901
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23			680	733,611
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21			160	161,400
7.750%	09/01/22			1,120	1,176,081
8.994%	02/01/24			200	221,794
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	1,325	1,466,196
7.750%	09/01/22			930	976,568

SEE NOTES TO FINANCIAL STATEMENTS.

A162

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
8.994%	02/01/24		200	$221,794
9.750%	11/01/28		400	476,268
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		500	646,323

TOTAL SOVEREIGN BONDS (cost $48,116,283)				51,041,139

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47		1,134	1,212,462
5.500%	10/01/33		472	548,947
5.500%	06/01/34		4	4,613
6.000%	11/01/33		106	121,445
6.000%	05/01/34		49	54,751
6.000%	06/01/34		90	100,447
6.250%	07/15/32	(k)	830	1,219,723
6.500%	07/01/32		10	11,221
6.500%	07/01/32		17	19,439
6.500%	08/01/32		24	26,848
6.500%	08/01/32		30	33,785
6.500%	08/01/32		37	41,789
6.500%	09/01/32		29	33,015
6.500%	09/01/32		90	102,167
6.750%	03/15/31		600	881,809
Federal National Mortgage Assoc.
4.500%	08/01/40	(k)	1,249	1,392,864
5.500%	02/01/33		6	6,765
5.500%	02/01/33		10	11,472
5.500%	03/01/33		17	19,169
5.500%	03/01/33		29	33,749
5.500%	03/01/33		33	37,625
5.500%	04/01/33		4	4,641
5.500%	04/01/33		21	23,924
5.500%	04/01/33		25	28,317
5.500%	04/01/33		25	29,148
5.500%	07/01/33		15	17,329
5.500%	07/01/33		23	26,926
5.500%	08/01/33		15	16,602
5.500%	02/01/34		23	26,238
5.500%	04/01/34		15	16,573
5.500%	06/01/34		31	35,119
6.000%	10/01/33		2	1,826
6.000%	10/01/33		183	209,428
6.000%	03/01/34		52	58,209
6.000%	02/01/35		152	180,361
6.000%	11/01/36		41	48,501
6.250%	05/15/29	(k)	535	728,527
6.500%	08/01/32		84	93,950
6.500%	09/01/32		92	104,192
6.500%	09/01/32		132	155,386
6.500%	10/01/32		53	60,091
6.500%	04/01/33		106	122,789
6.500%	11/01/33		3	3,351
6.625%	11/15/30	(k)	530	766,790
7.000%	05/01/32		53	56,191
7.000%	06/01/32		4	4,641
7.125%	01/15/30		785	1,143,687

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Assoc.
3.500%	01/20/48		207	$219,155
4.000%	02/20/49		475	502,463
5.500%	01/15/33		45	52,838
5.500%	02/15/33		31	36,729
5.500%	05/15/33		111	124,411
5.500%	05/15/33		161	180,330
5.500%	06/15/33		166	187,749
5.500%	09/15/33		67	75,231
5.500%	07/15/35		42	49,311
6.000%	12/15/32		92	108,811
6.000%	11/15/33		36	42,696
6.000%	01/15/34		7	8,637
6.000%	06/20/34		235	274,780
6.000%	11/15/34		314	366,702
6.500%	09/15/32		32	36,119
6.500%	09/15/32		124	138,692
6.500%	09/15/32		131	146,734
6.500%	11/15/33		102	114,810

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,677,417)				12,543,040

U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Bonds
1.875%	02/15/51		905	863,568
2.250%	05/15/41		20,430	21,259,969
2.500%	02/15/46		41,510	44,954,033
2.500%	05/15/46	(k)	965	1,045,065
3.000%	05/15/45	(k)	4,065	4,792,254
3.000%	02/15/48	(k)	9,950	11,854,492
3.125%	02/15/43	(k)	3,095	3,695,623
3.625%	08/15/43	(h)	200	257,375
3.625%	02/15/44	(k)	1,180	1,524,228
U.S. Treasury Notes
1.125%	02/15/31	(k)	1,255	1,218,723
1.375%	01/31/25		2,150	2,209,293
U.S. Treasury Strips Coupon
1.467%(s)	11/15/41		500	320,898
2.056%(s)	11/15/38	(k)	290	203,464
2.208%(s)	05/15/39	(k)	3,425	2,359,236
2.335%(s)	08/15/44		2,500	1,500,977
2.364%(s)	05/15/45		3,420	2,023,144
2.377%(s)	08/15/45		1,250	735,303
2.387%(s)	05/15/43		4,015	2,483,340
2.395%(s)	11/15/43		619	377,517
2.423%(s)	11/15/40		430	284,657
2.423%(s)	05/15/44		7,225	4,369,996
3.176%(s)	08/15/40		120	79,941

TOTAL U.S. TREASURY OBLIGATIONS (cost $105,003,034)				108,413,096

			Shares

COMMON STOCKS — 0.5%
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)*			6,372	1,408,690

SEE NOTES TO FINANCIAL STATEMENTS.

A163

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp.(a)	89,905	$4,667,868
Chesapeake Energy Corp. Backstop Commitment*^	517	26,540

		4,694,408

TOTAL COMMON STOCKS (cost $3,321,161)		6,103,098

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 6.556%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	45,000	1,255,500

Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	35,000	1,053,150

TOTAL PREFERRED STOCKS (cost $2,000,000)		2,308,650

TOTAL LONG-TERM INVESTMENTS (cost $1,215,904,439)		1,278,622,120

SHORT-TERM INVESTMENTS — 4.7%
AFFILIATED MUTUAL FUNDS — 4.7%
PGIM Core Ultra Short Bond Fund(wa)	19,402,964	19,402,964
PGIM Institutional Money Market Fund (cost $41,955,619; includes $41,952,793 of cash collateral for securities on loan)(b)(wa)	41,993,525	41,968,329

TOTAL AFFILIATED MUTUAL FUNDS (cost $61,358,583)		61,371,293

OPTIONS PURCHASED*~ — 0.0% (cost $225,553)		62,712

TOTAL SHORT-TERM INVESTMENTS (cost $61,584,136)		61,434,005

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.6% (cost $1,277,488,575)		1,340,056,125

OPTIONS WRITTEN*~ — (0.0)% (premiums received $220,474)		(168,190)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.6% (cost $1,277,268,101)		1,339,887,935

Liabilities in excess of other assets(z) — (2.6)%		(33,989,112)

NET ASSETS — 100.0%		$1,305,898,823

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,066,633 and 0.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,386,054; cash collateral of $41,952,793 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A164

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$112.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	12,350	$7
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	07/21/21	0.40%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	20,390	176
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.38%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	10,050	16
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	20,390	300
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$108.00	CDX.NA.HY.36.V1(Q)	5.00%(Q)	12,350	40,501
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.58%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	20,390	3,176
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.55%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	10,050	7,072
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.58%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	20,390	11,464

Total Options Purchased (cost $225,553)								$62,712

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$109.50	CDX.NA.HY.36.V1(Q)	5.00%(Q)	12,350	$(74,639)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	07/21/21	0.50%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	20,390	(24,957)
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	10,050	(6,881)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.50%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	20,390	(29,928)
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$105.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	12,350	(16,018)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	20,390	(1,274)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	10,050	(2,500)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	20,390	(4,059)
GS_21-PJA†† ^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	15,090	(2,547)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR 2,500	(5,387)

Total Options Written (premiums received $220,474)								$(168,190)

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,359	5 Year U.S. Treasury Notes	Sep. 2021	$291,170,639	$(725,997)
814	10 Year U.S. Treasury Notes	Sep. 2021	107,855,000	452,375
200	10 Year U.S. Ultra Treasury Notes	Sep. 2021	29,440,626	445,539
317	20 Year U.S. Treasury Bonds	Sep. 2021	50,957,750	1,131,156
124	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	23,893,250	719,220

				2,022,293

Short Positions:
2,180	2 Year U.S. Treasury Notes	Sep. 2021	480,298,280	728,096
211	5 Year Euro-Bobl	Sep. 2021	33,563,424	(39,147)
121	10 Year Euro-Bund	Sep. 2021	24,765,349	(147,112)
127	Euro Schatz Index	Sep. 2021	16,887,191	2,613

				544,450

				$2,566,743

Forward foreign currency exchange contracts outstanding at June 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/21	Barclays Bank PLC	GBP 1,534	$2,136,086	$2,122,248	$—	$(13,838)
Expiring 07/02/21	UBS AG	GBP 10,385	14,458,658	14,365,284	—	(93,374)
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR 65,664	78,402,944	77,864,592	—	(538,352)

			$94,997,688	$94,352,124	—	(645,564)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Barclays Bank PLC	AUD 559	$433,395	$419,536	$13,859	$—
British Pound,
Expiring 07/02/21	Bank of America, N.A.	GBP 11,919	16,878,204	16,487,533	390,671	—
Expiring 08/03/21	UBS AG	GBP 10,385	14,459,427	14,366,606	92,821	—
Euro,
Expiring 07/02/21	Bank of America, N.A.	EUR 260	317,985	307,838	10,147	—
Expiring 07/02/21	Citibank, N.A.	EUR 65,405	79,971,657	77,556,754	2,414,903	—
Expiring 08/03/21	Citibank, N.A.	EUR 65,664	78,452,980	77,915,693	537,287	—
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR 4,651	338,827	322,524	16,303	—
Expiring 09/15/21	Citibank, N.A.	ZAR 3,729	272,637	258,600	14,037	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR 3,152	226,105	218,552	7,553	—

			$191,351,217	$187,853,636	3,497,581	—

					$3,497,581	$(645,564)

SEE NOTES TO FINANCIAL STATEMENTS.

A166

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Credit default swap agreements outstanding at June 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	08/14/21	0.250%(M)	15,090	0.250%	$5,318	$(1,504)	$6,822	Goldman Sachs International

†† The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	12/20/22	0.250%(Q)	EUR 4,855	$(17,506)	$(17,553)	$47	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)	665	(8,733)	1,925	(10,658)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	(8,602)	4,806	(13,408)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(2,889)	1,808	(4,697)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(2,889)	1,660	(4,549)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(2,823)	586	(3,409)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(1,510)	333	(1,843)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	160	(2,225)	783	(3,008)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	130	(1,807)	762	(2,569)	Citibank, N.A.

				$(48,984)	$(4,890)	$(44,094)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,700	0.456%	$10,790	$9,483	$1,307	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	2.411%	(59,846)	(29,303)	(30,543)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.411%	(14,928)	(14,150)	(778)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	2.411%	(14,792)	(16,831)	2,039	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.411%	(5,021)	(5,855)	834	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.411%	(5,021)	(5,749)	728	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	2.411%	(4,886)	(4,653)	(233)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	2.411%	(2,443)	(2,314)	(129)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	3.220%	(11,676)	(10,487)	(1,189)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	3.220%	(9,487)	(8,621)	(866)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	580	0.855%	2,610	(4,369)	6,979	Citibank, N.A.

					$(114,700)	$(92,849)	$(21,851)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	59,150	$(1,243,141)	$(1,523,630)	$(280,489)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery

SEE NOTES TO FINANCIAL STATEMENTS.

A167

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
1,990	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(71,498)	$(71,498)
1,130	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(46,388)	(46,388)
3,400	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(139,204)	(139,204)
2,430	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(27,724)	(27,724)
830	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(12,473)	(12,473)
1,670	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(22,786)	(22,786)
1,705	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(23,452)	(23,452)
1,030	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(13,597)	(13,597)
1,040	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(13,590)	(13,590)
1,010	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(12,018)	(12,018)
1,945	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(22,066)	(22,066)

				$—	$(404,796)	$(404,796)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	6,000	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (23)	$(68,026)	$(68,003)
AUD	1,300	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(27)	(36,652)	(36,625)
AUD	1,910	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	252	(52,753)	(53,005)
AUD	5,270	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(568)	110,430	110,998
AUD	1,760	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(195)	43,175	43,370
BRL	12,664	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(53,006)	(53,006)
BRL	23,370	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(172,335)	(172,335)
BRL	25,186	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(187,398)	(187,398)
BRL	39,452	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(290,046)	(290,046)
BRL	6,276	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	23,701	23,701
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	29,171	29,171
BRL	18,662	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	76,320	76,320
BRL	8,496	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(97,964)	(97,964)
BRL	8,006	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(88,648)	(88,648)
BRL	14,270	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(159,057)	(159,057)
CAD	9,320	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(77)	(155,891)	(155,814)

SEE NOTES TO FINANCIAL STATEMENTS.

A168

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	8,420	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$ (69)	$ (145,531)	$ (145,462)
CLP	180,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(18,350)	(18,350)
CLP	3,000,000	01/20/28	2.090%(S)	1 Day CLOIS(2)(S)	—	(393,580)	(393,580)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(72,118)	(72,118)
CLP	3,181,000	01/22/29	2.293%(S)	1 Day CLOIS(2)(S)	—	(459,784)	(459,784)
COP	3,909,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(7,561)	(7,561)
COP	6,724,755	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(3,821)	(3,821)
COP	18,811,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(404,672)	(404,672)
COP	2,761,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(31,094)	(31,094)
COP	1,932,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(21,423)	(21,423)
COP	4,156,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(46,507)	(46,507)
GBP	635	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(14,468)	(13,737)	731
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(184,608)	(149,531)	35,077
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(14,034)	(14,034)
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(145,549)	(113,604)	31,945
GBP	767	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	48,148	47,211	(937)
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	(16,857)	(7,769)
HUF	99,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(26,585)	(26,585)
HUF	1,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(411,679)	(411,679)
HUF	432,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(91,569)	(91,569)
MXN	36,985	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(82)	(37,887)	(37,805)
MXN	51,300	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(37)	(241,836)	(241,799)
MXN	7,310	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(32)	(37,012)	(36,980)
MXN	20,460	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(27)	(110,939)	(110,912)
MXN	72,900	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(96)	(398,423)	(398,327)
MXN	19,550	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(33)	(112,285)	(112,252)
MXN	5,485	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(34)	(34,196)	(34,162)
NZD	2,100	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(22,279)	(22,279)
NZD	1,220	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(54,260)	(54,260)
NZD	4,670	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	2,033	(205,858)	(207,891)
NZD	1,630	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(72,167)	(72,167)
NZD	2,495	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	18,761	18,761
PLN	4,290	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	1,638	(49,007)	(50,645)
PLN	17,070	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(14,930)	(207,995)	(193,065)
PLN	6,250	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	4,545	10,003	5,458
	5,400	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	70,139	70,139
	6,475	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	86,548	86,548
	3,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(83,273)	(83,273)
	435	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	8,382	8,382
	1,270	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	26,413	26,413
	4,100	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	(115,624)	(115,624)
ZAR	27,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,098)	63,168	64,266
ZAR	36,800	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(10,075)	81,927	92,002
ZAR	19,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	489	54,750	54,261
ZAR	22,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(182)	81,544	81,726
ZAR	14,700	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(125)	58,109	58,234
ZAR	58,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	259,998	259,998
ZAR	6,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(119)	61,539	61,658
ZAR	12,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(49)	99,169	99,218
ZAR	29,700	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(544)	333,246	333,790
ZAR	61,200	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(1,568)	1,012	2,580
ZAR	26,100	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(48,046)	(52,058)	(4,012)
ZAR	21,000	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	17,180	40,065	22,885

					$(357,464)	$(3,954,131)	$ (3,596,667)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Total return swap agreements outstanding at June 30, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	808	$1,940	$(2,213)	$4,153

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$22,146	$(123,602)	$22,909	$(77,879)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$13,363,277

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$11,691,910	$818,676
Collateralized Loan Obligations	—	241,875,064	—
Consumer Loans	—	18,243,542	—
Credit Cards	—	3,566,305	—
Home Equity Loans	—	550,212	—
Other	—	2,344,463	—
Residential Mortgage-Backed Securities	—	7,171,917	—
Student Loans	—	18,242,994	—
Bank Loans	—	14,306,722	—
Commercial Mortgage-Backed Securities	—	169,527,142	—
Corporate Bonds	—	493,762,381	—
Municipal Bonds	—	23,034,690	—
Residential Mortgage-Backed Securities	—	85,858,433	7,218,646
Sovereign Bonds	—	51,041,139	—
U.S. Government Agency Obligations	—	12,543,040	—
U.S. Treasury Obligations	—	108,413,096	—
Common Stocks	4,667,868	1,408,690	26,540

SEE NOTES TO FINANCIAL STATEMENTS.

A170

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stocks	$2,308,650	$—	$—
Short-Term Investments
Affiliated Mutual Funds	61,371,293	—	—
Options Purchased	—	62,712	—

Total	$68,347,811	$1,263,644,452	$8,063,862

Liabilities
Options Written	$—	$(165,643)	$(2,547)

Other Financial Instruments*
Assets
Futures Contracts	$3,478,999	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,497,581	—
OTC Credit Default Swap Agreements	—	13,400	5,318
Centrally Cleared Interest Rate Swap Agreements	—	1,697,632	—
OTC Total Return Swap Agreement	—	1,940	—

Total	$3,478,999	$5,210,553	$5,318

Liabilities
Futures Contracts	$(912,256)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(645,564)	—
Centrally Cleared Credit Default Swap Agreement	—	(280,489)	—
OTC Credit Default Swap Agreements	—	(177,084)	—
Centrally Cleared Inflation Swap Agreements	—	(404,796)	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,294,299)	—

Total	$(912,256)	$(6,802,232)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Collateralized Loan Obligations	18.5%
Commercial Mortgage-Backed Securities	13.0
Banks	9.8
U.S. Treasury Obligations	8.3
Residential Mortgage-Backed Securities	7.6
Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	4.7
Sovereign Bonds	3.9
Pharmaceuticals	2.8
Electric	2.7
Oil & Gas	2.5
Telecommunications	2.0
Pipelines	2.0
Media	1.9
Municipal Bonds	1.8
Consumer Loans	1.4
Student Loans	1.4
Chemicals	1.2
Auto Manufacturers	1.2
Retail	1.1
Insurance	1.0
Semiconductors	1.0

Automobiles	1.0%
U.S. Government Agency Obligations	0.9
Foods	0.9
Healthcare-Services	0.8
Commercial Services	0.7
Real Estate Investment Trusts (REITs)	0.6
Airlines	0.6
Aerospace & Defense	0.5
Software	0.5
Healthcare-Products	0.4
Miscellaneous Manufacturing	0.4
Lodging	0.4
Oil, Gas & Consumable Fuels	0.4
Agriculture	0.3
Beverages	0.3
Packaging & Containers	0.3
Entertainment	0.3
Multi-National	0.3
Diversified Financial Services	0.3
Credit Cards	0.3
Gas	0.2
Auto Parts & Equipment	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A171

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Building Materials	0.2%
Engineering & Construction	0.2
Other	0.2
Home Builders	0.2
Machinery-Diversified	0.2
Computers	0.2
Iron/Steel	0.1
Mining	0.1
Savings & Loans	0.1
Gas Utilities	0.1
Electrical Components & Equipment	0.1
Real Estate	0.1
Electronics	0.1
Capital Markets	0.1
Housewares	0.1

Water	0.1%
Environmental Control	0.0	*
Oil & Gas Services	0.0	*
Home Equity Loans	0.0	*
Textiles	0.0	*
Machinery-Construction & Mining	0.0	*
Transportation	0.0	*
Options Purchased	0.0	*

	102.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$280,489	*
Credit contracts	Premiums paid for OTC swap agreements	22,146		Premiums received for OTC swap agreements	121,389
Credit contracts	Unaffiliated investments	62,712		Options written outstanding, at value	168,190
Credit contracts	Unrealized appreciation on OTC swap agreements	18,756		Unrealized depreciation on OTC swap agreements	77,879
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,497,581		Unrealized depreciation on OTC forward foreign currency exchange contracts	645,564
Interest rate contracts	Due from/to broker-variation margin futures	3,478,999	*	Due from/to broker-variation margin futures	912,256	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,697,632	*	Due from/to broker-variation margin swaps	5,699,095	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	2,213
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,153		—	—

		$8,781,979			$7,907,075

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A172

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$ —	$ —	$170,179
Foreign exchange contracts	—	(2,199,619)	—
Interest rate contracts	(22,424,955)	—	457,833

Total	$(22,424,955)	$(2,199,619)	$628,012

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(162,841)	$52,284	$—	$—	$(891,009)
Foreign exchange contracts	—	—	—	4,920,702	—
Interest rate contracts	—	—	4,321,254	—	(6,927,124)

Total	$(162,841)	$52,284	$4,321,254	$4,920,702	$(7,818,133)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)		Futures Contracts— Long Positions(2)		Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$75,184	$48,138,125		$473,713,707		$555,847,781	$61,489,922

Forward Foreign Currency Exchange Contracts—Sold(3)		Cross Currency Exchange Contracts(4)		Interest Rate Swap Agreements(2)		Credit Default Swap Agreements— Buy Protection(2)
$143,486,731		$5,276		$148,199,240		$58,875,605

Credit Default Swap Agreements— Sell Protection(2)			Total Return Swap Agreements(2)			Inflation Swap Agreements(2)
$30,286,667			$900,609			$8,233,333

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$41,386,054	$(41,386,054)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$411,608	$—	$411,608	$(297,377)	$114,231
Barclays Bank PLC	17,258	(63,009)	(45,751)	—	(45,751)
BNP Paribas S.A.	40,508	(90,657)	(50,149)	—	(50,149)
Citibank, N.A.	3,005,773	(658,717)	2,347,056	(2,049,424)	297,632
Credit Suisse International	4,153	(62,059)	(57,906)	57,906	—
Deutsche Bank AG	7,088	(9,381)	(2,293)	—	(2,293)
Goldman Sachs International	18,586	(38,038)	(19,452)	—	(19,452)
The Toronto-Dominion Bank	7,553	—	7,553	—	7,553
UBS AG	92,821	(93,374)	(553)	—	(553)

	$3,605,348	$(1,015,235)	$2,590,113	$(2,288,895)	$301,218

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A174

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $41,386,054:
Unaffiliated investments (cost $1,216,129,992)	$1,278,684,832
Affiliated investments (cost $61,358,583)	61,371,293
Foreign currency, at value (cost $1,130,924)	1,115,362
Cash	57,200
Dividends and interest receivable	8,647,686
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,497,581
Receivable for investments sold	1,918,439
Due from broker-variation margin futures	603,734
Receivable for Portfolio shares sold	130,651
Tax reclaim receivable	26,366
Unrealized appreciation on OTC swap agreements	22,909
Premiums paid for OTC swap agreements	22,146
Prepaid expenses	2,383

Total Assets	1,356,100,582

LIABILITIES
Payable to broker for collateral for securities on loan	41,952,793
Payable for investments purchased	6,422,478
Unrealized depreciation on OTC forward foreign currency exchange contracts	645,564
Management fee payable	427,638
Accrued expenses and other liabilities	200,707
Options written outstanding, at value (premiums received $220,474)	168,190
Due to broker-variation margin swaps	132,852
Premiums received for OTC swap agreements	123,602
Unrealized depreciation on OTC swap agreements	77,879
Payable for Portfolio shares purchased	48,842
Affiliated transfer agent fee payable	980
Distribution fee payable	158
Trustees’ fees payable	76

Total Liabilities	50,201,759

NET ASSETS	$1,305,898,823

Net assets were comprised of:
Partners’ Equity	$1,305,898,823

Class I:
Net asset value and redemption price per share, $1,304,935,385 / 83,618,107 outstanding shares of beneficial interest	$15.61

Class III:
Net asset value and redemption price per share, $963,438 / 61,758 outstanding shares of beneficial interest	$15.60

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$19,236,463
Unaffiliated dividend income	91,746
Income from securities lending, net (including affiliated income of $17,766)	25,882
Affiliated dividend income	23,715

Total income	19,377,806

EXPENSES
Management fee	2,531,687
Distribution fee—Class III	242
Custodian and accounting fees	58,803
Shareholders’ reports	47,912
Audit fee	28,086
Trustees’ fees	12,356
Legal fees and expenses	11,248
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	20,494

Total expenses	2,716,125

NET INVESTMENT INCOME (LOSS)	16,661,681

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,505))	9,035,306
Futures transactions	(22,424,955)
Forward and cross currency contract transactions	(2,199,619)
Swap agreements transactions	628,012
Foreign currency transactions	599,045

(14,362,211)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,282))	(17,510,146)
Futures	4,321,254
Forward and cross currency contracts	4,920,702
Options written	52,284
Swap agreements	(7,818,133)
Foreign currencies	130,464

(15,903,575)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(30,265,786)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,604,105)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,661,681	$36,939,115
Net realized gain (loss) on investment and foreign currency transactions	(14,362,211)	(715,016)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,903,575)	64,021,649

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,604,105)	100,245,748

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	75,276,839	108,389,140
Portfolio shares purchased	(48,381,968)	(106,131,559)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	26,894,871	2,257,581

TOTAL INCREASE (DECREASE)	13,290,766	102,503,329
NET ASSETS:
Beginning of period	1,292,608,057	1,190,104,728

End of period	$1,305,898,823	$1,292,608,057

SEE NOTES TO FINANCIAL STATEMENTS.

A175

PSF SMALL-CAP STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.2%
AAR Corp.*	32,071	$1,242,751
Aerojet Rocketdyne Holdings, Inc.(a)	71,855	3,469,878
AeroVironment, Inc.*	21,664	2,169,649
Kaman Corp.	26,842	1,352,837
Moog, Inc. (Class A Stock)	28,244	2,374,191
National Presto Industries, Inc.	5,089	517,297
Park Aerospace Corp.	17,944	267,366
Triumph Group, Inc.*	58,840	1,220,930

		12,614,899

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*(a)	26,580	1,810,364
Echo Global Logistics, Inc.*	25,560	785,714
Forward Air Corp.	26,366	2,366,348
Hub Group, Inc. (Class A Stock)*	32,570	2,148,969

		7,111,395

Airlines — 0.6%
Allegiant Travel Co.*	14,064	2,728,416
Hawaiian Holdings, Inc.*(a)	49,300	1,201,441
SkyWest, Inc.*	48,560	2,091,479

		6,021,336

Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.*	109,590	1,134,256
Cooper-Standard Holdings, Inc.*(a)	16,200	469,800
Dorman Products, Inc.*	27,550	2,856,108
Gentherm, Inc.*	32,000	2,273,600
LCI Industries	24,429	3,210,459
Motorcar Parts of America, Inc.*	18,190	408,184
Patrick Industries, Inc.	21,560	1,573,880
Standard Motor Products, Inc.	19,259	834,878

		12,761,165

Automobiles — 0.2%
Winnebago Industries, Inc.(a)	32,411	2,202,652

Banks — 9.4%
Allegiance Bancshares, Inc.	17,860	686,538
Ameris Bancorp	67,270	3,405,880
Banc of California, Inc.	42,880	752,115
BancFirst Corp.	18,070	1,128,110
Bancorp, Inc. (The)*	48,940	1,126,109
BankUnited, Inc.	89,900	3,837,831
Banner Corp.	33,560	1,819,288
Berkshire Hills Bancorp, Inc.	49,400	1,354,054
Boston Private Financial Holdings, Inc.	79,372	1,170,737
Brookline Bancorp, Inc.	75,262	1,125,167
Cadence BanCorp	120,260	2,511,029
Central Pacific Financial Corp.	27,240	709,874
City Holding Co.	15,124	1,137,930
Columbia Banking System, Inc.	69,198	2,668,275
Community Bank System, Inc.	51,946	3,929,715
Customers Bancorp, Inc.*	28,640	1,116,674
CVB Financial Corp.	123,050	2,533,599
Dime Community Bancshares, Inc.	33,988	1,142,677
Eagle Bancorp, Inc.	30,810	1,727,825

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
FB Financial Corp.	32,440	$1,210,661
First Bancorp.(a)	27,470	1,123,798
First BanCorp. (Puerto Rico)	207,632	2,474,973
First Commonwealth Financial Corp.	92,760	1,305,133
First Financial Bancorp	93,633	2,212,548
First Hawaiian, Inc.(a)	125,750	3,563,755
First Midwest Bancorp, Inc.	110,030	2,181,895
Great Western Bancorp, Inc.	53,150	1,742,788
Hanmi Financial Corp.	29,356	559,525
Heritage Financial Corp.	34,700	868,194
Hilltop Holdings, Inc.(a)	62,780	2,285,192
Hope Bancorp, Inc.	118,894	1,685,917
Independent Bank Corp.(a)	31,876	2,406,638
Independent Bank Group, Inc.	35,430	2,621,111
Investors Bancorp, Inc.(a)	217,110	3,095,989
National Bank Holdings Corp. (Class A Stock)	29,650	1,118,991
NBT Bancorp, Inc.	41,890	1,506,783
OFG Bancorp (Puerto Rico)	49,700	1,099,364
Old National Bancorp(a)	159,617	2,810,855
Pacific Premier Bancorp, Inc.	91,285	3,860,443
Park National Corp.(a)	13,700	1,608,654
Preferred Bank	13,080	827,572
Renasant Corp.(a)	54,320	2,172,800
S&T Bancorp, Inc.	37,853	1,184,799
Seacoast Banking Corp. of Florida	53,330	1,821,219
ServisFirst Bancshares, Inc.(a)	45,460	3,090,371
Simmons First National Corp. (Class A Stock)(a)	104,506	3,066,206
Southside Bancshares, Inc.	29,856	1,141,395
Tompkins Financial Corp.	11,644	903,109
Triumph Bancorp, Inc.*	21,840	1,621,620
United Community Banks, Inc.	83,717	2,679,781
Veritex Holdings, Inc.	47,720	1,689,765
Westamerica BanCorp	25,920	1,504,138

		96,929,409

Beverages — 0.6%
Celsius Holdings, Inc.*(a)	31,660	2,409,009
Coca-Cola Consolidated, Inc.(a)	4,550	1,829,692
MGP Ingredients, Inc.(a)	12,700	859,028
National Beverage Corp.(a)	22,510	1,063,147

		6,160,876

Biotechnology — 1.4%
Anika Therapeutics, Inc.*(a)	13,900	601,731
Coherus Biosciences, Inc.*(a)	64,000	885,120
Cytokinetics, Inc.*(a)	69,000	1,365,510
Eagle Pharmaceuticals, Inc.*(a)	11,220	480,216
Enanta Pharmaceuticals, Inc.*(a)	17,370	764,454
Myriad Genetics, Inc.*	74,330	2,273,011
Organogenesis Holdings, Inc.*(a)	47,980	797,428
REGENXBIO, Inc.*	33,630	1,306,525
Spectrum Pharmaceuticals, Inc.*	154,750	580,313
Vanda Pharmaceuticals, Inc.*	53,390	1,148,419
Vericel Corp.*	44,720	2,347,800
Xencor, Inc.*	56,150	1,936,613

		14,487,140

SEE NOTES TO FINANCIAL STATEMENTS.

A176

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products — 1.9%
AAON, Inc.(a)	39,449	$2,469,113
American Woodmark Corp.*	16,400	1,339,716
Apogee Enterprises, Inc.(a)	24,878	1,013,281
Gibraltar Industries, Inc.*	31,478	2,402,086
Griffon Corp.	43,599	1,117,442
Insteel Industries, Inc.	18,560	596,704
PGT Innovations, Inc.*	57,240	1,329,685
Quanex Building Products Corp.	32,378	804,270
Resideo Technologies, Inc.*	138,760	4,162,800
UFP Industries, Inc.	59,662	4,435,273

		19,670,370

Capital Markets — 1.0%
B Riley Financial, Inc.	17,060	1,288,030
Blucora, Inc.*	46,492	804,777
Brightsphere Investment Group, Inc.	57,400	1,344,882
Donnelley Financial Solutions, Inc.*	28,707	947,331
Greenhill & Co., Inc.	14,070	218,929
Piper Sandler Cos	13,925	1,804,123
StoneX Group, Inc.*	16,060	974,360
Virtus Investment Partners, Inc.	6,980	1,938,835
WisdomTree Investments, Inc.(a)	108,000	669,600

		9,990,867

Chemicals — 2.7%
AdvanSix, Inc.*	26,910	803,533
American Vanguard Corp.	26,158	458,027
Balchem Corp.	31,293	4,107,519
Ferro Corp.*	79,550	1,715,893
FutureFuel Corp.	24,770	237,792
GCP Applied Technologies, Inc.*	46,610	1,084,149
Hawkins, Inc.	18,180	595,395
HB Fuller Co.	50,388	3,205,181
Innospec, Inc.	23,740	2,151,081
Koppers Holdings, Inc.*	20,470	662,204
Kraton Corp.*	31,000	1,000,990
Livent Corp.*(a)	152,880	2,959,757
Quaker Chemical Corp.(a)	12,838	3,045,045
Rayonier Advanced Materials, Inc.*	61,110	408,826
Stepan Co.	20,710	2,490,792
Tredegar Corp.	24,905	342,942
Trinseo SA	37,380	2,236,819

		27,505,945

Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	64,713	2,870,022
Brady Corp. (Class A Stock)	46,802	2,622,784
CoreCivic, Inc.*(a)	115,620	1,210,541
Deluxe Corp.	40,690	1,943,761
Harsco Corp.*	76,210	1,556,208
HNI Corp.	42,011	1,847,224
Interface, Inc.	56,692	867,388
Matthews International Corp. (Class A Stock)	30,540	1,098,218
Pitney Bowes, Inc.(a)	168,840	1,480,727
Team, Inc.*	29,480	197,516
UniFirst Corp.	14,700	3,449,208
US Ecology, Inc.*	30,340	1,138,357

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Viad Corp.*	19,707	$982,394

		21,264,348

Communications Equipment — 1.1%
ADTRAN, Inc.	46,660	963,529
Applied Optoelectronics, Inc.*(a)	23,490	198,960
CalAmp Corp.*	33,780	429,681
Comtech Telecommunications Corp.(a)	25,099	606,392
Digi International, Inc.*	32,624	656,069
Extreme Networks, Inc.*	121,200	1,352,592
Harmonic, Inc.*(a)	96,984	826,304
NETGEAR, Inc.*	29,396	1,126,455
Plantronics, Inc.*(a)	36,730	1,532,743
Viavi Solutions, Inc.*(a)	220,300	3,890,498

		11,583,223

Construction & Engineering — 0.9%
Arcosa, Inc.	46,480	2,730,235
Comfort Systems USA, Inc.	34,974	2,755,601
Granite Construction, Inc.(a)	44,110	1,831,888
Matrix Service Co.*	25,513	267,887
MYR Group, Inc.*(a)	16,240	1,476,541

		9,062,152

Construction Materials — 0.1%
U.S. Concrete, Inc.*	15,560	1,148,328

Consumer Finance — 0.7%
Encore Capital Group, Inc.*(a)	29,910	1,417,435
Enova International, Inc.*	35,459	1,213,052
EZCORP, Inc. (Class A Stock)*	50,521	304,642
Green Dot Corp. (Class A Stock)*	52,510	2,460,093
PRA Group, Inc.*	44,127	1,697,566
World Acceptance Corp.*(a)	3,872	620,449

		7,713,237

Containers & Packaging — 0.3%
Myers Industries, Inc.	34,610	726,810
O-I Glass, Inc.*	152,150	2,484,610

		3,211,420

Distributors — 0.2%
Core-Mark Holding Co., Inc.(a)	43,570	1,961,086

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	17,913	507,654
Perdoceo Education Corp.*(a)	67,870	832,765
Regis Corp.*(a)	23,010	215,374

		1,555,793

Diversified Telecommunication Services — 0.5%
ATN International, Inc.	10,610	482,649
Cincinnati Bell, Inc.*	48,820	752,804
Cogent Communications Holdings, Inc.	40,820	3,138,650
Consolidated Communications Holdings, Inc.*(a)	70,440	619,168

		4,993,271

Electrical Equipment — 0.5%
AZZ, Inc.	24,132	1,249,555

SEE NOTES TO FINANCIAL STATEMENTS.

A177

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Encore Wire Corp.	19,901	$1,508,297
Powell Industries, Inc.	8,592	265,922
Vicor Corp.*	20,561	2,174,120

		5,197,894

Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc.(a)	37,047	4,175,567
Arlo Technologies, Inc.*	77,804	526,733
Badger Meter, Inc.(a)	28,134	2,760,508
Bel Fuse, Inc. (Class B Stock)	9,722	139,997
Benchmark Electronics, Inc.	34,550	983,293
CTS Corp.	31,204	1,159,541
Daktronics, Inc.*	34,908	230,044
ePlus, Inc.*	13,020	1,128,704
Fabrinet (Thailand)*	35,580	3,411,054
FARO Technologies, Inc.*	17,544	1,364,397
Insight Enterprises, Inc.*	34,115	3,411,841
Itron, Inc.*	43,550	4,354,129
Knowles Corp.*	89,250	1,761,795
Methode Electronics, Inc.	37,086	1,825,002
OSI Systems, Inc.*	16,140	1,640,470
PC Connection, Inc.	10,560	488,611
Plexus Corp.*	27,590	2,522,002
Rogers Corp.*	18,051	3,624,641
Sanmina Corp.*	62,790	2,446,298
ScanSource, Inc.*	24,473	688,425
TTM Technologies, Inc.*(a)	95,849	1,370,641

		40,013,693

Energy Equipment & Services — 1.6%
Archrock, Inc.	124,330	1,107,780
Bristow Group, Inc.*	22,257	570,002
Core Laboratories NV(a)	44,670	1,739,896
DMC Global, Inc.*(a)	18,050	1,014,591
Dril-Quip, Inc.*(a)	34,170	1,155,971
Helix Energy Solutions Group, Inc.*(a)	136,200	777,702
Helmerich & Payne, Inc.(a)	104,070	3,395,804
Nabors Industries Ltd.*	6,336	723,825
Oceaneering International, Inc.*	96,100	1,496,277
Oil States International, Inc.*	58,980	462,993
Patterson-UTI Energy, Inc.(a)	180,740	1,796,556
ProPetro Holding Corp.*	78,850	722,266
RPC, Inc.*(a)	55,480	274,626
US Silica Holdings, Inc.*(a)	71,440	825,846

		16,064,135

Entertainment — 0.0%
Marcus Corp. (The)*(a)	23,218	492,454

Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust	83,215	1,827,401
Agree Realty Corp.(a)	65,680	4,629,783
Alexander & Baldwin, Inc.	69,800	1,278,736
American Assets Trust, Inc.	48,410	1,805,209
Armada Hoffler Properties, Inc.	57,870	769,092
Brandywine Realty Trust(a)	164,520	2,255,569
CareTrust REIT, Inc.	93,165	2,164,223
Centerspace	12,500	986,250
Chatham Lodging Trust*	46,540	598,970

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Community Healthcare Trust, Inc.	22,150	$1,051,239
DiamondRock Hospitality Co.*	202,370	1,962,989
Diversified Healthcare Trust	229,050	957,429
Easterly Government Properties, Inc.(a)	80,700	1,701,156
Essential Properties Realty Trust, Inc.(a)	113,190	3,060,658
Four Corners Property Trust, Inc.	73,469	2,028,479
Franklin Street Properties Corp.	92,282	485,403
GEO Group, Inc. (The)(a)	116,790	831,545
Getty Realty Corp.	35,984	1,120,902
Global Net Lease, Inc.	91,760	1,697,560
Hersha Hospitality Trust*	35,270	379,505
Independence Realty Trust, Inc.	98,420	1,794,197
Industrial Logistics Properties Trust	62,980	1,646,297
Innovative Industrial Properties, Inc.(a)	23,080	4,408,742
iStar, Inc.(a)	70,440	1,460,221
Kite Realty Group Trust	81,462	1,792,979
Lexington Realty Trust(a)	267,456	3,196,099
LTC Properties, Inc.(a)	37,926	1,455,979
Mack-Cali Realty Corp.	82,890	1,421,563
NexPoint Residential Trust, Inc.(a)	21,790	1,198,014
Office Properties Income Trust(a)	46,610	1,366,139
Retail Opportunity Investments Corp.	114,370	2,019,774
Retail Properties of America, Inc. (Class A Stock)	206,790	2,367,745
RPT Realty	78,270	1,015,945
Safehold, Inc.(a)	13,880	1,089,580
Saul Centers, Inc.	12,410	564,034
Service Properties Trust	158,920	2,002,392
SITE Centers Corp.	162,550	2,448,003
Summit Hotel Properties, Inc.*	102,170	953,246
Tanger Factory Outlet Centers, Inc.(a)	96,980	1,828,073
Uniti Group, Inc.(a)	224,930	2,382,009
Universal Health Realty Income Trust	12,340	759,527
Urstadt Biddle Properties, Inc. (Class A Stock)	28,850	559,113
Washington Real Estate Investment Trust(a)	81,380	1,871,740
Whitestone REIT	38,450	317,213
Xenia Hotels & Resorts, Inc.*	109,520	2,051,310

		73,562,032

Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	30,194	921,823
Chefs’ Warehouse, Inc. (The)*(a)	31,440	1,000,735
PriceSmart, Inc.	22,550	2,052,275
SpartanNash Co.(a)	34,716	670,366
United Natural Foods, Inc.*(a)	54,260	2,006,535

		6,651,734

Food Products — 1.2%
B&G Foods, Inc.(a)	62,440	2,048,032
Calavo Growers, Inc.	16,050	1,017,891
Cal-Maine Foods, Inc.(a)	36,130	1,308,267
Fresh Del Monte Produce, Inc.	29,220	960,753
J & J SnackFoods Corp.	14,578	2,542,549
John B. Sanfilippo & Son, Inc.	8,580	759,931
Seneca Foods Corp. (Class A Stock)*	6,470	330,488

SEE NOTES TO FINANCIAL STATEMENTS.

A178

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Simply Good Foods Co. (The)*(a)	81,290	$2,967,898

		11,935,809

Gas Utilities — 0.6%
Chesapeake Utilities Corp.	16,910	2,034,780
Northwest Natural Holding Co.	29,575	1,553,279
South Jersey Industries, Inc.(a)	108,444	2,811,953

		6,400,012

Health Care Equipment & Supplies — 3.3%
AngioDynamics, Inc.*	36,760	997,299
Avanos Medical, Inc.*	46,310	1,684,295
Cardiovascular Systems, Inc.*	38,750	1,652,687
CONMED Corp.	28,139	3,867,143
CryoLife, Inc.*	37,733	1,071,617
Cutera, Inc.*	17,190	842,826
Glaukos Corp.*(a)	44,660	3,788,508
Heska Corp.*(a)	9,610	2,207,705
Inogen, Inc.*	17,990	1,172,408
Integer Holdings Corp.*	31,824	2,997,821
Invacare Corp.*(a)	33,212	268,021
Lantheus Holdings, Inc.*	65,100	1,799,364
LeMaitre Vascular, Inc.(a)	16,510	1,007,440
Meridian Bioscience, Inc.*(a)	41,575	922,134
Merit Medical Systems, Inc.*	47,578	3,076,393
Mesa Laboratories, Inc.(a)	4,780	1,296,193
Natus Medical, Inc.*(a)	32,805	852,274
OraSure Technologies, Inc.*(a)	69,350	703,209
Orthofix Medical, Inc.*	18,810	754,469
Surmodics, Inc.*	13,392	726,516
Tactile Systems Technology, Inc.*	18,970	986,440
Varex Imaging Corp.*	37,750	1,012,455
Zynex, Inc.*(a)	18,700	290,411

		33,977,628

Health Care Providers & Services — 3.8%
Addus HomeCare Corp.*	14,620	1,275,449
AMN Healthcare Services, Inc.*	45,589	4,421,221
Apollo Medical Holdings, Inc.*(a)	12,740	800,199
Community Health Systems, Inc.*	119,510	1,845,234
CorVel Corp.*	8,830	1,185,869
Covetrus, Inc.*	96,090	2,594,430
Cross Country Healthcare, Inc.*	33,543	553,795
Ensign Group, Inc. (The)	49,840	4,319,633
Fulgent Genetics, Inc.*(a)	17,040	1,571,599
Hanger, Inc.*	37,180	939,910
Joint Corp. (The)*	12,700	1,065,784
Magellan Health, Inc.*	22,521	2,121,478
MEDNAX, Inc.*(a)	83,150	2,506,973
ModivCare, Inc.*	11,770	2,001,724
Owens & Minor, Inc.(a)	72,490	3,068,502
Pennant Group, Inc. (The)*	24,545	1,003,891
RadNet, Inc.*	42,190	1,421,381
Select Medical Holdings Corp.	104,060	4,397,576
Tivity Health, Inc.*(a)	36,488	959,999
US Physical Therapy, Inc.(a)	12,480	1,446,058

		39,500,705

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*(a)	135,910	$2,515,694
Computer Programs & Systems, Inc.	12,366	410,922
HealthStream, Inc.*	24,310	679,221
NextGen Healthcare, Inc.*	53,474	887,134
Omnicell, Inc.*(a)	41,662	6,309,710
Simulations Plus, Inc.(a)	14,750	809,923
Tabula Rasa HealthCare, Inc.*(a)	21,790	1,089,500

		12,702,104

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc.*(a)	22,382	1,099,851
Bloomin’ Brands, Inc.*(a)	78,050	2,118,277
Brinker International, Inc.*(a)	44,100	2,727,585
Cheesecake Factory, Inc. (The)*(a)	44,510	2,411,552
Chuy’s Holdings, Inc.*(a)	19,280	718,373
Dave & Buster’s Entertainment, Inc.*	46,040	1,869,224
Dine Brands Global, Inc.*(a)	16,565	1,478,426
El Pollo Loco Holdings, Inc.*(a)	18,230	333,427
Fiesta Restaurant Group, Inc.*	16,880	226,698
Monarch Casino & Resort, Inc.*	12,551	830,500
Red Robin Gourmet Burgers, Inc.*(a)	15,053	498,405
Ruth’s Hospitality Group, Inc.*	30,818	709,738
Shake Shack, Inc. (Class A Stock)*(a)	35,080	3,754,262

		18,776,318

Household Durables — 2.3%
Cavco Industries, Inc.*	8,250	1,833,068
Century Communities, Inc.	28,310	1,883,747
Ethan Allen Interiors, Inc.	20,989	579,296
Installed Building Products, Inc.(a)	21,840	2,672,342
iRobot Corp.*(a)	27,110	2,531,803
La-Z-Boy, Inc.(a)	44,661	1,654,244
LGI Homes, Inc.*(a)	21,180	3,429,889
M/I Homes, Inc.*	28,200	1,654,494
MDC Holdings, Inc.	53,552	2,709,731
Meritage Homes Corp.*	36,507	3,434,579
Tupperware Brands Corp.*(a)	47,900	1,137,625
Universal Electronics, Inc.*	13,284	644,274

		24,165,092

Household Products — 0.6%
Central Garden & Pet Co.*	9,440	499,659
Central Garden & Pet Co. (Class A Stock)*	38,298	1,849,793
WD-40 Co.(a)	13,299	3,408,401

		5,757,853

Industrial Conglomerates — 0.2%
Raven Industries, Inc.	34,610	2,002,189

Insurance — 2.7%
Ambac Financial Group, Inc.*(a)	44,380	694,991
American Equity Investment Life Holding Co.	82,850	2,677,712
AMERISAFE, Inc.	18,624	1,111,667
Assured Guaranty Ltd.	72,740	3,453,695
eHealth, Inc.*(a)	25,191	1,471,154
Employers Holdings, Inc.	27,505	1,177,214

SEE NOTES TO FINANCIAL STATEMENTS.

A179

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Genworth Financial, Inc. (Class A Stock)*	487,840	$1,902,576
HCI Group, Inc.(a)	6,310	627,403
Horace Mann Educators Corp.	40,020	1,497,549
James River Group Holdings Ltd.	35,950	1,348,844
Palomar Holdings, Inc.*	21,040	1,587,679
ProAssurance Corp.	51,926	1,181,317
Safety Insurance Group, Inc.	13,750	1,076,350
Selectquote, Inc.*	42,440	817,394
SiriusPoint Ltd. (Bermuda)*(a)	72,860	733,700
Stewart Information Services Corp.	25,872	1,466,684
Trupanion, Inc.*(a)	32,470	3,737,297
United Fire Group, Inc.	20,821	577,366
United Insurance Holdings Corp.	19,820	112,974
Universal Insurance Holdings, Inc.	27,130	376,564

		27,630,130

Interactive Media & Services — 0.1%
QuinStreet, Inc.*	47,460	881,807

Internet & Direct Marketing Retail — 0.7%
Liquidity Services, Inc.*	25,870	658,392
PetMed Express, Inc.(a)	19,541	622,381
Shutterstock, Inc.	21,550	2,115,563
Stamps.com, Inc.*	17,670	3,539,124

		6,935,460

IT Services — 1.5%
BM Technologies, Inc. (original cost $54,525; purchased 12/17/20)*^(f)	4,362	51,483
CSG Systems International, Inc.	31,724	1,496,738
EVERTEC, Inc. (Puerto Rico)	57,770	2,521,661
ExlService Holdings, Inc.*	32,280	3,430,073
Perficient, Inc.*(a)	31,884	2,564,111
Sykes Enterprises, Inc.*	38,290	2,056,173
TTEC Holdings, Inc.	17,647	1,819,229
Unisys Corp.*(a)	64,650	1,636,292

		15,575,760

Leisure Products — 0.4%
Sturm Ruger & Co., Inc.	16,977	1,527,590
Vista Outdoor, Inc.*	55,700	2,577,796

		4,105,386

Life Sciences Tools & Services — 0.7%
Luminex Corp.	42,440	1,561,792
NeoGenomics, Inc.*(a)	113,770	5,138,991

		6,700,783

Machinery — 5.4%
Alamo Group, Inc.	9,570	1,461,148
Albany International Corp. (Class A Stock)	29,614	2,643,346
Astec Industries, Inc.	21,940	1,380,904
Barnes Group, Inc.	44,956	2,303,995
Chart Industries, Inc.*	34,330	5,023,165
CIRCOR International, Inc.*	19,428	633,353
Enerpac Tool Group Corp.	57,804	1,538,742
EnPro Industries, Inc.	19,938	1,936,977

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
ESCO Technologies, Inc.	25,131	$2,357,539
Federal Signal Corp.	58,400	2,349,432
Franklin Electric Co., Inc.	37,210	2,999,870
Greenbrier Cos., Inc. (The)(a)	31,660	1,379,743
Hillenbrand, Inc.	72,588	3,199,679
John Bean Technologies Corp.	30,627	4,368,023
Lindsay Corp.	10,539	1,741,886
Lydall, Inc.*	16,456	995,917
Meritor, Inc.*	69,960	1,638,463
Mueller Industries, Inc.	55,118	2,387,160
Proto Labs, Inc.*(a)	26,720	2,452,896
SPX Corp.*	43,670	2,667,364
SPX FLOW, Inc.	40,730	2,657,225
Standex International Corp.	11,840	1,123,734
Tennant Co.	17,930	1,431,710
Titan International, Inc.*	48,150	408,312
Wabash National Corp.(a)	49,750	796,000
Watts Water Technologies, Inc. (Class A Stock)	26,571	3,876,975

		55,753,558

Marine — 0.3%
Matson, Inc.	41,900	2,681,600

Media — 0.8%
AMC Networks, Inc. (Class A Stock)*(a)	29,650	1,980,620
EW Scripps Co. (The) (Class A Stock)(a)	55,631	1,134,316
Gannett Co., Inc.*(a)	129,830	712,767
Meredith Corp.*	39,160	1,701,110
Scholastic Corp.	29,040	1,100,326
TechTarget, Inc.*(a)	22,820	1,768,322

		8,397,461

Metals & Mining — 1.4%
Allegheny Technologies, Inc.*(a)	122,550	2,555,167
Arconic Corp.*	94,470	3,365,021
Carpenter Technology Corp.	46,330	1,863,393
Century Aluminum Co.*	48,423	624,172
Haynes International, Inc.	12,220	432,344
Kaiser Aluminum Corp.	15,280	1,886,927
Materion Corp.	19,698	1,484,244
Olympic Steel, Inc.	8,658	254,459
SunCoke Energy, Inc.	79,850	570,129
TimkenSteel Corp.*(a)	36,730	519,730
Warrior Met Coal, Inc.	49,310	848,132

		14,403,718

Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Apollo Commercial Real Estate Finance, Inc.	123,890	1,976,046
ARMOUR Residential REIT, Inc.(a)	68,370	780,786
Capstead Mortgage Corp.	93,310	572,923
Ellington Financial, Inc.	42,082	805,870
Granite Point Mortgage Trust, Inc.	52,900	780,275
Invesco Mortgage Capital, Inc.(a)	273,020	1,064,778
KKR Real Estate Finance Trust, Inc.(a)	26,110	564,759
New York Mortgage Trust, Inc.	364,960	1,631,371

SEE NOTES TO FINANCIAL STATEMENTS.

A180

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
PennyMac Mortgage Investment Trust	94,270	$1,985,326
Ready Capital Corp.(a)	55,393	879,087
Redwood Trust, Inc.	108,650	1,311,406
Two Harbors Investment Corp.(a)	263,450	1,991,682

		14,344,309

Multiline Retail — 0.7%
Big Lots, Inc.(a)	30,810	2,033,768
Macy’s, Inc.*(a)	300,400	5,695,584

		7,729,352

Multi-Utilities — 0.4%
Avista Corp.	66,873	2,853,471
Unitil Corp.	14,500	768,065

		3,621,536

Oil, Gas & Consumable Fuels — 3.1%
Bonanza Creek Energy, Inc.(a)	18,390	865,617
Callon Petroleum Co.*(a)	44,580	2,571,820
CONSOL Energy, Inc.*	28,980	535,261
Dorian LPG Ltd.*	26,080	368,250
Green Plains, Inc.*	40,890	1,374,722
Laredo Petroleum, Inc.*(a)	9,332	865,916
Matador Resources Co.(a)	105,900	3,813,459
Par Pacific Holdings, Inc.*	42,710	718,382
PBF Energy, Inc. (Class A Stock)*(a)	92,720	1,418,616
PDC Energy, Inc.	95,808	4,387,048
Penn Virginia Corp.*(a)	14,670	346,359
Range Resources Corp.*	250,140	4,192,347
Renewable Energy Group, Inc.*(a)	45,980	2,866,393
REX American Resources Corp.*	5,060	456,311
SM Energy Co.	105,480	2,597,972
Southwestern Energy Co.*	626,420	3,551,801
Talos Energy, Inc.*	30,670	479,679

		31,409,953

Paper & Forest Products — 0.6%
Clearwater Paper Corp.*	16,100	466,417
Domtar Corp.*	48,480	2,664,461
Glatfelter Corp.	42,870	598,894
Mercer International, Inc. (Germany)	38,020	484,755
Neenah, Inc.	16,278	816,667
Schweitzer-Mauduit International, Inc.	30,266	1,222,141

		6,253,335

Personal Products — 0.9%
Edgewell Personal Care Co.	52,440	2,302,116
elf Beauty, Inc.*	37,370	1,014,222
Inter Parfums, Inc.	17,100	1,231,200
Medifast, Inc.	11,430	3,234,461
USANA Health Sciences, Inc.*(a)	11,140	1,141,070

		8,923,069

Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals, Inc.*(a)	35,300	711,648
ANI Pharmaceuticals, Inc.*	9,570	335,429
Cara Therapeutics, Inc.*(a)	41,283	589,108
Collegium Pharmaceutical, Inc.*(a)	34,000	803,760

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Corcept Therapeutics, Inc.*(a)	101,060	$2,223,320
Endo International PLC*	224,210	1,049,303
Innoviva, Inc.*	60,430	810,366
Pacira BioSciences, Inc.*	42,460	2,576,473
Phibro Animal Health Corp. (Class A Stock)	19,640	567,203
Prestige Consumer Healthcare, Inc.*	48,150	2,508,615
Supernus Pharmaceuticals, Inc.*(a)	51,090	1,573,061

		13,748,286

Professional Services — 1.4%
Exponent, Inc.	50,310	4,488,155
Forrester Research, Inc.*	10,742	491,984
Heidrick & Struggles International, Inc.	18,804	837,718
Kelly Services, Inc. (Class A Stock)*	32,089	769,173
Korn Ferry	52,100	3,779,855
ManTech International Corp. (Class A Stock)	26,450	2,288,983
Resources Connection, Inc.	29,510	423,764
TrueBlue, Inc.*	34,118	959,057

		14,038,689

Real Estate Management & Development — 0.5%
Marcus & Millichap, Inc.*	23,230	902,950
RE/MAX Holdings, Inc. (Class A Stock)	18,220	607,273
Realogy Holdings Corp.*	112,060	2,041,733
St. Joe Co. (The)	30,080	1,341,869

		4,893,825

Road & Rail — 0.8%
ArcBest Corp.	24,485	1,424,782
Heartland Express, Inc.	46,948	804,219
Marten Transport Ltd.	56,405	930,119
Saia, Inc.*(a)	25,410	5,323,141

		8,482,261

Semiconductors & Semiconductor Equipment — 3.4%
Axcelis Technologies, Inc.*(a)	32,420	1,310,416
CEVA, Inc.*(a)	22,010	1,041,073
Cohu, Inc.*	46,717	1,718,719
Diodes, Inc.*	40,930	3,264,986
DSP Group, Inc.*	21,728	321,574
FormFactor, Inc.*	74,870	2,729,760
Ichor Holdings Ltd.*	27,070	1,456,366
Kulicke & Soffa Industries, Inc. (Singapore)(a)	59,872	3,664,167
MaxLinear, Inc.*	66,160	2,811,139
Onto Innovation, Inc.*	47,297	3,454,573
PDF Solutions, Inc.*	28,490	517,948
Photronics, Inc.*	61,010	805,942
Power Integrations, Inc.	58,520	4,802,151
Rambus, Inc.*	108,320	2,568,267
SMART Global Holdings, Inc.*(a)	13,120	625,562
Ultra Clean Holdings, Inc.*	42,260	2,270,207
Veeco Instruments, Inc.*	48,203	1,158,800

		34,521,650

SEE NOTES TO FINANCIAL STATEMENTS.

A181

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software — 3.2%
8x8, Inc.*	105,860	$2,938,674
Agilysys, Inc.*	19,822	1,127,277
Alarm.com Holdings, Inc.*	43,690	3,700,543
Bottomline Technologies DE, Inc.*	37,940	1,406,815
Ebix, Inc.(a)	22,577	765,360
InterDigital, Inc.	29,690	2,168,261
LivePerson, Inc.*(a)	61,860	3,912,027
MicroStrategy, Inc. (Class A Stock)*(a)	7,570	5,030,265
OneSpan, Inc.*	32,620	833,115
Progress Software Corp.	42,457	1,963,636
SPS Commerce, Inc.*	34,600	3,454,810
Vonage Holdings Corp.*(a)	227,640	3,280,292
Xperi Holding Corp.	100,985	2,245,906

		32,826,981

Specialty Retail — 5.7%
Aaron’s Co., Inc. (The)	32,950	1,054,071
Abercrombie & Fitch Co. (Class A Stock)*(a)	59,750	2,774,193
America’s Car-Mart, Inc.*	6,020	853,154
Asbury Automotive Group, Inc.*	18,660	3,197,764
Barnes & Noble Education, Inc.*(a)	30,716	221,462
Bed Bath & Beyond, Inc.*(a)	102,860	3,424,209
Boot Barn Holdings, Inc.*	28,230	2,372,732
Buckle, Inc. (The)(a)	27,799	1,383,000
Caleres, Inc.	36,954	1,008,475
Cato Corp. (The) (Class A Stock)	18,673	315,014
Chico’s FAS, Inc.*	117,600	773,808
Children’s Place, Inc. (The)*	14,185	1,320,056
Conn’s, Inc.*	18,700	476,850
Designer Brands, Inc. (Class A Stock)*(a)	57,040	944,012
GameStop Corp. (Class A Stock)*(a)	53,560	11,469,338
Genesco, Inc.*	13,702	872,543
Group 1 Automotive, Inc.	16,454	2,540,991
Guess?, Inc.(a)	36,950	975,480
Haverty Furniture Cos., Inc.(a)	16,321	697,886
Hibbett, Inc.*	15,646	1,402,351
Lumber Liquidators Holdings, Inc.*(a)	27,922	589,154
MarineMax, Inc.*(a)	21,352	1,040,697
Monro, Inc.(a)	32,272	2,049,595
ODP Corp. (The)*	51,625	2,478,516
Rent-A-Center, Inc.	57,580	3,055,771
Sally Beauty Holdings, Inc.*(a)	108,890	2,403,202
Shoe Carnival, Inc.(a)	8,320	595,629
Signet Jewelers Ltd.*(a)	50,510	4,080,703
Sleep Number Corp.*(a)	23,600	2,594,820
Sonic Automotive, Inc. (Class A Stock)(a)	22,537	1,008,305
Zumiez, Inc.*(a)	20,370	997,926

		58,971,707

Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.*(a)	120,620	4,821,181
Diebold Nixdorf, Inc.*(a)	75,170	965,183

		5,786,364

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 1.3%
Fossil Group, Inc.*(a)	45,420	$648,598
G-III Apparel Group Ltd.*	41,940	1,378,148
Kontoor Brands, Inc.	45,550	2,569,475
Movado Group, Inc.	16,217	510,349
Oxford Industries, Inc.	16,306	1,611,685
Steven Madden Ltd.	74,235	3,248,524
Unifi, Inc.*	14,430	351,515
Vera Bradley, Inc.*	21,350	264,527
Wolverine World Wide, Inc.	79,824	2,685,279

		13,268,100

Thrifts & Mortgage Finance — 2.1%
Axos Financial, Inc.*(a)	49,660	2,303,727
Capitol Federal Financial, Inc.	124,170	1,462,723
Flagstar Bancorp, Inc.	45,790	1,935,543
HomeStreet, Inc.	20,590	838,837
Meta Financial Group, Inc.	30,800	1,559,404
Mr. Cooper Group, Inc.*	65,630	2,169,728
NMI Holdings, Inc. (Class A Stock)*	82,550	1,855,724
Northfield Bancorp, Inc.	44,290	726,356
Northwest Bancshares, Inc.	122,450	1,670,218
Provident Financial Services, Inc.	69,890	1,599,782
TrustCo Bank Corp. NY	18,597	639,365
Walker & Dunlop, Inc.	28,540	2,979,005
WSFS Financial Corp.	45,850	2,136,151

		21,876,563

Tobacco — 0.3%
Universal Corp.	23,660	1,347,910
Vector Group Ltd.(a)	123,392	1,744,763

		3,092,673

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	37,498	3,414,568
Boise Cascade Co.	37,930	2,213,215
DXP Enterprises, Inc.*	17,040	567,432
GMS, Inc.*	41,340	1,990,108
NOW, Inc.*	105,950	1,005,465
Veritiv Corp.*	11,790	724,142

		9,914,930

Water Utilities — 0.5%
American States Water Co.	35,612	2,833,291
California Water Service Group	49,040	2,723,681

		5,556,972

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	48,180	2,337,212
Spok Holdings, Inc.	17,120	164,694

		2,501,906

TOTAL COMMON STOCKS (cost $549,237,901)		1,019,976,688

SEE NOTES TO FINANCIAL STATEMENTS.

A182

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value

EXCHANGE-TRADED FUND — 0.5%
iShares Core S&P Small-Cap ETF(a) (cost $4,677,190)	46,800	$5,287,464

TOTAL LONG-TERM INVESTMENTS (cost $553,915,091)		1,025,264,152

SHORT-TERM INVESTMENTS — 27.0%

AFFILIATED MUTUAL FUNDS — 27.0%
PGIM Core Ultra Short Bond Fund(wa)	2,574,438	2,574,438
PGIM Institutional Money Market Fund (cost $275,480,419; includes $275,463,772 of cash collateral for securities on loan)(b)(wa)	275,819,868	275,654,377

TOTAL AFFILIATED MUTUAL FUNDS (cost $278,054,857)		278,228,815

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.0%
U.S. Treasury Bills
0.025%	12/09/21	150	149,965
0.040%	09/16/21	250	249,976

TOTAL U.S. TREASURY OBLIGATIONS (cost $399,962)			399,941

TOTAL SHORT-TERM INVESTMENTS (cost $278,454,819)			278,628,756

TOTAL INVESTMENTS—126.6% (cost $832,369,910)			1,303,892,908
Liabilities in excess of other assets(z) — (26.6)%			(274,316,573)

NET ASSETS — 100.0%			$1,029,576,335

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $51,483 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $270,398,974; cash collateral of $275,463,772 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $54,525. The aggregate value of $51,483 is 0.0% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
37	Russell 2000 E-Mini Index	Sep. 2021	$4,269,430	$(5,707)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$399,941

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A183

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$12,614,899	$—	$ —
Air Freight & Logistics	7,111,395	—	—
Airlines	6,021,336	—	—
Auto Components	12,761,165	—	—
Automobiles	2,202,652	—	—
Banks	96,929,409	—	—
Beverages	6,160,876	—	—
Biotechnology	14,487,140	—	—
Building Products	19,670,370	—	—
Capital Markets	9,990,867	—	—
Chemicals	27,505,945	—	—
Commercial Services & Supplies	21,264,348	—	—
Communications Equipment	11,583,223	—	—
Construction & Engineering	9,062,152	—	—
Construction Materials	1,148,328	—	—
Consumer Finance	7,713,237	—	—
Containers & Packaging	3,211,420	—	—
Distributors	1,961,086	—	—
Diversified Consumer Services	1,555,793	—	—
Diversified Telecommunication Services	4,993,271	—	—
Electrical Equipment	5,197,894	—	—
Electronic Equipment, Instruments & Components	40,013,693	—	—
Energy Equipment & Services	16,064,135	—	—
Entertainment	492,454	—	—
Equity Real Estate Investment Trusts (REITs)	73,562,032	—	—
Food & Staples Retailing	6,651,734	—	—
Food Products	11,935,809	—	—
Gas Utilities	6,400,012	—	—
Health Care Equipment & Supplies	33,977,628	—	—
Health Care Providers & Services	39,500,705	—	—
Health Care Technology	12,702,104	—	—
Hotels, Restaurants & Leisure	18,776,318	—	—
Household Durables	24,165,092	—	—
Household Products	5,757,853	—	—
Industrial Conglomerates	2,002,189	—	—
Insurance	27,630,130	—	—
Interactive Media & Services	881,807	—	—
Internet & Direct Marketing Retail	6,935,460	—	—
IT Services	15,524,277	—	51,483
Leisure Products	4,105,386	—	—
Life Sciences Tools & Services	6,700,783	—	—
Machinery	55,753,558	—	—
Marine	2,681,600	—	—
Media	8,397,461	—	—
Metals & Mining	14,403,718	—	—
Mortgage Real Estate Investment Trusts (REITs)	14,344,309	—	—
Multiline Retail	7,729,352	—	—
Multi-Utilities	3,621,536	—	—
Oil, Gas & Consumable Fuels	31,409,953	—	—
Paper & Forest Products	6,253,335	—	—
Personal Products	8,923,069	—	—
Pharmaceuticals	13,748,286	—	—
Professional Services	14,038,689	—	—
Real Estate Management & Development	4,893,825	—	—
Road & Rail	8,482,261	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A184

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$34,521,650	$—	$—
Software	32,826,981	—	—
Specialty Retail	58,971,707	—	—
Technology Hardware, Storage & Peripherals	5,786,364	—	—
Textiles, Apparel & Luxury Goods	13,268,100	—	—
Thrifts & Mortgage Finance	21,876,563	—	—
Tobacco	3,092,673	—	—
Trading Companies & Distributors	9,914,930	—	—
Water Utilities	5,556,972	—	—
Wireless Telecommunication Services	2,501,906	—	—
Exchange-Traded Fund	5,287,464	—	—
Short-Term Investments
Affiliated Mutual Funds	278,228,815	—	—
U.S. Treasury Obligations	—	399,941	—

Total	$1,303,441,484	$399,941	$51,483

Other Financial Instruments*
Liabilities
Futures Contracts	$(5,707)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Affiliated Mutual Funds (26.8% represents investments purchased with collateral from securities on loan)	27.0%
Banks	9.4
Equity Real Estate Investment Trusts (REITs)	7.1
Specialty Retail	5.7
Machinery	5.4
Electronic Equipment, Instruments & Components	3.9
Health Care Providers & Services	3.8
Semiconductors & Semiconductor Equipment	3.4
Health Care Equipment & Supplies	3.3
Software	3.2
Oil, Gas & Consumable Fuels	3.1
Insurance	2.7
Chemicals	2.7
Household Durables	2.3
Thrifts & Mortgage Finance	2.1
Commercial Services & Supplies	2.1
Building Products	1.9
Hotels, Restaurants & Leisure	1.8
Energy Equipment & Services	1.6
IT Services	1.5
Biotechnology	1.4
Metals & Mining	1.4
Mortgage Real Estate Investment Trusts (REITs)	1.4
Professional Services	1.4
Pharmaceuticals	1.3
Textiles, Apparel & Luxury Goods	1.3
Auto Components	1.2

Health Care Technology	1.2%
Aerospace & Defense	1.2
Food Products	1.2
Communications Equipment	1.1
Capital Markets	1.0
Trading Companies & Distributors	1.0
Construction & Engineering	0.9
Personal Products	0.9
Road & Rail	0.8
Media	0.8
Multiline Retail	0.7
Consumer Finance	0.7
Air Freight & Logistics	0.7
Internet & Direct Marketing Retail	0.7
Life Sciences Tools & Services	0.7
Food & Staples Retailing	0.6
Gas Utilities	0.6
Paper & Forest Products	0.6
Beverages	0.6
Airlines	0.6
Technology Hardware, Storage & Peripherals	0.6
Household Products	0.6
Water Utilities	0.5
Exchange-Traded Fund	0.5
Electrical Equipment	0.5
Diversified Telecommunication Services	0.5
Real Estate Management & Development	0.5
Leisure Products	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A185

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Multi-Utilities	0.4%
Containers & Packaging	0.3
Tobacco	0.3
Marine	0.3
Wireless Telecommunication Services	0.2
Automobiles	0.2
Industrial Conglomerates	0.2
Distributors	0.2
Diversified Consumer Services	0.2
Construction Materials	0.1

Interactive Media & Services	0.1%
Entertainment	0.0 *
U.S. Treasury Obligations	0.0 *

126.6
Liabilities in excess of other assets	(26.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$5,707	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$331,381

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(10,785)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$3,632,918

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

A186

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$270,398,974	$(270,398,974)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A187

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $270,398,974:
Unaffiliated investments (cost $554,315,053)	$1,025,664,093
Affiliated investments (cost $278,054,857)	278,228,815
Cash	10,551
Receivable for investments sold	1,081,240
Dividends and interest receivable	908,444
Due from broker-variation margin futures	7,529
Receivable for Portfolio shares sold	4,089
Tax reclaim receivable	1,107
Prepaid expenses	1,570

Total Assets	1,305,907,438

LIABILITIES
Payable to broker for collateral for securities on loan	275,463,772
Management fee payable	297,787
Payable for Portfolio shares purchased	290,188
Accrued expenses and other liabilities	277,074
Payable to affiliate	1,107
Affiliated transfer agent fee payable	980
Distribution fee payable	195

Total Liabilities	276,331,103

NET ASSETS	$1,029,576,335

Net assets were comprised of:
Partners’ Equity	$1,029,576,335

Class I:
Net asset value and redemption price per share, $1,028,271,381 / 17,461,989 outstanding shares of beneficial interest	$58.89

Class III:
Net asset value and redemption price per share, $1,304,954 / 22,170 outstanding shares of beneficial interest	$58.86

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,617 foreign withholding tax, of which $205 is reimbursable by an affiliate)	$5,209,399
Income from securities lending, net (including affiliated income of $63,684)	150,665
Affiliated dividend income	2,196
Interest income	80

Total income	5,362,340

EXPENSES
Management fee	1,726,129
Distribution fee—Class III	282
Custodian and accounting fees	57,118
Shareholders’ reports	45,004
Audit fee	12,793
Trustees’ fees	10,292
Legal fees and expenses	10,205
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	14,394

Total expenses	1,881,514

NET INVESTMENT INCOME (LOSS)	3,480,826

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,376))	43,451,003
Futures transactions	331,381

43,782,384

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(15,393))	151,219,943
Futures	(10,785)

151,209,158

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	194,991,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,472,368

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,480,826	$7,490,592
Net realized gain (loss) on investment transactions	43,782,384	19,541,105
Net change in unrealized appreciation (depreciation) on investments	151,209,158	51,036,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	198,472,368	78,067,853

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	14,674,907	15,006,733
Portfolio shares purchased	(41,557,154)	(69,049,362)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(26,882,247)	(54,042,629)

TOTAL INCREASE (DECREASE)	171,590,121	24,025,224
NET ASSETS:
Beginning of period	857,986,214	833,960,990

End of period	$1,029,576,335	$857,986,214

SEE NOTES TO FINANCIAL STATEMENTS.

A188

PSF SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.7%
Aerospace & Defense — 1.5%
AAR Corp.*	36,782	$1,425,302
Ducommun, Inc.*	12,660	690,730
Kaman Corp.	24,460	1,232,784
Maxar Technologies, Inc.(a)	28,216	1,126,383

		4,475,199

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.*	24,620	571,923

Airlines — 0.5%
Allegiant Travel Co.*	3,371	653,974
SkyWest, Inc.*	19,380	834,697

		1,488,671

Auto Components — 1.2%
Adient PLC*	62,029	2,803,711
Goodyear Tire & Rubber Co. (The)*	41,588	713,234

		3,516,945

Automobiles — 0.1%
Workhorse Group, Inc.*	19,088	316,670

Banks — 15.4%
Amalgamated Financial Corp.	16,525	258,286
Ameris Bancorp	42,590	2,156,332
Atlantic Union Bankshares Corp.	47,354	1,715,162
BancorpSouth Bank	51,123	1,448,315
Banner Corp.	33,512	1,816,685
Brookline Bancorp, Inc.	73,289	1,095,670
Cadence BanCorp	20,685	431,903
Columbia Banking System, Inc.	50,664	1,953,604
Community Bank System, Inc.	25,899	1,959,259
ConnectOne Bancorp, Inc.	47,158	1,234,125
CVB Financial Corp.	82,964	1,708,229
FB Financial Corp.	39,906	1,489,292
First Financial Bankshares, Inc.(a)	24,227	1,190,272
First Merchants Corp.	41,537	1,730,847
First of Long Island Corp. (The)	8,779	186,378
German American Bancorp, Inc.	20,430	759,996
Glacier Bancorp, Inc.	36,825	2,028,321
Great Western Bancorp, Inc.	29,142	955,566
Hancock Whitney Corp.	30,224	1,343,155
Heritage Financial Corp.	33,712	843,474
Home BancShares, Inc.	57,985	1,431,070
Independent Bank Corp.(a)	18,915	1,428,082
Lakeland Financial Corp.	27,688	1,706,688
OceanFirst Financial Corp.	60,138	1,253,276
Pacific Premier Bancorp, Inc.	44,379	1,876,788
PacWest Bancorp	28,307	1,165,116
Pinnacle Financial Partners, Inc.	20,188	1,782,398
Renasant Corp.	42,939	1,717,560
South State Corp.	29,801	2,436,530
Towne Bank	31,985	972,984
TriCo Bancshares	29,629	1,261,603
United Community Banks, Inc.	62,699	2,006,995

		45,343,961

Beverages — 0.5%
Primo Water Corp.	95,168	1,592,161

	Shares	Value
COMMON STOCKS (continued)
Biotechnology — 3.1%
Agios Pharmaceuticals, Inc.*(a)	20,568	$1,133,502
Alkermes PLC*	34,080	835,642
Allogene Therapeutics, Inc.*	21,210	553,157
Arena Pharmaceuticals, Inc.*	16,508	1,125,846
Bluebird Bio, Inc.*	26,771	856,137
Blueprint Medicines Corp.*	4,575	402,417
Inovio Pharmaceuticals, Inc.*	28,046	259,986
Invitae Corp.*	24,399	822,978
Ironwood Pharmaceuticals, Inc.*	51,255	659,652
MannKind Corp.*	33,510	182,629
Myriad Genetics, Inc.*	32,313	988,131
REVOLUTION Medicines, Inc.*	10,716	340,126
Turning Point Therapeutics, Inc.*	12,193	951,298

		9,111,501

Building Products — 1.3%
Gibraltar Industries, Inc.*	14,239	1,086,578
Griffon Corp.	12,277	314,660
Resideo Technologies, Inc.*	83,252	2,497,560

		3,898,798

Capital Markets — 1.4%
Hamilton Lane, Inc. (Class A Stock)	8,093	737,434
Houlihan Lokey, Inc.	12,163	994,812
PJT Partners, Inc. (Class A Stock)	12,940	923,657
Stifel Financial Corp.	20,835	1,351,358

		4,007,261

Chemicals — 2.3%
Amyris, Inc.*(a)	21,347	349,450
Avient Corp.	75,011	3,687,540
HB Fuller Co.	4,682	297,822
Kraton Corp.*	13,611	439,499
Tronox Holdings PLC (Class A Stock)	85,651	1,918,583

		6,692,894

Commercial Services & Supplies — 1.4%
Brady Corp. (Class A Stock)	20,426	1,144,673
Deluxe Corp.	31,505	1,504,994
UniFirst Corp.	5,841	1,370,532

		4,020,199

Communications Equipment — 0.7%
NetScout Systems, Inc.*	22,071	629,906
Viavi Solutions, Inc.*	86,781	1,532,553

		2,162,459

Construction & Engineering — 1.5%
Arcosa, Inc.	25,226	1,481,775
Dycom Industries, Inc.*	16,979	1,265,445
WillScot Mobile Mini Holdings Corp.*	58,216	1,622,480

		4,369,700

Construction Materials — 0.5%
Summit Materials, Inc. (Class A Stock)*	43,173	1,504,579

Consumer Finance — 0.8%
FirstCash, Inc.	12,920	987,605
Green Dot Corp. (Class A Stock)*	26,958	1,262,982

SEE NOTES TO FINANCIAL STATEMENTS.

A189

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Oportun Financial Corp.*	11,928	$238,918

		2,489,505

Diversified Financial Services — 0.1%
Alerus Financial Corp.	7,941	230,368

Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.*	31,193	1,247,408

Electric Utilities — 2.0%
ALLETE, Inc.	27,875	1,950,693
IDACORP, Inc.	19,654	1,916,265
MGE Energy, Inc.	24,917	1,854,821
Portland General Electric Co.	3,923	180,772

		5,902,551

Electronic Equipment, Instruments & Components — 1.8%
CTS Corp.	27,120	1,007,779
FARO Technologies, Inc.*	16,668	1,296,270
Knowles Corp.*	17,005	335,679
Rogers Corp.*	7,732	1,552,586
TTM Technologies, Inc.*(a)	77,296	1,105,333

		5,297,647

Energy Equipment & Services — 1.2%
Cactus, Inc. (Class A Stock)	38,869	1,427,270
ChampionX Corp.*	84,673	2,171,862

		3,599,132

Entertainment — 0.2%
Cinemark Holdings, Inc.*(a)	23,585	517,691

Equity Real Estate Investment Trusts (REITs) — 9.5%
Acadia Realty Trust	81,849	1,797,404
DigitalBridge Group, Inc.*(a)	184,611	1,458,427
EastGroup Properties, Inc.	7,438	1,223,179
Healthcare Realty Trust, Inc.	81,679	2,466,706
Highwoods Properties, Inc.	51,507	2,326,571
Hudson Pacific Properties, Inc.	84,052	2,338,327
Life Storage, Inc.(a)	6,202	665,785
National Health Investors, Inc.	28,243	1,893,693
Park Hotels & Resorts, Inc.*	56,912	1,172,956
Pebblebrook Hotel Trust(a)	101,929	2,400,428
PS Business Parks, Inc.	6,516	964,889
RLJ Lodging Trust	99,718	1,518,705
Ryman Hospitality Properties, Inc.*	25,182	1,988,371
Sabra Health Care REIT, Inc.	70,716	1,287,031
SITE Centers Corp.	70,526	1,062,122
STAG Industrial, Inc.	50,108	1,875,542
Terreno Realty Corp.	23,924	1,543,577

		27,983,713

Food & Staples Retailing — 0.7%
Performance Food Group Co.*	20,695	1,003,501
United Natural Foods, Inc.*	29,884	1,105,110

		2,108,611

Food Products — 1.4%
Hostess Brands, Inc.*(a)	91,604	1,483,069
Sanderson Farms, Inc.	3,476	653,384

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Simply Good Foods Co. (The)*	27,203	$993,181
Utz Brands, Inc.(a)	50,548	1,101,441

		4,231,075

Gas Utilities — 1.3%
Chesapeake Utilities Corp.	12,485	1,502,320
ONE Gas, Inc.	30,046	2,227,010

		3,729,330

Health Care Equipment & Supplies — 2.6%
Avanos Medical, Inc.*	39,829	1,448,581
CONMED Corp.	11,401	1,566,839
Figs, Inc. (Class A Stock)*	7,999	400,750
LivaNova PLC*	13,135	1,104,785
Merit Medical Systems, Inc.*	23,340	1,509,164
NuVasive, Inc.*	24,990	1,693,822

		7,723,941

Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.*	22,735	1,426,621
AMN Healthcare Services, Inc.*	14,301	1,386,911
Option Care Health, Inc.*	63,262	1,383,540
Owens & Minor, Inc.	28,512	1,206,913
Tenet Healthcare Corp.*	39,951	2,676,318

		8,080,303

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*	70,988	1,313,988

Hotels, Restaurants & Leisure — 1.7%
Bloomin’ Brands, Inc.*	26,377	715,872
Boyd Gaming Corp.*	19,466	1,196,964
SeaWorld Entertainment, Inc.*	38,099	1,902,664
Travel + Leisure Co.	19,843	1,179,667

		4,995,167

Household Durables — 1.6%
Century Communities, Inc.	20,401	1,357,483
Installed Building Products, Inc.	7,526	920,881
Meritage Homes Corp.*	23,550	2,215,584
Tupperware Brands Corp.*(a)	11,093	263,459

		4,757,407

Independent Power & Renewable Electricity Producers — 0.5%
Clearway Energy, Inc. (Class A Stock)	13,152	331,694
NextEra Energy Partners LP(a)	15,378	1,174,264

		1,505,958

Insurance — 2.8%
AMERISAFE, Inc.	10,359	618,329
BRP Group, Inc. (Class A Stock)*	29,276	780,205
CNO Financial Group, Inc.	60,671	1,433,049
Enstar Group Ltd.*	5,938	1,418,707
Primerica, Inc.	7,122	1,090,663
RLI Corp.	9,334	976,243
Selective Insurance Group, Inc.	23,701	1,923,336

		8,240,532

SEE NOTES TO FINANCIAL STATEMENTS.

A190

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services — 0.5%
LiveRamp Holdings, Inc.*	32,242	$1,510,538

Leisure Products — 0.6%
Callaway Golf Co.*	51,210	1,727,313

Life Sciences Tools & Services — 0.4%
Pacific Biosciences of California, Inc.*	30,576	1,069,243

Machinery — 6.3%
Astec Industries, Inc.	22,499	1,416,087
Chart Industries, Inc.*(a)	13,598	1,989,659
Colfax Corp.*	47,507	2,176,296
Columbus McKinnon Corp.	41,709	2,012,042
Federal Signal Corp.	43,264	1,740,511
Kennametal, Inc.	49,430	1,775,525
Proto Labs, Inc.*(a)	10,316	947,009
Rexnord Corp.	64,299	3,217,522
SPX FLOW, Inc.	24,325	1,586,963
Terex Corp.	32,084	1,527,840

		18,389,454

Media — 2.2%
Entravision Communications Corp. (Class A Stock)	48,863	326,405
Gray Television, Inc.	38,089	891,283
iHeartMedia, Inc. (Class A Stock)*	61,297	1,650,728
John Wiley & Sons, Inc. (Class A Stock)	33,035	1,988,046
Nexstar Media Group, Inc. (Class A Stock)	11,064	1,636,144

		6,492,606

Metals & Mining — 1.9%
Alcoa Corp.*	24,578	905,453
Allegheny Technologies, Inc.*(a)	29,454	614,116
Arconic Corp.*	46,456	1,654,763
Coeur Mining, Inc.*	80,410	714,041
Commercial Metals Co.	30,258	929,526
Constellium SE*	45,613	864,366

		5,682,265

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
KKR Real Estate Finance Trust, Inc.(a)	67,412	1,458,122
PennyMac Mortgage Investment Trust	123,076	2,591,980
Two Harbors Investment Corp.(a)	193,715	1,464,485

		5,514,587

Multiline Retail — 0.4%
Big Lots, Inc.(a)	2,746	181,263
Macy’s, Inc.*	46,575	883,062

		1,064,325

Oil, Gas & Consumable Fuels — 5.3%
Antero Resources Corp.*	148,410	2,230,602
Brigham Minerals, Inc. (Class A Stock)	55,176	1,174,697
CNX Resources Corp.*(a)	118,315	1,616,183
EQT Corp.*	55,784	1,241,752
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	95,289	1,489,367
Matador Resources Co.(a)	24,547	883,937

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
PDC Energy, Inc.	37,935	$1,737,044
Range Resources Corp.*	95,167	1,594,999
Rattler Midstream LP	38,956	425,400
SM Energy Co.	59,725	1,471,027
Viper Energy Partners LP	91,811	1,728,801

		15,593,809

Paper & Forest Products — 0.2%
Domtar Corp.*	11,596	637,316

Pharmaceuticals — 0.3%
Intra-Cellular Therapies, Inc.*(a)	18,653	761,415

Professional Services — 2.6%
ASGN, Inc.*	18,383	1,781,864
First Advantage Corp.*	64,967	1,293,493
ICF International, Inc.	10,394	913,217
KBR, Inc.	71,036	2,710,023
ManTech International Corp. (Class A Stock)	11,920	1,031,557

		7,730,154

Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	41,786	830,288

Road & Rail — 1.0%
ArcBest Corp.	24,558	1,429,030
Saia, Inc.*	7,622	1,596,733

		3,025,763

Semiconductors & Semiconductor Equipment — 1.8%
Cohu, Inc.*	41,685	1,533,591
MACOM Technology Solutions Holdings, Inc.*	26,756	1,714,525
Onto Innovation, Inc.*	27,426	2,003,195

		5,251,311

Software — 1.3%
Cerence, Inc.*(a)	12,868	1,373,144
InterDigital, Inc.	11,755	858,468
Vonage Holdings Corp.*	106,652	1,536,855

		3,768,467

Specialty Retail — 2.4%
Abercrombie & Fitch Co. (Class A Stock)*	33,418	1,551,598
American Eagle Outfitters, Inc.(a)	39,540	1,483,936
Citi Trends, Inc.*	8,441	734,367
Group 1 Automotive, Inc.	8,156	1,259,531
Rent-A-Center, Inc.	26,230	1,392,026
RH*	335	227,465
Zumiez, Inc.*	7,367	360,909

		7,009,832

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.*	17,439	997,336
Crocs, Inc.*	16,720	1,948,214
Deckers Outdoor Corp.*	423	162,462

		3,108,012

SEE NOTES TO FINANCIAL STATEMENTS.

A191

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance — 2.2%
MGIC Investment Corp.	120,454	$1,638,174
NMI Holdings, Inc. (Class A Stock)*	44,949	1,010,454
Walker & Dunlop, Inc.	18,229	1,902,743
Washington Federal, Inc.	63,234	2,009,576

		6,560,947

Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc.*	29,471	1,569,331
Herc Holdings, Inc.*	9,372	1,050,320
WESCO International, Inc.*	25,452	2,616,974

		5,236,625

Water Utilities — 0.3%
SJW Group	14,842	939,499

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	58,650	1,329,009

TOTAL COMMON STOCKS (cost $219,082,536)		290,260,026

EXCHANGE-TRADED FUND — 0.6%
iShares Russell 2000 Value ETF(a) (cost $1,304,044)	10,955	1,816,010

TOTAL LONG-TERM INVESTMENTS (cost $220,386,580)		292,076,036

SHORT-TERM INVESTMENTS — 8.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	552,602	552,602
PGIM Institutional Money Market Fund (cost $23,049,209; includes $23,047,738 of cash collateral for securities on loan)(b)(wa)	23,069,162	23,055,321

TOTAL SHORT-TERM INVESTMENTS (cost $23,601,811)		23,607,923

TOTAL INVESTMENTS—107.3% (cost $243,988,391)		315,683,959
Liabilities in excess of other assets — (7.3)%		(21,424,410)

NET ASSETS — 100.0%		$294,259,549

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,615,252; cash collateral of $23,047,738 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A192

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,475,199	$—	$—
Air Freight & Logistics	571,923	—	—
Airlines	1,488,671	—	—
Auto Components	3,516,945	—	—
Automobiles	316,670	—	—
Banks	45,343,961	—	—
Beverages	1,592,161	—	—
Biotechnology	9,111,501	—	—
Building Products	3,898,798	—	—
Capital Markets	4,007,261	—	—
Chemicals	6,692,894	—	—
Commercial Services & Supplies	4,020,199	—	—
Communications Equipment	2,162,459	—	—
Construction & Engineering	4,369,700	—	—
Construction Materials	1,504,579	—	—
Consumer Finance	2,489,505	—	—
Diversified Financial Services	230,368	—	—
Diversified Telecommunication Services	1,247,408	—	—
Electric Utilities	5,902,551	—	—
Electronic Equipment, Instruments & Components	5,297,647	—	—
Energy Equipment & Services	3,599,132	—	—
Entertainment	517,691	—	—
Equity Real Estate Investment Trusts (REITs)	27,983,713	—	—
Food & Staples Retailing	2,108,611	—	—
Food Products	4,231,075	—	—
Gas Utilities	3,729,330	—	—
Health Care Equipment & Supplies	7,723,941	—	—
Health Care Providers & Services	8,080,303	—	—
Health Care Technology	1,313,988	—	—
Hotels, Restaurants & Leisure	4,995,167	—	—
Household Durables	4,757,407	—	—
Independent Power & Renewable Electricity Producers	1,505,958	—	—
Insurance	8,240,532	—	—
IT Services	1,510,538	—	—
Leisure Products	1,727,313	—	—
Life Sciences Tools & Services	1,069,243	—	—
Machinery	18,389,454	—	—
Media	6,492,606	—	—
Metals & Mining	5,682,265	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,514,587	—	—
Multiline Retail	1,064,325	—	—
Oil, Gas & Consumable Fuels	15,593,809	—	—
Paper & Forest Products	637,316	—	—
Pharmaceuticals	761,415	—	—
Professional Services	7,730,154	—	—
Real Estate Management & Development	830,288	—	—
Road & Rail	3,025,763	—	—
Semiconductors & Semiconductor Equipment	5,251,311	—	—
Software	3,768,467	—	—
Specialty Retail	7,009,832	—	—
Textiles, Apparel & Luxury Goods	3,108,012	—	—
Thrifts & Mortgage Finance	6,560,947	—	—
Trading Companies & Distributors	5,236,625	—	—
Water Utilities	939,499	—	—
Wireless Telecommunication Services	1,329,009	—	—
Exchange-Traded Fund	1,816,010	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A193

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$23,607,923	$—	$—

Total	$315,683,959	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Banks	15.4%
Equity Real Estate Investment Trusts (REITs)	9.5
Affiliated Mutual Funds (7.8% represents investments purchased with collateral from securities on loan)	8.0
Machinery	6.3
Oil, Gas & Consumable Fuels	5.3
Biotechnology	3.1
Insurance	2.8
Health Care Providers & Services	2.7
Professional Services	2.6
Health Care Equipment & Supplies	2.6
Specialty Retail	2.4
Chemicals	2.3
Thrifts & Mortgage Finance	2.2
Media	2.2
Electric Utilities	2.0
Metals & Mining	1.9
Mortgage Real Estate Investment Trusts (REITs)	1.9
Electronic Equipment, Instruments & Components	1.8
Semiconductors & Semiconductor Equipment	1.8
Trading Companies & Distributors	1.8
Hotels, Restaurants & Leisure	1.7
Household Durables	1.6
Aerospace & Defense	1.5
Construction & Engineering	1.5
Food Products	1.4
Commercial Services & Supplies	1.4
Capital Markets	1.4
Building Products	1.3
Software	1.3
Gas Utilities	1.3
Energy Equipment & Services	1.2

Auto Components	1.2%
Textiles, Apparel & Luxury Goods	1.1
Road & Rail	1.0
Consumer Finance	0.8
Communications Equipment	0.7
Food & Staples Retailing	0.7
Leisure Products	0.6
Exchange-Traded Fund	0.6
Beverages	0.5
IT Services	0.5
Independent Power & Renewable Electricity Producers	0.5
Construction Materials	0.5
Airlines	0.5
Wireless Telecommunication Services	0.5
Health Care Technology	0.5
Diversified Telecommunication Services	0.4
Life Sciences Tools & Services	0.4
Multiline Retail	0.4
Water Utilities	0.3
Real Estate Management & Development	0.3
Pharmaceuticals	0.3
Paper & Forest Products	0.2
Air Freight & Logistics	0.2
Entertainment	0.2
Automobiles	0.1
Diversified Financial Services	0.1

107.3
Liabilities in excess of other assets	(7.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$22,615,252	$(22,615,252)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A194

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2021
ASSETS
Investments at value, including securities on loan of $22,615,252:
Unaffiliated investments (cost $220,386,580)	$292,076,036
Affiliated investments (cost $23,601,811)	23,607,923
Receivable for investments sold	5,028,857
Dividends receivable	273,436
Receivable for Portfolio shares sold	108,714
Tax reclaim receivable	6,135
Prepaid expenses	870

Total Assets	321,101,971

LIABILITIES
Payable to broker for collateral for securities on loan	23,047,738
Payable for investments purchased	3,068,720
Payable for Portfolio shares purchased	402,698
Management fee payable	220,908
Accrued expenses and other liabilities	95,243
Payable to affiliate	6,135
Affiliated transfer agent fee payable	980

Total Liabilities	26,842,422

NET ASSETS	$294,259,549

Net assets were comprised of:
Partners’ Equity	$294,259,549

Net asset value and redemption price per share, $294,259,549 / 8,650,504 outstanding shares of beneficial interest	$34.02

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $1,325 foreign withholding tax)	$1,343,066
Income from securities lending, net (including affiliated income of $7,027)	8,757
Affiliated dividend income	2,584

Total income	1,354,407

EXPENSES
Management fee	1,273,796
Custodian and accounting fees	34,100
Shareholders’ reports	28,472
Audit fee	15,124
Legal fees and expenses	9,033
Trustees’ fees	6,084
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	10,086

Total expenses	1,381,992

NET INVESTMENT INCOME (LOSS)	(27,585)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(1,580))	36,642,689

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(988))	12,112,045

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	48,754,734

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,727,149

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(27,585)	$1,146,357
Net realized gain (loss) on investment transactions	36,642,689	(8,958,111)
Net change in unrealized appreciation (depreciation) on investments	12,112,045	16,282,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,727,149	8,470,812

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [653,082 and 1,269,719 shares, respectively]	21,392,286	28,928,500
Portfolio shares purchased [611,109 and 579,007 shares, respectively]	(20,286,625)	(13,577,173)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,105,661	15,351,327

TOTAL INCREASE (DECREASE)	49,832,810	23,822,139
NET ASSETS:
Beginning of period	244,426,739	220,604,600

End of period	$294,259,549	$244,426,739

SEE NOTES TO FINANCIAL STATEMENTS.

A195

PSF STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 97.4%
Aerospace & Defense — 1.6%
Boeing Co. (The)*	94,636	$22,671,000
General Dynamics Corp.	40,200	7,568,052
Howmet Aerospace, Inc.*	67,292	2,319,555
Huntington Ingalls Industries, Inc.	7,000	1,475,250
L3Harris Technologies, Inc.	35,580	7,690,617
Lockheed Martin Corp.	42,658	16,139,654
Northrop Grumman Corp.	26,826	9,749,373
Raytheon Technologies Corp.	263,148	22,449,156
Teledyne Technologies, Inc.*	8,129	3,404,669
Textron, Inc.	40,050	2,754,239
TransDigm Group, Inc.*	9,430	6,103,945

		102,325,510

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	23,600	2,210,612
Expeditors International of Washington, Inc.	29,500	3,734,700
FedEx Corp.	42,140	12,571,626
United Parcel Service, Inc. (Class B Stock)	125,400	26,079,438

		44,596,376

Airlines — 0.3%
Alaska Air Group, Inc.*	21,900	1,320,789
American Airlines Group, Inc.*(a)	106,600	2,260,986
Delta Air Lines, Inc.*	110,900	4,797,534
Southwest Airlines Co.*(a)	102,037	5,417,144
United Airlines Holdings, Inc.*(a)	54,100	2,828,889

		16,625,342

Auto Components — 0.1%
Aptiv PLC*	46,700	7,347,311
BorgWarner, Inc.(a)	43,100	2,092,074

		9,439,385

Automobiles — 1.8%
Ford Motor Co.*	673,159	10,003,143
General Motors Co.*	219,300	12,975,981
Tesla, Inc.*	133,490	90,733,153

		113,712,277

Banks — 4.2%
Bank of America Corp.	1,313,182	54,142,494
Citigroup, Inc.	360,622	25,514,007
Citizens Financial Group, Inc.	73,700	3,380,619
Comerica, Inc.	24,550	1,751,397
Fifth Third Bancorp	124,149	4,746,216
First Republic Bank	30,100	5,633,817
Huntington Bancshares, Inc.	255,675	3,648,482
JPMorgan Chase & Co.	526,295	81,859,924
KeyCorp	168,000	3,469,200
M&T Bank Corp.	22,200	3,225,882
People’s United Financial, Inc.	73,100	1,252,934
PNC Financial Services Group, Inc. (The)	73,293	13,981,373
Regions Financial Corp.	166,712	3,364,248
SVB Financial Group*	9,400	5,230,442

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Truist Financial Corp.	233,126	$12,938,493
U.S. Bancorp	236,981	13,500,808
Wells Fargo & Co.	716,176	32,435,611
Zions Bancorp NA	28,300	1,495,938

		271,571,885

Beverages — 1.4%
Brown-Forman Corp. (Class B Stock)(a)	32,025	2,399,954
Coca-Cola Co. (The)	671,950	36,359,214
Constellation Brands, Inc. (Class A Stock)	29,400	6,876,366
Molson Coors Beverage Co. (Class B Stock)*(a)	32,300	1,734,187
Monster Beverage Corp.*	63,900	5,837,265
PepsiCo, Inc.	239,294	35,456,192

		88,663,178

Biotechnology — 1.7%
AbbVie, Inc.	305,889	34,455,337
Alexion Pharmaceuticals, Inc.*	37,900	6,962,609
Amgen, Inc.	99,794	24,324,788
Biogen, Inc.*	26,855	9,299,081
Gilead Sciences, Inc.	217,400	14,970,164
Incyte Corp.*	32,200	2,708,986
Regeneron Pharmaceuticals, Inc.*	18,310	10,226,867
Vertex Pharmaceuticals, Inc.*	45,040	9,081,415

		112,029,247

Building Products — 0.5%
A.O. Smith Corp.	23,800	1,715,028
Allegion PLC	15,933	2,219,467
Carrier Global Corp.	140,867	6,846,136
Fortune Brands Home & Security, Inc.	24,400	2,430,484
Johnson Controls International PLC	125,215	8,593,506
Masco Corp.	45,130	2,658,608
Trane Technologies PLC	41,800	7,697,052

		32,160,281

Capital Markets — 3.0%
Ameriprise Financial, Inc.	20,450	5,089,596
Bank of New York Mellon Corp. (The)	140,849	7,215,694
BlackRock, Inc.	24,620	21,541,761
Cboe Global Markets, Inc.	19,200	2,285,760
Charles Schwab Corp. (The)	258,700	18,835,947
CME Group, Inc.	62,110	13,209,555
Franklin Resources, Inc.(a)	47,100	1,506,729
Goldman Sachs Group, Inc. (The)	59,720	22,665,532
Intercontinental Exchange, Inc.	97,090	11,524,583
Invesco Ltd.	65,400	1,748,142
MarketAxess Holdings, Inc.	6,600	3,059,694
Moody’s Corp.	28,120	10,189,844
Morgan Stanley	259,178	23,764,031
MSCI, Inc.	14,400	7,676,352
Nasdaq, Inc.	19,900	3,498,420
Northern Trust Corp.	36,000	4,162,320
Raymond James Financial, Inc.	21,500	2,792,850
S&P Global, Inc.	41,680	17,107,556

SEE NOTES TO FINANCIAL STATEMENTS.

A196

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
State Street Corp.(a)	60,975	$5,017,023
T. Rowe Price Group, Inc.(a)	39,200	7,760,424

		190,651,813

Chemicals — 1.7%
Air Products & Chemicals, Inc.	38,300	11,018,144
Albemarle Corp.	20,000	3,369,200
Celanese Corp.	20,200	3,062,320
CF Industries Holdings, Inc.	37,600	1,934,520
Corteva, Inc.	128,856	5,714,764
Dow, Inc.	128,222	8,113,888
DuPont de Nemours, Inc.	93,256	7,218,947
Eastman Chemical Co.	23,800	2,778,650
Ecolab, Inc.	43,000	8,856,710
FMC Corp.	22,650	2,450,730
International Flavors & Fragrances, Inc.	42,940	6,415,236
Linde PLC (United Kingdom)	90,400	26,134,640
LyondellBasell Industries NV (Class A Stock)	44,500	4,577,715
Mosaic Co. (The)	60,100	1,917,791
PPG Industries, Inc.	40,900	6,943,593
Sherwin-Williams Co. (The)	42,200	11,497,390

		112,004,238

Commercial Services & Supplies — 0.4%
Cintas Corp.	15,200	5,806,400
Copart, Inc.*	35,900	4,732,697
Republic Services, Inc.	36,835	4,052,219
Rollins, Inc.(a)	38,425	1,314,135
Waste Management, Inc.	67,230	9,419,595

		25,325,046

Communications Equipment — 0.8%
Arista Networks, Inc.*	9,600	3,478,176
Cisco Systems, Inc.	731,175	38,752,275
F5 Networks, Inc.*	10,700	1,997,262
Juniper Networks, Inc.	57,400	1,569,890
Motorola Solutions, Inc.	29,327	6,359,560

		52,157,163

Construction & Engineering — 0.0%
Quanta Services, Inc.	24,300	2,200,851

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	3,799,548
Vulcan Materials Co.	23,200	4,038,424

		7,837,972

Consumer Finance — 0.7%
American Express Co.	113,200	18,704,036
Capital One Financial Corp.	79,569	12,308,529
Discover Financial Services	53,005	6,269,961
Synchrony Financial	93,730	4,547,780

		41,830,306

Containers & Packaging — 0.3%
Amcor PLC(a)	269,800	3,091,908
Avery Dennison Corp.	14,500	3,048,480
Ball Corp.	56,500	4,577,630

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
International Paper Co.	67,967	$4,167,057
Packaging Corp. of America	16,700	2,261,514
Sealed Air Corp.(a)	27,320	1,618,710
Westrock Co.	45,261	2,408,790

		21,174,089

Distributors — 0.1%
Genuine Parts Co.	24,925	3,152,265
LKQ Corp.*	48,000	2,362,560
Pool Corp.	7,100	3,256,486

		8,771,311

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	329,460	91,563,523

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	1,234,771	35,536,710
Lumen Technologies, Inc.(a)	167,243	2,272,832
Verizon Communications, Inc.	716,338	40,136,418

		77,945,960

Electric Utilities — 1.5%
Alliant Energy Corp.(a)	43,700	2,436,712
American Electric Power Co., Inc.	85,840	7,261,205
Duke Energy Corp.	133,348	13,164,114
Edison International	66,000	3,816,120
Entergy Corp.	35,000	3,489,500
Evergy, Inc.	39,700	2,399,071
Eversource Energy	59,600	4,782,304
Exelon Corp.	168,673	7,473,901
FirstEnergy Corp.	93,680	3,485,833
NextEra Energy, Inc.	339,300	24,863,904
NRG Energy, Inc.	43,000	1,732,900
Pinnacle West Capital Corp.	19,600	1,606,612
PPL Corp.	132,900	3,717,213
Southern Co. (The)	182,600	11,049,126
Xcel Energy, Inc.	91,995	6,060,631

		97,339,146

Electrical Equipment — 0.6%
AMETEK, Inc.	40,200	5,366,700
Eaton Corp. PLC	68,961	10,218,641
Emerson Electric Co.	103,400	9,951,216
Generac Holdings, Inc.*	10,900	4,525,135
Rockwell Automation, Inc.	20,120	5,754,722

		35,816,414

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	103,600	7,087,276
CDW Corp.	24,800	4,331,320
Corning, Inc.	131,700	5,386,530
IPG Photonics Corp.*	6,300	1,327,851
Keysight Technologies, Inc.*	32,100	4,956,561
TE Connectivity Ltd.	57,200	7,734,012
Trimble, Inc.*	43,300	3,543,239

SEE NOTES TO FINANCIAL STATEMENTS.

A197

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	9,300	$4,924,257

		39,291,046

Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	124,948	2,857,561
Halliburton Co.	152,900	3,535,048
NOV, Inc.*(a)	67,100	1,027,972
Schlumberger NV	240,398	7,695,140

		15,115,721

Entertainment — 1.9%
Activision Blizzard, Inc.	133,700	12,760,328
Electronic Arts, Inc.	50,500	7,263,415
Live Nation Entertainment, Inc.*	24,800	2,172,232
Netflix, Inc.*	76,950	40,645,760
Take-Two Interactive Software, Inc.*	20,000	3,540,400
Walt Disney Co. (The)*	314,472	55,274,743

		121,656,878

Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	23,780	4,326,533
American Tower Corp.	78,500	21,205,990
AvalonBay Communities, Inc.	24,418	5,095,792
Boston Properties, Inc.	24,600	2,818,914
Crown Castle International Corp.	74,600	14,554,460
Digital Realty Trust, Inc.	48,500	7,297,310
Duke Realty Corp.	64,500	3,054,075
Equinix, Inc.	15,495	12,436,287
Equity Residential	59,200	4,558,400
Essex Property Trust, Inc.	11,470	3,441,115
Extra Space Storage, Inc.	22,700	3,718,714
Federal Realty Investment Trust(a)	12,300	1,441,191
Healthpeak Properties, Inc.	93,200	3,102,628
Host Hotels & Resorts, Inc.*(a)	122,426	2,092,260
Iron Mountain, Inc.(a)	50,730	2,146,894
Kimco Realty Corp.(a)	74,500	1,553,325
Mid-America Apartment Communities, Inc.	20,100	3,385,242
Prologis, Inc.	127,828	15,279,281
Public Storage	26,350	7,923,182
Realty Income Corp.(a)	63,500	4,237,990
Regency Centers Corp.	27,800	1,781,146
SBA Communications Corp.	18,830	6,001,121
Simon Property Group, Inc.	57,161	7,458,367
UDR, Inc.(a)	51,400	2,517,572
Ventas, Inc.(a)	65,404	3,734,568
Vornado Realty Trust(a)	26,757	1,248,749
Welltower, Inc.	72,800	6,049,680
Weyerhaeuser Co.	129,030	4,441,213

		156,901,999

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	76,492	30,265,590
Kroger Co. (The)(a)	133,700	5,122,047
Sysco Corp.	88,000	6,842,000
Walgreens Boots Alliance, Inc.	124,300	6,539,423

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	240,100	$33,858,902

		82,627,962

Food Products — 0.9%
Archer-Daniels-Midland Co.	96,938	5,874,442
Campbell Soup Co.(a)	35,800	1,632,122
Conagra Brands, Inc.(a)	84,000	3,055,920
General Mills, Inc.	105,700	6,440,301
Hershey Co. (The)	25,500	4,441,590
Hormel Foods Corp.(a)	48,800	2,330,200
J.M. Smucker Co. (The)(a)	19,000	2,461,830
Kellogg Co.(a)	44,600	2,869,118
Kraft Heinz Co. (The)	112,037	4,568,869
Lamb Weston Holdings, Inc.	25,700	2,072,962
McCormick & Co., Inc.	43,400	3,833,088
Mondelez International, Inc. (Class A Stock)	244,311	15,254,779
Tyson Foods, Inc. (Class A Stock)	50,900	3,754,384

		58,589,605

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	21,800	2,095,198

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	308,125	35,720,931
ABIOMED, Inc.*	7,900	2,465,669
Align Technology, Inc.*	12,620	7,710,820
Baxter International, Inc.	88,500	7,124,250
Becton, Dickinson & Co.	50,349	12,244,373
Boston Scientific Corp.*	247,599	10,587,333
Cooper Cos., Inc. (The)	8,630	3,419,810
Danaher Corp.	110,100	29,546,436
DENTSPLY SIRONA, Inc.	38,200	2,416,532
Dexcom, Inc.*	16,680	7,122,360
Edwards Lifesciences Corp.*	107,750	11,159,668
Hologic, Inc.*	44,500	2,969,040
IDEXX Laboratories, Inc.*	14,800	9,346,940
Intuitive Surgical, Inc.*	20,450	18,806,638
Medtronic PLC	233,228	28,950,592
ResMed, Inc.	25,100	6,187,652
STERIS PLC	16,900	3,486,470
Stryker Corp.	56,570	14,692,926
Teleflex, Inc.	8,200	3,294,678
West Pharmaceutical Services, Inc.	13,000	4,668,300
Zimmer Biomet Holdings, Inc.	36,286	5,835,515

		227,756,933

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	25,400	2,908,046
Anthem, Inc.	43,000	16,417,400
Cardinal Health, Inc.	51,375	2,932,999
Centene Corp.*	100,268	7,312,545
Cigna Corp.	60,652	14,378,770
CVS Health Corp.	226,999	18,940,796
DaVita, Inc.*	13,200	1,589,676
HCA Healthcare, Inc.	46,000	9,510,040
Henry Schein, Inc.*	25,200	1,869,588
Humana, Inc.	22,300	9,872,656
Laboratory Corp. of America Holdings*	17,100	4,717,035

SEE NOTES TO FINANCIAL STATEMENTS.

A198

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	27,807	$5,317,811
Quest Diagnostics, Inc.	23,300	3,074,901
UnitedHealth Group, Inc.	163,630	65,523,997
Universal Health Services, Inc. (Class B Stock)	13,700	2,006,091

		166,372,351

Health Care Technology — 0.1%
Cerner Corp.	53,000	4,142,480

Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.*	7,130	15,601,082
Caesars Entertainment, Inc.*(a)	35,000	3,631,250
Carnival Corp.*(a)	136,000	3,584,960
Chipotle Mexican Grill, Inc.*	4,870	7,550,156
Darden Restaurants, Inc.	22,650	3,306,673
Domino’s Pizza, Inc.(a)	6,900	3,218,781
Expedia Group, Inc.*	24,000	3,929,040
Hilton Worldwide Holdings, Inc.*	48,000	5,789,760
Las Vegas Sands Corp.*	56,800	2,992,792
Marriott International, Inc. (Class A Stock)*	46,023	6,283,060
McDonald’s Corp.	129,210	29,846,218
MGM Resorts International	71,400	3,045,210
Norwegian Cruise Line Holdings Ltd.*(a)	61,100	1,796,951
Penn National Gaming, Inc.*(a)	24,700	1,889,303
Royal Caribbean Cruises Ltd.*(a)	36,900	3,146,832
Starbucks Corp.	203,500	22,753,335
Wynn Resorts Ltd.*(a)	17,800	2,176,940
Yum! Brands, Inc.	52,200	6,004,566

		126,546,909

Household Durables — 0.4%
D.R. Horton, Inc.	57,800	5,223,386
Garmin Ltd.	25,900	3,746,176
Leggett & Platt, Inc.(a)	22,600	1,170,906
Lennar Corp. (Class A Stock)	47,600	4,729,060
Mohawk Industries, Inc.*	10,400	1,998,776
Newell Brands, Inc.	65,749	1,806,125
NVR, Inc.*	610	3,033,713
PulteGroup, Inc.	46,885	2,558,515
Whirlpool Corp.	10,967	2,391,025

		26,657,682

Household Products — 1.3%
Church & Dwight Co., Inc.	43,100	3,672,982
Clorox Co. (The)(a)	21,800	3,922,038
Colgate-Palmolive Co.	147,100	11,966,585
Kimberly-Clark Corp.	58,188	7,784,390
Procter & Gamble Co. (The)	426,476	57,544,407

		84,890,402

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	116,500	3,037,155

Industrial Conglomerates — 1.2%
3M Co.	100,370	19,936,493
General Electric Co.	1,513,347	20,369,651
Honeywell International, Inc.	120,800	26,497,480

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Roper Technologies, Inc.	18,300	$8,604,660

		75,408,284

Insurance — 1.7%
Aflac, Inc.	113,000	6,063,580
Allstate Corp. (The)	52,628	6,864,796
American International Group, Inc.	148,929	7,089,021
Aon PLC (Class A Stock)(a)	39,025	9,317,609
Arthur J. Gallagher & Co.	34,900	4,888,792
Assurant, Inc.	10,300	1,608,654
Chubb Ltd.	78,130	12,417,982
Cincinnati Financial Corp.	26,028	3,035,385
Everest Re Group Ltd.	6,900	1,738,869
Globe Life, Inc.	16,675	1,588,294
Hartford Financial Services Group, Inc. (The)	62,000	3,842,140
Lincoln National Corp.	31,463	1,977,135
Loews Corp.	40,226	2,198,351
Marsh & McLennan Cos., Inc.	87,700	12,337,636
MetLife, Inc.	132,280	7,916,958
Principal Financial Group, Inc.	44,500	2,811,955
Progressive Corp. (The)	101,300	9,948,673
Travelers Cos., Inc. (The)	43,798	6,556,999
Unum Group	34,756	987,070
W.R. Berkley Corp.	24,600	1,830,978
Willis Towers Watson PLC	22,500	5,175,450

		110,196,327

Interactive Media & Services — 6.3%
Alphabet, Inc. (Class A Stock)*	52,179	127,410,160
Alphabet, Inc. (Class C Stock)*	49,490	124,037,777
Facebook, Inc. (Class A Stock)*	416,020	144,654,314
Twitter, Inc.*	138,000	9,495,780

		405,598,031

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.*	74,330	255,707,093
eBay, Inc.	113,200	7,947,772
Etsy, Inc.*	21,800	4,487,312

		268,142,177

IT Services — 5.0%
Accenture PLC (Class A Stock)	110,200	32,485,858
Akamai Technologies, Inc.*(a)	28,500	3,323,100
Automatic Data Processing, Inc.	74,460	14,789,245
Broadridge Financial Solutions, Inc.	20,100	3,246,753
Cognizant Technology Solutions Corp. (Class A Stock)	92,500	6,406,550
DXC Technology Co.*	43,950	1,711,413
Fidelity National Information Services, Inc.	107,500	15,229,525
Fiserv, Inc.*	103,000	11,009,670
FleetCor Technologies, Inc.*	14,500	3,712,870
Gartner, Inc.*	15,700	3,802,540
Global Payments, Inc.	51,063	9,576,355
International Business Machines Corp.	154,525	22,651,820
Jack Henry & Associates, Inc.(a)	13,500	2,207,385
Mastercard, Inc. (Class A Stock)	151,500	55,311,135

SEE NOTES TO FINANCIAL STATEMENTS.

A199

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Paychex, Inc.	55,350	$5,939,055
PayPal Holdings, Inc.*	203,600	59,345,328
VeriSign, Inc.*	17,400	3,961,806
Visa, Inc. (Class A Stock)(a)	293,400	68,602,788
Western Union Co. (The)	70,104	1,610,289

		324,923,485

Leisure Products — 0.0%
Hasbro, Inc.	22,350	2,112,522

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	52,982	7,831,269
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,800	2,448,302
Charles River Laboratories International, Inc.*	8,700	3,218,304
Illumina, Inc.*	25,260	11,953,285
IQVIA Holdings, Inc.*	33,200	8,045,024
Mettler-Toledo International, Inc.*	4,120	5,707,601
PerkinElmer, Inc.	19,400	2,995,554
Thermo Fisher Scientific, Inc.	68,400	34,505,748
Waters Corp.*	10,800	3,732,588

		80,437,675

Machinery — 1.6%
Caterpillar, Inc.	95,000	20,674,850
Cummins, Inc.	25,800	6,290,298
Deere & Co.	54,250	19,134,517
Dover Corp.	25,100	3,780,060
Fortive Corp.	58,400	4,072,816
IDEX Corp.	13,100	2,882,655
Illinois Tool Works, Inc.	49,875	11,150,055
Ingersoll Rand, Inc.*	64,237	3,135,408
Otis Worldwide Corp.	70,383	5,755,218
PACCAR, Inc.	59,928	5,348,574
Parker-Hannifin Corp.	22,487	6,905,983
Pentair PLC(a)	28,907	1,950,933
Snap-on, Inc.	9,600	2,144,928
Stanley Black & Decker, Inc.	27,935	5,726,396
Westinghouse Air Brake Technologies Corp.	31,112	2,560,518
Xylem, Inc.	31,200	3,742,752

		105,255,961

Media — 1.3%
Charter Communications, Inc. (Class A Stock)*(a)	24,090	17,379,731
Comcast Corp. (Class A Stock)	794,292	45,290,530
Discovery, Inc. (Class A Stock)*(a)	28,000	859,040
Discovery, Inc. (Class C Stock)*	50,100	1,451,898
DISH Network Corp. (Class A Stock)*(a)	43,175	1,804,715
Fox Corp. (Class A Stock)	58,366	2,167,130
Fox Corp. (Class B Stock)	27,466	966,803
Interpublic Group of Cos., Inc. (The)(a)	68,262	2,217,832
News Corp. (Class A Stock)	67,925	1,750,427
News Corp. (Class B Stock)	21,400	521,090
Omnicom Group, Inc.	37,300	2,983,627

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
ViacomCBS, Inc. (Class B Stock)	101,566	$4,590,783

		81,983,606

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	251,712	9,341,032
Newmont Corp.	138,903	8,803,672
Nucor Corp.	52,800	5,065,104

		23,209,808

Multiline Retail — 0.5%
Dollar General Corp.	42,000	9,088,380
Dollar Tree, Inc.*	40,747	4,054,327
Target Corp.	86,668	20,951,122

		34,093,829

Multi-Utilities — 0.7%
Ameren Corp.	43,200	3,457,728
CenterPoint Energy, Inc.	97,310	2,386,041
CMS Energy Corp.	49,800	2,942,184
Consolidated Edison, Inc.	59,200	4,245,824
Dominion Energy, Inc.	139,840	10,288,029
DTE Energy Co.	33,700	4,367,520
NiSource, Inc.	65,500	1,604,750
Public Service Enterprise Group, Inc.	87,500	5,227,250
Sempra Energy	54,454	7,214,066
WEC Energy Group, Inc.	54,576	4,854,535

		46,587,927

Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	65,250	1,411,357
Cabot Oil & Gas Corp.(a)	67,600	1,180,296
Chevron Corp.	334,659	35,052,184
ConocoPhillips	234,561	14,284,765
Devon Energy Corp.(a)	102,700	2,997,813
Diamondback Energy, Inc.	31,300	2,938,757
EOG Resources, Inc.	100,900	8,419,096
Exxon Mobil Corp.	733,804	46,288,356
Hess Corp.	47,775	4,171,713
Kinder Morgan, Inc.	334,143	6,091,427
Marathon Oil Corp.	135,594	1,846,790
Marathon Petroleum Corp.	112,487	6,796,465
Occidental Petroleum Corp.	145,828	4,560,042
ONEOK, Inc.	76,840	4,275,378
Phillips 66	75,564	6,484,902
Pioneer Natural Resources Co.	39,400	6,403,288
Valero Energy Corp.	71,000	5,543,680
Williams Cos., Inc. (The)	209,900	5,572,845

		164,319,154

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	40,200	12,786,816

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	389,340	26,015,699
Catalent, Inc.*	28,500	3,081,420
Eli Lilly & Co.	137,500	31,559,000
Johnson & Johnson	456,396	75,186,677
Merck & Co., Inc.	437,903	34,055,716

SEE NOTES TO FINANCIAL STATEMENTS.

A200

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Organon & Co.*	43,790	$1,325,085
Perrigo Co. PLC(a)	23,900	1,095,815
Pfizer, Inc.	969,723	37,974,353
Viatris, Inc.	206,194	2,946,512
Zoetis, Inc.	82,600	15,393,336

		228,633,613

Professional Services — 0.4%
Equifax, Inc.	21,100	5,053,661
IHS Markit Ltd.	64,500	7,266,570
Jacobs Engineering Group, Inc.	22,400	2,988,608
Leidos Holdings, Inc.	23,400	2,365,740
Nielsen Holdings PLC	61,800	1,524,606
Robert Half International, Inc.	20,200	1,797,194
Verisk Analytics, Inc.	28,400	4,962,048

		25,958,427

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	58,000	4,972,340

Road & Rail — 0.9%
CSX Corp.	396,816	12,729,857
J.B. Hunt Transport Services, Inc.	14,700	2,395,365
Kansas City Southern	16,000	4,533,920
Norfolk Southern Corp.	43,500	11,545,335
Old Dominion Freight Line, Inc.	16,650	4,225,770
Union Pacific Corp.	115,900	25,489,887

		60,920,134

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.*(a)	210,600	19,781,658
Analog Devices, Inc.(a)	63,923	11,004,984
Applied Materials, Inc.	158,700	22,598,880
Broadcom, Inc.	70,720	33,722,125
Enphase Energy, Inc.*	23,000	4,223,490
Intel Corp.	703,100	39,472,034
KLA Corp.	26,800	8,688,828
Lam Research Corp.	24,800	16,137,360
Maxim Integrated Products, Inc.	46,700	4,920,312
Microchip Technology, Inc.(a)	46,600	6,977,884
Micron Technology, Inc.*	193,100	16,409,638
Monolithic Power Systems, Inc.	7,400	2,763,530
NVIDIA Corp.	107,990	86,402,799
NXP Semiconductors NV (China)	47,900	9,853,988
Qorvo, Inc.*	19,786	3,871,131
QUALCOMM, Inc.	196,450	28,078,598
Skyworks Solutions, Inc.	28,800	5,522,400
Teradyne, Inc.	28,700	3,844,652
Texas Instruments, Inc.	160,000	30,768,000
Xilinx, Inc.	42,400	6,132,736

		361,175,027

Software — 8.6%
Adobe, Inc.*	83,075	48,652,043
ANSYS, Inc.*	15,100	5,240,606
Autodesk, Inc.*	38,070	11,112,633
Cadence Design Systems, Inc.*	48,300	6,608,406
Citrix Systems, Inc.	21,600	2,533,032
Fortinet, Inc.*	23,300	5,549,827

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Intuit, Inc.	47,400	$23,234,058
Microsoft Corp.	1,305,480	353,654,532
NortonLifeLock, Inc.	100,811	2,744,075
Oracle Corp.	317,495	24,713,811
Paycom Software, Inc.*	8,500	3,089,495
PTC, Inc.*	18,200	2,570,932
salesforce.com, Inc.*	160,100	39,107,627
ServiceNow, Inc.*	34,180	18,783,619
Synopsys, Inc.*	26,400	7,280,856
Tyler Technologies, Inc.*	7,100	3,211,827

		558,087,379

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	11,760	2,412,446
AutoZone, Inc.*	3,920	5,849,502
Best Buy Co., Inc.	39,925	4,590,576
CarMax, Inc.*(a)	28,500	3,680,775
Gap, Inc. (The)(a)	34,587	1,163,853
Home Depot, Inc. (The)	184,769	58,920,986
L Brands, Inc.	40,296	2,903,730
Lowe’s Cos., Inc.	123,975	24,047,431
O’Reilly Automotive, Inc.*	12,360	6,998,356
Ross Stores, Inc.	61,600	7,638,400
TJX Cos., Inc. (The)	207,600	13,996,392
Tractor Supply Co.	20,500	3,814,230
Ulta Beauty, Inc.*	9,770	3,378,173

		139,394,850

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	2,720,820	372,643,507
Hewlett Packard Enterprise Co.	224,966	3,280,004
HP, Inc.	216,166	6,526,052
NetApp, Inc.	39,100	3,199,162
Seagate Technology Holdings PLC (Ireland)(a)	34,700	3,051,171
Western Digital Corp.*	53,168	3,783,967

		392,483,863

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.(a)	59,100	1,103,397
NIKE, Inc. (Class B Stock)	220,600	34,080,494
PVH Corp.*	12,400	1,334,116
Ralph Lauren Corp.	8,500	1,001,385
Tapestry, Inc.*	47,700	2,073,996
Under Armour, Inc. (Class A Stock)*(a)	32,700	691,605
Under Armour, Inc. (Class C Stock)*(a)	33,303	618,436
VF Corp.	55,344	4,540,422

		45,443,851

Tobacco — 0.7%
Altria Group, Inc.	321,300	15,319,584
Philip Morris International, Inc.	269,700	26,729,967

		42,049,551

Trading Companies & Distributors — 0.2%
Fastenal Co.	99,300	5,163,600
United Rentals, Inc.*	12,540	4,000,385

SEE NOTES TO FINANCIAL STATEMENTS.

A201

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

		Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
W.W. Grainger, Inc.		7,820	$3,425,160

			12,589,145

Water Utilities — 0.1%
American Water Works Co., Inc.		31,400	4,839,682

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*		100,900	14,613,347

TOTAL COMMON STOCKS (cost $1,468,034,386)			6,297,640,445

EXCHANGE-TRADED FUNDS — 0.5%
iShares Core S&P 500 ETF(a)		55,700	23,946,544
SPDR S&P 500 ETF Trust(a)		15,200	6,506,512

TOTAL EXCHANGE-TRADED FUNDS (cost $20,827,874)			30,453,056

TOTAL LONG-TERM INVESTMENTS (cost $1,488,862,260)			6,328,093,501

SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS — 5.9%
PGIM Core Ultra Short Bond Fund(wa)		127,508,391	127,508,391
PGIM Institutional Money Market Fund (cost $255,489,469; includes $255,472,598 of cash collateral for securities on loan)(b)(wa)		255,786,135	255,632,664

TOTAL AFFILIATED MUTUAL FUNDS (cost $382,997,860)			383,141,055

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
0.040%	09/16/21	7,250	7,249,302

(cost $7,249,380)

TOTAL SHORT-TERM INVESTMENTS (cost $390,247,240)			390,390,357

TOTAL INVESTMENTS—103.9% (cost $1,879,109,500)			6,718,483,858
Liabilities in excess of other assets(z) — (3.9)%			(251,493,345)

NET ASSETS — 100.0%			$6,466,990,513

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $249,787,655; cash collateral of $255,472,598 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
612	S&P 500 E-Mini Index	Sep. 2021	$131,231,160	$1,779,367

SEE NOTES TO FINANCIAL STATEMENTS.

A202

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$7,249,302

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$102,325,510	$—	$—
Air Freight & Logistics	44,596,376	—	—
Airlines	16,625,342	—	—
Auto Components	9,439,385	—	—
Automobiles	113,712,277	—	—
Banks	271,571,885	—	—
Beverages	88,663,178	—	—
Biotechnology	112,029,247	—	—
Building Products	32,160,281	—	—
Capital Markets	190,651,813	—	—
Chemicals	112,004,238	—	—
Commercial Services & Supplies	25,325,046	—	—
Communications Equipment	52,157,163	—	—
Construction & Engineering	2,200,851	—	—
Construction Materials	7,837,972	—	—
Consumer Finance	41,830,306	—	—
Containers & Packaging	21,174,089	—	—
Distributors	8,771,311	—	—
Diversified Financial Services	91,563,523	—	—
Diversified Telecommunication Services	77,945,960	—	—
Electric Utilities	97,339,146	—	—
Electrical Equipment	35,816,414	—	—
Electronic Equipment, Instruments & Components	39,291,046	—	—
Energy Equipment & Services	15,115,721	—	—
Entertainment	121,656,878	—	—
Equity Real Estate Investment Trusts (REITs)	156,901,999	—	—
Food & Staples Retailing	82,627,962	—	—
Food Products	58,589,605	—	—
Gas Utilities	2,095,198	—	—
Health Care Equipment & Supplies	227,756,933	—	—
Health Care Providers & Services	166,372,351	—	—
Health Care Technology	4,142,480	—	—
Hotels, Restaurants & Leisure	126,546,909	—	—
Household Durables	26,657,682	—	—
Household Products	84,890,402	—	—
Independent Power & Renewable Electricity Producers	3,037,155	—	—
Industrial Conglomerates	75,408,284	—	—
Insurance	110,196,327	—	—
Interactive Media & Services	405,598,031	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A203

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Internet & Direct Marketing Retail	$268,142,177	$—	$—
IT Services	324,923,485	—	—
Leisure Products	2,112,522	—	—
Life Sciences Tools & Services	80,437,675	—	—
Machinery	105,255,961	—	—
Media	81,983,606	—	—
Metals & Mining	23,209,808	—	—
Multiline Retail	34,093,829	—	—
Multi-Utilities	46,587,927	—	—
Oil, Gas & Consumable Fuels	164,319,154	—	—
Personal Products	12,786,816	—	—
Pharmaceuticals	228,633,613	—	—
Professional Services	25,958,427	—	—
Real Estate Management & Development	4,972,340	—	—
Road & Rail	60,920,134	—	—
Semiconductors & Semiconductor Equipment	361,175,027	—	—
Software	558,087,379	—	—
Specialty Retail	139,394,850	—	—
Technology Hardware, Storage & Peripherals	392,483,863	—	—
Textiles, Apparel & Luxury Goods	45,443,851	—	—
Tobacco	42,049,551	—	—
Trading Companies & Distributors	12,589,145	—	—
Water Utilities	4,839,682	—	—
Wireless Telecommunication Services	14,613,347	—	—
Exchange-Traded Funds	30,453,056	—	—
Short-Term Investments
Affiliated Mutual Funds	383,141,055	—	—
U.S. Treasury Obligation	—	7,249,302	—

Total	$6,711,234,556	$7,249,302	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,779,367	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2021 were as follows:

Software	8.6%
Interactive Media & Services	6.3
Technology Hardware, Storage & Peripherals	6.1
Affiliated Mutual Funds (4.0% represents investments purchased with collateral from securities on loan)	5.9
Semiconductors & Semiconductor Equipment	5.6
IT Services	5.0
Banks	4.2
Internet & Direct Marketing Retail	4.1
Pharmaceuticals	3.5
Health Care Equipment & Supplies	3.5
Capital Markets	3.0
Health Care Providers & Services	2.6
Oil, Gas & Consumable Fuels	2.5
Equity Real Estate Investment Trusts (REITs)	2.4

Specialty Retail	2.2%
Hotels, Restaurants & Leisure	2.0
Entertainment	1.9
Automobiles	1.8
Biotechnology	1.7
Chemicals	1.7
Insurance	1.7
Machinery	1.6
Aerospace & Defense	1.6
Electric Utilities	1.5
Diversified Financial Services	1.4
Beverages	1.4
Household Products	1.3
Food & Staples Retailing	1.3

SEE NOTES TO FINANCIAL STATEMENTS.

A204

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

Industry Classification (continued):

Media	1.3%
Life Sciences Tools & Services	1.2
Diversified Telecommunication Services	1.2
Industrial Conglomerates	1.2
Road & Rail	0.9
Food Products	0.9
Communications Equipment	0.8
Multi-Utilities	0.7
Textiles, Apparel & Luxury Goods	0.7
Air Freight & Logistics	0.7
Tobacco	0.7
Consumer Finance	0.7
Electronic Equipment, Instruments & Components	0.6
Electrical Equipment	0.6
Multiline Retail	0.5
Building Products	0.5
Exchange-Traded Funds	0.5
Household Durables	0.4
Professional Services	0.4
Commercial Services & Supplies	0.4
Metals & Mining	0.4
Containers & Packaging	0.3

Airlines	0.3%
Energy Equipment & Services	0.2
Wireless Telecommunication Services	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Auto Components	0.1
Distributors	0.1
Construction Materials	0.1
U.S. Treasury Obligation	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction & Engineering	0.0	*
Leisure Products	0.0	*
Gas Utilities	0.0	*

	103.9
Liabilities in excess of other assets	(3.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$1,779,367	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$17,828,149

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(564,710)

SEE NOTES TO FINANCIAL STATEMENTS.

A205

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2021 (unaudited)

For the six months ended June 30, 2021, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$122,448,960

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended June 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$249,787,655	$(249,787,655)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A206

PSF STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2021

ASSETS
Investments at value, including securities on loan of $249,787,655:
Unaffiliated investments (cost $1,496,111,640)	$6,335,342,803
Affiliated investments (cost $382,997,860)	383,141,055
Cash	23,124
Dividends receivable	3,672,332
Receivable for Portfolio shares sold	2,268,512
Due from broker-variation margin futures	201,960
Receivable for investments sold	109,643
Tax reclaim receivable	18,359
Prepaid expenses	687,408

Total Assets	6,725,465,196

LIABILITIES
Payable to broker for collateral for securities on loan	255,472,598
Management fee payable	1,472,459
Payable for investments purchased	921,631
Payable for Portfolio shares purchased	443,513
Accrued expenses and other liabilities	162,910
Affiliated transfer agent fee payable	980
Distribution fee payable	592

Total Liabilities	258,474,683

NET ASSETS	$6,466,990,513

Net assets were comprised of:
Partners’ Equity	$6,466,990,513

Class I:
Net asset value and redemption price per share, $6,463,519,896 / 64,082,333 outstanding shares of beneficial interest	$100.86

Class III:
Net asset value and redemption price per share, $3,470,617 / 34,424 outstanding shares of beneficial interest	$100.82

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2021

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,041 foreign withholding tax)	$41,909,406
Affiliated dividend income	86,181
Income from securities lending, net (including affiliated income of $62,818)	72,086
Interest income	1,940

Total income	42,069,613

EXPENSES
Management fee	8,469,947
Distribution fee—Class III	822
Custodian and accounting fees	148,176
Shareholders’ reports	64,667
Trustees’ fees	38,337
Legal fees and expenses	19,226
Audit fee	14,861
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	61,523

Total expenses	8,822,856

NET INVESTMENT INCOME (LOSS)	33,246,757

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(14,370))	16,901,828
Futures transactions	17,828,149

34,729,977

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,693))	779,286,200
Futures	(564,710)

778,721,490

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	813,451,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$846,698,224

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$33,246,757	$72,019,778
Net realized gain (loss) on investment transactions	34,729,977	59,543,856
Net change in unrealized appreciation (depreciation) on investments	778,721,490	725,481,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	846,698,224	857,044,757

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	142,936,809	296,701,054
Portfolio shares purchased	(142,842,586)	(290,448,745)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	94,223	6,252,309

TOTAL INCREASE (DECREASE)	846,792,447	863,297,066
NET ASSETS:
Beginning of period	5,620,198,066	4,756,901,000

End of period	$6,466,990,513	$5,620,198,066

SEE NOTES TO FINANCIAL STATEMENTS.

A207

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

1. Organization

The Prudential Series Fund (“Series Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is currently composed of 17 Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 17 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

PSF Global Portfolio (formerly known as, Global Portfolio): Long-term growth of capital.

PSF International Growth Portfolio (formerly known as, SP International Growth Portfolio): Long-term growth of capital.

PSF Mid-Cap Growth Portfolio (formerly known as, SP Prudential U.S. Emerging Growth Portfolio): Long-term capital appreciation.

PSF Natural Resources Portfolio (formerly known as, Natural Resources Portfolio): Long-term growth of capital.

PSF PGIM 50/50 Balanced Portfolio (formerly known as, Conservative Balanced Portfolio): Total investment return consistent with a conservatively managed diversified portfolio.

PSF PGIM Flexible Managed Portfolio (formerly known as, Flexible Managed Portfolio): Total return consistent with an aggressively managed diversified portfolio.

PSF PGIM Government Income Portfolio (formerly known as, Government Income Portfolio): High level of income over the long-term consistent with the preservation of capital.

PSF PGIM Government Money Market Portfolio (formerly known as, Government Money Market Portfolio): Maximum current income consistent with the stability of capital and maintenance of liquidity.

PSF PGIM High Yield Bond Portfolio (formerly known as, High Yield Bond Portfolio): High total return.

PSF PGIM Jennison Blend Portfolio (formerly known as, Equity Portfolio): Long-term growth of capital.

PSF PGIM Jennison Focused Blend Portfolio (formerly known as, Jennison 20/20 Focus Portfolio): Long-term growth of capital.

PSF PGIM Jennison Growth Portfolio (formerly known as, Jennison Portfolio): Long-term growth of capital.

PSF PGIM Jennison Value Portfolio (formerly known as, Value Portfolio): Capital appreciation.

PSF PGIM Total Return Bond Portfolio (formerly known as, Diversified Bond Portfolio): High level of income over a longer term while providing reasonable safety of capital.

PSF Small-Cap Stock Index Portfolio (formerly known as, Small Capitalization Stock Portfolio): Long-term growth of capital.

PSF Small-Cap Value Portfolio (formerly known as, SP Small-Cap Value Portfolio): Long-term growth of capital.

PSF Stock Index Portfolio (formerly known as, Stock Index Portfolio): Achieve investment results that generally correspond to the performance of publicly traded common stocks.

2. Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

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Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Series Fund’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal

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amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets

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and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

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Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or

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sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements: The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with

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respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio.

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Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B8

3. Agreements

The Series Fund, on behalf of the Portfolios, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadvisers’ performance of such services.

The Manager has entered into subadvisory agreements with each of PGIM, Inc., which provides subadvisory services to the Portfolios through its business unit PGIM Fixed Income (“PFI”), PGIM Limited, Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.), Allianz Global Investors U.S. LLC (“Allianz”), Brown Advisory LLC (“Brown”), Goldman Sachs Asset Management, L.P. (“GSAM”), J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), LSV Asset Management (“LSV”), Neuberger Berman Investment Advisors, LLC (“Neuberger Berman”), QMALLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. The Manager pays for the services of the subadvisers, cost of compensation officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolios. The Portfolios bear all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly, using the value of each Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
PSF Global Portfolio	0.75%	0.71	*%
PSF International Growth Portfolio	0.85	0.75	**
PSF Mid-Cap Growth Portfolio	0.60	0.60
PSF Natural Resources Portfolio	0.45	0.44	***
PSF PGIM 50/50 Balanced Portfolio	0.55	0.55
PSF PGIM Flexible Managed Portfolio	0.60	0.60
PSF PGIM Government Income Portfolio	0.40	0.40
PSF PGIM Government Money Market Portfolio	0.30	0.04	****
PSF PGIM High Yield Bond Portfolio	0.55	0.52	*****
PSF PGIM Jennison Blend Portfolio	0.45	0.45
PSF PGIM Jennison Focused Blend Portfolio	0.75	0.75
PSF PGIM Jennison Growth Portfolio	0.60	0.60
PSF PGIM Jennison Value Portfolio	0.40	0.40
PSF PGIM Total Return Bond Portfolio	0.40	0.40
PSF Small-Cap Stock Index Portfolio	0.35	0.35
PSF Small-Cap Value Portfolio	0.90	0.90
PSF Stock Index Portfolio	0.30% up to $4 billion
	0.25% over $4 billion	0.28

*	The Manager has contractually agreed, through June 30, 2022, to waive a portion of its management fee equal to an annual rate of 0.0363% of the average daily net assets of the Portfolio.
**

The Manager has contractually agreed, through June 30, 2022, to waive a portion of its management fee equal to an annual rate of 0.019% of the average daily net assets of the Portfolio. The Manager has also contractually agreed through June 30, 2022 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Portfolio to 1.01% of the Portfolio’s average daily net assets. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

***	The Manager has contractually agreed, through June 30, 2022, to waive a portion of its management fee equal to an annual rate of 0.008% of the average daily net assets of the Portfolio.
****

The Manager has voluntarily agreed to limit the management fee of the Government Money Market Portfolio such that the 1-day yield of the Portfolio, excluding realized gain (loss) on investment transactions, does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Manager at any time without notice. During the period ended June 30, 2021, the Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $1,119,094, 0.26% of the Government Money Market Portfolio’s averaged daily net assets.

B9

*****

The Manager has contractually agreed through June 30, 2022 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Portfolio to 0.57% of the Portfolio’s average daily net assets. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

At June 30, 2021, the subadvisers that provide investment advisory services to the Portfolios are listed directly below. Where more than one subadviser is listed, each subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
PSF Global Portfolio	Brown; LSV; QMA; T. Rowe & William Blair
PSF International Growth Portfolio	Jennison; Neuberger Berman & William Blair
PSF Mid-Cap Growth Portfolio	J.P. Morgan
PSF Natural Resources Portfolio	Allianz
PSF PGIM 50/50 Balanced Portfolio	PFI; PGIM Limited & QMA
PSF PGIM Flexible Managed Portfolio	PFI; PGIM Limited & QMA
PSF PGIM Government Income Portfolio	PFI
PSF PGIM Government Money Market Portfolio	PFI
PSF PGIM High Yield Bond Portfolio	PFI & PGIM Limited
PSF PGIM Jennison Blend Portfolio	Jennison
PSF PGIM Jennison Focused Blend Portfolio	Jennison
PSF PGIM Jennison Growth Portfolio	Jennison
PSF PGIM Jennison Value Portfolio	Jennison
PSF PGIM Total Return Bond Portfolio	PFI & PGIM Limited
PSF Small-Cap Stock Index Portfolio	QMA
PSF Small-Cap Value Portfolio	GSAM
PSF Stock Index Portfolio	QMA

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class II and Class III shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II and Class III shares pursuant to a plan of distribution (the “Class II Plan” and “Class III Plan”, together, the Plans), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Plans, the Class II and Class III shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II and Class III shares. In order to support the Fund’s income yield, PIMS has voluntarily undertaken to waive the distribution and service (12b-1) fees of the Government Money Market Portfolio Class III shares, respectively, such that the 1-day income yield (excluding capital gain (loss)) does not fall below 0.00%.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2021, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
PSF Global Portfolio	$26,492
PSF International Growth Portfolio	3,189
PSF Mid-Cap Growth Portfolio	1,765
PSF PGIM Jennison Blend Portfolio	74,609

B10

Portfolio	Amount
PSF PGIM Jennison Focused Blend Portfolio	$2,501
PSF PGIM Jennison Growth Portfolio	31,514
PSF PGIM Jennison Value Portfolio	10,372

PIMS, PGIM Investments, PGIM, Inc., PGIM Limited, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2021, no 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

B11

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
PSF Global Portfolio	$195,169
PSF International Growth Portfolio	10,432
PSF Natural Resources Portfolio	10,267
PSF PGIM 50/50 Balanced Portfolio	14,622
PSF PGIM Flexible Managed Portfolio	48,476
PSF PGIM High Yield Bond Portfolio	426
PSF PGIM Jennison Focused Blend Portfolio	19,332
PSF PGIM Jennison Value Portfolio	582
PSF Small-Cap Stock Index Portfolio	205

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2021 Payments
PSF Global Portfolio	$ 13,827
PSF International Growth Portfolio	10,626
PSF Natural Resources Portfolio	58,813
PSF PGIM 50/50 Balanced Portfolio	9,952
PSF PGIM Jennison Blend Portfolio	76,536
PSF PGIM Jennison Growth Portfolio	131,518
PSF PGIM Jennison Value Portfolio	4,154
PSF Small-Cap Value Portfolio	857

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2021, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
PSF Global Portfolio	$140,757,770	$202,707,925
PSF International Growth Portfolio	14,080,781	15,439,044
PSF Mid-Cap Growth Portfolio	102,526,264	112,358,473
PSF Natural Resources Portfolio	212,447,537	220,662,029
PSF PGIM 50/50 Balanced Portfolio	623,512,658	752,412,512
PSF PGIM Flexible Managed Portfolio	2,221,149,578	2,415,240,904
PSF PGIM Government Income Portfolio	152,262,846	202,807,346
PSF PGIM High Yield Bond Portfolio	155,239,134	151,110,872
PSF PGIM Jennison Blend Portfolio	1,191,087,880	1,380,636,969
PSF PGIM Jennison Focused Blend Portfolio	106,027,683	116,209,887
PSF PGIM Jennison Growth Portfolio	768,518,875	902,404,460
PSF PGIM Jennison Value Portfolio	160,142,806	199,655,464
PSF PGIM Total Return Bond Portfolio	197,126,587	287,534,725
PSF Small-Cap Stock Index Portfolio	87,338,772	110,659,695
PSF Small-Cap Value Portfolio	126,194,580	122,375,263
PSF Stock Index Portfolio	80,764,459	44,907,166

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2021, is presented as follows:

B12

PSF Global Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$26,392,925	$96,626,960	$100,103,354	$—	$—	$22,916,531	22,916,531	$18,037

PGIM Institutional Money Market Fund (1)(b)(wa)
17,555,978	145,038,747	127,748,316	(358)	(3,839)	34,842,212	34,863,130	4,111	(2)

$43,948,903	$241,665,707	$227,851,670	$(358)	$(3,839)	$57,758,743		$22,148

PSF International Growth Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 979,546	$6,973,106	$7,721,861	$—	$—	$230,791	230,791	$562

PGIM Institutional Money Market Fund (1)(b)(wa)
5,979,911	25,814,044	30,013,900	(1,184)	271	1,779,142	1,780,210	1,905	(2)

$6,959,457	$32,787,150	$37,735,761	$(1,184)	$271	$2,009,933		$2,467

PSF Mid-Cap Growth Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 4,451,129	$45,351,257	$42,287,045	$—	$—	$7,515,341	7,515,341	$3,734

PGIM Institutional Money Market Fund (1)(b)(wa)
37,675,892	159,797,587	142,281,727	(2,039)	(4,217)	55,185,496	55,218,627	11,050	(2)

$42,127,021	$205,148,844	$184,568,772	$(2,039)	$(4,217)	$62,700,837		$14,784

PSF Natural Resources Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 1,121,990	$71,881,197	$72,448,869	$—	$—	$554,318	554,318	$1,388

PGIM Institutional Money Market Fund (1)(b)(wa)
36,621,121	225,423,564	225,698,705	115	(3,617)	36,342,478	36,364,296	14,534	(2)

$37,743,111	$297,304,761	$298,147,574	$115	$(3,617)	$36,896,796		$15,922

B13

PSF PGIM 50/50 Balanced Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$386,462,547	$327,681,521	$385,693,452	$—	$—	$328,450,616	328,450,616	$266,799

PGIM Institutional Money Market Fund (1)(b)(wa)
72,964,955	219,353,300	226,129,576	(3,992)	(2,235)	66,182,452	66,222,186	19,869	(2)

$459,427,502	$547,034,821	$611,823,028	$(3,992)	$(2,235)	$394,633,068		$286,668

PSF PGIM Flexible Managed Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$353,385,879	$597,166,660	$693,058,201	$—	$—	$257,494,338	257,494,338	$226,736

PGIM Institutional Money Market Fund (1)(b)(wa)
41,097,233	219,091,098	223,094,361	(2,927)	(3,837)	37,087,206	37,109,471	16,979	(2)

$394,483,112	$816,257,758	$916,152,562	$(2,927)	$(3,837)	$294,581,544		$243,715

PSF PGIM Government Income Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$33,734,048	$65,656,020	$88,999,568	$—	$—	$10,390,500	10,390,500	$10,497

PGIM Institutional Money Market Fund (1)(b)(wa)
—	64,463,255	50,093,120	(3)	(2,150)	14,367,982	14,376,608	2,665	(2)

$33,734,048	$130,119,275	$139,092,688	$(3)	$(2,150)	$24,758,482		$13,162

PSF PGIM High Yield Bond Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$15,920,182	$65,084,890	$60,793,588	$—	$—	$20,211,484	20,211,484	$10,158

PGIM Institutional Money Market Fund (1)(b)(wa)
130,341,153	311,307,593	258,756,205	(1,067)	(24,073)	182,867,401	182,977,187	49,440	(2)

$146,261,335	$376,392,483	$319,549,793	$(1,067)	$(24,073)	$203,078,885		$59,598

B14

PSF PGIM Jennison Blend Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 34,536,497	$514,834,258	$513,126,530	$—	$—	$36,244,225	36,244,225	$37,164

PGIM Institutional Money Market Fund (1)(b)(wa)
509,328,849	1,298,980,333	1,461,604,555	(6,107)	(20,698)	346,677,822	346,885,953	126,640	(2)

$543,865,346	$1,813,814,591	$1,974,731,085	$(6,107)	$(20,698)	$382,922,047		$163,804

PSF PGIM Jennison Focused Blend Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 3,948,214	$27,258,432	$30,225,107	$—	$—	$981,539	981,539	$2,356

PGIM Institutional Money Market Fund (1)(b)(wa)
13,233,266	64,810,618	70,247,899	—	(44)	7,795,941	7,800,622	3,905	(2)

$17,181,480	$92,069,050	$100,473,006	$—	$(44)	$8,777,480		$6,261

PSF PGIM Jennison Growth Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 573,256	$365,464,791	$344,304,079	$—	$—	$21,733,968	21,733,968	$7,932

PGIM Institutional Money Market Fund (1)(b)(wa)
339,841,014	1,013,541,034	1,164,004,629	(2,962)	(14,355)	189,360,102	189,473,786	72,082	(2)

$340,414,270	$1,379,005,825	$1,508,308,708	$(2,962)	$(14,355)	$211,094,070		$80,014

PSF PGIM Jennison Value Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 5,147,064	$78,726,187	$76,919,001	$—	$—	$6,954,250	6,954,250	$5,723

PGIM Institutional Money Market Fund (1)(b)(wa)
29,095,213	245,666,135	215,540,617	68	(1,260)	59,219,539	59,255,093	10,878	(2)

$34,242,277	$324,392,322	$292,459,618	$68	$(1,260)	$66,173,789		$16,601

B15

PSF PGIM Total Return Bond Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$14,079,089	$222,657,294	$217,333,419	$—	$—	$19,402,964	19,402,964	$23,715

PGIM Institutional Money Market Fund (1)(b)(wa)
44,065,963	156,753,055	158,843,902	(1,282)	(5,505)	41,968,329	41,993,525	17,766	(2)

$58,145,052	$379,410,349	$376,177,321	$(1,282)	$(5,505)	$61,371,293		$41,481

PSF Small-Cap Stock Index Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 1,916,230	$48,283,271	$47,625,063	$—	$—	$2,574,438	2,574,438	$2,196

PGIM Institutional Money Market Fund (1)(b)(wa)
153,807,687	435,983,695	314,115,236	(15,393)	(6,376)	275,654,377	275,819,868	63,684	(2)

$155,723,917	$484,266,966	$361,740,299	$(15,393)	$(6,376)	$278,228,815		$65,880

PSF Small-Cap Value Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 4,141,818	$34,173,033	$37,762,249	$—	$—	$552,602	552,602	$2,584

PGIM Institutional Money Market Fund (1)(b)(wa)
18,138,979	92,604,475	87,685,565	(988)	(1,580)	23,055,321	23,069,162	7,027	(2)

$22,280,797	$126,777,508	$125,447,814	$(988)	$(1,580)	$23,607,923		$9,611

PSF Stock Index Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$110,777,275	$115,569,373	$98,838,257	$—	$—	$127,508,391	127,508,391	$86,181

PGIM Institutional Money Market Fund (1)(b)(wa)
215,854,846	1,119,854,623	1,080,056,742	(5,693)	(14,370)	255,632,664	255,786,135	62,818	(2)

$326,632,121	$1,235,423,996	$1,178,894,999	$(5,693)	$(14,370)	$383,141,055		$148,999

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

B16

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2020 are subject to such review.

7. Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the Government Money Market Portfolio), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2021. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2021

PSF Global Portfolio	$29,831,667	1.41%	3	$40,063,000	$—
PSF Natural Resources Portfolio	231,111	1.41	9	370,000	—
PSF PGIM Jennison Focused Blend Portfolio	341,700	1.42	20	612,000	—
PSF PGIM Jennison Growth Portfolio	880,455	1.41	11	2,931,000	—
PSF Small-Cap Stock Index Portfolio	349,750	1.41	4	439,000	—

8. Capital and Ownership

The Portfolios offer Class I shares and certain Portfolios offer Class II and/or Class III shares. All share classes are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I and Class III shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable

B17

life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2021, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares

PSF Global Portfolio–Class I	27,192,398	100.0%

PSF Global Portfolio–Class III	1,587	100.0

PSF International Growth Portfolio–Class I	8,255,118	100.0

PSF Mid-Cap Growth Portfolio–Class I	13,600,208	100.0

PSF Mid-Cap Growth Portfolio–Class III	2,090	100.0

PSF Natural Resources Portfolio–Class I	12,527,466	100.0

PSF Natural Resources Portfolio–Class III	1,820	100.0

PSF PGIM 50/50 Balanced Portfolio–Class I	75,032,231	100.0

PSF PGIM 50/50 Balanced Portfolio–Class III	9,113	100.0

PSF PGIM Flexible Managed Portfolio–Class I	115,757,594	100.0

PSF PGIM Flexible Managed Portfolio–Class III	2,809	100.0

PSF PGIM Government Income Portfolio–Class I	16,231,269	100.0

PSF PGIM Government Income Portfolio–Class III	1,369	100.0

PSF PGIM Government Money Market Portfolio–Class I	76,763,276	99.9

PSF PGIM Government Money Market Portfolio–Class III	12,619,093	100.0

PSF PGIM High Yield Bond Portfolio–Class I	84,656,650	100.0

PSF PGIM High Yield Bond Portfolio–Class III	165,282	100.0

PSF PGIM Jennison Blend Portfolio–Class I	67,141,689	100.0

PSF PGIM Jennison Blend Portfolio–Class III	1,259	100.0

PSF PGIM Jennison Focused Blend Portfolio–Class I	1,685,970	100.0

PSF PGIM Jennison Focused Blend Portfolio–Class III	2,019	100.0

PSF PGIM Jennison Growth Portfolio–Class I	24,705,222	100.0

PSF PGIM Jennison Growth Portfolio–Class III	7,137	100.0

PSF PGIM Jennison Value Portfolio–Class I	35,593,161	100.0

PSF PGIM Jennison Value Portfolio–Class III	2,683	100.0

PSF PGIM Total Return Bond Portfolio–Class I	82,411,815	98.6

PSF PGIM Total Return Bond Portfolio–Class III	61,758	100.0

PSF Small-Cap Stock Index Portfolio–Class I	17,461,989	100.0

PSF Small-Cap Stock Index Portfolio–Class III	22,170	100.0

PSF Small-Cap Value Portfolio–Composite	8,650,504	100.0

PSF Stock Index Portfolio–Class I	64,082,333	100.0

PSF Stock Index Portfolio–Class III	34,424	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

	Affiliated		Unaffiliated

Portfolio	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares

PSF Global Portfolio	2	97.6%	—	—%

PSF International Growth Portfolio	3	95.3	—	—

PSF Mid-Cap Growth Portfolio	2	99.5	—	—

PSF Natural Resources Portfolio	2	89.7	1	5.4

B18

	Affiliated		Unaffiliated

Portfolio	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares

PSF PGIM 50/50 Balanced Portfolio	3	100.0%	—	—%

PSF PGIM Flexible Managed Portfolio	3	100.0	—	—

PSF PGIM Government Income Portfolio	2	98.4	—	—

PSF PGIM Government Money Market Portfolio	4	99.9	—	—

PSF PGIM High Yield Bond Portfolio	3	100.0	—	—

PSF PGIM Jennison Blend Portfolio	3	99.9	—	—

PSF PGIM Jennison Focused Blend Portfolio	1	35.9	2	54.5

PSF PGIM Jennison Growth Portfolio	2	93.2	—	—

PSF PGIM Jennison Value Portfolio	2	95.1	—	—

PSF PGIM Total Return Bond Portfolio	3	98.6	—	—

PSF Small-Cap Stock Index Portfolio	2	96.3	—	—

PSF Small-Cap Value Portfolio	2	99.4	—	—

PSF Stock Index Portfolio	3	100.0	—	—

Transactions in shares of beneficial interest of the Portfolios were as follows:

PSF Global Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	181,704	$9,264,766
Portfolio shares purchased	(1,642,384)	(84,867,462)

Net increase (decrease) in shares outstanding	(1,460,680)	$(75,602,696)

Year ended December 31, 2020:
Portfolio shares sold	386,642	$15,803,644
Portfolio shares purchased	(2,188,536)	(86,119,207)

Net increase (decrease) in shares outstanding	(1,801,894)	$(70,315,563)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	1,588	$85,003
Portfolio shares purchased	(1)	(45)

Net increase (decrease) in shares outstanding	1,587	$84,958

*	Commencement of offering was April 26, 2021.

B19

PSF International Growth Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	209,708	$2,658,948
Portfolio shares purchased	(370,431)	(4,725,019)

Net increase (decrease) in shares outstanding	(160,723)	$(2,066,071)

Year ended December 31, 2020:
Portfolio shares sold	543,521	$5,403,599
Portfolio shares purchased	(1,353,938)	(13,293,021)

Net increase (decrease) in shares outstanding	(810,417)	$(7,889,422)

Class II:
Six months ended June 30, 2021:
Portfolio shares sold	2,361	$28,072
Portfolio shares purchased	(2,368)	(27,683)

Net increase (decrease) in shares outstanding	(7)	$389

Year ended December 31, 2020:
Portfolio shares sold	1	$11
Portfolio shares purchased	(795)	(7,623)

Net increase (decrease) in shares outstanding	(794)	$(7,612)

PSF Mid-Cap Growth Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	533,788	$15,378,062
Portfolio shares purchased	(737,456)	(20,896,404)

Net increase (decrease) in shares outstanding	(203,668)	$(5,518,342)

Year ended December 31, 2020:
Portfolio shares sold	979,430	$21,347,038
Portfolio shares purchased	(2,081,043)	(43,735,970)

Net increase (decrease) in shares outstanding	(1,101,613)	$(22,388,932)

Class II:
Six months ended June 30, 2021:
Portfolio shares sold	639	$17,136
Portfolio shares purchased	(2,222)	(59,822)

Net increase (decrease) in shares outstanding	(1,583)	$(42,686)

Year ended December 31, 2020:
Portfolio shares sold	414	$9,328
Portfolio shares purchased	(14,678)	(291,094)

Net increase (decrease) in shares outstanding	(14,264)	$(281,766)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	2,090	$62,090
Portfolio shares purchased	— **	(5)

Net increase (decrease) in shares outstanding	2,090	$62,085

*	Commencement of offering was April 26, 2021.
**	Less than 1 share.

B20

PSF Natural Resources Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	105,296	$3,338,955
Portfolio shares purchased	(451,208)	(14,068,819)

Net increase (decrease) in shares outstanding	(345,912)	$(10,729,864)

Year ended December 31, 2020:
Portfolio shares sold	372,607	$7,379,403
Portfolio shares purchased	(1,146,855)	(24,955,570)

Net increase (decrease) in shares outstanding	(774,248)	$(17,576,167)

Class II:
Six months ended June 30, 2021:
Portfolio shares sold	118,278	$3,531,141
Portfolio shares purchased	(251,015)	(7,503,304)

Net increase (decrease) in shares outstanding	(132,737)	$(3,972,163)

Year ended December 31, 2020:
Portfolio shares sold	661,009	$11,523,075
Portfolio shares purchased	(1,531,511)	(31,053,060)

Net increase (decrease) in shares outstanding	(870,502)	$(19,529,985)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	1,822	$58,377
Portfolio shares purchased	(2)	(59)

Net increase (decrease) in shares outstanding	1,820	$58,318

*	Commencement of offering was April 26, 2021.

PSF PGIM 50/50 Balanced Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	225,642	$8,089,864
Portfolio shares purchased	(2,653,620)	(95,537,236)

Net increase (decrease) in shares outstanding	(2,427,978)	$(87,447,372)

Year ended December 31, 2020:
Portfolio shares sold	401,718	$12,730,292
Portfolio shares purchased	(5,642,700)	(179,703,549)

Net increase (decrease) in shares outstanding	(5,240,982)	$(166,973,257)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	9,118	$337,006
Portfolio shares purchased	(5)	(181)

Net increase (decrease) in shares outstanding	9,113	$336,825

*	Commencement of offering was April 26, 2021.

B21

PSF PGIM Flexible Managed Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	125,053	$4,850,971
Portfolio shares purchased	(3,450,643)	(136,481,108)

Net increase (decrease) in shares outstanding	(3,325,590)	$(131,630,137)

Year ended December 31, 2020:
Portfolio shares sold	273,315	$8,597,942
Portfolio shares purchased	(7,294,813)	(249,244,194)

Net increase (decrease) in shares outstanding	(7,021,498)	$(240,646,252)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	2,889	$118,149
Portfolio shares purchased	(80)	(3,292)

Net increase (decrease) in shares outstanding	2,809	$114,857

*	Commencement of offering was April 26, 2021.

PSF PGIM Government Income Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	107,037	$1,516,775
Portfolio shares purchased	(850,729)	(12,083,241)

Net increase (decrease) in shares outstanding	(743,692)	$(10,566,466)

Year ended December 31, 2020:
Portfolio shares sold	1,083,338	$15,481,186
Portfolio shares purchased	(1,725,391)	(24,541,321)

Net increase (decrease) in shares outstanding	(642,053)	$(9,060,135)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	1,369	$19,380
Portfolio shares purchased	— **	(2)

Net increase (decrease) in shares outstanding	1,369	$19,378

*	Commencement of offering was April 26, 2021.
**	Less than 1 share.

PSF PGIM Government Money Market Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	41,707,617	$417,076,170
Shares issued in reinvestment of dividends and distributions	297	2,975
Portfolio shares purchased	(44,128,942)	(441,289,425)

Net increase (decrease) in shares outstanding	(2,421,028)	$(24,210,280)

Year ended December 31, 2020:
Portfolio shares sold	70,339,155	$703,391,553
Shares issued in reinvestment of dividends and distributions	179,185	1,791,854
Portfolio shares purchased	(51,256,624)	(512,566,244)

Net increase (decrease) in shares outstanding	19,261,716	$192,617,163

B22

Class III:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	17,579,206	$175,792,062
Shares issued in reinvestment of dividends and distributions	37	373
Portfolio shares purchased	(11,521,367)	(115,213,672)

Net increase (decrease) in shares outstanding	6,057,876	$60,578,763

Period ended December 31, 2020*:
Portfolio shares sold	14,739,505	$147,395,045
Shares issued in reinvestment of dividends and distributions	9	87
Portfolio shares purchased	(8,178,297)	(81,782,967)

Net increase (decrease) in shares outstanding	6,561,217	$65,612,165

*	Commencement of offering was May 18, 2020.

PSF PGIM High Yield Bond Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	2,111,626	$13,441,911
Portfolio shares purchased	(3,068,240)	(19,543,294)

Net increase (decrease) in shares outstanding	(956,614)	$(6,101,383)

Year ended December 31, 2020:
Portfolio shares sold	3,153,074	$17,957,341
Portfolio shares purchased	(8,052,712)	(45,352,928)

Net increase (decrease) in shares outstanding	(4,899,638)	$(27,395,587)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	165,357	$1,069,854
Portfolio shares purchased	(75)	(489)

Net increase (decrease) in shares outstanding	165,282	$1,069,365

*	Commencement of offering was April 26, 2021.

PSF PGIM Jennison Blend Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	42,815	$3,646,696
Portfolio shares purchased	(2,496,380)	(213,463,893)

Net increase (decrease) in shares outstanding	(2,453,565)	$(209,817,197)

Year ended December 31, 2020:
Portfolio shares sold	181,520	$10,472,312
Portfolio shares purchased	(5,150,263)	(344,048,385)

Net increase (decrease) in shares outstanding	(4,968,743)	$(333,576,073)

B23

Class II:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares purchased	(476)	$(40,410)

Net increase (decrease) in shares outstanding	(476)	$(40,410)

Year ended December 31, 2020:
Portfolio shares sold	278	$21,699
Portfolio shares purchased	(3,338)	(215,385)

Net increase (decrease) in shares outstanding	(3,060)	$(193,686)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	1,259	$110,251
Portfolio shares purchased	— **	(35)

Net increase (decrease) in shares outstanding	1,259	$110,216

*	Commencement of offering was April 26, 2021.

**   Less than 1 share.

PSF PGIM Jennison Focused Blend Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	51,496	$2,704,225
Portfolio shares purchased	(105,226)	(5,529,808)

Net increase (decrease) in shares outstanding	(53,730)	$(2,825,583)

Year ended December 31, 2020:
Portfolio shares sold	135,606	$5,549,775
Portfolio shares purchased	(279,439)	(11,452,948)

Net increase (decrease) in shares outstanding	(143,833)	$(5,903,173)

Class II:
Six months ended June 30, 2021:
Portfolio shares sold	81,831	$4,006,734
Portfolio shares purchased	(325,527)	(16,132,122)

Net increase (decrease) in shares outstanding	(243,696)	$(12,125,388)

Year ended December 31, 2020:
Portfolio shares sold	129,143	$5,004,111
Portfolio shares purchased	(711,872)	(27,640,357)

Net increase (decrease) in shares outstanding	(582,729)	$(22,636,246)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	2,020	$107,949
Portfolio shares purchased	(1)	(75)

Net increase (decrease) in shares outstanding	2,019	$107,874

*	Commencement of offering was April 26, 2021.

B24

PSF PGIM Jennison Growth Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	184,622	$24,103,300
Portfolio shares purchased	(1,050,238)	(135,566,695)

Net increase (decrease) in shares outstanding	(865,616)	$(111,463,395)

Year ended December 31, 2020:
Portfolio shares sold	434,139	$41,958,227
Portfolio shares purchased	(2,327,216)	(227,484,202)

Net increase (decrease) in shares outstanding	(1,893,077)	$(185,525,975)

Class II:
Six months ended June 30, 2021:
Portfolio shares sold	54,965	$6,754,005
Portfolio shares purchased	(129,552)	(15,975,345)

Net increase (decrease) in shares outstanding	(74,587)	$(9,221,340)

Year ended December 31, 2020:
Portfolio shares sold	152,672	$15,214,498
Portfolio shares purchased	(277,016)	(26,248,687)

Net increase (decrease) in shares outstanding	(124,344)	$(11,034,189)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	7,399	$953,156
Portfolio shares purchased	(262)	(34,469)

Net increase (decrease) in shares outstanding	7,137	$918,687

*	Commencement of offering was April 26, 2021.

PSF PGIM Jennison Value Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	190,394	$7,753,428
Portfolio shares purchased	(1,376,484)	(56,874,918)

Net increase (decrease) in shares outstanding	(1,186,090)	$(49,121,490)

Year ended December 31, 2020:
Portfolio shares sold	469,060	$14,940,937
Portfolio shares purchased	(3,418,107)	(112,766,386)

Net increase (decrease) in shares outstanding	(2,949,047)	$(97,825,449)

Class II:
Six months ended June 30, 2021:
Portfolio shares sold	5,405	$228,932
Portfolio shares purchased	(13,662)	(562,937)

Net increase (decrease) in shares outstanding	(8,257)	$(334,005)

Year ended December 31, 2020:
Portfolio shares sold	12,657	$360,612
Portfolio shares purchased	(10,965)	(357,784)

Net increase (decrease) in shares outstanding	1,692	$2,828

B25

Class III:	Shares	Amount
Period ended June 30, 2021*:
Portfolio shares sold	2,684	$117,810
Portfolio shares purchased	(1)	(63)

Net increase (decrease) in shares outstanding	2,683	$117,747

*	Commencement of offering was April 26, 2021.

PSF PGIM Total Return Bond Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	4,852,844	$74,321,370
Portfolio shares purchased	(3,143,583)	(48,377,015)

Net increase (decrease) in shares outstanding	1,709,261	$25,944,355

Year ended December 31, 2020:
Portfolio shares sold	7,159,168	$108,389,140
Portfolio shares purchased	(7,041,212)	(106,131,559)

Net increase (decrease) in shares outstanding	117,956	$2,257,581

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	62,080	$955,469
Portfolio shares purchased	(322)	(4,953)

Net increase (decrease) in shares outstanding	61,758	$950,516

*	Commencement of offering was April 26, 2021.

PSF Small-Cap Stock Index Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	239,806	$13,379,864
Portfolio shares purchased	(742,965)	(41,557,027)

Net increase (decrease) in shares outstanding	(503,159)	$(28,177,163)

Year ended December 31, 2020:
Portfolio shares sold	412,603	$15,006,733
Portfolio shares purchased	(1,826,796)	(69,049,362)

Net increase (decrease) in shares outstanding	(1,414,193)	$(54,042,629)

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	22,172	$1,295,043
Portfolio shares purchased	(2)	(127)

Net increase (decrease) in shares outstanding	22,170	$1,294,916

*	Commencement of offering was April 26, 2021.

B26

PSF Stock Index Portfolio

Class I:	Shares	Amount
Six months ended June 30, 2021:
Portfolio shares sold	1,492,668	$139,552,001
Portfolio shares purchased	(1,524,811)	(142,842,015)

Net increase (decrease) in shares outstanding	(32,143)	$(3,290,014)

Year ended December 31, 2020:
Portfolio shares sold	3,906,549	$296,701,054
Portfolio shares purchased	(3,862,546)	(290,448,745)

Net increase (decrease) in shares outstanding	44,003	$6,252,309

Class III:
Period ended June 30, 2021*:
Portfolio shares sold	34,430	$3,384,808
Portfolio shares purchased	(6)	(571)

Net increase (decrease) in shares outstanding	34,424	$3,384,237

*	Commencement of offering was April 26, 2021.

9. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Portfolio will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by non-US investors, or that prevent non-US investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily

B27

carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests.

Interest rate risk: Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The risks associated with changing interest rates are heightened, given that interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities.

Foreign Securities Risk: A Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of a Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Portfolio as well as loan facilities

B28

used by a Portfolio. As such, the potential impact of a transition away from LIBOR on a Portfolio or the financial instruments in which a Portfolio invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Real Estate Risk: Investments in REITs and real estate-linked derivative instruments will subject a Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, operating expenses, overbuilding, construction delays and the supply of real estate generally, extended vacancies of properties, and the management skill and credit worthiness of the issuer. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to tax laws, or failure by the REIT to qualify for tax-free pass-through of income under the tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property and, as a result, may be more exposed to events that adversely affect such properties or areas than REITs that invest more broadly.

Small and Medium Sized Company Risk: Securities of small and medium sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the price of these securities and on a Portfolio’s ability to sell these securities. Changes in the demand for these securities

B29

generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as smaller and medium sized companies generally experience higher growth and failure rates, and typically have less diversified product lines, less experienced senior management, and less access to capital than larger companies. In the case of small sized technology companies, the risks associated with technology company stocks, which tend to be more volatile than other sectors, are magnified.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio (including the Government Money Market Portfolio), which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

B30

Financial Highlights

(unaudited)

PSF Global Portfolio—Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$48.06		$41.49	$31.83		$34.33		$27.50	$26.33

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29		0.41	0.52		0.47		0.42	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.06		6.16	9.14		(2.99)		6.41	0.81

Total from investment operations	6.35		6.57	9.66		(2.52)		6.83	1.15

Capital Contributions	—		—	—	(b)(c)	0.02	(b)	—	0.02	(d)

Net Asset Value, end of period	$54.41		$48.06	$41.49		$31.83		$34.33	$27.50

Total Return(e)	13.21%		15.84%	30.39	%(f)	(7.28	)%(g)	24.84%	4.44	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,479.5		$1,377.0	$1,263.7		$1,006.6		$1,132.9	$955.4
Average net assets (in millions)	$1,434.7		$1,190.6	$1,157.5		$1,139.9		$1,051.8	$942.1
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.75	%(j)	0.76%	0.77%		0.77%		0.79%	0.80%
Expenses before waivers and/or expense reimbursement	0.79	%(j)	0.80%	0.80%		0.80%		0.81%	0.81%
Net investment income (loss)	1.15	%(j)	1.01%	1.41%		1.33%		1.34%	1.29%
Portfolio turnover rate(k)	10%		34%	26%		28%		33%	40%

PSF Global Portfolio—Class III
	April 26, 2021(l) through June 30, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$53.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17

Total from investment operations	1.25

Net Asset Value, end of period	$54.38

Total Return(e)	2.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.1
Average net assets (in millions)	$0.1
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.00	%(j)
Expenses before waivers and/or expense reimbursement	1.04	%(j)
Net investment income (loss)	0.84	%(j)
Portfolio turnover rate(k)	10%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.34)%.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.36%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

PSF International Growth Portfolio—Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.26		$9.28	$7.01		$8.05		$5.92	$6.14

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		— (b)	0.05		0.07		0.05	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.06		2.98	2.21		(1.12)		2.08	(0.28)

Total from investment operations	1.08		2.98	2.26		(1.05)		2.13	(0.23)

Capital Contributions	—		—	0.01	(d)(e)	0.01	(e)	—	0.01	(f)

Net Asset Value, end of period	$13.34		$12.26	$9.28		$7.01		$8.05	$5.92

Total Return(g)	8.81%		32.11%	32.38	%(h)	(12.92	)%(i)	35.98%	(3.58	)%(j)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$110.1		$103.2	$85.6		$70.1		$84.3	$63.9
Average net assets (in millions)	$106.1		$86.3	$79.6		$81.8		$75.1	$66.7
Ratios to average net assets(k):
Expenses after waivers and/or expense reimbursement	1.01	%(l)	1.01%	1.01%		1.01%		1.01%	1.03%
Expenses before waivers and/or expense reimbursement	1.11	%(l)	1.21%	1.24%		1.20%		1.34%	1.25%
Net investment income (loss)	0.28	%(l)	0.05%	0.64%		0.83%		0.67%	0.80%
Portfolio turnover rate(m)	14%		44%	26%		37%		45%	57%

PSF International Growth Portfolio—Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.75		$8.93	$6.77		$7.81		$5.76	$6.01

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01	)(c)	(0.03)	0.02		0.03		0.03	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.02		2.85	2.13		(1.08)		2.02	(0.30)

Total from investment operations	1.01		2.82	2.15		(1.05)		2.05	(0.26)

Capital Contributions	—		—	0.01	(d)(e)	0.01	(e)	—	0.01	(f)

Net Asset Value, end of period	$12.76		$11.75	$8.93		$6.77		$7.81	$5.76

Total Return(g)	8.60%		31.58%	31.91	%(h)	(13.32	)%(i)	35.59%	(4.16	)%(j)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.2		$0.2	$0.1		$0.1		$0.1	$0.3
Average net assets (in millions)	$0.2		$0.1	$0.1		$0.1		$0.3	$4.3
Ratios to average net assets(k):
Expenses after waivers and/or expense reimbursement	1.41	%(l)	1.41%	1.41%		1.41%		1.41%	1.43%
Expenses before waivers and/or expense reimbursement	1.51	%(l)	1.61%	1.64%		1.60%		1.72%	1.65%
Net investment income (loss)	(0.10	)%(l)	(0.36)%	0.24%		0.44%		0.39%	0.61%
Portfolio turnover rate(m)	14%		44%	26%		37%		45%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(e)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(h)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 32.24% and 31.76% for Class I and Class II, respectively.

(i)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (13.04)% and (13.45)% for Class I and Class II, respectively.

(j)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (3.74)% and (4.33)% for Class I and Class II, respectively.

(k)	Does not include expenses of the underlying funds in which the Portfolio invests.
(l)	Annualized.
(m)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

PSF Mid-Cap Growth Portfolio—Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$27.68		$18.77	$13.63	$14.79		$12.08	$11.58

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.03)	— (b)	0.02		0.02	0.01
Net realized and unrealized gain (loss) on investment transactions	2.39		8.94	5.14	(1.18)		2.69	0.47

Total from investment operations	2.35		8.91	5.14	(1.16)		2.71	0.48

Capital Contributions	—		—	—	—	(b)(c)	—	0.02	(d)

Net Asset Value, end of period	$30.03		$27.68	$18.77	$13.63		$14.79	$12.08

Total Return(e)	8.49%		47.47%	37.71%	(7.84	)%(f)	22.43%	4.32	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$408.4		$382.1	$279.8	$214.8		$249.8	$217.7
Average net assets (in millions)	$393.6		$302.1	$257.0	$248.2		$235.7	$215.0
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.65	%(i)	0.67%	0.70%	0.68%		0.71%	0.69%
Expenses before waivers and/or expense reimbursement	0.65	%(i)	0.67%	0.70%	0.68%		0.71%	0.69%
Net investment income (loss)	(0.28	)%(i)	(0.15)%	(0.01)%	0.15%		0.18%	0.10%
Portfolio turnover rate(j)	27%		63%	106%	43%		39%	35%

PSF Mid-Cap Growth Portfolio—Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.81		$17.57	$12.81	$13.95		$11.44	$11.02

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.09)		(0.10)	(0.06)	(0.03)		(0.03)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	2.22		8.34	4.82	(1.11)		2.54	0.43

Total from investment operations	2.13		8.24	4.76	(1.14)		2.51	0.40

Capital Contributions	—		—	—	—	(b)(c)	—	0.02	(d)

Net Asset Value, end of period	$27.94		$25.81	$17.57	$12.81		$13.95	$11.44

Total Return(e)	8.25%		46.90%	37.16%	(8.17	)%(f)	21.94%	3.81	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3		$0.3	$0.5	$0.5		$0.6	$0.8
Average net assets (in millions)	$0.3		$0.4	$0.6	$0.6		$0.8	$0.8
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.05	%(i)	1.07%	1.10%	1.08%		1.10%	1.09%
Expenses before waivers and/or expense reimbursement	1.05	%(i)	1.07%	1.10%	1.08%		1.10%	1.09%
Net investment income (loss)	(0.67	)%(i)	(0.53)%	(0.40)%	(0.24)%		(0.22)%	(0.30)%
Portfolio turnover rate(j)	27%		63%	106%	43%		39%	35%

PSF Mid-Cap Growth Portfolio—Class III
	April 26, 2021(k) through June 30, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$29.77

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.28

Total from investment operations	0.25

Net Asset Value, end of period	$30.02

Total Return(e)	0.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.1
Average net assets (in millions)	$0.0	(b)
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.90	%(i)
Expenses before waivers and/or expense reimbursement	0.90	%(i)
Net investment income (loss)	(0.52	)%(i)
Portfolio turnover rate(j)	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.15% and 3.63% for Class I and Class II, respectively.
(h)	Does not include expenses of the investment companies in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

PSF Natural Resources Portfolio—Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$27.33		$24.34	$21.99		$26.84		$26.89	$21.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.40		0.49	0.72		0.60		0.40	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.91		2.50	1.63		(5.46)		(0.45)	5.15

Total from investment operations	5.31		2.99	2.35		(4.86)		(0.05)	5.41

Capital Contributions	—		—	—	(b)(c)	0.01	(b)	—	0.03	(d)

Net Asset Value, end of period	$32.64		$27.33	$24.34		$21.99		$26.84	$26.89

Total Return(e)	19.43%		12.28%	10.69	%(f)	(18.07	)%(g)	(0.19)%	25.36	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$408.8		$351.8	$332.2		$324.3		$424.6	$456.1
Average net assets (in millions)	$397.3		$284.9	$338.8		$398.1		$410.3	$416.1
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.51	%(j)	0.54%	0.53%		0.51%		0.52%	0.56%
Expenses before waivers and/or expense reimbursement	0.52	%(j)	0.55%	0.54%		0.52%		0.53%	0.57%
Net investment income (loss)	2.58	%(j)	2.28%	3.04%		2.30%		1.60%	1.08%
Portfolio turnover rate(k)	51%		136%	132%		108%		114%	140%

PSF Natural Resources Portfolio—Class II
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.21		$23.44	$21.26		$26.06		$26.20	$20.99

Income (Loss) From Investment Operations:
Net investment income (loss)	0.32		0.41	0.61		0.49		0.29	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.71		2.36	1.57		(5.30)		(0.43)	5.03

Total from investment operations	5.03		2.77	2.18		(4.81)		(0.14)	5.18

Capital Contributions	—		—	—	(b)(c)	0.01	(b)	—	0.03	(d)

Net Asset Value, end of period	$31.24		$26.21	$23.44		$21.26		$26.06	$26.20

Total Return(e)	19.19%		11.82%	10.25	%(f)	(18.42	)%(g)	(0.53)%	24.82	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34.6		$32.5	$49.5		$48.4		$53.4	$42.0
Average net assets (in millions)	$34.2		$37.6	$50.1		$52.0		$48.3	$37.8
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.91	%(j)	0.94%	0.93%		0.91%		0.92%	0.96%
Expenses before waivers and/or expense reimbursement	0.92	%(j)	0.95%	0.94%		0.92%		0.93%	0.97%
Net investment income (loss)	2.16	%(j)	2.05%	2.63%		1.93%		1.21%	0.64%
Portfolio turnover rate(k)	51%		136%	132%		108%		114%	140%

PSF Natural Resources Portfolio—Class III
	April 26, 2021(l) through June 30, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$31.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.47

Total from investment operations	1.60

Net Asset Value, end of period	$32.62

Total Return(e)	5.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.1
Average net assets (in millions)	$0.0	(c)
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.75	%(j)
Expenses before waivers and/or expense reimbursement	0.76	%(j)
Net investment income (loss)	2.16	%(j)
Portfolio turnover rate(k)	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (18.11)% and (18.46)% for Class I and Class II, respectively.

(h)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 25.22% and 24.68% for Class I and Class II, respectively.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

PSF PGIM 50/50 Balanced Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$34.99		$31.40	$26.50		$27.17		$24.18	$22.54

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.50	0.59		0.53		0.45	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.29		3.09	4.31		(1.20)		2.54	1.20

Total from investment operations	2.49		3.59	4.90		(0.67)		2.99	1.62

Capital Contributions	—		—	—	(b)(c)	—	(b)(c)	—	0.02	(d)

Net Asset Value, end of period	$37.48		$34.99	$31.40		$26.50		$27.17	$24.18

Total Return(e)	7.12%		11.43%	18.49	%(f)	(2.47	)%(f)	12.37%	7.28	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,812.1		$2,710.0	$2,597.0		$2,369.8		$2,594.7	$2,473.2
Average net assets (in millions)	$2,745.5		$2,540.2	$2,506.2		$2,535.4		$2,534.8	$2,487.3
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.58	%(i)	0.58%	0.59%		0.59%		0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.58	%(i)	0.58%	0.59%		0.59%		0.58%	0.58%
Net investment income (loss)	1.13	%(i)	1.58%	2.02%		1.94%		1.75%	1.79%
Portfolio turnover rate(j)(k)	28%		75%	90%		101%		136%	185%

PSF PGIM 50/50 Balanced Portfolio—Class III

	April 26, 2021(l) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$36.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65

Total from investment operations	0.71

Net Asset Value, end of period	$37.46

Total Return(e)	1.93%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3
Average net assets (in millions)	$0.2
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.83	%(i)
Expenses before waivers and/or expense reimbursement	0.83	%(i)
Net investment income (loss)	0.88	%(i)
Portfolio turnover rate(j)(k)	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.19%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

PSF PGIM Flexible Managed Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$37.61		$34.32	$28.63		$29.88		$25.99	$23.95

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.56	0.61		0.53		0.45	0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.62		2.73	5.08		(1.78)		3.44	1.58

Total from investment operations	3.86		3.29	5.69		(1.25)		3.89	2.02

Capital Contributions	—		—	—	(b)(c)	—	(b)(c)	—	0.02	(d)

Net Asset Value, end of period	$41.47		$37.61	$34.32		$28.63		$29.88	$25.99

Total Return(e)	10.26%		9.59%	19.87	%(f)	(4.18	)%(f)	14.97%	8.52	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,800.1		$4,479.1	$4,327.9		$3,833.5		$4,229.7	$3,889.7
Average net assets (in millions)	$4,647.7		$4,170.8	$4,127.1		$4,157.4		$4,043.2	$3,799.2
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.62	%(i)	0.62%	0.63%		0.63%		0.62%	0.63%
Expenses before waivers and/or expense reimbursement	0.62	%(i)	0.62%	0.63%		0.63%		0.62%	0.63%
Net investment income (loss)	1.24	%(i)	1.64%	1.92%		1.75%		1.62%	1.78%
Portfolio turnover rate(j)(k)	52%		120%	125%		139%		175%	203%

PSF PGIM Flexible Managed Portfolio—Class III

	April 26, 2021(l) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$40.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.66

Total from investment operations	0.72

Net Asset Value, end of period	$41.45

Total Return(e)	1.77%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.1
Average net assets (in millions)	$0.1
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.87	%(i)
Expenses before waivers and/or expense reimbursement	0.87	%(i)
Net investment income (loss)	0.73	%(i)
Portfolio turnover rate(j)(k)	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 8.44%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

PSF PGIM Government Income Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.51		$13.54	$12.70	$12.62		$12.26	$12.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.23	0.31	0.28		0.23	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.45)		0.74	0.53	(0.20)		0.13	0.06

Total from investment operations	(0.35)		0.97	0.84	0.08		0.36	0.26

Capital Contributions	—		—	—	—	(b)(c)	—	—	(c)(d)

Net Asset Value, end of period	$14.16		$14.51	$13.54	$12.70		$12.62	$12.26

Total Return(e)	(2.41)%		7.16%	6.61%	0.63	%(f)	2.94%	2.17	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$229.9		$246.2	$238.6	$221.1		$244.1	$226.3
Average net assets (in millions)	$235.5		$246.6	$234.6	$230.5		$252.4	$235.8
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.50	%(h)	0.51%	0.52%	0.51%		0.53%	0.51%
Expenses before waivers and/or expense reimbursement	0.50	%(h)	0.51%	0.52%	0.51%		0.53%	0.51%
Net investment income (loss)	1.45	%(h)	1.58%	2.34%	2.28%		1.84%	1.60%
Portfolio turnover rate(i)(j)	93%		150%	269%	284%		495%	705%

PSF PGIM Government Income Portfolio—Class III

	April 26, 2021(k) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.17

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.05)

Total from investment operations	(0.01)

Net Asset Value, end of period	$14.16

Total Return(e)	(0.07)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.0	(c)
Average net assets (in millions)	$0.0	(c)
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.73	%(h)
Expenses before waivers and/or expense reimbursement	0.73	%(h)
Net investment income (loss)	1.35	%(h)
Portfolio turnover rate(i)(j)	93%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

PSF PGIM Government Money Market Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	—	(b)	0.03	0.19	0.15	0.06	0.01
Less Dividends and Distributions	—	(b)	(0.03)	(0.19)	(0.15)	(0.06)	(0.01)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(c)	—	%(b)	0.30%	1.92%	1.53%	0.56%	0.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$768		$792	$600	$536	$560	$724
Average net assets (in millions)	$754		$667	$563	$560	$665	$717
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.07	%(e)	0.21%	0.35%	0.35%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	0.33	%(e)	0.34%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	—	%(b)(e)	0.26%	1.88%	1.52%	0.55%	0.09%

PSF PGIM Government Money Market Portfolio—Class III

	Six Months Ended June 30, 2021		May 18, 2020(f) through December 31, 2020

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	—	(b)	—	(b)
Less Dividends and Distributions:	—	(b)	—	(b)

Net Asset Value, end of period	$10.00		$10.00

Total Return(c)	—	%(b)	—	%(b)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$126		$66
Average net assets (in millions)	$108		$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.07	%(e)	0.13	%(e)
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.58	%(e)
Net investment income (loss)	—	%(b)(e)	—	%(b)(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(unaudited)

PSF PGIM High Yield Bond Portfolio—Class I
	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$6.18		$5.77	$4.96	$5.17		$5.10		$4.68

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.35	0.34	0.33		0.32		0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.19		0.06	0.47	(0.39)		0.07		0.42

Total from investment operations	0.36		0.41	0.81	(0.06)		0.39		0.74

Less Dividends and Distributions	—		—	—	(0.15)		(0.32)		(0.32)
Capital Contributions	—		—	—	—	(b)(c)	—		—	(c)(d)

Net Asset Value, end of period	$6.54		$6.18	$5.77	$4.96		$5.17		$5.10

Total Return(e)	5.83%		7.11%	16.33%	(1.26	)%(f)	7.80%		16.24	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$554		$529	$522	$474		$508		$3,568
Average net assets (in millions)	$542		$497	$507	$499		$3,549		$3,362
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.57	%(h)	0.57%	0.57%	0.57%		0.57%		0.57%
Expenses before waivers and/or expense reimbursement	0.60	%(h)	0.61%	0.62%	0.62%		0.57%		0.57%
Net investment income (loss)	5.27	%(h)	6.16%	6.28%	6.50%		6.17%		6.61%
Portfolio turnover rate(i)	29%		61%	58%	47%		54	%(j)	39%

PSF PGIM High Yield Bond Portfolio—Class III

	April 26, 2021(k) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$6.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07

Total from investment operations	0.13

Net Asset Value, end of period	$6.54

Total Return(e)	2.03%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1
Average net assets (in millions)	$1
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.82	%(h)
Expenses before waivers and/or expense reimbursement	0.85	%(h)
Net investment income (loss)	4.77	%(h)
Portfolio turnover rate(i)	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

(k)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(unaudited)

PSF PGIM Jennison Blend Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$81.50		$63.18	$49.02		$51.52		$40.96	$39.47

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.53	0.66		0.53		0.41	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.63		17.79	13.50		(3.07)		10.15	1.07

Total from investment operations	9.83		18.32	14.16		(2.54)		10.56	1.45

Capital Contributions	—		—	—	(b)(c)	0.04	(b)	—	0.04	(d)

Net Asset Value, end of period	$91.33		$81.50	$63.18		$49.02		$51.52	$40.96

Total Return(e)	12.06%		29.00%	28.89	%(f)	(4.85	)%(g)	25.78%	3.78	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,132.2		$5,672.4	$4,711.0		$3,919.6		$4,415.6	$3,741.7
Average net assets (in millions)	$5,848.1		$4,776.8	$4,406.8		$4,497.1		$4,098.8	$3,615.1
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.46	%(j)	0.47%	0.47%		0.47%		0.47%	0.47%
Expenses before waivers and/or expense reimbursement	0.46	%(j)	0.47%	0.47%		0.47%		0.47%	0.47%
Net investment income (loss)	0.47	%(j)	0.80%	1.16%		0.98%		0.89%	1.01%
Portfolio turnover rate(k)	21%		62%	43%		37%		55%	39%

PSF PGIM Jennison Blend Portfolio—Class II

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$79.78		$62.09	$48.37		$51.04		$40.74	$39.42

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.26	0.43		0.32		0.23	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.42		17.43	13.29		(3.03)		10.07	1.05

Total from investment operations	9.45		17.69	13.72		(2.71)		10.30	1.28

Capital Contributions	—		—	—	(b)(c)	0.04	(b)	—	0.04	(d)

Net Asset Value, end of period	$89.23		$79.78	$62.09		$48.37		$51.04	$40.74

Total Return(e)	11.85%		28.49%	28.36	%(f)	(5.23	)%(g)	25.28%	3.35	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.2		$2.0	$1.7		$1.5		$1.7	$1.7
Average net assets (in millions)	$2.1		$1.7	$1.6		$1.8		$1.8	$1.8
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.86	%(j)	0.87%	0.87%		0.87%		0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.86	%(j)	0.87%	0.87%		0.87%		0.87%	0.87%
Net investment income (loss)	0.07	%(j)	0.40%	0.76%		0.59%		0.50%	0.61%
Portfolio turnover rate(k)	21%		62%	43%		37%		55%	39%

PSF PGIM Jennison Blend Portfolio—Class III

	April 26, 2021(l) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$87.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.53

Total from investment operations	3.55

Net Asset Value, end of period	$91.29

Total Return(e)	4.05%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.1
Average net assets (in millions)	$0.1
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.71	%(j)
Expenses before waivers and/or expense reimbursement	0.71	%(j)
Net investment income (loss)	0.11	%(j)
Portfolio turnover rate(k)	21%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(unaudited)

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.93)% and (5.31)% for Class I and Class II, respectively.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 3.68% and 3.25% for Class I and Class II, respectively.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(unaudited)

PSF PGIM Jennison Focused Blend Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$49.83		$38.06	$29.52	$31.19		$23.94	$23.56

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03	(b)	0.16	0.23	0.26		0.10	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.69		11.61	8.31	(1.95)		7.15	0.27

Total from investment operations	5.72		11.77	8.54	(1.69)		7.25	0.36

Capital Contributions	—		—	—	0.02	(d)	—	0.02	(e)

Net Asset Value, end of period	$55.55		$49.83	$38.06	$29.52		$31.19	$23.94

Total Return(f)	11.48%		30.92%	28.93%	(5.35	)%(g)	30.28%	1.61	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$93.7		$86.7	$71.7	$59.0		$68.9	$59.3
Average net assets (in millions)	$90.0		$73.4	$66.3	$68.9		$64.7	$60.1
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.84	%(j)	0.86%	0.87%	0.82%		0.82%	0.83%
Expenses before waivers and/or expense reimbursement	0.84	%(j)	0.86%	0.87%	0.84%		0.87%	0.83%
Net investment income (loss)	0.10	%(j)	0.39%	0.66%	0.80%		0.36%	0.39%
Portfolio turnover rate(k)	49%		82%	61%	42%		99%	69%

PSF PGIM Jennison Focused Blend Portfolio—Class II

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020		2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$47.17		$36.17		$28.17	$29.88		$23.03	$22.75

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)		—	(c)	0.09	0.13		(0.01)	—	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.38		11.00		7.91	(1.86)		6.86	0.26

Total from investment operations	5.31		11.00		8.00	(1.73)		6.85	0.26

Capital Contributions	—		—		—	0.02	(d)	—	0.02	(e)

Net Asset Value, end of period	$52.48		$47.17		$36.17	$28.17		$29.88	$23.03

Total Return(f)	11.26%		30.41%		28.40%	(5.72	)%(g)	29.74%	1.23	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$132.7		$130.8		$121.4	$118.6		$156.1	$142.5
Average net assets (in millions)	$131.0		$117.4		$118.1	$147.4		$150.7	$146.2
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.24	%(j)	1.26%		1.27%	1.22%		1.22%	1.23%
Expenses before waivers and/or expense reimbursement	1.24	%(j)	1.26%		1.27%	1.24%		1.27%	1.23%
Net investment income (loss)	(0.30	)%(j)	—	%(c)	0.26%	0.40%		(0.04)%	(0.01)%
Portfolio turnover rate(k)	49%		82%		61%	42%		99%	69%

PSF PGIM Jennison Focused Blend Portfolio—Class III

	April 26, 2021(l) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$54.19

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.38

Total from investment operations	1.34

Net Asset Value, end of period	$55.53

Total Return(f)	2.47%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.1
Average net assets (in millions)	$0.0
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.09	%(j)
Expenses before waivers and/or expense reimbursement	1.09	%(j)
Net investment income (loss)	(0.39	)%(j)
Portfolio turnover rate(k)	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(unaudited)

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (5.41)% and (5.79)% for Class I and Class II, respectively.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.53% and 1.14% for Class I and Class II, respectively.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments.
(l)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(unaudited)

PSF PGIM Jennison Growth Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$127.49		$81.62	$61.21		$61.69		$45.13	$45.54

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.19)		(0.13)	0.09		0.13		0.13	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.10		46.00	20.32		(0.61)		16.43	(0.55)

Total from investment operations	12.91		45.87	20.41		(0.48)		16.56	(0.45)

Capital Contributions	—		—	—	(b)(c)	—	(b)(c)	—	0.04	(d)

Net Asset Value, end of period	$140.40		$127.49	$81.62		$61.21		$61.69	$45.13

Total Return(e)	10.13%		56.20%	33.34	%(f)	(0.78	)%(f)	36.69%	(0.90	)%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,468		$3,260	$2,242		$1,803		$1,937	$1,520
Average net assets (in millions)	$3,262		$2,606	$2,073		$2,052		$1,761	$1,529
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.62	%(i)	0.62%	0.62%		0.62%		0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.62	%(i)	0.62%	0.62%		0.62%		0.63%	0.63%
Net investment income (loss)	(0.29	)%(i)	(0.13)%	0.13%		0.19%		0.25%	0.23%
Portfolio turnover rate(j)	23%		56%	41%		38%		51%	35%

PSF PGIM Jennison Growth Portfolio—Class II

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$121.26		$77.94	$58.68		$59.38		$43.62	$44.19

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.43)		(0.49)	(0.19)		(0.14)		(0.08)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	12.43		43.81	19.45		(0.56)		15.84	(0.54)

Total from investment operations	12.00		43.32	19.26		(0.70)		15.76	(0.61)

Capital Contributions	—		—	—	(b)(c)	—	(b)(c)	—	0.04	(d)

Net Asset Value, end of period	$133.26		$121.26	$77.94		$58.68		$59.38	$43.62

Total Return(e)	9.91%		55.57%	32.82	%(f)	(1.18	)%(f)	36.13%	(1.29	)%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$87		$88	$66		$61		$60	$41
Average net assets (in millions)	$84		$72	$64		$70		$49	$50
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.02	%(i)	1.02%	1.02%		1.02%		1.03%	1.03%
Expenses before waivers and/or expense reimbursement	1.02	%(i)	1.02%	1.02%		1.02%		1.03%	1.03%
Net investment income (loss)	(0.70	)%(i)	(0.53)%	(0.27)%		(0.22)%		(0.16)%	(0.17)%
Portfolio turnover rate(j)	23%		56%	41%		38%		51%	35%

PSF PGIM Jennison Growth Portfolio—Class III

	April 26, 2021(k) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$132.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.46

Total from investment operations	7.33

Net Asset Value, end of period	$140.32

Total Return(e)	5.51%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1
Average net assets (in millions)	$1
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.87	%(i)
Expenses before waivers and/or expense reimbursement	0.87	%(i)
Net investment income (loss)	(0.52	)%(i)
Portfolio turnover rate(j)	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Financial Highlights

(unaudited)

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.99)% and (1.38)% for Class I and Class II, respectively

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C17

Financial Highlights

(unaudited)

PSF PGIM Jennison Value Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$37.28		$35.99	$28.55		$31.68		$27.08	$24.31

Income (Loss) From Investment Operations:
Net investment income (loss)	0.32		0.66	0.67		0.56		0.47	0.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.28		0.63	6.77		(3.71)		4.13	2.28

Total from investment operations	6.60		1.29	7.44		(3.15)		4.60	2.74

Capital Contributions	—		—	—	(b)(c)	0.02	(b)	—	0.03	(d)

Net Asset Value, end of period	$43.88		$37.28	$35.99		$28.55		$31.68	$27.08

Total Return(e)	17.70%		3.58%	26.06	%(f)	(9.88	)%(g)	16.99%	11.39	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,562.0		$1,371.2	$1,429.9		$1,226.4		$1,480.3	$1,375.1
Average net assets (in millions)	$1,497.1		$1,236.8	$1,354.1		$1,416.6		$1,412.8	$1,289.8
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.42	%(j)	0.43%	0.43%		0.43%		0.43%	0.42%
Expenses before waivers and/or expense reimbursement	0.42	%(j)	0.43%	0.43%		0.43%		0.43%	0.42%
Net investment income (loss)	1.55	%(j)	2.03%	2.04%		1.76%		1.63%	1.90%
Portfolio turnover rate(k)	11%		32%	25%		23%		16%	24%

PSF PGIM Jennison Value Portfolio—Class II

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$36.36		$35.25	$28.07		$31.27		$26.84	$24.19

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.51	0.53		0.42		0.35	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.13		0.60	6.65		(3.64)		4.08	2.25

Total from investment operations	6.36		1.11	7.18		(3.22)		4.43	2.62

Capital Contributions	—		—	—	(b)(c)	0.02	(b)	—	0.03	(d)

Net Asset Value, end of period	$42.72		$36.36	$35.25		$28.07		$31.27	$26.84

Total Return(e)	17.49%		3.15%	25.58	%(f)	(10.23	)%(g)	16.51%	10.95	%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.2		$9.0	$8.7		$6.1		$7.5	$7.1
Average net assets (in millions)	$9.8		$7.9	$7.4		$7.2		$7.1	$8.0
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.82	%(j)	0.83%	0.83%		0.83%		0.83%	0.82%
Expenses before waivers and/or expense reimbursement	0.82	%(j)	0.83%	0.83%		0.83%		0.83%	0.82%
Net investment income (loss)	1.15	%(j)	1.62%	1.63%		1.36%		1.23%	1.53%
Portfolio turnover rate(k)	11%		32%	25%		23%		16%	24%

PSF PGIM Jennison Value Portfolio—Class III

	April 26, 2021(l) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$42.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00

Total from investment operations	1.10

Net Asset Value, end of period	$43.87

Total Return(e)	2.57%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.1
Average net assets (in millions)	$0.1
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.67	%(j)
Expenses before waivers and/or expense reimbursement	0.67	%(j)
Net investment income (loss)	1.18	%(j)
Portfolio turnover rate(k)	11%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C18

Financial Highlights

(unaudited)

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.94)% and (10.29)% for Class I and Class II, respectively.

(h)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.27% and 10.83% for Class I and Class II, respectively.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C19

Financial Highlights

(unaudited)

PSF PGIM Total Return Bond Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.78		$14.55	$13.12	$13.14		$12.28	$11.64

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.45	0.49	0.45		0.42	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.37)		0.78	0.94	(0.48)		0.44	0.21

Total from investment operations	(0.17)		1.23	1.43	(0.03)		0.86	0.64

Capital Contributions	—		—	—	0.01	(b)	—	—	(c)(d)

Net Asset Value, end of period	$15.61		$15.78	$14.55	$13.12		$13.14	$12.28

Total Return(e)	(1.08)%		8.45%	10.90%	(0.15	)%(f)	7.00%	5.50	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,305		$1,293	$1,190	$1,123		$1,145	$1,105
Average net assets (in millions)	$1,276		$1,235	$1,166	$1,132		$1,123	$1,121
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.43	%(i)	0.43%	0.44%	0.44%		0.44%	0.44%
Expenses before waivers and/or expense reimbursement	0.43	%(i)	0.43%	0.44%	0.44%		0.44%	0.44%
Net investment income (loss)	2.63	%(i)	2.99%	3.53%	3.44%		3.28%	3.52%
Portfolio turnover rate(j)	24%		35%	48%	51%		71%	49%

PSF PGIM Total Return Bond Portfolio—Class III

	April 26, 2021(k) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.18	(l)

Total from investment operations	0.25

Net Asset Value, end of period	$15.60

Total Return(e)	1.63%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1
Average net assets (in millions)	$1
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.68	%(i)
Expenses before waivers and/or expense reimbursement	0.68	%(i)
Net investment income (loss)	2.30	%(i)
Portfolio turnover rate(j)	24%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.23)%.
(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Commencement of offering.
(l)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

SEE NOTES TO FINANCIAL STATEMENTS.

C20

Financial Highlights

(unaudited)

PSF Small-Cap Stock Index Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$47.76		$43.03	$35.15	$38.51		$34.08	$26.94

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.40	0.46	0.40		0.39	0.35
Net realized and unrealized gain (loss) on investment transactions	10.93		4.33	7.42	(3.76)		4.04	6.72

Total from investment operations	11.13		4.73	7.88	(3.36)		4.43	7.07

Capital Contributions	—		—	—	—	(b)(c)	—	0.07	(d)

Net Asset Value, end of period	$58.89		$47.76	$43.03	$35.15		$38.51	$34.08

Total Return(e)	23.30%		10.99%	22.42%	(8.73	)%(f)	13.00%	26.50	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,028		$858	$834	$729		$850	$811
Average net assets (in millions)	$994		$701	$794	$871		$811	$704
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.38	%(i)	0.40%	0.39%	0.39%		0.40%	0.40%
Expenses before waivers and/or expense reimbursement	0.38	%(i)	0.40%	0.39%	0.39%		0.40%	0.42%
Net investment income (loss)	0.71	%(i)	1.07%	1.15%	0.98%		1.11%	1.21%
Portfolio turnover rate(j)	9%		18%	19%	18%		17%	20%

PSF Small-Cap Stock Index Portfolio—Class III

	April 26, 2021(k) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$57.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investment transactions	1.09

Total from investment operations	1.13

Net Asset Value, end of period	$58.86

Total Return(e)	1.96%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1
Average net assets (in millions)	$1
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.63	%(i)
Expenses before waivers and/or expense reimbursement	0.63	%(i)
Net investment income (loss)	0.38	%(i)
Portfolio turnover rate(j)	9%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 26.24%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C21

Financial Highlights

(unaudited)

PSF Small-Cap Value Portfolio

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.39		$27.86	$22.69	$26.32		$23.46	$18.70

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(b)	0.14	0.20	0.13		0.12	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.63		0.39	4.97	(3.76)		2.74	4.60

Total from investment operations	5.63		0.53	5.17	(3.63)		2.86	4.75

Capital Contributions	—		—	—	—	(b)(c)	—	0.01	(d)

Net Asset Value, end of period	$34.02		$28.39	$27.86	$22.69		$26.32	$23.46

Total Return(e)	19.83%		1.90%	22.79%	(13.79	)%(f)	12.19%	25.45	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$294		$244	$221	$180		$214	$211
Average net assets (in millions)	$285		$188	$207	$211		$208	$189
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.98	%(i)	1.03%	1.01%	0.99%		1.01%	1.01%
Expenses before waivers and/or expense reimbursement	0.98	%(i)	1.03%	1.02%	1.00%		1.02%	1.02%
Net investment income (loss)	(0.02	)%(i)	0.61%	0.76%	0.48%		0.51%	0.75%
Portfolio turnover rate(j)	44%		69%	56%	58%		62%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 25.40%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C22

Financial Highlights

(unaudited)

PSF Stock Index Portfolio—Class I

	Six Months Ended June 30, 2021		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$87.66		$74.24	$56.64	$59.38	$50.70	$48.59

Income (Loss) From Investment Operations:
Net investment income (loss)	0.52		1.12	1.12	1.00	0.92	0.89
Net realized and unrealized gain (loss) on investment transactions	12.68		12.30	16.48	(3.74)	9.75	4.52

Total from investment operations	13.20		13.42	17.60	(2.74)	10.67	5.41

Less Dividends and Distributions	—		—	—	—	(1.99)	(3.37)
Capital Contributions	—		—	—	—	—	0.07	(b)

Net Asset Value, end of period	$100.86		$87.66	$74.24	$56.64	$59.38	$50.70

Total Return(c)	15.06%		18.08%	31.07%	(4.61)%	21.46%	11.83	%(d)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,464		$5,620	$4,757	$3,672	$3,928	$3,305
Average net assets (in millions)	$6,031		$4,802	$4,298	$4,051	$3,630	$3,122
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.29	%(f)	0.31%	0.31%	0.31%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.29	%(f)	0.31%	0.31%	0.31%	0.32%	0.34%
Net investment income (loss)	1.11	%(f)	1.50%	1.69%	1.63%	1.69%	1.84%
Portfolio turnover rate(g)	1%		4%	3%	4%	4%	5%

PSF Stock Index Portfolio—Class III

	April 26, 2021(h) through June 30, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$97.90

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15
Net realized and unrealized gain (loss) on investment transactions	2.77

Total from investment operations	2.92

Net Asset Value, end of period	$100.82

Total Return(c)	2.98%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3
Average net assets (in millions)	$2
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.54	%(f)
Expenses before waivers and/or expense reimbursement	0.54	%(f)
Net investment income (loss)	0.80	%(f)
Portfolio turnover rate(g)	1%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.69%.
(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(h)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

C23

The Prudential Series Fund Portfolio Liquidity Risk Management Program — unaudited	June 30, 2021

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio (excluding money market portfolios) has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Series Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from. January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C24

The Prudential Series Fund
Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 14-16, 2021 (the Meeting) and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc. (PGIM Fixed Income), PGIM Limited (PGIML), Jennison Associates LLC (Jennison) and QMA LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and PGIM Investments’ role as administrator of the Portfolios’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and the interested

Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates from serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, PGIML, Jennison and QMA, each of which are affiliates of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PGIM Investments may not be as significant as PGIM Investments’ profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PGIM Investments and the unaffiliated subadvisers, as well as the fact that PGIM investments compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2020. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PSF Global Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.0363% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF International Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.019% of its management fee through June 30, 2022.

•

The Board also noted that PGIM Investments contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.01% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Mid-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including sub-advisory fees) and total expenses were reasonable in light of the services provided.

PSF Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods, other than the ten-year period.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.008% of its management fee through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM 50/50 Balanced Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods other than the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Flexible Managed Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the other periods.

•

The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming both its benchmark index and Peer Universe median during the first quarter of 2021 and outperforming its benchmark index over the one-year period ended March 31, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods other than the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM High Yield Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that PGIM Investments contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.57% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Blend Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Gross Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods other than the ten-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Focused Blend Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods other than the ten-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the other periods.

•	The Board also noted information provided by the Manager indicating the continued rebound of the Portfolio, which outperformed its benchmark and Peer Universe in 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Total Return Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s underperformance was primarily attributable to performance challenges in the first quarter of 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Small-Cap Stock Index Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, and it underperformed over the one- and three-year periods.

•

The Board considered the Manager’s assertion that it believes the Portfolio’s underperformance to be temporary and largely attributed to 2020. In that regard, the Board noted that when it considered the performance of the Portfolio one year before (for periods ended December 31, 2019), the Portfolio outperformed its Peer Universe median and benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.97% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Stock Index Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America
751 Broad Street Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise.

Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2021 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-A

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 18, 2021